STATEMENT OF ADDITIONAL INFORMATION

May 1, 2009 (as revised May 26, 2009)

NATIONWIDE VARIABLE INSURANCE TRUST

AllianceBernstein NVIT Global Fixed Income	NVIT Money Market Fund
Fund	NVIT Money Market Fund II
American Century NVIT Multi Cap Value	NVIT Multi-Manager International Growth Fund
Fund	NVIT Multi-Manager International Value Fund
Federated NVIT High Income Bond Fund	NVIT Multi-Manager Large Cap Growth Fund
Gartmore NVIT Developing Markets Fund	NVIT Multi-Manager Large Cap Value Fund
Gartmore NVIT Emerging Markets Fund	NVIT Multi-Manager Mid Cap Growth Fund
Gartmore NVIT Global Utilities Fund	NVIT Multi-Manager Mid Cap Value Fund
Gartmore NVIT International Equity Fund	NVIT Multi-Manager Small Cap Growth Fund
Gartmore NVIT Worldwide Leaders Fund	NVIT Multi-Manager Small Cap Value Fund
Neuberger Berman NVIT Multi Cap	NVIT Multi-Manager Small Company Fund
Opportunities Fund	NVIT Multi Sector Bond Fund (formerly Van Kampen
Neuberger Berman NVIT Socially Responsible	NVIT Multi Sector Bond Fund)
Fund	NVIT Nationwide Fund
NVIT Bond Index Fund	NVIT Nationwide Leaders Fund
NVIT Core Bond Fund	NVIT S&P 500 Index Fund
NVIT Core Plus Bond Fund (formerly Lehman	NVIT Short Term Bond Fund
Brothers NVIT Core Plus Bond Fund)	NVIT Small Cap Index Fund
NVIT Enhanced Income Fund	NVIT Technology and Communications Fund
NVIT Global Financial Services Fund	NVIT U.S. Growth Leaders Fund
NVIT Government Bond Fund	Oppenheimer NVIT Large Cap Growth Fund
NVIT Growth Fund	Templeton NVIT International Value Fund
NVIT Health Sciences Fund	Van Kampen NVIT Comstock Value Fund
NVIT International Index Fund	Van Kampen NVIT Real Estate Fund
NVIT Mid Cap Index Fund

     Nationwide Variable Insurance Trust (the “Trust”), a Delaware statutory trust, is a registered open-end, management investment company currently consisting of 62 series as of the date above. This Statement of Additional Information (“SAI”) relates only to the series of the Trust which are listed above (each, a “Fund” and collectively, the “Funds”).

     This SAI is not a prospectus but is incorporated by reference into the following Prospectuses. It contains information in addition to and more detailed than that set forth in the Prospectuses for the Funds and should be read in conjunction with the following Prospectuses:

  AllianceBernstein NVIT Global Fixed Income Fund dated March 20, 2009 (as revised May 1, 2009)
  American Century NVIT Multi Cap Value Fund dated March 20, 2009 (as revised May 1, 2009)
  Federated NVIT High Income Bond Fund dated May 1, 2009
  Gartmore NVIT Developing Markets Fund dated May 1, 2009
  Gartmore NVIT Emerging Markets Fund dated May 1, 2009
  Gartmore NVIT Global Utilities Fund dated May 1, 2009
  Gartmore NVIT International Equity Fund dated May 1, 2009
  Gartmore NVIT Worldwide Leaders Fund dated May 1, 2009
  Neuberger Berman NVIT Multi Cap Opportunities Fund dated May 1, 2009
  Neuberger Berman NVIT Socially Responsible Fund dated May 1, 2009
  NVIT Bond Index Fund dated May 1, 2009
  NVIT Core Bond Fund dated May 1, 2009

  NVIT Core Plus Bond Fund dated May 1, 2009
  NVIT Enhanced Income Fund dated May 1, 2009
  NVIT Global Financial Services Fund dated May 1, 2009
  NVIT Government Bond Fund dated May 1, 2009
  NVIT Growth Fund dated May 1, 2009
  NVIT Health Sciences Fund dated May 1, 2009
  NVIT International Index Fund dated May 1, 2009
  NVIT Mid Cap Index Fund dated May 1, 2009
  NVIT Money Market Fund dated May 1, 2009
  NVIT Money Market Fund II dated May 1, 2009
  NVIT Multi-Manager International Growth Fund dated May 1, 2009
  NVIT Multi-Manager International Value Fund dated May 1, 2009
  NVIT Multi-Manager Large Cap Growth Fund dated May 1, 2009
  NVIT Multi-Manager Large Cap Value Fund dated May 1, 2009
  NVIT Multi-Manager Mid Cap Growth Fund dated May 1, 2009
  NVIT Multi-Manager Mid Cap Value Fund dated May 1, 2009
  NVIT Multi-Manager Small Cap Growth Fund dated May 1, 2009
  NVIT Multi-Manager Small Cap Value Fund dated May 1, 2009
  NVIT Multi-Manager Small Company Fund dated May 1, 2009
  NVIT Multi Sector Bond Fund dated May 1, 2009
  NVIT Nationwide Fund dated May 1, 2009
  NVIT Nationwide Leaders Fund dated May 1, 2009
  NVIT S&P 500 Index Fund dated May 1, 2009
  NVIT Short Term Bond Fund dated May 1, 2009
  NVIT Small Cap Index Fund dated May 1, 2009
  NVIT Technology And Communications Fund dated May 1, 2009
  NVIT U.S. Growth Leaders Fund dated May 1, 2009
  Oppenheimer NVIT Large Cap Large Cap Growth Fund dated March 20, 2009 (as revised May 1, 2009)
  Templeton NVIT International Value Fund dated March 20, 2009 (as revised May 1, 2009)
  Van Kampen NVIT Comstock Value Fund dated May 1, 2009
  Van Kampen NVIT Real Estate Fund dated May 1, 2009

     Terms not defined in this SAI have the meanings assigned to them in the Prospectuses. The Prospectuses may be obtained from Nationwide Funds, P.O. Box 182205, Columbus, Ohio 43218-2202, or by calling toll free 1-800-848-6331.

THE TRUST’S INVESTMENT COMPANY ACT FILE NO.: 811-03213

ii

                                                                                                                            iii

GENERAL INFORMATION AND HISTORY

     Nationwide Variable Insurance Trust is an open-end management investment company organized under the laws of Delaware by an Amended and Restated Agreement and Declaration of Trust, dated October 28, 2004, as amended on May 2, 2005. The Trust currently offers shares in 62 separate series, each with its own investment objective.

     The following Funds are diversified funds as defined in the Investment Company Act of 1940, as amended (the “1940 Act”):

AllianceBernstein NVIT Global Fixed Income Fund,
American Century NVIT Multi Cap Value Fund,
Federated NVIT High Income Bond Fund,
Gartmore NVIT Developing Markets Fund,
Gartmore NVIT Emerging Markets Fund,
Gartmore NVIT International Equity Fund,
Neuberger Berman NVIT Multi Cap Opportunities Fund,
Neuberger Berman NVIT Socially Responsible Fund,
NVIT Bond Index Fund,
NVIT Core Bond Fund,
NVIT Core Plus Bond Fund,
NVIT Enhanced Income Fund,
NVIT Government Bond Fund,
NVIT Growth Fund,
NVIT International Index Fund,
NVIT Mid Cap Index Fund,
NVIT Money Market Fund,
NVIT Money Market Fund II,
NVIT Multi-Manager International Growth Fund,
NVIT Multi-Manager International Value Fund,
NVIT Multi-Manager Large Cap Growth Fund,
NVIT Multi-Manager Large Cap Value Fund,
NVIT Multi-Manager Mid Cap Growth Fund,
NVIT Multi-Manager Mid Cap Value Fund,
NVIT Multi-Manager Small Cap Growth Fund,
NVIT Multi-Manager Small Cap Value Fund,
NVIT Multi-Manager Small Company Fund,
NVIT Multi Sector Bond Fund,
NVIT Nationwide Fund,
NVIT S&P 500 Index Fund,
NVIT Short Term Bond Fund,
NVIT Small Cap Index Fund,
Oppenheimer NVIT Large Cap Growth Fund
Templeton NVIT International Value Fund, and
Van Kampen NVIT Comstock Value Fund.

The following Funds are not diversified funds as defined in the 1940 Act:

Gartmore NVIT Global Utilities Fund,
Gartmore NVIT Worldwide Leaders Fund,
NVIT Global Financial Services Fund,
NVIT Health Sciences Fund,
NVIT Nationwide Leaders Fund,
NVIT Technology and Communications Fund,
NVIT U.S. Growth Leaders Fund, and
Van Kampen NVIT Real Estate Fund.

ADDITIONAL INFORMATION ON PORTFOLIO
INSTRUMENTS AND INVESTMENT POLICIES

     The Funds invest in a variety of securities and employ a number of investment techniques, which involve certain risks. The Prospectuses for the Funds highlight the principal investment strategies, investment techniques and risks. This SAI contains additional information regarding both the principal and non-principal investment strategies of the Funds. The following table sets forth permissible investments and techniques for each of the Funds. A “Y” in the table indicates that the Fund may invest in or follow the corresponding instrument or technique. An empty box indicates that the Fund does not intend to invest in or follow the corresponding instrument or technique. Each Fund is listed in one of the four tables provided below in alphabetical order.

     Please review the discussions in the Prospectuses for further information regarding the investment objectives and policies of each Fund.

Type of Investment or Technique	AllianceBernstein NVIT Global Fixed Income	American Century NVIT Multi Cap Value	Federated NVIT High Income Bond	Gartmore NVIT Developing Markets	Gartmore NVIT Emerging Markets	Gartmore NVIT Global Utilities	Gartmore NVIT International Equity	Gartmore NVIT Worldwide Leaders	Neuberger Berman NVIT Multi Cap Opportunities	Neuberger Berman NVIT Socially Responsible
U.S. common stocks (including limited liability
companies and interests in publicly traded limited
partnerships)		Y	Y	Y	Y	Y	Y	Y	Y	Y
Preferred stocks	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Convertible securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Warrants		Y	Y	Y	Y	Y	Y	Y	Y	Y
Short sales						Y	Y	Y
Small company stocks		Y	Y	Y	Y	Y	Y	Y	Y	Y
Special situation companies			Y	Y	Y	Y	Y	Y
Illiquid securities/ Restricted securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Borrowing money	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Investment companies (including exchange traded
funds)	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Real estate investment trusts (REITS)		Y	Y	Y	Y	Y	Y	Y	Y	Y
Securities of foreign issuers	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Depositary receipts		Y	Y	Y	Y	Y	Y	Y	Y	Y
Securities from developing countries/emerging
markets	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Foreign currencies	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
DEBT OBLIGATIONS

Type of Investment or Technique	AllianceBernstein NVIT Global Fixed Income	American Century NVIT Multi Cap Value	Federated NVIT High Income Bond	Gartmore NVIT Developing Markets	Gartmore NVIT Emerging Markets	Gartmore NVIT Global Utilities	Gartmore NVIT International Equity	Gartmore NVIT Worldwide Leaders	Neuberger Berman NVIT Multi Cap Opportunities	Neuberger Berman NVIT Socially Responsible
Long-term debt	Y	Y	Y	Y	Y	Y	Y		Y	Y
Long-term debt when originally issued but with
397 days or less remaining to maturity	Y	Y	Y	Y	Y	Y	Y		Y	Y
Short-term debt	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
U.S. government securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Mortgage-backed securities	Y		Y	Y	Y		Y
Asset-backed securities	Y		Y
Collateralized mortgage obligations	Y
Stripped mortgage securities	Y
Brady bonds	Y			Y	Y	Y	Y
Municipal securities	Y
Strip bonds	Y
TIPS bonds	Y
Non-investment grade debt	Y		Y	Y	Y		Y
Loan participations and assignments			Y	Y	Y	Y	Y	Y
Bank and corporate loans	Y	Y	Y
Sovereign debt (foreign) (denominated in U.S. $)	Y		Y	Y	Y		Y	Y
Foreign commercial paper (denominated in U.S. $)	Y		Y	Y	Y		Y	Y
Zero coupon securities	Y		Y	Y	Y	Y	Y	Y
Step-coupon securities	Y		Y		Y		Y
Pay-in-kind bonds	Y		Y		Y		Y
Deferred payment securities	Y		Y		Y	Y	Y
When-issued / Delayed-delivery securities	Y		Y	Y	Y	Y	Y	Y
Floating and variable rate securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Money market instruments	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
DERIVATIVES	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
• Futures	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
• Options	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
• Swap agreements	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
• Forward currency contracts	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Lending of portfolio securities	Y		Y	Y	Y	Y	Y	Y	Y	Y
Repurchase agreements	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Investment of securities lending collateral	Y		Y	Y	Y	Y	Y	Y	Y	Y
Mortgage dollar rolls	Y
Reverse repurchase agreements	Y	Y	Y			Y		Y	Y	Y
Indexed securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Type of Investment or Technique	NVIT Bond Index	NVIT Core Bond	NVIT Core Plus Bond	NVIT Enhanced Income	NVIT Global Financial Services	NVIT Government Bond	NVIT Growth	NVIT Health Sciences	NVIT International Index	NVIT Mid Cap Index
U.S. common stocks (including limited liability
companies and interests in publicly traded limited
partnerships)					Y		Y	Y	Y	Y
Preferred stocks		Y	Y		Y		Y	Y	Y	Y
Convertible securities		Y	Y		Y		Y	Y		Y
Warrants					Y		Y	Y		Y
Short sales	Y				Y		Y	Y	Y	Y
Small company stocks					Y		Y	Y		Y
Special situation companies		Y	Y		Y		Y	Y		Y
Illiquid securities/ Restricted securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Borrowing money	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Investment companies (including exchange traded
funds)	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Real estate investment trusts (REITS)					Y		Y	Y	Y	Y
Securities of foreign issuers	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Depositary receipts					Y		Y	Y	Y	Y
Securities from developing countries/emerging
markets			Y		Y			Y
Foreign currencies			Y		Y		Y	Y	Y	Y
DEBT OBLIGATIONS
Long-term debt	Y	Y	Y	Y	Y	Y				Y
Long-term debt when originally issued but with
397 days or less remaining to maturity	Y	Y	Y	Y	Y	Y	Y		Y	Y
Short-term debt	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
U.S. government securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Mortgage-backed securities	Y	Y	Y	Y	Y	Y				Y
Asset-backed securities	Y	Y	Y	Y		Y	Y
Collateralized mortgage obligations	Y	Y	Y	Y		Y
Stripped mortgage securities	Y	Y	Y	Y		Y
Brady bonds		Y	Y		Y
Municipal securities		Y
Strip bonds		Y				Y
TIPS bonds		Y	Y
Non-investment grade debt		Y	Y			Y				Y
Loan participations and assignments	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Bank and corporate loans			Y	Y
Sovereign debt (foreign) (denominated in U.S. $)	Y	Y	Y	Y		Y
Foreign commercial paper (denominated in U.S. $)	Y	Y	Y	Y			Y	Y	Y
Zero coupon securities	Y	Y	Y	Y	Y	Y				Y
Step-coupon securities		Y	Y			Y
Pay-in-kind bonds		Y	Y							Y
Deferred payment securities		Y	Y		Y					Y
When-issued / Delayed-delivery securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Floating and variable rate securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Money market instruments	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
DERIVATIVES	Y	Y	Y	Y	Y		Y	Y	Y	Y

Type of Investment or Technique	NVIT Bond Index	NVIT Core Bond	NVIT Core Plus Bond	NVIT Enhanced Income	NVIT Global Financial Services	NVIT Government Bond	NVIT Growth	NVIT Health Sciences	NVIT International Index	NVIT Mid Cap Index
• Futures	Y	Y	Y	Y	Y		Y	Y	Y	Y
• Options	Y	Y		Y	Y		Y		Y	Y
• Swap agreements	Y	Y	Y		Y		Y	Y	Y	Y
• Forward currency contracts			Y		Y			Y	Y
Lending of portfolio securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Repurchase agreements	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Investment of securities lending collateral	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Mortgage dollar rolls	Y	Y	Y	Y		Y
Reverse repurchase agreements	Y	Y	Y	Y	Y				Y	Y
Indexed securities	Y	Y	Y	Y			Y		Y

Type of Investment or Technique	NVIT Money Market	NVIT Money Market Fund II	NVIT Multi - Manager International Growth	NVIT Multi - Manager International Value	NVIT Multi - Manager Large Cap Growth	NVIT Multi - Manager Large Cap Value	NVIT Multi - Manager Mid Cap Growth	NVIT Multi - Manager Mid Cap Value	NVIT Multi - Manager Small Cap Growth	NVIT Multi - Manager Small Cap Value	NVIT Multi - Manager Small Company	NVIT Multi Sector Bond
U.S. common stocks (including limited liability
companies and interests in publicly traded limited
partnerships)			Y	Y	Y	Y	Y	Y	Y	Y	Y
Preferred stocks			Y	Y	Y	Y	Y	Y	Y	Y	Y
Convertible securities			Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Warrants			Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Short sales				Y					Y		Y
Small company stocks			Y	Y	Y	Y	Y	Y	Y	Y	Y
Special situation companies				Y	Y	Y			Y	Y	Y
Illiquid securities/ Restricted securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Borrowing money	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Investment companies (including exchange traded
funds)	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Real estate investment trusts (REITS)			Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Securities of foreign issuers	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Depositary receipts			Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Securities from developing countries/emerging
markets			Y	Y	Y	Y	Y	Y	Y		Y	Y
Foreign currencies			Y	Y	Y	Y	Y	Y	Y		Y	Y
DEBT OBLIGATIONS
Long-term debt	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Long-term debt when originally issued but with
397 days or less remaining to maturity	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Short-term debt	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Type of Investment or Technique	NVIT Money Market	NVIT Money Market Fund II	NVIT Multi - Manager International Growth	NVIT Multi - Manager International Value	NVIT Multi - Manager Large Cap Growth	NVIT Multi - Manager Large Cap Value	NVIT Multi - Manager Mid Cap Growth	NVIT Multi - Manager Mid Cap Value	NVIT Multi - Manager Small Cap Growth	NVIT Multi - Manager Small Cap Value	NVIT Multi - Manager Small Company	NVIT Multi Sector Bond
U.S. government securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Mortgage-backed securities	Y	Y				Y						Y
Asset-backed securities	Y	Y				Y					Y	Y
Collateralized mortgage obligations												Y
Stripped mortgage securities						Y						Y
Brady bonds				Y		Y						Y
Municipal securities	Y	Y				Y						Y
Strip bonds												Y
TIPS bonds
Non-investment grade debt									Y		Y	Y
Loan participations and assignments	Y	Y		Y					Y	Y	Y	Y
Bank and corporate loans												Y
Sovereign debt (foreign) (denominated in U.S. $)	Y	Y	Y	Y		Y					Y	Y
Foreign commercial paper (denominated in U.S. $)	Y	Y	Y	Y		Y					Y	Y
Zero coupon securities									Y		Y	Y
Step-coupon securities												Y
Pay-in-kind bonds									Y			Y
Deferred payment securities									Y			Y
When-issued / Delayed-delivery securities	Y	Y	Y	Y		Y		Y	Y	Y	Y	Y
Floating and variable rate securities	Y	Y	Y	Y	Y		Y	Y	Y	Y	Y	Y
Money market instruments	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
DERIVATIVES			Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
• Futures			Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
• Options			Y	Y	Y	Y	Y	Y	Y		Y	Y
• Swap agreements			Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
• Forward currency contracts			Y	Y	Y		Y	Y	Y		Y	Y
Lending of portfolio securities			Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Repurchase agreements	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Investment of securities lending collateral			Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Mortgage dollar rolls						Y					Y	Y
Reverse repurchase agreements			Y		Y	Y	Y	Y	Y	Y	Y	Y
Indexed securities			Y		Y		Y	Y		Y	Y

Type of Investment or Technique	NVIT Nationwide	NVIT Nationwide Leaders	NVIT S&P 500 Index	NVIT Short Term Bond	NVIT Small Cap Index	NVIT Technology and Communications	NVIT U. S. Growth Leaders	Oppenheimer NVIT Large Cap Growth	Templeton NVIT International Value	Van Kampen NVIT Comstock Value	Van Kampen NVIT Real Estate
U.S. common stocks (including limited liability
companies and interests in publicly traded limited	Y	Y			Y	Y	Y			Y

Type of Investment or Technique	NVIT Nationwide	NVIT Nationwide Leaders	NVIT S&P 500 Index	NVIT Short Term Bond	NVIT Small Cap Index	NVIT Technology and Communications	NVIT U. S. Growth Leaders	Oppenheimer NVIT Large Cap Growth	Templeton NVIT International Value	Van Kampen NVIT Comstock Value	Van Kampen NVIT Real Estate
partnerships)			Y					Y	Y		Y
Preferred stocks	Y	Y	Y	Y		Y	Y	Y	Y	Y	Y
Convertible securities	Y	Y	Y	Y		Y	Y	Y	Y	Y	Y
Warrants	Y	Y	Y			Y	Y	Y	Y	Y	Y
Short sales		Y	Y		Y	Y	Y
Small company stocks	Y	Y	Y		Y	Y	Y	Y	Y	Y	Y
Special situation companies	Y	Y	Y	Y	Y	Y	Y	Y		Y
Illiquid securities/ Restricted securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Borrowing money	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Investment companies (including exchange traded
funds)	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Real estate investment trusts (REITS)	Y		Y		Y	Y		Y	Y	Y	Y
Securities of foreign issuers	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Depositary receipts	Y	Y	Y		Y	Y	Y	Y	Y	Y	Y
Securities from developing countries/emerging
markets			Y			Y	Y	Y	Y	Y	Y
Foreign currencies			Y	Y		Y	Y	Y	Y		Y
DEBT OBLIGATIONS
Long-term debt				Y			Y	Y	Y	Y	Y
Long-term debt when originally issued but with
397 days or less remaining to maturity	Y	Y		Y	Y		Y	Y	Y	Y	Y
Short-term debt	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
U.S. government securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Mortgage-backed securities				Y			Y		Y
Asset-backed securities	Y	Y		Y			Y
Collateralized mortgage obligations				Y
Stripped mortgage securities				Y
Brady bonds				Y
Municipal securities				Y
Strip bonds				Y
TIPS bonds				Y
Non-investment grade debt				Y			Y			Y
Loan participations and assignments	Y	Y	Y	Y	Y	Y	Y			Y
Bank and corporate loans
Sovereign debt (foreign) (denominated in U.S. $)				Y					Y		Y
Foreign commercial paper (denominated in U.S. $)	Y	Y		Y					Y	Y	Y
Zero coupon securities				Y					Y	Y	Y
Step-coupon securities				Y						Y
Pay-in-kind bonds				Y						Y	Y
Deferred payment securities				Y						Y	Y
When-issued / Delayed-delivery securities	Y	Y	Y	Y	Y	Y	Y		Y	Y	Y
Floating and variable rate securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Money market instruments	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
DERIVATIVES	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
• Futures	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y

Type of Investment or Technique	NVIT Nationwide	NVIT Nationwide Leaders	NVIT S&P 500 Index	NVIT Short Term Bond	NVIT Small Cap Index	NVIT Technology and Communications	NVIT U. S. Growth Leaders	Oppenheimer NVIT Large Cap Growth	Templeton NVIT International Value	Van Kampen NVIT Comstock Value	Van Kampen NVIT Real Estate
• Options	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
• Swap agreements	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
• Forward currency contracts			Y	Y		Y	Y	Y	Y		Y
Lending of portfolio securities	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Repurchase agreements	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Investment of securities lending collateral	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y	Y
Mortgage dollar rolls				Y
Reverse repurchase agreements				Y	Y	Y	Y	Y		Y	Y
Indexed securities	Y	Y			Y		Y	Y	Y		Y

DESCRIPTION OF PORTFOLIO INSTRUMENTS AND INVESTMENT POLICIES

Debt Obligations

     Debt obligations are subject to the risk of an issuer’s inability to meet principal and interest payments on its obligations when due (“credit risk”) and are subject to price volatility due to such factors as interest rate sensitivity, market perception of the creditworthiness of the issuer, and general market liquidity. Lower-rated securities (commonly known as “junk bonds”) are more likely to react to developments affecting these risks than are more highly rated securities, which react primarily to movements in the general level of interest rates. Although the fluctuation in the price of debt securities is normally less than that of common stocks, in the past there have been extended periods of cyclical increases in interest rates that have caused (1) significant declines in the price of debt securities in general and (2) have caused the effective maturity of securities with prepayment features to be extended, thus effectively converting short or intermediate securities (which tend to be less volatile in price) into long term securities (which tend to be more volatile in price).

     Duration. Duration is a measure of the average life of a fixed-income security that was developed as a more precise alternative to the concepts of “term to maturity” or “average dollar weighted maturity” as measures of “volatility” or “risk” associated with changes in interest rates. Duration incorporates a security’s yield, coupon interest payments, final maturity and call features into one measure.

     Most debt obligations provide interest (“coupon”) payments in addition to final (“par”) payment at maturity. Some obligations also have call provisions. Depending on the relative magnitude of these payments and the nature of the call provisions, the market values of debt obligations may respond differently to changes in interest rates.

     Traditionally, a debt security’s “term-to-maturity” has been used as a measure of the sensitivity of the security’s price to changes in interest rates (which is the “interest rate risk” or “volatility” of the security). However, “term-to-maturity” measures only the time until a debt security provides its final payment, taking no account of the pattern of the security’s payments prior to maturity. Average dollar weighted maturity is calculated by averaging the terms of maturity of each debt security held with each maturity “weighted” according to the percentage of assets that it represents. Duration is a measure of the expected life of a debt security on a present value basis and reflects both principal and interest payments. Duration takes the length of the time intervals between the present time and the time that the interest and principal payments are scheduled or, in the case of a callable security, expected to be received, and weights them by the present values of the cash to be received at each future point in time. For any debt security with interest payments occurring prior to the payment of principal, duration is ordinarily less than maturity. In general, all other factors being the same, the lower the stated or interest rate change of interest of a debt security, the longer the duration of the security; conversely, the higher the stated or coupon rate of interest of a debt security, the shorter the duration of the security.

     There are some situations in which the standard duration calculation does not properly reflect the interest rate exposure of a security. For example, floating and variable rate securities often have final maturities of ten or more years; however, their interest rate exposure corresponds to the frequency of the coupon reset. Another example where the interest rate exposure is not properly captured by duration is the case of mortgage pass-through securities. The stated final maturity of such securities is generally 30 years, but current prepayment rates are more critical in determining the securities’ interest rate exposure. In these and other similar situations, a Fund’s subadviser will use more sophisticated analytical techniques to project the economic life of a security and estimate its interest rate exposure. Since the computation of duration is based on predictions of future events rather than known factors, there can be no assurance that a Fund will at all times achieve its targeted portfolio duration.

     The change in market value of U.S. government fixed-income securities is largely a function of changes in the prevailing level of interest rates. When interest rates are falling, a portfolio with a shorter duration generally will not generate as high a level of total return as a portfolio with a longer duration. When interest rates are stable, shorter duration portfolios generally will not generate as high a level of total return as longer duration portfolios (assuming that long-term interest rates are higher than short-term rates, which is commonly the case.) When interest rates are rising, a portfolio with a shorter duration will generally outperform longer duration portfolios. With respect to the composition of a fixed-income portfolio, the longer the duration of the portfolio, generally, the greater the anticipated potential for total return, with, however, greater attendant interest rate risk and price volatility than for a portfolio with a shorter duration.

     Ratings as Investment Criteria. High-quality, medium-quality and non-investment grade debt obligations are characterized as such based on their ratings by nationally recognized statistical rating organizations (“NRSROs”), such as Standard & Poor’s Ratings Services (“Standard & Poor’s”) or Moody’s Investors Service (“Moody’s”). In general, the ratings of NRSROs represent the opinions of these agencies as to the quality of securities that they rate. Such ratings, however, are relative and subjective, and are not absolute standards of quality and do not evaluate the market value risk of the securities. These ratings are used by a Fund as initial criteria for the selection of portfolio securities, but the Fund also relies upon the independent advice of its subadviser(s) to evaluate potential investments. This is particularly important for lower-quality securities. Among the factors that will be considered are the long-term ability of the issuer to pay principal and interest and general economic trends, as well as an issuer’s capital structure, existing debt and earnings history. Appendix A to this SAI contains further information about the rating categories of NRSROs and their significance.

     Subsequent to its purchase by a Fund, an issue of securities may cease to be rated or its rating may be reduced below the minimum required for purchase by such Fund. In addition, it is possible that an NRSRO might not change its rating of a particular issue to reflect subsequent events. None of these events generally will require sale of such securities, but a Fund’s subadviser will consider such events in its determination of whether the Fund should continue to hold the securities.

     In addition, to the extent that the ratings change as a result of changes in such organizations or their rating systems, or due to a corporate reorganization, the Fund will attempt to use comparable ratings as standards for its investments in accordance with its investment objective and policies.

     Medium-Quality Securities. Certain Funds anticipate investing in medium-quality obligations, which are obligations rated in the fourth highest rating category by any NRSRO. Medium-quality securities, although considered investment-grade, may have some speculative characteristics and may be subject to greater fluctuations in value than higher-rated securities. In addition, the issuers of medium-quality securities may be more vulnerable to adverse economic conditions or changing circumstances than issues of higher-rated securities.

     Lower-Quality (High-Risk) Securities. Non-investment grade debt or lower-quality/rated securities (commonly known as “junk bonds”) (hereinafter referred to as “lower-quality securities”) include (i) bonds rated as low as C by Moody’s, Standard & Poor’s, or Fitch Investors Service, Inc. (“Fitch”) ; (ii) commercial paper rated as low as C by Standard & Poor’s, Not Prime by Moody’s or Fitch 4 by Fitch; and (iii) unrated debt securities of comparable quality. Lower-quality securities, while generally offering higher yields than investment grade securities with similar maturities, involve greater risks, including the possibility of default or bankruptcy. There is more risk associated with these investments because of reduced creditworthiness and increased risk of default. Under NRSRO guidelines, lower-quality securities will likely have some quality and protective characteristics that are outweighed by large uncertainties or major risk exposures to adverse conditions. Lower-quality securities are considered to have extremely poor prospects of ever attaining any real investment standing, to have a current identifiable vulnerability to default or to be in default, to be unlikely to have the capacity to make required interest payments and repay principal when due in the event of adverse business, financial or economic conditions, or to be in default or not current in the payment of interest or repayment of principal. They are regarded as predominantly speculative with respect to the issuer’s capacity to pay interest and repay principal. The special risk considerations in connection with investments in these securities are discussed below.

     Effect of Interest Rates and Economic Changes. All interest-bearing securities typically experience appreciation when interest rates decline and depreciation when interest rates rise. The market values of lower-quality and comparable unrated securities tend to reflect individual corporate developments to a greater extent than do higher rated securities, which react primarily to fluctuations in the general level of interest rates. Lower-quality and comparable unrated securities also tend to be more sensitive to economic conditions than are higher rated securities. As a result, they generally involve more credit risk than securities in the higher-rated categories. During an economic downturn or a sustained period of rising interest rates, highly leveraged issuers of lower-quality and comparable unrated securities may experience financial stress and may not have sufficient revenues to meet their payment obligations. The issuer’s ability to service its debt obligations may also be adversely affected by specific corporate developments, the issuer’s inability to meet specific projected business forecasts or the unavailability of additional financing. The risk of loss due to default by an issuer of these securities is significantly greater than issuers of higher-rated securities because such securities are generally unsecured and are often subordinated to other creditors. Further, if the issuer of a lower-quality or comparable unrated security defaulted, the Fund might incur additional expenses to seek recovery. Periods of economic uncertainty and changes would also generally result in increased volatility in the market prices of these securities and thus in the Fund’s net asset value.

     As previously stated, the value of a lower-quality or comparable unrated security will generally decrease in a rising interest rate market, and accordingly so will a Fund’s net asset value. If a Fund experiences unexpected net redemptions in such a market, it may be forced to liquidate a portion of its portfolio securities without regard to their investment merits. Due to the limited liquidity of lower-quality and comparable unrated securities (discussed below), a Fund may be forced to liquidate these securities at a substantial discount, which would result in a lower rate of return to the Fund.

     Payment Expectations. Lower-quality and comparable unrated securities typically contain redemption, call or prepayment provisions which permit the issuer of such securities containing such provisions to, at its discretion, redeem the securities. During periods of falling interest rates, issuers of these securities are likely to redeem or prepay the securities and refinance them with debt securities at a lower interest rate. To the extent an issuer is able to refinance the securities, or otherwise redeem them, a Fund may have to replace the securities with a lower yielding security, which would result in a lower return for that Fund.

     Liquidity and Valuation. A Fund may have difficulty disposing of certain lower-quality and comparable unrated securities because there may be a thin trading market for such securities. Because not all dealers maintain markets in all lower-quality and comparable unrated securities, there may be no established retail secondary market for many of these securities. The Funds anticipate that such securities could be sold only to a limited number of dealers or institutional investors. To the extent a secondary trading market does exist, it is generally not as liquid as the secondary market for higher-rated securities. The lack of a liquid secondary market may have an adverse impact on the market price of the security. As a result, a Fund’s net asset value and ability to dispose of particular securities, when necessary to meet such Fund’s liquidity needs or in response to a specific economic event, may be impacted. The lack of a liquid secondary market for certain securities may also make it more difficult for a Fund to obtain accurate market quotations for purposes of valuing that Fund’s portfolio. Market quotations are generally available on many lower-quality and comparable unrated issues only from a limited number of dealers and may not necessarily represent firm bids of such dealers or prices for actual sales. During periods of thin trading, the spread between bid and asked prices is likely to increase significantly. In addition, adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of lower-quality and comparable unrated securities, especially in a thinly traded market.

     U.S. Government Securities. U.S. government securities are issued or guaranteed by the U.S. government or its agencies or instrumentalities. Securities issued by the U.S. government include U.S. Treasury obligations, such as Treasury bills, notes, and bonds. Securities issued by government agencies or instrumentalities include obligations of the following:

  The Federal Housing Administration and the Farmers Home Administration;
  The Government National Mortgage Association (“GNMA”), including GNMA pass-through certificates, which are backed by the full faith and credit of the United States government;
  The Federal Home Loan Banks, whose securities are supported only by the credit of such agency;
  The Federal Farm Credit Banks, government-sponsored institutions that consolidate the financing activities of the Federal Land Banks, the Federal Intermediate Credit Banks and the Banks for Cooperatives; and
  The Federal Home Loan Mortgage Corporation (“FHLMC”) and the Federal National Mortgage Association (“FNMA”), whose securities are supported only by the credit of such agencies and are not guaranteed by the U.S. government. However, the Secretary of the Treasury has the discretionary authority to support FHLMC and FNMA by purchasing limited amounts of their respective obligations.

     Although the U.S. government or its agencies provide financial support to such entities, no assurance can be given that they will always do so. The U.S. government and its agencies and instrumentalities do not guarantee the market value of their securities; consequently, the value of such securities will fluctuate.

     The Federal Reserve creates STRIPS (Separate Trading of Registered Interest and Principal of Securities) by separating the coupon payments and the principal payment from an outstanding Treasury security and selling them as individual securities. To the extent the Funds purchase the principal portion of STRIPS, the Funds will not receive regular interest payments. Instead STRIPS are sold at a deep discount from their face value. Because the principal portion of the STRIPS does not pay current income, its price can be volatile when interest rates change. In calculating their dividends, the Funds take into account as income a portion of the difference between the principal portion of a STRIPS’ purchase price and its face value.

     Mortgage- and Asset-Backed Securities. Mortgage-backed securities represent direct or indirect participation in, or are secured by and payable from, mortgage loans secured by real property. Mortgage-backed securities come in different forms. The simplest form of mortgage-backed securities is a pass-through certificate. Such securities may be issued or guaranteed by U.S. government agencies or instrumentalities or by private issuers, generally originators in mortgage loans, including savings and loan associations, mortgage bankers, commercial banks, investment bankers, and special purpose entities (collectively, “private lenders”). The purchase of mortgage-backed securities from private lenders may entail greater risk than mortgage-backed securities that are issued or guaranteed by the U.S. government agencies or instrumentalities. Mortgage-backed securities issued by private lenders may be supported by pools of mortgage loans or other mortgage-backed securities that are guaranteed, directly or indirectly, by the U.S. government or one of its agencies or instrumentalities, or they may be issued without any governmental guarantee of the underlying mortgage assets but with some form of non-governmental credit enhancement. These credit enhancements may include letters of credit, reserve funds, over-collateralization, or guarantees by third parties. There is no guarantee that these credit enhancements, if any, will be sufficient to prevent losses in the event of defaults on the underlying mortgage loans. Additionally, mortgage-backed securities purchased from private lenders are not traded on an exchange and there may be a limited market for the securities, especially when there is a perceived weakness in the mortgage and real estate market sectors. Without an active trading market, mortgage-backed securities held in the Fund’s portfolio may be particularly difficult to value because of the complexities involved in assessing the value of the underlying mortgage loan.

     Through its investments in mortgage-backed securities, including those issued by private lenders, the Fund may have some exposure to subprime loans, as well as to the mortgage and credit markets generally. Subprime loans refer to loans made to borrowers with weakened credit histories or with a lower capacity to make timely payments on their loans. For these reasons, the loans underlying these securities have, in many cases, higher default rates than those loans that meet government underwriting requirements. The risk of nonpayment is greater for mortgage-backed securities issued by private lenders that contain subprime loans, but a level of risk for nonpayment exits for all loans. Market factors adversely affecting mortgage loan repayments may include a general economic turndown, high unemployment, a general slowdown in the real estate market, a drop in the market prices of real estate, or an increase in interest rates resulting in higher mortgage payments by holders of adjustable rate mortgages.

     Subprime loans have higher defaults and losses than prime loans. Subprime loans also have higher serious delinquency rates than prime loans. The downturn in the subprime mortgage lending market may have far-reaching consequences into many aspects and geographic regions of the real estate business, and consequently, the value of a Fund may decline in response to such developments. For those Funds where investing in mortgage-backed securities is a principal strategy (such as the AllianceBernstein NVIT Global Fixed Income Fund, NVIT Bond Index Fund, NVIT Enhanced Income Fund, and Van Kampen NVIT Multi Sector Bond Fund), those instruments with exposure to subprime loans or mortgages have a greater risk of being or becoming less liquid than other fixed income securities, especially when the economy is not robust, during market downturns, or when credit is tight. Illiquid holdings may be difficult to value and difficult to sell, which means a Fund may not be able to sell a holding quickly for full value. As a result, a Fund may be unable to take advantage of market opportunities or may be forced to sell other, more desirable, liquid securities if it is required to raise cash to conduct its operations.

     Since privately-issued mortgage-backed securities are not guaranteed by an entity having the credit status of GNMA or FHLMC, and are not directly issued or guaranteed by the U.S. government, such securities generally are structured with one or more types of credit enhancements. Such credit enhancements generally fall into two categories: (i) liquidity protection; and (ii) protection against losses resulting from ultimate default by an obligor on the underlying assets. Liquidity protection refers to the provisions of advances, generally by the entity administering the pool of assets, to ensure that the pass-through of payments due on the underlying pool occurs in a timely fashion. Protection against losses resulting from ultimate default enhances the likelihood of ultimate payment of the obligations on at least a portion of the assets in the pool. Such protection may be provided through guarantees, insurance policies or letters of credit obtained by the issuer or sponsor from third parties, through various means of structuring the transaction or through a combination of such approaches.

     The ratings of mortgage-backed securities for which third-party credit enhancement provides liquidity protection or protection against losses from default are generally dependent upon the continued creditworthiness of the provider of the credit enhancement. The ratings of such securities could be subject to reduction in the event of deterioration in the creditworthiness of the credit enhancement provider even in cases where the delinquency loss experience on the underlying pool of assets is better than expected. There can be no assurance that the private issuers or credit enhancers of mortgage-backed securities can meet their obligations under the relevant policies or other forms of credit enhancement.

     Examples of credit support arising out of the structure of the transaction include “senior-subordinated securities” (multiple class securities with one or more classes subordinate to other classes as to the payment of principal thereof and interest thereon, with the result that defaults on the underlying assets are borne first by the holders of the subordinated class), creation of “reserve funds” (where cash or investments sometimes funded from a portion of the payments on the underlying assets are held in reserve against future losses) and “over-collateralization” (where the scheduled payments on, or the principal amount of, the underlying assets exceed those required to make payment of the securities and pay any servicing or other fees). The degree of credit support provided for each issue is generally based on historical information with respect to the level of credit risk associated with the underlying assets. Delinquency or loss in excess of that which is anticipated could adversely affect the return on an investment in such security.

     Private lenders or government-related entities may also create mortgage loan pools offering pass-through investments where the mortgages underlying these securities may be alternative mortgage instruments, that is, mortgage instruments whose principal or interest payments may vary or whose terms to maturity may be shorter than was previously customary. As new types of mortgage-related securities are developed and offered to investors, a Fund, consistent with its investment objective and policies, may consider making investments in such new types of securities.

     The yield characteristics of mortgage-backed securities differ from those of traditional debt obligations. Among the principal differences are that interest and principal payments are made more frequently on mortgage-backed securities, usually monthly, and that principal may be prepaid at any time because the underlying mortgage loans or other assets generally may be prepaid at any time. As a result, if a Fund purchases these securities at a premium, a prepayment rate that is faster than expected will reduce yield to maturity, while a prepayment rate that is lower than expected will have the opposite effect of increasing the yield to maturity. Conversely, if a Fund purchases these securities at a discount, a prepayment rate that is faster than expected will increase yield to maturity, while a prepayment rate that is slower than expected will reduce yield to maturity. Accelerated prepayments on securities purchased by the Fund at a premium also impose a risk of loss of principal because the premium may not have been fully amortized at the time the principal is prepaid in full.

     Unlike fixed rate mortgage-backed securities, adjustable rate mortgage-backed securities are collateralized by or represent interest in mortgage loans with variable rates of interest. These variable rates of interest reset periodically to align themselves with market rates. A Fund will not benefit from increases in interest rates to the extent that interest rates rise to the point where they cause the current coupon of the underlying adjustable rate mortgages to exceed any maximum allowable annual or lifetime reset limits (or “cap rates”) for a particular mortgage. In this event, the value of the adjustable rate mortgage-backed securities in a Fund would likely decrease. Also, a Fund’s net asset value could vary to the extent that current yields on adjustable rate mortgage-backed securities are different from market yields during interim periods between coupon reset dates or if the timing of changes to the index upon which the rate for the underlying mortgage is based lags behind changes in market rates. During periods of declining interest rates, income to a Fund derived from adjustable rate mortgage securities which remain in a mortgage pool will decrease in contrast to the income on fixed rate mortgage securities, which will remain constant. Adjustable rate mortgages also have less potential for appreciation in value as interest rates decline than do fixed rate investments.

     There are a number of important differences among the agencies and instrumentalities of the U.S. government that issue mortgage-backed securities and among the securities that they issue. Mortgage-backed securities issued by GNMA include GNMA Mortgage Pass-Through Certificates (also known as “Ginnie Maes”) which are guaranteed as to the timely payment of principal and interest by GNMA, and such guarantee is backed by the full faith and credit of the United States. GNMA certificates also are supported by the authority of GNMA to borrow funds from the U.S. Treasury to make payments under its guarantee. Mortgage-backed securities issued by FNMA include FNMA Guaranteed Mortgage Pass-Through Certificates (also known as “Fannie Maes”), which are solely the obligations of FNMA, and are not backed by or entitled to the full faith and credit of the United States. Fannie Maes are guaranteed as to timely payment of the principal and interest by FNMA. Mortgage-backed securities issued by the FHLMC include FHLMC Mortgage Participation Certificates (also known as “Freddie Macs” or “PCs”). FHLMC is a corporate instrumentality of the United States, created pursuant to an Act of Congress, which is owned entirely by Federal Home Loan Banks. Securities issued by FHLMC do not constitute a debt or obligation of the United States or by any Federal Home Loan Bank. Freddie Macs entitle the holder to timely payment of interest, which is guaranteed by the FHLMC. FHLMC guarantees either ultimate collection or timely payment of all principal payments on the underlying mortgage loans. When the FHLMC does not guarantee timely payment of principal, FHLMC may remit the amount due on account of its guarantee of ultimate payment of principal at any time after default on an underlying mortgage, but in no event later than one year after it becomes payable.

     Asset-backed securities have structural characteristics similar to mortgage-backed securities. However, the underlying assets are not first-lien mortgage loans or interests therein; rather the underlying assets are often consumer or commercial debt contracts such as motor vehicle installment sales contracts, other installment loan contracts, home equity loans, leases of various types of property and receivables from credit card and other revolving credit arrangements. However, almost any type of fixed income assets may be used to create an asset-backed security, including other fixed-income securities or derivative instruments such as swaps. Payments or distributions of principal and interest on asset-backed securities may be supported by non-governmental credit enhancements similar to those utilized in connection with mortgage-backed securities. Asset-backed securities though present certain risks that are not presented by mortgage-backed securities. The credit quality of most asset-backed securities depends primarily on the credit quality of the assets underlying such securities, how well the entity issuing the security is insulated from the credit risk of the originator or any other affiliated entities, and the amount and quality of any credit enhancement of the securities. Asset-based securities may not have the benefit of any security interest in the related asset.

     Collateralized Mortgage Obligations (“CMOs”) and Multiclass Pass-Through Securities. CMOs are a more complex form of mortgage-backed security in that they are multiclass debt obligations which are collateralized by mortgage loans or pass-through certificates. As a result of changes prompted by the 1986 Tax Reform Act, most CMOs are issued as Real Estate Mortgage Investment Conduits (“REMICs”). From the perspective of the investor, REMICs and CMOs are virtually indistinguishable. However, REMICs differ from CMOs in that REMICs provide certain tax advantages for the issuer of the obligation. Multiclass pass-through securities are interests in a trust composed of whole loans or private pass-throughs (collectively hereinafter referred to as “Mortgage Assets”). Unless the context indicates otherwise, all references herein to CMOs include REMICs and multiclass pass-through securities.

     Often, CMOs are collateralized by GNMA, Fannie Mae or Freddie Mac Certificates, but also may be collateralized by Mortgage Assets. Payments of principal and interest on the Mortgage Assets, and any reinvestment income thereon, provide the funds to pay debt service on the CMOs or make scheduled distributions on the multiclass pass-through securities. CMOs may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing.

     In order to form a CMO, the issuer assembles a package of traditional mortgage-backed pass-through securities, or actual mortgage loans, and uses it as collateral for a multiclass security. Each class of CMOs, often referred to as a “tranche,” is issued at a specified fixed or floating coupon rate and has a stated maturity or final distribution date. Principal prepayments on the Mortgage Assets may cause the CMOs to be retired substantially earlier than their stated maturities or final distribution dates. Interest is paid or accrues on all classes of the CMOs on a monthly, quarterly or semi-annual basis. The principal of and interest on the Mortgage Assets may be allocated among the several classes of a series of a CMO in many ways. In one structure, payments of principal, including any principal prepayments, on the Mortgage Assets are applied to the classes of a CMO in the order of their respective stated maturities or final distribution dates, so that no payment of principal will be made on any class of CMOs until all other classes having an earlier stated maturity or final distribution date have been paid in full. As market conditions change, and particularly during periods of rapid or unanticipated changes in market interest rates, the attractiveness of the CMO classes and the ability of the structure to provide the anticipated investment characteristics may be significantly reduced. Such changes can result in volatility in the market value, and in some instances reduced liquidity, of the CMO class.

     A Fund may also invest in, among other types of CMOs, parallel pay CMOs and Planned Amortization Class CMOs (“PAC Bonds”). Parallel pay CMOs are structured to provide payments of principal on each payment date to more than one class. These simultaneous payments are taken into account in calculating the stated maturity date or final distribution date of each class, which, as with other CMO structures, must be retired by its stated maturity date or a final distribution date but may be retired earlier. PAC Bonds are a type of CMO tranche or series designed to provide relatively predictable payments of principal provided that, among other things, the actual prepayment experience on the underlying mortgage loans falls within a predefined range. If the actual prepayment experience on the underlying mortgage loans is at a rate faster or slower than the predefined range or if deviations from other assumptions occur, principal payments on the PAC Bond may be earlier or later than predicted. The magnitude of the predefined range varies from one PAC Bond to another; a narrower range increases the risk that prepayments on the PAC Bond will be greater or smaller than predicted. Because of these features, PAC Bonds generally are less subject to the risks of prepayment than are other types of mortgage-backed securities.

     Stripped Mortgage Securities. Stripped mortgage securities are derivative multiclass mortgage securities. Stripped mortgage securities may be issued by agencies or instrumentalities of the U.S. government, or by private originators of, or investors in, mortgage loans, including savings and loan associations, mortgage banks, commercial banks, investment banks and special purpose subsidiaries of the foregoing. Stripped mortgage securities have greater volatility than other types of mortgage securities. Although stripped mortgage securities are purchased and sold by institutional investors through several investment banking firms acting as brokers or dealers, the market for such securities has not yet been fully developed. Accordingly, stripped mortgage securities are generally illiquid.

     Stripped mortgage securities are structured with two or more classes of securities that receive different proportions of the interest and principal distributions on a pool of mortgage assets. A common type of stripped mortgage security will have at least one class receiving only a small portion of the interest and a larger portion of the principal from the mortgage assets, while the other class will receive primarily interest and only a small portion of the principal. In the most extreme case, one class will receive all of the interest (“IO” or interest-only), while the other class will receive all of the principal (“PO” or principal-only class). The yield to maturity on IOs, POs and other mortgage-backed securities that are purchased at a substantial premium or discount generally are extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets, and a rapid rate of principal payments may have a material adverse effect on such securities’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities have received the highest rating by an NRSRO.

     In addition to the stripped mortgage securities described above, the Fund may invest in similar securities such as Super POs and Levered IOs which are more volatile than POs, IOs and IOettes. Risks associated with instruments such as Super POs are similar in nature to those risks related to investments in POs. IOettes represent the right to receive interest payments on an underlying pool of mortgages with similar risks as those associated with IOs. Unlike IOs, the owner also has the right to receive a very small portion of the principal. Risks connected with Levered IOs and IOettes are similar in nature to those associated with IOs. The Fund may also invest in other similar instruments developed in the future that are deemed consistent with its investment objective, policies and restrictions.

     A Fund may also purchase stripped mortgage-backed securities for hedging purposes to protect that Fund against interest rate fluctuations. For example, since an IO will tend to increase in value as interest rates rise, it may be utilized to hedge against a decrease in value of other fixed-income securities in a rising interest rate environment. Stripped mortgage-backed securities may exhibit greater price volatility than ordinary debt securities because of the manner in which their principal and interest are returned to investors. The market value of the class consisting entirely of principal payments can be extremely volatile in response to changes in interest rates. The yields on stripped mortgage-backed securities that receive all or most of the interest are generally higher than prevailing market yields on other mortgage-backed obligations because their cash flow patterns are also volatile and there is a greater risk that the initial investment will not be fully recouped. The market for CMOs and other stripped mortgage-backed securities may be less liquid if these securities lose their value as a result of changes in interest rates; in that case, a Fund may have difficulty in selling such securities.

     Brady Bonds. Brady Bonds are debt securities, generally denominated in U.S. dollars, issued under the framework of the Brady Plan. The Brady Plan is an initiative announced by former U.S. Treasury Secretary Nicholas F. Brady in 1989 as a mechanism for debtor nations to restructure their outstanding external commercial bank indebtedness. In restructuring its external debt under the Brady Plan framework, a debtor nation negotiates with its existing bank lenders as well as multinational institutions such as the International Bank for Reconstruction and Development (the “World Bank”) and the International Monetary Fund (the “IMF”). The Brady Plan framework, as it has developed, contemplates the exchange of external commercial bank debt for newly issued bonds known as “Brady Bonds.” Brady Bonds may also be issued in respect of new money being advanced by existing lenders in connection with the debt restructuring. The World Bank and/or the IMF support the restructuring by providing funds pursuant to loan agreements or other arrangements that enable the debtor nation to collateralize the new Brady Bonds or to repurchase outstanding bank debt at a discount. Under these arrangements with the World Bank and/or the IMF, debtor nations have been required to agree to the implementation of certain domestic monetary and fiscal reforms. Such reforms have included the liberalization of trade and foreign investment, the privatization of state-owned enterprises and the setting of targets for public spending and borrowing. These policies and programs seek to promote the debtor country’s economic growth and development. Investors should also recognize that the Brady Plan only sets forth general guiding principles for economic reform and debt reduction, emphasizing that solutions must be negotiated on a case-by-case basis between debtor nations and their creditors. A Fund’s subadviser may believe that economic reforms undertaken by countries in connection with the issuance of Brady Bonds may make the debt of countries which have issued or have announced plans to issue Brady Bonds an attractive opportunity for investment. However, there can be no assurance that the subadviser’s expectations with respect to Brady Bonds will be realized.

     Agreements implemented under the Brady Plan to date are designed to achieve debt and debt-service reduction through specific options negotiated by a debtor nation with its creditors. As a result, the financial packages offered by each country differ. The types of options have included the exchange of outstanding commercial bank debt for bonds issued at 100% of face value of such debt which carry a below-market stated rate of interest (generally known as par bonds), bonds issued at a discount from the face value of such debt (generally known as discount bonds), bonds bearing an interest rate which increases over time and bonds issued in exchange for the advancement of new money by existing lenders. Regardless of the stated face amount and stated interest rate of the various types of Brady Bonds, the applicable Funds will purchase Brady Bonds in secondary markets, as described below, in which the price and yield to the investor reflect market conditions at the time of purchase. Certain sovereign bonds are entitled to “value recovery payments” in certain circumstances, which in effect constitute supplemental interest payments but generally are not collateralized. Certain Brady Bonds have been collateralized as to principal due date at maturity (typically 30 years from the date of issuance) by U.S. Treasury zero coupon bonds with a maturity equal to the final maturity of such Brady Bonds. The U.S. Treasury bonds purchased as collateral for such Brady Bonds are financed by the IMF, the World Bank and the debtor nations’ reserves. In addition, interest payments on certain types of Brady Bonds may be collateralized by cash or high-grade securities in amounts that typically represent between 12 and 18 months of interest accruals on these instruments with the balance of the interest accruals being uncollateralized. In an event of a default with respect to collateralized Brady Bonds as a result of which the payment obligations of the issuer are accelerated, the U.S. Treasury zero coupon obligations held as collateral for the payment of principal will not be distributed to investors, nor will such obligations be sold and the proceeds distributed. The collateral will be held by the collateral agent to the scheduled maturity of the defaulted Brady Bonds, which will continue to be outstanding, at which time the face amount of the collateral will equal the principal payments that would have then been due on the Brady Bonds in the normal course. However, in light of the residual risk of the Brady Bonds and, among other factors, the history of default with respect to commercial bank loans by public and private entities of countries issuing Brady Bonds, investments in Brady Bonds are considered speculative. A Fund may purchase Brady Bonds with no or limited collateralization, and for payment of interest and (except in the case of principal collateralized Brady Bonds) principal, will be relying primarily on the willingness and ability of the foreign government to make payment in accordance with the terms of the Brady Bonds.

     Municipal Securities. Municipal securities include debt obligations issued by governmental entities to obtain funds for various public purposes, such as the construction of a wide range of public facilities, the refunding of outstanding obligations, the payment of general operating expenses, and the extension of loans to other public institutions and facilities.

     Other types of municipal securities include short-term General Obligation Notes, Tax Anticipation Notes, Bond Anticipation Notes, Revenue Anticipation Notes, Project Notes, Tax-Exempt Commercial Paper, Construction Loan Notes and other forms of short-term tax-exempt loans. Such instruments are issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

     Project Notes are issued by a state or local housing agency and are sold by the Department of Housing and Urban Development. While the issuing agency has the primary obligation with respect to its Project Notes, they are also secured by the full faith and credit of the United States through agreements with the issuing authority which provide that, if required, the federal government will lend the issuer an amount equal to the principal of and interest on the Project Notes.

     The two principal classifications of municipal securities consist of “general obligation” and “revenue” issues. The NVIT Money Market Fund and the NVIT Money Market Fund II may also acquire “moral obligation” issues, which are normally issued by special purpose authorities. There are, of course, variations in the quality of municipal securities, both within a particular classification and between classifications, and the yields on municipal securities depend upon a variety of factors, including the financial condition of the issuer, general conditions of the municipal bond market, the size of a particular offering, the maturity of the obligation and the rating of the issue. Ratings represent the opinions of an NRSRO as to the quality of municipal securities. It should be emphasized, however, that ratings are general and are not absolute standards of quality, and municipal securities with the same maturity, interest rate and rating may have different yields, while municipal securities of the same maturity and interest rate with different ratings may have the same yield. Subsequent to purchase, an issue of municipal securities may cease to be rated or its rating may be reduced below the minimum rating required for purchase. The adviser will consider such an event in determining whether the Fund should continue to hold the obligation.

     An issuer’s obligations under its municipal securities are subject to the provisions of bankruptcy, insolvency, and other laws affecting the rights and remedies of creditors, such as the federal bankruptcy code, and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon the enforcement of such obligations or upon the ability of municipalities to levy taxes. The power or ability of an issuer to meet its obligations for the payment of interest on and principal of its municipal securities may be materially adversely affected by litigation or other conditions.

     Strip Bonds. Strip bonds are debt securities that are stripped of their interest (usually by a financial intermediary) after the securities are issued. The market value of these securities generally fluctuates more in response to changes in interest rates than interest paying securities of comparable maturity.

     TIPS Bonds. TIPS are fixed-income securities issued by the U.S. Treasury whose principal value is adjusted periodically according to the rate of inflation. The U.S. Treasury uses a structure that accrues inflation into the principal value of the bond. Inflation-indexed securities issued by the U.S. Treasury have maturities of five, ten or thirty years, although it is possible that securities with other maturities will be issued in the future. TIPS bonds typically pay interest on a semi-annual basis, equal to a fixed percentage of the inflation-adjusted amount. For example, if a Fund purchased an inflation-indexed bond with a par value of $1,000 and a 3% real rate of return coupon (payable 1.5% semi-annually), and inflation over the first six months was 1%, the mid-year par value of the bond would be $1,010 and the first semi-annual interest payment would be $15.15 ($1,010 times 1.5%). If inflation during the second half of the year resulted in the whole year's inflation equaling 3%, the end-of-year par value of the bond would be $1,030 and the second semi-annual interest payment would be $15.45 ($1,030 times 1.5%).

     If the periodic adjustment rate measuring inflation falls, the principal value of inflation-indexed bonds will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds, even during a period of deflation. However, the current market value of the bonds is not guaranteed and will fluctuate.

     The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates in turn are tied to the relationship between nominal interest rates and the rate of inflation. Therefore, if inflation were to rise at a faster rate than nominal interest rates, real interest rates might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increased at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds.

     While these securities are expected to be protected from long-term inflationary trends, short-term increases in inflation may lead to a decline in value. If interest rates rise due to reasons other than inflation (for example, due to changes in currency exchange rates), investors in these securities may not be protected to the extent that the increase is not reflected in the bond's inflation measure.

     The periodic adjustment of U.S. inflation-indexed bonds is tied to the Consumer Price Index for Urban Consumers (“CPI-U”), which is calculated monthly by the U.S. Bureau of Labor Statistics. The CPI-U is a measurement of changes in the cost of living, made up of components such as housing, food, transportation and energy. There can be no assurance that the CPI-U will accurately measure the real rate of inflation in the prices of goods and services.

     Any increase in the principal amount of an inflation-indexed bond will be considered taxable ordinary income, even though investors do not receive their principal until maturity.

     Floating and Variable Rate Instruments. Floating or variable rate obligations bear interest at rates that are not fixed, but vary with changes in specified market rates or indices, such as the prime rate, or at specified intervals. The interest rate on floating rate securities varies with changes in the underlying index (such as the Treasury bill rate), while the interest rate on variable or adjustable rate securities changes at preset times based upon an underlying index. Certain of the floating or variable rate obligations that may be purchased by the Funds may carry a demand feature that would permit the holder to tender them back to the issuer of the instrument or to a third party at par value prior to maturity.

     Some of the demand instruments purchased by a Fund may not be traded in a secondary market and derive their liquidity solely from the ability of the holder to demand repayment from the issuer or third party providing credit support. If a demand instrument is not traded in a secondary market, the Fund will nonetheless treat the instrument as “readily marketable” for the purposes of its investment restriction limiting investments in illiquid securities unless the demand feature has a notice period of more than seven days in which case the instrument will be characterized as “not readily marketable” and therefore illiquid.

     Such obligations include variable rate master demand notes, which are unsecured instruments issued pursuant to an agreement between the issuer and the holder that permit the indebtedness thereunder to vary and to provide for periodic adjustments in the interest rate. A Fund will limit its purchases of floating and variable rate obligations to those of the same quality as it is otherwise allowed to purchase. A Fund’s subadviser will monitor on an ongoing basis the ability of an issuer of a demand instrument to pay principal and interest on demand.

     A Fund’s right to obtain payment at par on a demand instrument could be effected by events occurring between the date the Fund elects to demand payment and the date payment is due that may effect the ability of the issuer of the instrument or third party providing credit support to make payment when due, except when such demand instruments permit same day settlement. To facilitate settlement, these same day demand instruments may be held in book entry form at a bank other than a Fund’s custodian subject to a subcustodian agreement approved by the Fund between that bank and the Fund’s custodian.

     Zero Coupon Securities, Step-Coupon Securities, Pay-In-Kind Bonds (“PIK Bonds”) and Deferred Payment Securities. Zero coupon securities are debt securities that pay no cash income but are sold at substantial discounts from their value at maturity. Step-coupon securities are debt securities that do not make regular cash interest payments and are sold at a deep discount to their face value. When a zero coupon security is held to maturity, its entire return, which consists of the amortization of discount, comes from the difference between its purchase price and its maturity value. This difference is known at the time of purchase, so that investors holding zero coupon securities until maturity know at the time of their investment what the expected return on their investment will be. Certain zero coupon securities also are sold at substantial discounts from their maturity value and provide for the commencement of regular interest payments at a deferred date. Zero coupon securities may have conversion features. PIK bonds pay all or a portion of their interest in the form of debt or equity securities. Deferred payment securities are securities that remain zero coupon securities until a predetermined date, at which time the stated coupon rate becomes effective and interest becomes payable at regular intervals. Deferred payment securities are often sold at substantial discounts from their maturity value.

     Zero coupon securities, PIK bonds and deferred payment securities tend to be subject to greater price fluctuations in response to changes in interest rates than are ordinary interest-paying debt securities with similar maturities. The value of zero coupon securities appreciates more during periods of declining interest rates and depreciates more during periods of rising interest rates than ordinary interest-paying debt securities with similar maturities. Zero coupon securities, PIK bonds and deferred payment securities may be issued by a wide variety of corporate and governmental issuers. Although these instruments are generally not traded on a national securities exchange, they are widely traded by brokers and dealers and, to such extent, will not be considered illiquid for the purposes of a Fund’s limitation on investments in illiquid securities.

     Current federal income tax law requires the holder of zero coupon securities, certain PIK bonds and deferred payment securities acquired at a discount (such as Brady Bonds) to accrue income with respect to these securities prior to the receipt of cash payments. Accordingly, to avoid liability for federal income and excise taxes, a Fund may be required to distribute income accrued with respect to these securities and may have to dispose of portfolio securities under disadvantageous circumstances in order to generate cash to satisfy these distribution requirements.

     Loan Participations and Assignments. Loan Participations typically will result in a Fund having a contractual relationship only with the lender, not with the borrower. A Fund will have the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the Loan Participation and only upon receipt by the lender of the payments from the borrower. In connection with purchasing Loan Participations, a Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and a Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Loan Participation. As a result, a Fund will assume the credit risk of both the borrower and the lender that is selling the Loan Participation. In the event of the insolvency of the lender selling a Loan Participation, a

Fund may be treated as a general creditor of the lender and may not benefit from any set-off between the lender and the borrower. A Fund will acquire Loan Participations only if the lender interpositioned between the Fund and the borrower is determined by the applicable adviser or subadviser to be creditworthy. When a Fund purchases Assignments from lenders, the Fund will acquire direct rights against the borrower on the loan, except that under certain circumstances such rights may be more limited than those held by the assigning lender.

     A Fund may have difficulty disposing of Assignments and Loan Participations. Because the market for such instruments is not highly liquid, the Fund anticipates that such instruments could be sold only to a limited number of institutional investors. The lack of a highly liquid secondary market may have an adverse impact on the value of such instruments and will have an adverse impact on the Fund’s ability to dispose of particular Assignments or Loan Participations in response to a specific economic event, such as deterioration in the creditworthiness of the borrower.

     In valuing a Loan Participation or Assignment held by a Fund for which a secondary trading market exists, the Fund will rely upon prices or quotations provided by banks, dealers or pricing services. To the extent a secondary trading market does not exist, the Fund’s Loan Participations and Assignments will be valued in accordance with procedures adopted by the Board of Trustees, taking into consideration, among other factors: (i) the creditworthiness of the borrower under the loan and the lender; (ii) the current interest rate; period until next rate reset and maturity of the loan; (iii) recent prices in the market for similar loans; and (iv) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

     Bank and Corporate Loans. Commercial banks and other financial institutions or institutional investors make bank or corporate loans to companies that need capital to grow or restructure. Borrowers generally pay interest on corporate or bank loans at rates that change in response to changes in market interest rates such as the London Interbank Offered Rate (LIBOR) or the prime rates of U.S. banks. As a result, the value of bank and corporate loan investments is generally less exposed to the adverse effects of shifts in market interest rates than investments that pay a fixed rate of interest. However, because the trading market for certain bank and corporate loans may be less developed than the secondary market for bonds and notes, a Fund may experience difficulties in selling its bank or corporate loans. Leading financial institutions often act as agent for a broader group of lenders, generally referred to as a syndicate. The syndicate’s agent arranges the bank or corporate loans, holds collateral and accepts payments of principal and interest. If the agent develops financial problems, a Fund may not recover its investment or recovery may be delayed. By investing in a bank or corporate loan, a Fund may become a member of the syndicate.

     The bank and corporate loans in which a Fund invests are subject to the risk of loss of principal and income. Although borrowers frequently provide collateral to secure repayment of these obligations, they do not always do so. If they do provide collateral, the value of the collateral may not completely cover the borrower’s obligations at the time of a default. If a borrower files for protection from its creditors under the U.S. bankruptcy laws, these laws may limit a Fund’s rights to its collateral. In addition, the value of collateral may erode during a bankruptcy case. In the event of a bankruptcy, the holder of a bank or corporate loan may not recover its principal, may experience a long delay in recovering its investment and may not receive interest during the delay.

Money Market Instruments

Money market instruments may include the following types of instruments:

  obligations issued or guaranteed as to interest and principal by the U.S. government, its agencies, or instrumentalities, or any federally chartered corporation, with remaining maturities of 397 days or less;
  obligations of sovereign foreign governments, their agencies, instrumentalities and political subdivisions, with remaining maturities of 397 days or less;

  obligations of municipalities and states, their agencies and political subdivisions with remaining maturities of 397 days or less;
  asset-backed commercial paper whose own rating or the rating of any guarantor is in one of the highest categories of any NRSRO;
  repurchase agreements;
  bank and savings and loan obligations;
  commercial paper, which includes short-term unsecured promissory notes issued by corporations in order to finance their current operations. It may also be issued by foreign governments, and states and municipalities. Generally the commercial paper or its guarantor will be rated within the top two rating categories by an NRSRO, or if not rated, is issued and guaranteed as to payment of principal and interest by companies which at the date of investment have a high quality outstanding debt issue;
  bank loan participation agreements representing obligations of corporations having a high quality short-term rating, at the date of investment, and under which the Fund will look to the creditworthiness of the lender bank, which is obligated to make payments of principal and interest on the loan, as well as to creditworthiness of the borrower;
  high quality short-term (maturity in 397 days or less) corporate obligations rated within the top two rating categories by an NRSRO or, if not rated, deemed to be of comparable quality by the subadviser;
  extendable commercial notes, which differ from traditional commercial paper because the issuer can extend the maturity of the note up to 397 days with the option to call the note any time during the extension period. Because extension will occur when the issuer does not have other viable options for lending, these notes may be considered illiquid, particularly during the extension period, and if the extended commercial notes are determined to be illiquid, each of the NVIT Money Market Fund and the NVIT Money Market Fund II will be limited to holding no more than 10% of its net assets in these and any other illiquid securities;
  unrated short-term (maturity in 397 days or less) debt obligations that are determined by a Fund’s subadviser to be of compatible quality to the securities described above.

     Money market instruments in which the NVIT Money Market Fund and NVIT Money Market Fund II may each invest also include insurance contracts, such as guaranteed investment contracts, funding agreements and annuities. In connection with these investments, a Fund makes cash contributions to a deposit fund of an insurance company’s general account, and the insurance company then credits to the Fund a guaranteed rate of interest, paid on a regular periodic basis (e.g., monthly). The funding agreements or other insurance contracts provide that the guaranteed rate of interest will not be less than a certain minimum rate. The purchase price paid for the contract becomes part of the general assets of the insurance company, and the contract is paid from the general assets of the insurance company. Funding agreements may or may not allow the Fund to demand repayment of principal after an agreed upon waiting period or upon certain other conditions. The insurance company may also have a corresponding right to prepay the principal with accrued interest upon a specified number of days’ notice to the Fund. The maturity date of some funding agreements may be extended upon the mutual agreement and consent of the insurance company and the Fund. Generally, funding agreements and other insurance contracts are not assignable or transferable without the permission of the issuing insurance companies, and an active secondary market in certain such insurance contracts does not currently exist. Accordingly, such insurance contracts may be considered to be illiquid. To the extent any such funding agreements or other insurance contracts are considered to be illiquid, each of the NVIT Money Market Fund and the NVIT Money Market Fund II will be limited to holding no more than 10% of its net assets in these and any other illiquid securities. In addition, funding agreements and other insurance contracts are subject to interest rate risk, i.e., when interest rates increase, the value of insurance contracts decline. Insurance contracts are also subject to credit risk, i.e., that the insurance company may be unable to pay interest or principal when due. If an insurance company’s financial condition changes, its credit rating, or the credit rating of the contracts, may be lowered, which could negatively affect the value of the insurance contracts the Fund owns.

     Extendable Commercial Notes. Each Fund may invest in extendable commercial notes (“ECNs”). ECNs may serve as an alternative to traditional commercial paper investments. ECNs are corporate notes which are issued at a discount and structured such that, while the note has an initial redemption date (the initial redemption date is no more than 90 days from the date of issue) upon which the notes will be redeemed, the issuer on the initial redemption date may extend the repayment of the notes for up to 397 days from the date of issue without seeking note holder consent. In the event the ECN is redeemed by the issuer on its initial redemption date, investors receive a premium step-up rate, which is based on the ECNs rating at the time. If the notes are not redeemed on the initial redemption date, they will bear interest from the initial redemption date to the maturity date of the note at a floating rate of interest (this interest serves as a penalty yield for the issuer and a premium paid to the investor).

     The ability of the issuer to exercise its option to extend the ECN beyond the initial redemption date can expose investors to interest rate risks, liquidity risks, credit risks and mark-to-market risks. Proponents of ECNs, however, argue that the punitive interest rate which applies if the ECN is extended beyond its initial redemption date will discourage issuers from extending the notes. Proponents further argue that the reputation risk associated with the decision to extend an ECN obligation will prevent issuers from extending the notes, provided that the issuer is not in extreme financial distress. A Fund will perform due diligence from both a credit and portfolio structure perspective before investing in ECNs.

     Bank Obligations. Bank obligations that may be purchased by a Fund include certificates of deposit, bankers’ acceptances and fixed time deposits. A certificate of deposit is a short-term negotiable certificate issued by a commercial bank against funds deposited in the bank and is either interest-bearing or purchased on a discount basis. A bankers’ acceptance is a short-term draft drawn on a commercial bank by a borrower, usually in connection with an international commercial transaction. The borrower is liable for payment as is the bank, which unconditionally guarantees to pay the draft at its face amount on the maturity date. Fixed time deposits are obligations of branches of U.S. banks or foreign banks which are payable at a stated maturity date and bear a fixed rate of interest. Although fixed time deposits do not have a market, there are no contractual restrictions on the right to transfer a beneficial interest in the deposit to a third party.

     Bank obligations may be general obligations of the parent bank or may be limited to the issuing branch by the terms of the specific obligations or by government regulation. Bank obligations may be issued by domestic banks (including their branches located outside the United States), domestic and foreign branches of foreign banks and savings and loan associations.

     Eurodollar and Yankee Obligations. Eurodollar bank obligations are dollar-denominated certificates of deposit and time deposits issued outside the U.S. capital markets by foreign branches of U.S. banks and by foreign banks. Yankee bank obligations are dollar-denominated obligations issued in the U.S. capital markets by foreign banks.

     Eurodollar and Yankee bank obligations are subject to the same risks that pertain to domestic issues, notably credit risk, market risk and liquidity risk. Additionally, Eurodollar (and to a limited extent, Yankee) bank obligations are subject to certain sovereign risks. One such risk is the possibility that a sovereign country might prevent capital, in the form of dollars, from flowing across their borders. Other risks include: adverse political and economic developments; the extent and quality of government regulation of financial markets and institutions; the imposition of foreign withholding taxes, and the expropriation or nationalization of foreign issues. However, Eurodollar and Yankee bank obligations held in a Fund will undergo the same credit analysis as domestic issues in which the Fund invests, and will have at least the same financial strength as the domestic issuers approved for the Fund.

When-Issued Securities and Delayed-Delivery Transactions

     When securities are purchased on a “when-issued” basis or purchased for delayed delivery, then payment and delivery occur beyond the normal settlement date at a stated price and yield. When-issued transactions normally settle within 45 days. The payment obligation and the interest rate that will be received on when-issued securities are fixed at the time the buyer enters into the commitment. Due to fluctuations in the value of securities purchased or sold on a when-issued or delayed-delivery basis, the yields obtained on such securities may be higher or lower than the yields available in the market on the dates when the investments are actually delivered to the buyers. The greater a Fund’s outstanding commitments for these securities, the greater the exposure to potential fluctuations in the net asset value of the Fund. Purchasing when-issued or delayed-delivery securities may involve the additional risk that the yield or market price available in the market when the delivery occurs may be higher or the market price lower than that obtained at the time of commitment.

     When a Fund agrees to purchase when-issued or delayed-delivery securities, to the extent required by the SEC, its custodian will earmark or set aside permissible liquid assets equal to the amount of the commitment in a segregated account. Normally, the custodian will earmark or set aside portfolio securities to satisfy a purchase commitment, and in such a case a Fund may be required subsequently to earmark or place additional assets in the segregated assets in order to ensure that the value of the segregated account remains equal to the amount of such Fund’s commitment. It may be expected that a Fund’s net assets will fluctuate to a greater degree when it earmarks or sets aside portfolio securities to cover such purchase commitments than when it sets aside cash. In addition, because the Fund will earmark or set aside cash or liquid portfolio securities to satisfy its purchase commitments in the manner described above, such Fund’s liquidity and the ability of its subadviser to manage it might be affected in the event its commitments to purchase “when-issued” securities ever exceed 25% of the value of its total assets. Under normal market conditions, however, a Fund’s commitment to purchase “when-issued” or “delayed-delivery” securities will not exceed 25% of the value of its total assets. When a Fund engages in when-issued or delayed-delivery transactions, it relies on the other party to consummate the trade. Failure of the seller to do so may result in a Fund incurring a loss or missing an opportunity to obtain a price considered to be advantageous.

Repurchase Agreements

     In connection with the purchase of a repurchase agreement from member banks of the Federal Reserve System or certain non-bank dealers by a Fund, the Fund’s custodian, or a subcustodian, will have custody of, and will earmark or segregate securities acquired by the Fund under a repurchase agreement. Repurchase agreements are contracts under which the buyer of a security simultaneously commits to resell the security to the seller at an agreed-upon price and date. Repurchase agreements are considered by the staff of the U.S. Securities and Exchange Commission (the “SEC”) to be loans by the Fund. Repurchase agreements may be entered into with respect to securities of the type in which the Fund may invest or government securities regardless of their remaining maturities, and will require that additional securities be deposited with the Fund’s custodian or subcustodian if the value of the securities purchased should decrease below their resale price. Repurchase agreements involve certain risks in the event of default or insolvency by the other party, including possible delays or restrictions upon a Fund’s ability to dispose of the underlying securities, the risk of a possible decline in the value of the underlying securities during the period in which a Fund seeks to assert its rights to them, the risk of incurring expenses associated with asserting those rights and the risk of losing all or part of the income from the repurchase agreement. A Fund’s subadviser reviews the creditworthiness of those banks and non-bank dealers with which the Fund enters into repurchase agreements to evaluate these risks.

Lending Portfolio Securities

     A Fund may lend its portfolio securities to brokers, dealers and other financial institutions, provided it receives collateral, with respect to the loan of U.S. securities, equal to at least 102% of the value of the portfolio securities loaned, and with respect to each such loan of non-U.S. securities, collateral of at least 105% of the value of the portfolio securities loaned, and at all times thereafter shall require the borrower to mark-to-market such collateral on a daily basis so that the market value of such collateral does not fall below 100% of the market value of the portfolio securities so loaned. By lending its portfolio securities, a Fund can increase its income through the investment of the cash collateral. For the purposes of this policy, a Fund considers collateral consisting of cash, U.S. government securities or letters of credit issued by banks whose securities meet the standards for investment by the Fund to be the equivalent of cash. From time to time, a Fund may return to the borrower or a third party which is unaffiliated with it, and which is acting as a “placing broker,” a part of the interest earned from the investment of collateral received for securities loaned.

     The SEC currently requires that the following conditions must be met whenever portfolio securities are loaned: (1) a Fund must receive at least 100% cash collateral of the type discussed in the preceding paragraph from the borrower; (2) the borrower must increase such collateral whenever the market value of the securities loaned rises above the level of such collateral; (3) a Fund must be able to terminate the loan at any time; (4) a Fund must receive reasonable interest on the loan, as well as any dividends, interest or other distributions payable on the loaned securities, and any increase in market value; (5) a Fund may pay only reasonable custodian fees in connection with the loan; and (6) while any voting rights on the loaned securities may pass to the borrower, a Fund’s board of trustees must be able to terminate the loan and regain the right to vote the securities if a material event adversely affecting the investment occurs. These conditions may be subject to future modification. Loan agreements involve certain risks in the event of default or insolvency of the other party including possible delays or restrictions upon the Fund’s ability to recover the loaned securities or dispose of the collateral for the loan.

Investment of Securities Lending Collateral

     The cash collateral received from a borrower as a result of a Fund’s securities lending activities will be used to purchase both fixed-income securities and other securities with debt-like characteristics that are rated A1 or P1 on a fixed rate or floating rate basis, including: bank obligations; commercial paper; investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company; loan participations; master notes; medium term notes; repurchase agreements; and U.S. government securities. Except for the investment agreements, funding agreements or guaranteed investment contracts guaranteed by an insurance company, master notes, and medium term notes (which are described below), these types of investments are described elsewhere in the SAI. Collateral may also be invested in a money market investment company or short-term collective investment trust.

     Investment agreements, funding agreements, or guaranteed investment contracts entered into with, or guaranteed by an insurance company are agreements where an insurance company either provides for the investment of the Fund’s assets or may provide for a minimum guaranteed rate of return to the investor.

     Master notes are promissory notes issued usually with large, creditworthy broker-dealers on either a fixed rate or floating rate basis. Master notes may or may not be collateralized by underlying securities. If the master note is issued by an unrated subsidiary of a broker-dealer, then the unconditional guarantee is provided by the issuer’s parent.

     Medium term notes are unsecured, continuously offered corporate debt obligations. Although medium term notes may be offered with a maturity from one to ten years, in the context of securities lending collateral, the maturity of the medium term note will not generally exceed two years.

Indexed Securities

     Certain Funds may invest in securities whose potential return is based on the change in particular measurements of value or rates (an “index”). As an illustration, a Fund may invest in a debt security that pays interest and returns principal based on the change in the value of a securities index or a basket of securities. If a Fund invests in such securities, it may be subject to reduced or eliminated interest payments or loss of principal in the event of an adverse movement in the relevant index.

Small Company and Emerging Growth Stocks

     Investing in securities of small-sized, including micro-capitalization companies and emerging growth companies, may involve greater risks than investing in the stocks of larger, more established companies, including possible risk of loss of principal. Also because these securities may have limited marketability, their prices may be more volatile than securities of larger, more established companies or the market averages in general. Because small-sized and emerging growth companies normally have fewer shares outstanding than larger companies, it may be more difficult for a Fund to buy or sell significant numbers of such shares without an unfavorable impact on prevailing prices. Small-sized and emerging growth companies may have limited product lines, markets or financial resources and may lack management depth. In addition, small-sized and emerging growth companies are typically subject to wider variations in earnings and business prospects than are larger, more established companies. There is typically less publicly available information concerning small-sized and emerging growth companies than for larger, more established ones.

Limited Liability Companies

     Entities such as limited partnerships, limited liability companies, business trusts and companies organized outside the United States may issue securities comparable to common or preferred stock.

Interests in Publicly Traded Limited Partnerships

     Those Funds that invest in U.S. common stock may also invest in interests in publicly traded limited partnerships (limited partnership interests or units) which represent equity interests in the assets and earnings of the partnership 's trade or business. Unlike common stock in a corporation, limited partnership interests have limited or no voting rights. However, many of the risks of investing in common stocks are still applicable to investments in limited partnership interests. In addition, limited partnership interests are subject to risks not present in common stock. For example, interest income generated from limited partnerships deemed not to be 'publicly traded' will not be considered 'qualifying income' under the Internal Revenue Code of 1986, as amended, (the “Internal Revenue Code”) and may trigger adverse tax consequences. Also, since publicly traded limited partnerships are a less common form of organizational structure than corporations, the limited partnership units may be less liquid than publicly traded common stock. Also, because of the difference in organizational structure, the fair value of limited partnership units in a Fund 's portfolio may be based either upon the current market price of such units, or if there is no current market price, upon the pro rata value of the underlying assets of the partnership. Limited partnership units also have the risk that the limited partnership might, under certain circumstances, be treated as a general partnership giving rise to broader liability exposure to the limited partners for activities of the partnership. Further, the general partners of a limited partnership may be able to significantly change the business or asset structure of a limited partnership without the limited partners having any ability to disapprove any such changes. In certain limited partnerships, limited partners may also be required to return distributions previously made in the event that excess distributions have been made by the partnership, or in the event that the general partners, or their affiliates, are entitled to indemnification.

Special Situation Companies

     “Special situation companies” include those involved in an actual or prospective acquisition or consolidation; reorganization; recapitalization; merger, liquidation or distribution of cash, securities or other assets; a tender or exchange offer; a breakup or workout of a holding company; or litigation which, if resolved favorably, would improve the value of the company’s stock. If the actual or prospective situation does not materialize as anticipated, the market price of the securities of a “special situation company” may decline significantly. Therefore, an investment in a Fund that invests a significant portion of its assets in these securities may involve a greater degree of risk than an investment in other mutual funds that seek long-term growth of capital by investing in better-known, larger companies. The subadviser of such a Fund believes, however, that if it analyzes “special situation companies” carefully and invests in the securities of these companies at the appropriate time, the Fund may achieve capital growth. There can be no assurance however, that a special situation that exists at the time a Fund makes its investment will be consummated under the terms and within the time period contemplated, if it is consummated at all.

Foreign Securities

     Investing in foreign securities (including through the use of depositary receipts) involves certain special considerations which typically are not associated with investing in United States securities. Since investments in foreign companies will frequently be denominated in the currencies of foreign countries (these securities are translated into U.S. dollars on a daily basis in order to value a Fund’s shares), and since a Fund may hold securities and funds in foreign currencies, a Fund may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, if any, and may incur costs in connection with conversions between various currencies. Most foreign stock markets, while growing in volume of trading activity, have less volume than the New York Stock Exchange, and securities of some foreign companies are less liquid and more volatile than securities of comparable domestic companies. Similarly, volume and liquidity in most foreign bond markets are less than in the United States and, at times, volatility of price can be greater than in the United States. Fixed commissions on foreign securities exchanges are generally higher than negotiated commissions on United States exchanges, although each Fund endeavors to achieve the most favorable net results on its portfolio transactions. There is generally less government supervision and regulation of securities exchanges, brokers and listed companies in foreign countries than in the United States. In addition, with respect to certain foreign countries, there is the possibility of exchange control restrictions, expropriation or confiscatory taxation, and political, economic or social instability, which could affect investments in those countries. Expropriation of assets refers to the possibility that a country's laws will prohibit the return to the United States of any monies, which a Fund has invested in the country. Foreign securities, such as those purchased by a Fund, may be subject to foreign government taxes, higher custodian fees, higher brokerage costs and dividend collection fees which could reduce the yield on such securities.

     Foreign economies may differ favorably or unfavorably from the U.S. economy in various respects, including growth of gross domestic product, rates of inflation, currency depreciation, capital reinvestment, resource self-sufficiency, and balance of payments positions. Many foreign securities are less liquid and their prices more volatile than comparable U.S. securities. From time to time, foreign securities may be difficult to liquidate rapidly without adverse price effects.

     Investment in Companies in Developing Countries. Investments may be made from time to time in companies in developing countries as well as in developed countries. Although there is no universally accepted definition, a developing country is generally considered to be a country which is in the initial stages of industrialization. Investing in the equity and fixed-income markets of developing countries involves exposure to unstable governments, economies based on only a few industries, and securities markets which trade a small number of securities. Securities markets of developing countries tend to be more volatile than the markets of developed countries; however, such markets have in the past provided the opportunity for higher rates of return to investors.

     The value and liquidity of investments in developing countries may be affected favorably or unfavorably by political, economic, fiscal, regulatory or other developments in the particular countries or neighboring regions. The extent of economic development, political stability and market depth of different countries varies widely. Certain countries in Asia, Latin America, Eastern Europe, Africa and the Middle East are either comparatively underdeveloped or are in the process of becoming developed. Such investments typically involve greater potential for gain or loss than investments in securities of issuers in developed countries.

     The securities markets in developing countries are substantially smaller, less liquid and more volatile than the major securities markets in the United States. A high proportion of the shares of many issuers may be held by a limited number of persons and financial institutions, which may limit the number of shares available for investment by a Fund. Similarly, volume and liquidity in the bond markets in developing countries are less than in the United States and, at times, price volatility can be greater than in the United States. A limited number of issuers in developing countries’ securities markets may represent a disproportionately large percentage of market capitalization and trading volume. The limited liquidity of securities markets in developing countries may also affect the Fund’s ability to acquire or dispose of securities at the price and time it wishes to do so. Accordingly, during periods of rising securities prices in the more illiquid securities markets, the Fund’s ability to participate fully in such price increases may be limited by its investment policy of investing not more than 15% of its total net assets in illiquid securities. Conversely, the Fund’s inability to dispose fully and promptly of positions in declining markets will cause the Fund’s net asset value to decline as the value of the unsold positions is marked to lower prices. In addition, securities markets in developing countries are susceptible to being influenced by large investors trading significant blocks of securities.

     Political and economic structures in many such countries may be undergoing significant evolution and rapid development, and such countries may lack the social, political and economic stability characteristic of the United States. Certain of such countries have in the past failed to recognize private property rights and have at times nationalized or expropriated the assets of private companies. As a result, the risks described above, including the risks of nationalization or expropriation of assets, may be heightened. In addition, unanticipated political or social developments may affect the value of the Fund’s investments in those countries and the availability to the Fund of additional investments in those countries.

     Economies of developing countries may differ favorably or unfavorably from the United States’ economy in such respects as rate of growth of gross national product, rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. As export-driven economies, the economies of countries in the Asia Region are affected by developments in the economies of their principal trading partners. Certain countries have limited natural resources, resulting in dependence on foreign sources for certain raw materials and economic vulnerability to global fluctuations of price and supply.

     Certain developing countries do not have comprehensive systems of laws, although substantial changes have occurred in many such countries in this regard in recent years. Laws regarding fiduciary duties of officers and directors and the protection of shareholders may not be well developed. Even where adequate law exists in such developing countries, it may be impossible to obtain swift and equitable enforcement of such law, or to obtain enforcement of the judgment by a court of another jurisdiction.

     Trading in futures contracts on foreign commodity exchanges may be subject to the same or similar risks as trading in foreign securities.

     Depositary Receipts. A Fund may invest in foreign securities by purchasing depositary receipts, including American Depositary Receipts (“ADRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”) or other securities convertible into securities of issuers based in foreign countries. These securities may not necessarily be denominated in the same currency as the securities which they represent. Generally, ADRs, in registered form, are denominated in U.S. dollars and are designed for use in the U.S. securities markets, GDRs, in bearer form, are issued and designed for use outside the United States and EDRs (also referred to as Continental Depositary Receipts (“CDRs”)), in bearer form, may be denominated in other currencies and are designed for use in European securities markets. ADRs are receipts typically issued by a U.S. bank or trust company evidencing ownership of the underlying securities. EDRs are European receipts evidencing a similar arrangement. GDRs are receipts typically issued by non-United States banks and trust companies that evidence ownership of either foreign or domestic securities. For purposes of a Fund’s investment policies, ADRs, GDRs and EDRs are deemed to have the same classification as the underlying securities they represent. Thus, an ADR, GDR or EDR representing ownership of common stock will be treated as common stock.

     A Fund may invest in depositary receipts through “sponsored” or “unsponsored” facilities. While depositary receipts issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of depositary receipt holders and the practices of market participants.

     A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into U.S. dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to pass through voting rights to ADR holders in respect of the deposited securities. In addition, an unsponsored facility is generally not obligated to distribute communications received from the issuer of the deposited securities or to disclose material information about such issuer in the U.S. and thus there may not be a correlation between such information and the market value of the depositary receipts. Unsponsored ADRs tend to be less liquid than sponsored ADRs.

     Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary, and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities.

     Foreign Sovereign Debt. Certain Funds may invest in sovereign debt obligations issued by foreign governments. To the extent that a Fund invests in obligations issued by developing or emerging markets, these investments involve additional risks. Sovereign obligors in developing and emerging market countries are among the world’s largest debtors to commercial banks, other governments, international financial organizations and other financial institutions. These obligors have in the past experienced substantial difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. Restructuring arrangements have included, among other things, reducing and rescheduling interest and principal payments by negotiating new or amended credit agreements or converting outstanding principal and unpaid interest to Brady Bonds (see below), and obtaining new credit for finance interest payments. Holders of certain foreign sovereign debt securities may be requested to participate in the restructuring of such obligations and to extend further loans to their issuers. There can be no assurance that the foreign sovereign debt securities in which a Fund may invest will not be subject to similar restructuring arrangements or to requests for new credit which may adversely affect the Fund’s holdings. Furthermore, certain participants in the secondary market for such debt may be directly involved in negotiating the terms of these arrangements and may therefore have access to information not available to other market participants.

Foreign Commercial Paper

     A Fund may invest in commercial paper which is indexed to certain specific foreign currency exchange rates. The terms of such commercial paper provide that its principal amount is adjusted upwards or downwards (but not below zero) at maturity to reflect changes in the exchange rate between two currencies while the obligation is outstanding. A Fund will purchase such commercial paper with the currency in which it is denominated and, at maturity, will receive interest and principal payments thereon in that currency, but the amount or principal payable by the issuer at maturity will change in proportion to the change (if any) in the exchange rate between two specified currencies between the date the instrument is issued and the date the instrument matures. While such commercial paper entails the risk of loss of principal, the potential for realizing gains as a result of changes in foreign currency exchange rate enables a Fund to hedge or cross-hedge against a decline in the U.S. dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return. A Fund will purchase such commercial paper either for hedging purposes or in order to seek investment gain. The Funds believe that such investments do not involve the creation of such a senior security, but nevertheless will establish a segregated account with respect to its investments in this type of commercial paper and to maintain in such account cash not available for investment or other liquid assets having a value equal to the aggregate principal amount of outstanding commercial paper of this type.

Real Estate Investment Trusts

     Although no Fund will invest in real estate directly, a Fund may invest in securities of real estate investment trusts (“REITs”) and other real estate industry companies or companies with substantial real estate investments and, as a result, such Fund may be subject to certain risks associated with direct ownership of real estate and with the real estate industry in general. These risks include, among others: possible declines in the value of real estate; possible lack of availability of mortgage funds; extended vacancies of properties; risks related to general and local economic conditions; overbuilding; increases in competition, property taxes and operating expenses; changes in zoning laws; costs resulting from the cleanup of, and liability to third parties for damages resulting from, environmental problems; casualty or condemnation losses; uninsured damages from floods, earthquakes or other natural disasters; limitations on and variations in rents; and changes in interest rates.

     REITs are pooled investment vehicles which invest primarily in income producing real estate or real estate related loans or interests. REITs are generally classified as equity REITs, mortgage REITs or hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive income primarily from the collection of rents. Equity REITs can also realize capital gains by selling properties that have appreciated in value. Mortgage REITs invest the majority of their assets in real estate mortgages and derive income from the collection of interest payments. Hybrid REITs combine the investment strategies of

Equity REITs and Mortgage REITs. REITs are not taxed on income distributed to shareholders provided they comply with several requirements of the Internal Revenue Code.

Convertible Securities

     Convertible securities are bonds, debentures, notes, preferred stocks, or other securities that may be converted into or exchanged for a specified amount of common stock of the same or a different issuer within a particular period of time at a specified price or formula. Convertible securities have general characteristics similar to both debt obligations and equity securities. The value of a convertible security is a function of its “investment value” (determined by its yield in comparison with the yields of other securities of comparable maturity and quality that do not have a conversion privilege) and its “conversion value” (the security’s worth, at market value, if converted into the underlying common stock). The investment value of a convertible security is influenced by changes in interest rates, the credit standing of the issuer and other factors. The market value of convertible securities tends to decline as interest rates increase and, conversely, tends to increase as interest rates decline. The conversion value of a convertible security is determined by the market price of the underlying common stock. The market value of convertible securities tends to vary with fluctuations in the market value of the underlying common stock and therefore will react to variations in the general market for equity securities. If the conversion value is low relative to the investment value, the price of the convertible security is governed principally by its investment value. Generally, the conversion value decreases as the convertible security approaches maturity. To the extent the market price of the underlying common stock approaches or exceeds the conversion price, the price of the convertible security will be increasingly influenced by its conversion value. A convertible security generally will sell at a premium over its conversion value by the extent to which investors place value on the right to acquire the underlying common stock while holding a fixed-income security. While no securities investments are without risk, investments in convertible securities generally entail less risk than investments in common stock of the same issuer.

     A convertible security entitles the holder to receive interest normally paid or accrued on debt or the dividend paid on preferred stock until the convertible security matures or is redeemed, converted, or exchanged. Convertible securities have unique investment characteristics in that they generally (i) have higher yields than common stocks, but lower yields than comparable non-convertible securities, (ii) are less subject to fluctuation in value than the underlying stock since they have fixed-income characteristics, and (iii) provide the potential for capital appreciation if the market price of the underlying common stock increases. Most convertible securities currently are issued by U.S. companies, although a substantial Eurodollar convertible securities market has developed, and the markets for convertible securities denominated in local currencies are increasing.

     A convertible security may be subject to redemption at the option of the issuer at a price established in the convertible security’s governing instrument. If a convertible security held by a Fund is called for redemption, the Fund will be required to permit the issuer to redeem the security, convert it into the underlying common stock, or sell it to a third party.

     Convertible securities generally are subordinated to other similar but non-convertible securities of the same issuer, although convertible bonds, as corporate debt obligations, generally enjoy seniority in right of payment to all equity securities, and convertible preferred stock is senior to common stock of the same issuer. Because of the subordination feature, however, convertible securities typically are rated below investment grade or are not rated, depending on the general creditworthiness of the issuer.

     Certain Funds may invest in convertible preferred stocks that offer enhanced yield features, such as Preferred Equity Redemption Cumulative Stocks (“PERCS”), which provide an investor, such as a Fund, with the opportunity to earn higher dividend income than is available on a company’s common stock. PERCS are preferred stocks that generally feature a mandatory conversion date, as well as a capital appreciation limit, which is usually expressed in terms of a stated price. Most PERCS expire three years from the date of issue, at which time they are convertible into common stock of the issuer. PERCS are generally not convertible into cash at maturity. Under a typical arrangement, after three years PERCS convert into one share of the issuer’s common stock if the issuer’s common stock is trading at a price below that set by the capital appreciation limit, and into less than one full share if the issuer’s common stock is trading at a price above that set by the capital appreciation limit. The amount of that fractional share of common stock is determined by dividing the price set by the capital appreciation limit by the market price of the issuer’s common stock. PERCS can be called at any time prior to maturity, and hence do not provide call protection. If called early, however, the issuer must pay a call premium over the market price to the investor. This call premium declines at a preset rate daily, up to the maturity date.

     A Fund may also invest in other classes of enhanced convertible securities. These include but are not limited to ACES (Automatically Convertible Equity Securities), PEPS (Participating Equity Preferred Stock), PRIDES (Preferred Redeemable Increased Dividend Equity Securities), SAILS (Stock Appreciation Income Linked Securities), TECONS (Term Convertible Notes), QICS (Quarterly Income Cumulative Securities), and DECS (Dividend Enhanced Convertible Securities). ACES, PEPS, PRIDES, SAILS, TECONS, QICS, and DECS all have the following features: they are issued by the company, the common stock of which will be received in the event the convertible preferred stock is converted; unlike PERCS they do not have a capital appreciation limit; they seek to provide the investor with high current income with some prospect of future capital appreciation; they are typically issued with three- or four-year maturities; they typically have some built-in call protection for the first two to three years; and, upon maturity, they will convert into either cash or a specified number of shares of common stock.

     Similarly, there may be enhanced convertible debt obligations issued by the operating company, whose common stock is to be acquired in the event the security is converted, or by a different issuer, such as an investment bank. These securities may be identified by names such as ELKS (Equity Linked Securities) or similar names. Typically they share most of the salient characteristics of an enhanced convertible preferred stock but will be ranked as senior or subordinated debt in the issuer’s corporate structure according to the terms of the debt indenture. There may be additional types of convertible securities not specifically referred to herein, which may be similar to those described above in which a Fund may invest, consistent with its goals and policies.

     An investment in an enhanced convertible security or any other security may involve additional risks to the Fund. A Fund may have difficulty disposing of such securities because there may be a thin trading market for a particular security at any given time. Reduced liquidity may have an adverse impact on market price and a Fund’s ability to dispose of particular securities, when necessary, to meet the Fund’s liquidity needs or in response to a specific economic event, such as the deterioration in the creditworthiness of an issuer. Reduced liquidity in the secondary market for certain securities may also make it more difficult for the Fund to obtain market quotations based on actual trades for purposes of valuing the fund’s portfolio. A Fund, however, intends to acquire liquid securities, though there can be no assurances that it will always be able to do so.

     Certain Funds may also invest in zero coupon convertible securities. Zero coupon convertible securities are debt securities which are issued at a discount to their face amount and do not entitle the holder to any periodic payments of interest prior to maturity. Rather, interest earned on zero coupon convertible securities accretes at a stated yield until the security reaches its face amount at maturity. Zero coupon convertible securities are convertible into a specific number of shares of the issuer’s common stock. In addition, zero coupon convertible securities usually have put features that provide the holder with the opportunity to sell the securities back to the issuer at a stated price before maturity. Generally, the prices of zero coupon convertible securities may be more sensitive to market interest rate fluctuations than conventional convertible securities.

Warrants

     Warrants are securities giving the holder the right, but not the obligation, to buy the stock of an issuer at a given price (generally higher than the value of the stock at the time of issuance), on a specified date, during a specified period, or perpetually. Warrants may be acquired separately or in connection with the acquisition of securities. Warrants acquired by a Fund in units or attached to securities are not subject to these restrictions. Warrants do not carry with them the right to dividends or voting rights with respect to the securities that they entitle their holder to purchase, and they do not represent any rights in the assets of the issuer. As a result, warrants may be considered more speculative than certain other types of investments. In addition, the value of a warrant does not necessarily change with the value of the underlying securities, and a warrant ceases to have value if it is not exercised prior to its expiration date.

Preferred Stock

     Preferred stocks, like many debt obligations, are generally fixed-income securities. Shareholders of preferred stocks normally have the right to receive dividends at a fixed rate when and as declared by the issuer’s board of directors, but do not participate in other amounts available for distribution by the issuing corporation. Dividends on the preferred stock may be cumulative, and all cumulative dividends usually must be paid prior to shareholders of common stock receiving any dividends. Because preferred stock dividends must be paid before common stock dividends, preferred stocks generally entail less risk than common stocks. Upon liquidation, preferred stocks are entitled to a specified liquidation preference, which is generally the same as the par or stated value, and are senior in right of payment to common stock. Preferred stocks are, however, equity securities in the sense that they do not represent a liability of the issuer and, therefore, do not offer as great a degree of protection of capital or assurance of continued income as investments in corporate debt securities. Preferred stocks generally are subordinated in right of payment to all debt obligations and creditors of the issuer, and convertible preferred stocks may be subordinated to other preferred stock of the same issuer.

Short Selling of Securities

     In a short sale of securities, a Fund sells stock which it does not own, making delivery with securities “borrowed” from a broker. The Fund is then obligated to replace the borrowed security by purchasing it at the market price at the time of replacement. This price may or may not be less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender any dividends or interest which accrue during the period of the loan. In order to borrow the security, the Fund may also have to pay a premium and/or interest which would increase the cost of the security sold. The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. In addition, the broker may require the deposit of collateral (generally, up to 50% of the value of the securities sold short).

     A Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. A Fund will realize a gain if the security declines in price between those two dates. The amount of any gain will be decreased and the amount of any loss will be increased by any premium or interest the Fund may be required to pay in connection with the short sale. When a cash dividend is declared on a security for which the Fund has a short position, the Fund incurs the obligation to pay an amount equal to that dividend to the lender of the shorted security. However, any such dividend on a security sold short generally reduces the market value of the shorted security, thus increasing the Fund’s unrealized gain or reducing the Fund’s unrealized loss on its short-sale transaction. Whether a Fund will be successful in utilizing a short sale will depend, in part, on the ability of a Fund’s subadviser to correctly predict whether the price of a security the Fund borrows to sell short will decrease.

     In a short sale, the seller does not immediately deliver the securities sold and is said to have a short position in those securities until delivery occurs. A Fund must segregate or earmark an amount of cash or other liquid assets equal to the difference between (a) the market value of securities sold short at the time that they were sold short and (b) the value of the collateral deposited with the broker to meet margin requirements in connection with the short sale (not including the proceeds from the short sale). While the short position is open, the Fund must maintain on a daily basis segregated or earmarked liquid assets at such a level that the amount segregated or earmarked plus the amount of collateral deposited with the broker as margin equals the current market value of the securities sold short.

     A Fund also may engage in short sales if at the time of the short sale the Fund owns or has the right to obtain without additional cost an equal amount of the security being sold short. This investment technique is known as a short sale “against the box.” The Funds do not intend to engage in short sales against the box for investment purposes. A Fund may, however, make a short sale as a hedge, when it believes that the price of a security may decline, causing a decline in the value of a security owned by the Fund (or a security convertible or exchangeable for such security), or when the Fund wants to sell the security at an attractive current price. In such case, any future losses in the Fund’s long position should be offset by a gain in the short position and, conversely, any gain in the long position should be reduced by a loss in the short position. The extent to which such gains or losses are reduced will depend upon the amount of the security sold short relative to the amount the Fund owns. There will be certain additional transaction costs associated with short sales against the box. For tax purposes a Fund that enters into a short sale “against the box” may be treated as having made a constructive sale of an “appreciated financial position” causing the Fund to realize a gain (but not a loss).

Restricted, Non-Publicly Traded and Illiquid Securities

     A Fund may not invest more than 15% (10% for the NVIT Money Market Fund and NVIT Money Market Fund II) of its net assets, in the aggregate, in illiquid securities, including repurchase agreements which have a maturity of longer than seven days, time deposits maturing in more than seven days and securities that are illiquid because of the absence of a readily available market or legal or contractual restrictions on resale or other factors limiting the marketability of the security. Repurchase agreements subject to demand are deemed to have a maturity equal to the notice period.

     Historically, illiquid securities have included securities subject to contractual or legal restrictions on resale because they have not been registered under the Securities Act of 1933, as amended (the “Securities Act”), securities which are otherwise not readily marketable and repurchase agreements having a maturity of longer than seven days. Securities which have not been registered under the Securities Act are referred to as private placements or restricted securities and are purchased directly from the issuer or in the secondary market. Unless subsequently registered for sale, these securities can only be sold in privately negotiated transactions or pursuant to an exemption from registration. The Funds do not typically hold a significant amount of these restricted or other illiquid securities because of the potential for delays on resale and uncertainty in valuation. Limitations on resale may have an adverse effect on the marketability of portfolio securities, and the Funds might be unable to dispose of restricted or other illiquid securities promptly or at reasonable prices and might thereby experience difficulty satisfying redemptions within seven days. The Funds might also have to register such restricted securities in order to dispose of them resulting in additional expense and delay. Adverse market conditions could impede such a public offering of securities.

     In recent years, however, a large institutional market has developed for certain securities that are not registered under the Securities Act including repurchase agreements, commercial paper, foreign securities, municipal securities and corporate bonds and notes. Institutional investors depend on an efficient institutional market in which the unregistered security can be readily resold or on an issuer’s ability to honor a demand for repayment. The fact that there are contractual or legal restrictions on resale to the general public or to certain institutions may not be indicative of the liquidity of such investments.

     The SEC has adopted Rule 144A of the Securities Act which allows for a broader institutional trading market for securities otherwise subject to restriction on resale to the general public. Rule 144A establishes a “safe harbor” from the registration requirements of the Securities Act for resales of certain securities to qualified institutional buyers.

     Any such restricted securities will be considered to be illiquid for purposes of a Fund’s limitations on investments in illiquid securities unless, pursuant to procedures adopted by the Board of Trustees of the Trust, the Fund’s subadviser has determined such securities to be liquid because such securities are eligible for resale pursuant to Rule 144A and are readily saleable. To the extent that qualified institutional buyers may become uninterested in purchasing Rule 144A securities, a Fund’s level of illiquidity may increase.

     A Fund may sell over-the-counter (“OTC”) options and, in connection therewith, earmark or segregate assets to cover its obligations with respect to OTC options written by the Fund. The assets used as cover for OTC options written by a Fund will be considered illiquid unless the OTC options are sold to qualified dealers who agree that the Fund may repurchase any OTC option it writes at a maximum price to be calculated by a formula set forth in the option agreement. The cover for an OTC option written subject to this procedure would be considered illiquid only to the extent that the maximum repurchase price under the formula exceeds the intrinsic value of the option.

     A Fund’s subadviser will monitor the liquidity of restricted securities in the portion of the Fund it manages. In reaching liquidity decisions, the following factors are considered: (1) the unregistered nature of the security; (2) the frequency of trades and quotes for the security; (3) the number of dealers wishing to purchase or sell the security and the number of other potential purchasers; (4) dealer undertakings to make a market in the security and (5) the nature of the security and the nature of the marketplace trades (e.g., the time needed to dispose of the security, the method of soliciting offers and the mechanics of the transfer).

     Private Placement Commercial Paper. Commercial paper eligible for resale under Section 4(2) of the Securities Act is offered only to accredited investors. Rule 506 of Regulation D in the Securities Act lists investment companies as accredited investors.

     Section 4(2) paper not eligible for resale under Rule 144A under the Securities Act shall be deemed liquid if (1) the Section 4(2) paper is not traded flat or in default as to principal and interest; (2) the Section 4(2) paper is rated in one of the two highest rating categories by at least two NRSROs, or if only one NRSRO rates the security, it is rated in one of the two highest categories by that NRSRO; and (3) the Fund’s subadviser believes that, based on the trading markets for such security, such security can be disposed of within seven days in the ordinary course of business at approximately the amount at which the Fund has valued the security.

Borrowing

     Each Fund may borrow money from banks, limited by each Fund’s fundamental investment restriction (generally, 33-1/3% of its total assets (including the amount borrowed)), including borrowings for temporary or emergency purposes. A Fund may engage in mortgage dollar roll and reverse repurchase agreements which may be considered a form of borrowing unless the Fund covers its exposure by segregating or earmarking liquid assets.

     Leverage. The use of leverage by a Fund creates an opportunity for greater total return, but, at the same time, creates special risks. For example, leveraging may exaggerate changes in the net asset value of Fund shares and in the yield on an Index Fund’s portfolio. Although the principal of such borrowings will be fixed, a Fund’s assets may change in value during the time the borrowings are outstanding. Borrowings will create interest expenses for the Fund which can exceed the income from the assets purchased with the borrowings. To the extent the income or capital appreciation derived from securities purchased with borrowed funds exceeds the interest a Fund will have to pay on the borrowings, the Fund’s return will be greater than if leverage had not been used. Conversely, if the income or capital appreciation from the securities purchased with such borrowed funds is not sufficient to cover the cost of borrowing, the return to a Fund will be less than if leverage had not been used, and therefore the amount available for distribution to shareholders as dividends and other distributions will be reduced. In the latter case, a Fund’s subadviser in its best judgment nevertheless may determine to maintain a Fund’s leveraged position if it expects that the benefits to the Fund’s shareholders of maintaining the leveraged position will outweigh the current reduced return.

     Certain types of borrowings by a Fund may result in the Fund being subject to covenants in credit agreements relating to asset coverage, portfolio composition requirements and other matters. It is not anticipated that observance of such covenants would impede the Fund’s subadviser from managing a Fund’s portfolio in accordance with the Fund’s investment objectives and policies. However, a breach of any such covenants not cured within the specified cure period may result in acceleration of outstanding indebtedness and require a Fund to dispose of portfolio investments at a time when it may be disadvantageous to do so.

     An Index Fund (as defined below) at times may borrow from affiliates of BlackRock Investment Management, LLC (“BlackRock”), subadviser to each Index Fund, provided that the terms of such borrowings are no less favorable than those available from comparable sources of funds in the marketplace.

Derivative Instruments

     A Fund’s subadviser may use a variety of derivative instruments, including options, futures contracts (sometimes referred to as “futures”), options on futures contracts, stock index options, forward currency contracts, swap and structured contracts, to hedge a Fund’s portfolio or for risk management or for any other permissible purposes consistent with that Fund’s investment objective. Derivative instruments are securities or agreements whose value is based on the value of some underlying asset (e.g., a security, currency or index) or the level of a reference index.

     Derivatives generally have investment characteristics that are based upon either forward contracts (under which one party is obligated to buy and the other party is obligated to sell an underlying asset at a specific price on a specified date) or option contracts (under which the holder of the option has the right but not the obligation to buy or sell an underlying asset at a specified price on or before a specified date). Consequently, the change in value of a forward-based derivative generally is roughly proportional to the change in value of the underlying asset. In contrast, the buyer of an option-based derivative generally will benefit from favorable movements in the price of the underlying asset but is not exposed to the corresponding losses that result from adverse movements in the value of the underlying asset. The seller (writer) of an option-based derivative generally will receive fees or premiums but generally is exposed to losses resulting from changes in the value of the underlying asset. Derivative transactions may include elements of leverage and, accordingly, the fluctuation of the value of the derivative transaction in relation to the underlying asset may be magnified.

     The use of these instruments is subject to applicable regulations of the SEC, the several options and futures exchanges upon which they may be traded, and the Commodity Futures Trading Commission (“CFTC”). As an open-end investment company registered with the SEC, the Funds are subject to the federal securities laws, including the 1940 Act, related rules, and various SEC and SEC staff positions. In accordance with these positions, with respect to certain kinds of derivatives, the Funds must "set aside" (referred to sometimes as "asset segregation") liquid assets, or engage in other SEC- or staff-approved measures, while the derivatives contracts are open. For example, with respect to forwards and futures contracts that are not contractually required to "cash-settle," the Funds must cover their open positions by setting aside liquid assets equal to the contracts' full, notional value. With respect to forwards and futures that are contractually required to "cash-settle," however, the Funds are permitted to set aside liquid assets in an amount equal to a Fund’s daily marked-to-market (net) obligations, if any (i.e., a Fund’s daily net liability, if any), rather than the notional value. By setting aside assets equal to only its net obligations under cash-settled forward and futures contracts, the Funds will have the ability to employ leverage to a greater extent than if the Funds were required to segregate assets equal to the full notional value of such contracts. The use of leverage involves certain risks, as discussed above. The Funds reserve the right to modify its asset segregation policies in the future to comply with any changes in the positions articulated from time to time by the SEC and its staff.

     Special Risks of Derivative Instruments. The use of derivative instruments involves special considerations and risks as described below. Risks pertaining to particular instruments are described in the sections that follow.

(1) Successful use of most of these instruments depends upon the ability of a Fund’s subadviser to predict movements of the overall securities and currency markets, which requires skills different from those necessary for predicting changes in the prices of individual securities. There can be no assurance that any particular strategy adopted will succeed.

(2) There might be imperfect correlation, or even no correlation, between price movements of an instrument and price movements of investments being hedged. For example, if the value of an instrument used in a short hedge (such as writing a call option, buying a put option, or selling a futures contract) increased by less than the decline in value of the hedged investment, the hedge would not be fully successful. Such a lack of correlation might occur due to factors unrelated to the value of the investments being hedged, such as speculative or other pressures on the markets in which these instruments are traded. The effectiveness of hedges using instruments on indices will depend on the degree of correlation between price movements in the index and price movements in the investments being hedged, as well as, how similar the index is to the portion of the Fund’s assets being hedged in terms of securities composition.

(3) Hedging strategies, if successful, can reduce the risk of loss by wholly or partially offsetting the negative effect of unfavorable price movements in the investments being hedged. However, hedging strategies can also reduce opportunity for gain by offsetting the positive effect of favorable price movements in the hedged investments. For example, if a

Fund entered into a short hedge because a Fund’s subadviser projected a decline in the price of a security in the Fund’s portfolio, and the price of that security increased instead, the gain from that increase might be wholly or partially offset by a decline in the price of the instrument. Moreover, if the price of the instrument declined by more than the increase in the price of the security, a Fund could suffer a loss.

(4) As described below, a Fund might be required to maintain assets as “cover,” maintain segregated accounts, or make margin payments when it takes positions in these instruments involving obligations to third parties (i.e., instruments other than purchased options). If the Fund were unable to close out its positions in such instruments, it might be required to continue to maintain such assets or accounts or make such payments until the position expired or matured. The requirements might impair the Fund’s ability to sell a portfolio security or make an investment at a time when it would otherwise be favorable to do so, or require that the Fund sell a portfolio security at a disadvantageous time. The Fund’s ability to close out a position in an instrument prior to expiration or maturity depends on the existence of a liquid secondary market or, in the absence of such a market, the ability and willingness of the other party to the transaction (“counterparty”) to enter into a transaction closing out the position. Therefore, there is no assurance that any hedging position can be closed out at a time and price that is favorable to the Fund.

     Options. A Fund may purchase or write put and call options on securities and indices, and may purchase options on foreign currencies and interest rates, and enter into closing transactions with respect to such options to terminate an existing position. The purchase of call options serves as a long hedge, and the purchase of put options serves as a short hedge. Writing put or call options can enable a Fund to enhance income by reason of the premiums paid by the purchaser of such options. Writing call options serves as a limited short hedge because declines in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security appreciates to a price higher than the exercise price of the call option, it can be expected that the option will be exercised, and the Fund will be obligated to sell the security at less than its market value or will be obligated to purchase the security at a price greater than that at which the security must be sold under the option. All or a portion of any assets used as cover for OTC options written by a Fund would be considered illiquid to the extent described under “Restricted, Non Publicly Traded and Illiquid Securities” above. Writing put options serves as a limited long hedge because increases in the value of the hedged investment would be offset to the extent of the premium received for writing the option. However, if the security depreciates to a price lower than the exercise price of the put option, it can be expected that the put option will be exercised, and the Fund will be obligated to purchase the security at more than its market value.

     The value of an option position will reflect, among other things, the historical price volatility of the underlying investment, the current market value of the underlying investment, the time remaining until expiration of the option, the relationship of the exercise price to the market price of the underlying investment, and general market conditions. Options that expire unexercised have no value. Options used by a Fund may include European-style options, which can only be exercised at expiration. This is in contrast to American-style options which can be exercised at any time prior to the expiration date of the option.

     A Fund may effectively terminate its right or obligation under an option by entering into a closing transaction. For example, a Fund may terminate its obligation under a call or put option that it had written by purchasing an identical call or put option; this is known as a closing purchase transaction. Conversely, a Fund may terminate a position in a put or call option it had purchased by writing an identical put or call option; this is known as a closing sale transaction. Closing transactions permit the Fund to realize the profit or limit the loss on an option position prior to its exercise or expiration.

     A Fund may purchase or write both OTC options and options traded on foreign and U.S. exchanges. Exchange-traded options are issued by a clearing organization affiliated with the exchange on which the option is listed that, in effect, guarantees completion of every exchange-traded option transaction. OTC options are contracts between the Fund and the counterparty (usually a securities dealer or a bank) with no clearing organization guarantee. Thus, when the Fund purchases or writes an OTC option, it relies on the counterparty to make or take delivery of the underlying investment upon exercise of the option. Failure by the counterparty to do so would result in the loss of any premium paid by the Fund as well as the loss of any expected benefit of the transaction.

     A Fund’s ability to establish and close out positions in exchange-listed options depends on the existence of a liquid market. A Fund intends to purchase or write only those exchange-traded options for which there appears to be a liquid secondary market. However, there can be no assurance that such a market will exist at any particular time. Closing transactions can be made for OTC options only by negotiating directly with the counterparty, or by a transaction in the secondary market if any such market exists. Although a Fund will enter into OTC options only with counterparties that are expected to be capable of entering into closing transactions with a Fund, there is no assurance that such Fund will in fact be able to close out an OTC option at a favorable price prior to expiration. In the event of insolvency of the counterparty, a Fund might be unable to close out an OTC option position at any time prior to its expiration.

     If a Fund is unable to effect a closing transaction for an option it had purchased, it would have to exercise the option to realize any profit. The inability to enter into a closing purchase transaction for a covered call option written by a Fund could cause material losses because the Fund would be unable to sell the investment used as a cover for the written option until the option expires or is exercised.

     A Fund may engage in options transactions on indices in much the same manner as the options on securities discussed above, except that index options may serve as a hedge against overall fluctuations in the securities markets in general.

     The writing and purchasing of options is a highly specialized activity that involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. Imperfect correlation between the options and securities markets may detract from the effectiveness of attempted hedging.

     Transactions using OTC options (other than purchased options) expose a Fund to counterparty risk. To the extent required by SEC guidelines, a Fund will not enter into any such transactions unless it owns either (1) an offsetting (“covered”) position in securities, other options, or futures or (2) cash and liquid obligations with a value sufficient at all times to cover its potential obligations to the extent not covered as provided in (1) above. A Fund will also earmark or set aside cash and/or appropriate liquid assets in a segregated custodial account if required to do so by the SEC and CFTC regulations. Assets used as cover or held in a segregated account cannot be sold while the position in the corresponding option or futures contract is open, unless they are replaced with similar assets. As a result, the commitment of a large portion of the Fund’s assets to earmarking or segregated accounts as a cover could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations.

     An interest rate option is an agreement with a counterparty giving the buyer the right but not the obligation to buy or sell one of an interest rate hedging vehicle (such as a treasury future or interest rate swap) at a future date at a predetermined price. The option buyer would pay a premium at the inception of the agreement. An interest rate option can be used to actively manage a Fund’s interest rate risk with respect to either an individual bond or an overlay of the entire portfolio.

     Spread Transactions. A Fund may purchase covered spread options from securities dealers. Such covered spread options are not presently exchange-listed or exchange-traded. The purchase of a spread option gives a Fund the right to put, or sell, a security that it owns at a fixed dollar spread or fixed yield spread in relationship to another security that the Fund does not own, but which is used as a benchmark. The risk to a Fund in purchasing covered spread options is the cost of the premium paid for the spread option and any transaction costs. In addition, there is no assurance that closing transactions will be available. The purchase of spread options will be used to protect a Fund against adverse changes in prevailing credit quality spreads, i.e., the yield spread between high quality and lower quality securities. Such protection is only provided during the life of the spread option.

     Futures Contracts. A Fund may enter into futures contracts, including interest rate, index, and currency futures and purchase and write (sell) related options. The purchase of futures or call options thereon can serve as a long hedge, and the sale of futures or the purchase of put options thereon can serve as a short hedge. Writing covered call options on futures contracts can serve as a limited short hedge, and writing covered put options on futures contracts can serve as a limited long hedge, using a strategy similar to that used for writing covered options in securities. A Fund’s hedging may include purchases of futures as an offset against the effect of expected increases in securities prices or currency exchange rates and sales of futures as an offset against the effect of expected declines in securities prices or currency exchange rates. A Fund may write put options on futures contracts while at the same time purchasing call options on the same futures contracts in order to synthetically create a long futures contract position. Such options would have the same strike prices and expiration dates. A Fund will engage in this strategy only when a Fund’s subadviser believes it is more advantageous to a Fund than is purchasing the futures contract.

     To the extent required by regulatory authorities, a Fund will only enter into futures contracts that are traded on U.S. or foreign exchanges or boards of trade approved by the CFTC and are standardized as to maturity date and underlying financial instrument. These transactions may be entered into for “bona fide hedging” purposes as defined in CFTC regulations and other permissible purposes including increasing return and hedging against changes in the value of portfolio securities due to anticipated changes in interest rates, currency values and/or market conditions.

     A Fund will not enter into futures contracts and related options for other than “bona fide hedging” purposes for which the aggregate initial margin and premiums required to establish positions exceed 5% of the Fund’s net asset value after taking into account unrealized profits and unrealized losses on any such contracts in which the Fund has entered. There is no overall limit on the percentage of a Fund’s assets that may be at risk with respect to futures activities. Although techniques other than sales and purchases of futures contracts could be used to reduce a Fund’s exposure to market, currency, or interest rate fluctuations, such Fund may be able to hedge its exposure more effectively and perhaps at a lower cost through using futures contracts.

     A futures contract provides for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., debt security) or currency for a specified price at a designated date, time, and place. An index futures contract is an agreement pursuant to which the parties agree to take or make delivery of an amount of cash equal to a specified multiplier times the difference between the value of the index at the close of the last trading day of the contract and the price at which the index futures contract was originally written. Transactions costs are incurred when a futures contract is bought or sold and margin deposits must be maintained. A futures contract may be satisfied by delivery or purchase, as the case may be, of the instrument, the currency, or by payment of the change in the cash value of the index. More commonly, futures contracts are closed out prior to delivery by entering into an offsetting transaction in a matching futures contract. Although the value of an index might be a function of the value of certain specified securities, no physical delivery of those securities is made. If the offsetting purchase price is less than the original sale price, a Fund realizes a gain; if it is more, a Fund realizes a loss. Conversely, if the offsetting sale price is more than the original purchase price, a Fund realizes a gain; if it is less, a Fund realizes a loss. The transaction costs must also be included in these calculations. There can be no assurance, however, that a Fund will be able to enter into an offsetting transaction with respect to a particular futures contract at a particular time. If a Fund is not able to enter into an offsetting transaction, that Fund will continue to be required to maintain the margin deposits on the futures contract.

     No price is paid by a Fund upon entering into a futures contract. Instead, at the inception of a futures contract, the Fund is required to deposit with the futures broker or in a segregated account with its custodian, in the name of the futures broker through whom the transaction was effected, “initial margin” consisting of cash, U.S. government securities or other liquid obligations, in an amount generally equal to 10% or less of the contract value. Margin must also be deposited when writing a call or put option on a futures contract, in accordance with applicable exchange rules. Unlike margin in securities transactions, initial margin on futures contracts does not represent a borrowing, but rather is in the nature of a performance bond or good-faith deposit that is returned to a Fund at the termination of the transaction if all contractual obligations have been satisfied. Under certain circumstances, such as periods of high volatility, a Fund may be required by an exchange to increase the level of its initial margin payment, and initial margin requirements might be increased generally in the future by regulatory action.

     Subsequent “variation margin” payments are made to and from the futures broker daily as the value of the futures position varies, a process known as “marking to market.” Variation margin does not involve borrowing, but rather represents a daily settlement of a Fund’s obligations to or from a futures broker. When a Fund purchases an option on a future, the premium paid plus transaction costs is all that is at risk. In contrast, when a Fund purchases or sells a futures contract or writes a call or put option thereon, it is subject to daily variation margin calls that could be substantial in the event of adverse price movements. If a Fund has insufficient cash to meet daily variation margin requirements, it might need to sell securities at a time when such sales are disadvantageous. Purchasers and sellers of futures positions and options on futures can enter into offsetting closing transactions by selling or purchasing, respectively, an instrument identical to the instrument held or written. Positions in futures and options on futures may be closed only on an exchange or board of trade on which they were entered into (or through a linked exchange). Although the Funds intend to enter into futures transactions only on exchanges or boards of trade where there appears to be an active market, there can be no assurance that such a market will exist for a particular contract at a particular time.

     Under certain circumstances, futures exchanges may establish daily limits on the amount that the price of a future or option on a futures contract can vary from the previous day’s settlement price; once that limit is reached, no trades may be made that day at a price beyond the limit. Daily price limits do not limit potential losses because prices could move to the daily limit for several consecutive days with little or no trading, thereby preventing liquidation of unfavorable positions.

     If a Fund were unable to liquidate a futures contract or option on a futures contract position due to the absence of a liquid secondary market or the imposition of price limits, it could incur substantial losses, because it would continue to be subject to market risk with respect to the position. In addition, except in the case of purchased options, the Fund would continue to be required to make daily variation margin payments and might be required to maintain the position being hedged by the future or option or to maintain cash or securities in a segregated account.

     Certain characteristics of the futures market might increase the risk that movements in the prices of futures contracts or options on futures contracts might not correlate perfectly with movements in the prices of the investments being hedged. For example, all participants in the futures and options on futures contracts markets are subject to daily variation margin calls and might be compelled to liquidate futures or options on futures contracts positions whose prices are moving unfavorably to avoid being subject to further calls. These liquidations could increase price volatility of the instruments and distort the normal price relationship between the futures or options and the investments being hedged. Also, because initial margin deposit requirements in the futures markets are less onerous than margin requirements in the securities markets, there might be increased participation by speculators in the future markets. This participation also might cause temporary price distortions. In addition, activities of large traders in both the futures and securities markets involving arbitrage, “program trading” and other investment strategies might result in temporary price distortions.

     Commodity Futures Contracts. The NVIT Nationwide Fund, the NVIT Multi-Manager Small Cap Value Fund, and the NVIT Multi-Manager Small Company Fund may invest in commodity futures, subject to the 5% limitation described above for all futures contracts. Commodity futures may be based upon commodities within five main commodity groups: (1) energy, which includes crude oil, natural gas, gasoline and heating oil; (2) livestock, which includes cattle and hogs; (3) agriculture, which includes wheat, corn, soybeans, cotton, coffee, sugar and cocoa; (4) industrial metals, which includes aluminum, copper, lead, nickel, tin and zinc; and (5) precious metals, which includes gold, platinum and silver. The Funds may purchase and sell commodity futures contracts, options on futures contracts and options and futures on commodity indices with respect to these five main commodity groups and the individual commodities within each group, as well as other types of commodities.

     Risks Associated with Commodity Futures Contracts. There are several additional risks associated with transactions in commodity futures contracts.

  Storage. Unlike the financial futures markets, in the commodity futures markets there are costs of physical storage associated with purchasing the underlying commodity. The price of the commodity futures contract will reflect the storage costs of purchasing the physical commodity, including the time value of money invested in the physical commodity. To the extent that the storage costs for an underlying commodity change while the Funds are invested in futures contracts on that commodity, the value of the futures contract may change proportionately.
  Reinvestment. In the commodity futures markets, producers of the underlying commodity may decide to hedge the price risk of selling the commodity by selling futures contracts today to lock in the price of the commodity at delivery tomorrow.
  In order to induce speculators to purchase the other side of the same futures contract, the commodity producer generally must sell the futures contract at a lower price than the expected future spot price. Conversely, if most hedgers in the futures market are purchasing futures contracts to hedge against a rise in prices, then speculators will only sell the other side of the futures contract at a higher futures price than the expected future spot price of the commodity. The changing nature of the hedgers and speculators in the commodity markets will influence whether futures prices are above or below the expected future spot price, which can have significant implications for the Funds. If the nature of hedgers and speculators in futures markets has shifted when it is time for the Funds to reinvest the proceeds of a maturing contract in a new futures contract, the Funds might reinvest at higher or lower futures prices, or choose to pursue other investments.
  Other Economic Factors. The commodities which underlie commodity futures contracts may be subject to additional economic and non-economic variables, such as drought, floods, weather, livestock disease, embargoes, tariffs, and international economic, political and regulatory developments. These factors may have a larger impact on commodity prices.

     Structured Products. A Fund may use structured products to hedge its portfolio. Structured products generally are individually negotiated agreements and may be traded over-the-counter. They are organized and operated to restructure the investment characteristics of the underlying security. This restructuring involves the deposit with or purchase by an entity, such as a corporation or trust, of specified instruments (such as commercial bank loans) and the issuance by that entity of one or more classes of securities (“structured securities”) backed by, or representing interests in, the underlying instruments. The cash flow on the underlying instruments may be apportioned among the newly issued structured securities to create securities with different investment characteristics, such as varying maturities, payment priorities and interest rate provisions, and the extent of such payments made with respect to structured securities is dependent on the extent of the cash flow on the underlying instruments.

     With respect to structured products, because structured securities typically involve no credit enhancement, their credit risk generally will be equivalent to that of the underlying instruments. Investments in structured securities are generally of a class that is either subordinated or unsubordinated to the right of payment of another class. Subordinated structured securities typically have higher yields and present greater risks than unsubordinated structured securities. Structured securities are typically sold in private placement transactions, and there is currently no active trading market for these securities. See also, “Description of Portfolio Instruments And Investment Policies – Restricted, Non-Publicly Traded and Illiquid Securities.”

     Swap Agreements. A Fund may enter into interest rate, total return, securities index, commodity, or security and currency exchange rate swap agreements for any lawful purpose consistent with such Fund’s investment objective, such as for the purpose of attempting to obtain or preserve a particular desired return or spread at a lower cost to the Fund than if the Fund had invested directly in an instrument that yielded that desired return or spread. A Fund also may enter into swaps in order to protect against an increase in the price of, or the currency exchange rate applicable to, securities that the Fund anticipates purchasing at a later date. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from one or more days to several years. In a standard “swap” transaction, two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular predetermined investments or instruments. The gross returns to be exchanged or “swapped” between the parties are calculated with respect to a “notional amount,” i.e., the return on or increase in value of a particular dollar amount invested at a particular interest rate, in a particular foreign currency, or in a “basket” of securities representing a particular index. Swap agreements may include interest rate caps, under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates exceed a specified rate, or “cap”; interest rate floors under which, in return for a premium, one party agrees to make payments to the other to the extent that interest rates fall below a specified level, or “floor”; and interest rate collars, under which a party sells a cap and purchases a floor, or vice versa, in an attempt to protect itself against interest rate movements exceeding given minimum or maximum levels. “Total return swaps” are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset.

     The “notional amount” of the swap agreement is the agreed upon basis for calculating the obligations that the parties to a swap agreement have agreed to exchange. Under most swap agreements entered into by a Fund, the obligations of the parties would be exchanged on a “net basis.” Consequently, a Fund’s obligation (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). A Fund’s obligation under a swap agreement will be accrued daily (offset against amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by the maintenance of a segregated account consisting of cash or liquid assets.

     Whether a Fund’s use of swap agreements will be successful in furthering its investment objective will depend, in part, on the ability of a Fund’s subadviser to correctly predict whether certain types of investments are likely to produce greater returns than other investments. Swap agreements may be considered to be illiquid. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The swaps market is largely unregulated.

     A Fund will enter swap agreements only with counterparties that a Fund’s subadviser reasonably believes are capable of performing under the swap agreements. If there is a default by the other party to such a transaction, a Fund will have to rely on its contractual remedies (which may be limited by bankruptcy, insolvency or similar laws) pursuant to the agreements related to the transaction.

     Total Rate of Return Swaps. Total rate of return swaps are contracts in which one party agrees to make payments of the total return from the underlying asset during the specified period, in return for payments equal to a fixed or floating rate of interest or the total return from another underlying asset. A total rate of return swap will allow a Fund to quickly and cost effectively invest cash flows into a diversified basket of assets which has the risk/return prospect of the Fund’s stated benchmark.

     Hybrid Instruments. Hybrid instruments combine elements of derivative contracts with those of another security (typically a fixed-income security). All or a portion of the interest or principal payable on a hybrid security is determined by reference to changes in the price of an underlying asset or by reference to another benchmark (such as interest rates, currency exchange rates or indices). Hybrid instruments also include convertible securities with conversion terms related to an underlying asset or benchmark.

     The risks of investing in hybrid instruments reflect a combination of the risks of investing in securities, options, futures and currencies, and depend upon the terms of the instrument. Thus, an investment in a hybrid instrument may entail significant risks in addition to those associated with traditional fixed-income or convertible securities. Hybrid instruments are also potentially more volatile and carry greater interest rate risks than traditional instruments. Moreover, depending on the structure of the particular hybrid, it may expose the Fund to leverage risks or carry liquidity risks.

     Credit Linked Notes. A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed or floating rate of interest equivalent to a highly rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the “Reference Bond”). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to: (i) the original par amount paid to the Note issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a “Restructuring Event”); or (ii) the value of the Reference Bond if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event.

     Foreign Currency-Related Derivative Strategies - Special Considerations. A Fund may use options and futures and options on futures on foreign currencies and forward currency contracts to hedge against movements in the values of the foreign currencies in which a Fund’s securities are denominated. A Fund may engage in currency exchange transactions to protect against uncertainty in the level of future exchange rates and may also engage in currency transactions to increase income and total return. Such currency hedges can protect against price movements in a security the Fund owns or intends to acquire that are attributable to changes in the value of the currency in which it is denominated. Such hedges do not, however, protect against price movements in the securities that are attributable to other causes.

     A Fund might seek to hedge against changes in the value of a particular currency when no hedging instruments on that currency are available or such hedging instruments are more expensive than certain other hedging instruments. In such cases, a Fund may hedge against price movements in that currency by entering into transactions using hedging instruments on another foreign currency or a basket of currencies, the values of which a Fund’s adviser or a subadviser believes will have a high degree of positive correlation to the value of the currency being hedged. The risk that movements in the price of the hedging instrument will not correlate perfectly with movements in the price of the currency being hedged is magnified when this strategy is used.

     The value of derivative instruments on foreign currencies depends on the value of the underlying currency relative to the U.S. dollar. Because foreign currency transactions occurring in the interbank market might involve substantially larger amounts than those involved in the use of such hedging instruments, a Fund could be disadvantaged by having to deal in the odd lot market (generally consisting of transactions of less than $1 million) for the underlying foreign currencies at prices that are less favorable than for round lots.

     There is no systematic reporting of last sale information for foreign currencies or any regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Quotation information generally is representative of very large transactions in the interbank market and thus might not reflect odd-lot transactions where rates might be less favorable. The interbank market in foreign currencies is a global, round-the-clock market. To the extent the U.S. options or futures markets are closed while the markets for the underlying currencies remain open, significant price and rate movements might take place in the underlying markets that cannot be reflected in the markets for the derivative instruments until they reopen.

     Settlement of derivative transactions involving foreign currencies might be required to take place within the country issuing the underlying currency. Thus, a Fund might be required to accept or make delivery of the underlying foreign currency in accordance with any U.S. or foreign regulations regarding the maintenance of foreign banking arrangements by U.S. residents and might be required to pay any fees, taxes and charges associated with such delivery assessed in the issuing country.

     Permissible foreign currency options will include options traded primarily in the OTC market. Although options on foreign currencies are traded primarily in the OTC market, a Fund will normally purchase OTC options on foreign currency only when a Fund’s subadviser believes a liquid secondary market will exist for a particular option at any specific time.

     Forward Currency Contracts. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

     At or before the maturity of a forward contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and fully or partially offset its contractual obligation to deliver the currency by purchasing a second contract. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward contract prices.

     The precise matching of forward currency contract amounts and the value of the securities involved generally will not be possible because the value of such securities, measured in the foreign currency, will change after the foreign currency contract has been established. Thus, the Fund might need to purchase or sell foreign currencies in the spot (cash) market to the extent such foreign currencies are not covered by forward contracts. The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain.

     Currency Hedging. While the values of forward currency contracts, currency options, currency futures and options on futures may be expected to correlate with exchange rates, they will not reflect other factors that may effect the value of a Fund’s investments. A currency hedge, for example, should protect a Yen-denominated bond against a decline in the Yen, but will not protect a Fund against price decline if the issuer’s creditworthiness deteriorates. Because the value of a Fund’s investments denominated in foreign currency will change in response to many factors other than exchange rates, a currency hedge may not be entirely successful in mitigating changes in the value of a Fund’s investments denominated in that currency over time.

     A decline in the dollar value of a foreign currency in which a Fund’s securities are denominated will reduce the dollar value of the securities, even if their value in the foreign currency remains constant. The use of currency hedges does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In order to protect against such diminutions in the value of securities it holds, a Fund may purchase put options on the foreign currency. If the value of the currency does decline, the Fund will have the right to sell the currency for a fixed amount in dollars and will thereby offset, in whole or in part, the adverse effect on its securities that otherwise would have resulted. Conversely, if a rise in the dollar value of a currency in which securities to be acquired are denominated is projected, thereby potentially increasing the cost of the securities, a Fund may purchase call options on the particular currency. The purchase of these options could offset, at least partially, the effects of the adverse movements in exchange rates. Although currency hedges limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they also limit any potential gain that might result should the value of the currency increase.

     A Fund may enter into foreign currency exchange transactions to hedge its currency exposure in specific transactions or portfolio positions or, in some instances, to adjust its currency exposure relative to its benchmark. Transaction hedging is the purchase or sale of forward currency with respect to specific receivables or payables of a Fund generally accruing in connection with the purchase or sale of its portfolio securities. Position hedging is the sale of forward currency with respect to portfolio security positions. A Fund may not position hedge to an extent greater than the aggregate market value (at the time of making such sale) of the hedged securities.

Securities of Investment Companies

     As permitted by the 1940 Act, a Fund may generally invest up to 10% of its total assets, calculated at the time of investment, in the securities of other open-end or closed-end investment companies. No more than 5% of a Fund’s total assets may be invested in the securities of any one investment company nor may it acquire more than 3% of the voting securities of any other investment company. Notwithstanding these restrictions, a Fund may invest any amount, pursuant to Rule 12d1-1 under the 1940 Act, in affiliated or unaffiliated investment companies that hold themselves out as “money market funds” and which operate in accordance with Rule 2a-7 under the 1940 Act. A Fund will indirectly bear its proportionate share of any management fees paid by an investment company in which it invests in addition to the advisory fee paid by a Fund. Some of the countries in which a Fund may invest may not permit direct investment by outside investors. Investments in such countries may only be permitted through foreign government-approved or government-authorized investment vehicles, which may include other investment companies.

     SPDRs and Other Exchange Traded Funds. A Fund may invest in Standard & Poor’s Depository Receipts (“SPDRs”) and in shares of other exchange traded funds (collectively, “ETFs”). SPDRs are interests in unit investment trusts. Such investment trusts invest in a securities portfolio that includes substantially all of the common stocks (in substantially the same weights) as the common stocks included in a particular Standard & Poor’s Index such as the S&P 500. SPDRs are traded on the American Stock Exchange, but may not be redeemed. The results of SPDRs will not match the performance of the designated S&P Index due to reductions in the SPDRs’ performance attributable to transaction and other expenses, including fees paid by the SPDR to service providers. SPDRs distribute dividends on a quarterly basis.

     ETF’s, including SPDRs, typically are not actively managed. Rather, an ETF’s usual objective is to track the performance of a specified index. Therefore, securities may be purchased, retained and sold by ETFs at times when an actively managed trust would not do so. As a result, a Fund can expect greater risk of loss (and a correspondingly greater prospect of gain) from changes in the value of the securities that are heavily weighted in the index than would be the case if the ETF was not fully invested in such securities. Because of this, an ETF’s price can be volatile, and a Fund may sustain sudden, and sometimes substantial, fluctuations in the value of its investment in such ETF.

Mortgage Dollar Rolls and Reverse Repurchase Agreements

     A Fund may engage in reverse repurchase agreements to facilitate portfolio liquidity, a practice common in the mutual fund industry, or for arbitrage transactions discussed below. In a reverse repurchase agreement, a Fund would sell a security and enter into an agreement to repurchase the security at a specified future date and price. A Fund generally retains the right to interest and principal payments on the security. Since a Fund receives cash upon entering into a reverse repurchase agreement, it may be considered a borrowing under the 1940 Act (see “Borrowing”). When required by guidelines of the SEC, a Fund will segregate or earmark permissible liquid assets to secure its obligations to repurchase the security. At the time a Fund enters into a reverse repurchase agreement, it will establish and maintain segregated or earmarked liquid assets with an approved custodian having a value not less than the repurchase price (including accrued interest). The segregated or earmarked liquid assets will be marked-to-market daily and additional assets will be segregated or earmarked on any day in which the assets fall below the repurchase price (plus accrued interest). A Fund's liquidity and ability to manage its assets might be effected when it sets aside cash or portfolio securities to cover such commitments. Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund's obligation to repurchase the securities, and the Fund's use of the proceeds of the reverse repurchase agreement effectively may be restricted pending such determination.

     Mortgage dollar rolls are arrangements in which a Fund would sell mortgage-backed securities for delivery in the current month and simultaneously contract to purchase substantially similar securities on a specified future date. While a Fund would forego principal and interest paid on the mortgage-backed securities during the roll period, the Fund would receive compensation through the difference between the current sales price and the lower price for the future purchase as well as by any interest earned on the proceeds of the initial sale. A Fund also could receive compensation through the receipt of fee income equivalent to a lower forward price. At the time the Fund would enter into a mortgage dollar roll, it would earmark or set aside permissible liquid assets in a segregated account to secure its obligation for the forward commitment to buy mortgage-backed securities. Depending on whether the segregated or earmarked assets are cash equivalent or some other type of security, entering into mortgage dollar rolls may subject the Fund to additional interest rate sensitivity. If the segregated or earmarked assets are cash equivalents that mature prior to the mortgage dollar roll settlement, there is little likelihood that the sensitivity will increase; however, if the segregated or earmarked assets are subject to interest rate risk because they settle later, then the Fund's interest rate sensitivity could increase. Mortgage dollar roll transactions may be considered a borrowing by the Funds. (See “Borrowing”).

     Mortgage dollar rolls and reverse repurchase agreements may be used as arbitrage transactions in which a Fund will maintain an offsetting position in investment grade debt obligations or repurchase agreements that mature on or before the settlement date on the related mortgage dollar roll or reverse repurchase agreements. Since a Fund will receive interest on the securities or repurchase agreements in which it invests the transaction proceeds, such transactions may involve leverage. However, since such securities or repurchase agreements will be high quality and will mature on or before the settlement date of the mortgage dollar roll or reverse repurchase agreement, the Fund's subadviser believes that such arbitrage transactions do not present the risks to the Fund that are associated with other types of leverage.

The Index Funds

     The NVIT Bond Index Fund, NVIT International Index Fund, NVIT Mid Cap Index Fund, NVIT S&P 500 Index Fund, and NVIT Small Cap Index Fund, will be referred to herein, collectively, as the “Index Funds.”

     NVIT Bond Index Fund. The investment objective of the NVIT Bond Index Fund is to match the performance of the Barclays Capital U.S. Aggregate Bond Index (the “Aggregate Index”) as closely as possible before the deduction of Fund expenses. The Aggregate Index is composed primarily of U.S. dollar denominated investment grade bonds of different types, including U.S. government securities; U.S. government agency securities; corporate bonds issued by U.S. and foreign companies; mortgage-backed securities; securities of foreign governments and their agencies; and securities of supranational entities, such as the World Bank. There can be no assurance that the investment objective of the Fund will be achieved.

     NVIT International Index Fund. The investment objective of the NVIT International Index Fund is to match the performance of the MSCI EAFE® Capitalization Weighted Index (the "EAFE Index") as closely as possible before the deduction of Fund expenses. The MSCI EAFE Index is a market-weighted index composed of common stocks of companies from various industrial sectors whose primary trading markets are located outside the United States. There can be no assurance that the investment objective of the Fund will be achieved.

     NVIT Mid Cap Index Fund. The investment objective of the NVIT Mid Cap Index Fund is to match the performance of the Standard & Poor’s MidCap 400® Index (the “S&P 400”) as closely as possible before the deduction of Fund expenses. There can be no assurance that the investment objective of the Fund will be achieved.

     NVIT S&P 500 Index Fund. The investment objective of the NVIT S&P 500 Index Fund is to seek to provide investment results that correspond to the price and yield performance of publicly traded common stocks as represented by the Standard & Poor’s 500® Composite Stock Price Index (the “S&P 500 Index”). There can be no assurance that the investment objective of the Fund will be achieved.

     NVIT Small Cap Index Fund. The investment objective of the NVIT Small Cap Index Fund is to match the performance of the Russell 2000®Index (the "Russell 2000") as closely as possible before the deduction of Fund expenses. The Russell 2000 is a market-weighted index composed of approximately 2000 common stocks of smaller U.S. companies in a wide range of businesses chosen by The Frank Russell Company based on a number of factors, including industry representation, market value, economic sector and operating/financial condition. There can be no assurance that the investment objective of the Fund will be achieved.

     About Indexing. The Index Funds are not managed according to traditional methods of “active” investment management, which involve the buying and selling of securities based upon economic, financial, and market analyses and investment judgment. Instead, each Index Fund, utilizing essentially a “passive” or “indexing” investment approach, seeks to replicate, before each Fund’s expenses (which can be expected to reduce the total return of the Fund), the total return of its respective index.

     Indexing and Managing the Funds. Each Index Fund will be substantially invested in securities in the applicable index, and will invest at least 80% of the value of its net assets in securities or other financial instruments which are contained in or correlated with securities in the applicable index.

     Because each Index Fund seeks to replicate the total return of its respective index, BlackRock, subadviser to each Index Fund, generally will not attempt to judge the merits of any particular security as an investment but will seek only to replicate the total return of the securities in the relevant index. However, BlackRock may omit or remove a security which is included in an index from the portfolio of an Index Fund if, following objective criteria, BlackRock judges the security to be insufficiently liquid, believes the merit of the investment has been substantially impaired by extraordinary events or financial conditions, or determines that the security is no longer useful in attempting to replicate the total return of the index.

     BlackRock may acquire certain financial instruments based upon individual securities or based upon or consisting of one or more baskets of securities (which basket may be based upon a target index). Certain of these instruments may represent an indirect ownership interest in such securities or baskets. Others may provide for the payment to an Index Fund or by an Index Fund of amounts based upon the performance (positive, negative or both) of a particular security or basket. BlackRock will select such instruments when it believes that the use of the instrument will correlate substantially with the expected total return of a target security or index. In connection with the use of such instruments, BlackRock may enter into short sales in an effort to adjust the weightings of particular securities represented in the basket to more accurately reflect such securities, weightings in the target index.

     The ability of each Index Fund to satisfy its investment objective depends to some extent on BlackRock’s ability to manage cash flow (primarily from purchases and redemptions and distributions from the Fund’s investments). BlackRock will make investment changes to an Index Fund’s portfolio to accommodate cash flow while continuing to seek to replicate the total return of the Funds’ target index. Investors should also be aware that the investment performance of each index is a hypothetical number which does not take into account brokerage commissions and other transaction costs, custody and other costs of investing, and any incremental operating costs (e.g., transfer agency, accounting) that will be borne by the Index Funds. Finally, since each Index Fund seeks to replicate the total return of its target index, BlackRock generally will not attempt to judge the merits of any particular security as an investment.

     Each Index Fund’s ability to replicate the total return of its respective index may be affected by, among other things, transaction costs, administration and other expenses incurred by the Index Fund, taxes, and changes in either the composition of the index or the assets of an Index Fund. In addition, each Index Fund’s total return will be affected by incremental operating costs (e.g., investment advisory, transfer agency, accounting) that will be borne by the Fund. Under normal circumstances, it is anticipated that for the NVIT S&P 500 Index Fund and the NVIT Mid Cap Index Fund, total return over periods of one year and longer will, on a gross basis and before taking into account Fund expenses be within 10 basis points for the NVIT S&P 500 Index Fund (a basis point is one one-hundredth of one percent (0.01%)) and 150 basis points for the NVIT Mid Cap Index Fund, of the total return of the applicable indices. There can be no assurance, however, that these levels of correlation will be achieved. In the event that this correlation is not achieved over time, the Board of Trustees may consider alternative strategies for the Funds.

Additional Information Concerning the Indices

     Barclays Capital U.S. Aggregate Bond Index. The NVIT Bond Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Barclays Capital. Barclays Capital has no responsibility for and does not participate in the NVIT Bond Index Fund’s management.

     Russell 2000 Index. The NVIT Small Cap Index Fund is not promoted, sponsored or endorsed by, nor in any way affiliated with Russell Investments. Russell Investments is not responsible for and has not reviewed the NVIT Small Cap Index Fund nor any associated literature or publications and Russell Investments makes no representation or warranty, express or implied, as to their accuracy, or completeness, or otherwise.

     Russell Investments reserves the right, at any time and without notice, to alter, amend, terminate or in any way change the Russell 2000 Index. Russell Investments has no obligation to take the needs of any particular fund or its participants or any other product or person into consideration in determining, composing or calculating the Index.

     Russell Investments’ publication of the Russell 2000 Index in no way suggests or implies an opinion by Russell Investments as to the attractiveness or appropriateness of investment in any or all securities upon which the Russell 2000 is based. Russell Investments makes no representation, warranty, or guarantee as to the accuracy, completeness, reliability, or otherwise of the Russell 2000 or any data included in the Russell 2000. Russell Investments makes no representation or warranty regarding the use, or the results of use, of the Russell 2000 or any data included therein, or any security (or combination thereof) comprising the Russell 2000. Russell Investments makes no other express or implied warranty, and expressly disclaims any warranty, or any kind, including, without means of limitation, any warranty of merchantability or fitness for a particular purpose with respect to the Russell 2000 or any data or any security (or combination thereof) included therein.

     EAFE Index. The EAFE Index is the exclusive property of MSCI Barra. The EAFE Index is a service mark of MSCI Barra.

     The NVIT International Index Fund is not sponsored, endorsed, sold or promoted by MSCI Barra. MSCI Barra makes no representation or warranty, express or implied, to the owners of shares of the NVIT International Index Fund or any member of the public regarding the advisability of investing in securities generally or in the NVIT International Index Fund particularly or the ability of the EAFE Index to track general stock market performance. MSCI Barra is the licensor of certain trademarks, service marks and trade names of MSCI Barra and of the EAFE Index. MSCI Barra has no obligation to take the needs of the NVIT International Index Fund or the owners of shares of the NVIT International Index Fund into consideration in determining, composing or calculating the EAFE Index. MSCI Barra is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of shares of the NVIT International Index Fund to be issued or in the determination or calculation of the equation by which the shares of the NVIT International Index Fund and are redeemable for cash. MSCI Barra has no obligation or liability to owners of shares of the NVIT International Index Fund in connection with the administration, marketing or trading of the NVIT International Index Fund.

     Although MSCI Barra shall obtain information for inclusion in or for use in the calculation of the EAFE Index from sources which it considers reliable, MSCI Barra does not guarantee the accuracy and/or the completeness of the EAFE Index or any data included therein. MSCI Barra makes no warranty, express or implied, as to results to be obtained by licensee, licensee’s customers and counterparties, owners of shares of the NVIT International Index Fund, or any other person or entity from the use of the EAFE Index or any data included therein in connection with the rights licensed hereunder or for any other use. MSCI Barra makes no express or implied warranties, and hereby expressly disclaims all warranties of merchantability or fitness for a particular purpose with respect to the EAFE Index or any data included therein. Without limiting any of the foregoing, in no event shall MSCI Barra have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

     S&P 500 Index and S&P 400® Index. Pursuant to an agreement with McGraw-Hill Companies, Inc., on behalf of the NVIT S&P 500 Index Fund and NVIT Mid Cap Index Fund, the Funds are authorized to use the trademarks of the McGraw-Hill Companies, Inc.

     Standard & Poor’s 500®, S&P 500®, S&P®, 500®, Standard & Poor’s MidCap 400®, S&P MidCap 400®, and S&P 400® are trademarks of The McGraw-Hill Companies, Inc. The NVIT S&P 500 Index

Fund and the NVIT Mid Cap Index Fund are not sponsored, endorsed, sold or promoted by Standard & Poor’s, a division of The McGraw-Hill Companies, Inc. (“S&P”). S&P makes no representation or warranty, expressed or implied, to the shareholders of the Funds or any member of the public regarding the advisability of investing in securities generally or in the Funds particularly or the ability of the S&P 500 Index or the S&P 400® Index to track general stock market performance. S&P’s only relationship to the Funds, the adviser or sub-advisers is the licensing of certain trademarks and trade names of S&P and of the S&P 500® and S&P 400® indices which are determined, composed and calculated by S&P without regard to the Funds. S&P has no obligation to take the needs of the Funds or their shareholders into consideration in determining, composing or calculating the S&P 500® and S&P 400® Indices. S&P is not responsible for or has not participated in the determination of the prices and amount of the Funds’ shares or the timing of the issuance or sale of Fund shares or in the determination or calculation of the equation by which Fund shares are redeemed. S&P has no obligation or liability in connection with the administration, marketing or trading of the Funds. S&P does not guarantee the accuracy makes no warranty, expressed or implied as to the results to be obtained by the Funds, shareholders of the Funds, or any other person or entity from the use of the S&P 500® or S&P 400® Indices or any data included therein. Without limiting any of the foregoing, in no event shall S&P 500® and S&P 400® Indices have any liability for any special, punitive, indirect, or consequential damages, including lost profits even if notified of the possibility of such damages.

Temporary Investments

     Generally, each of the Funds will be fully invested in accordance with its investment objective and strategies. However, pending investment of cash balances or for anticipated redemptions, or if a Fund’s subadviser believes that business, economic, political or financial conditions warrant, a Fund (except the NVIT Index Funds) may invest without limit in cash or money market cash equivalents, including: (1) short-term U.S. government securities; (2) certificates of deposit, bankers’ acceptances and interest-bearing savings deposits of commercial banks; (3) prime quality commercial paper; (4) repurchase agreements covering any of the securities in which the Fund may invest directly; and (5) subject to the limits of the 1940 Act, shares of other investment companies that invest in securities in which the Fund may invest. Should this occur, a Fund will not be pursuing its investment objective and may miss potential market upswings. Each Index Fund uses an indexing strategy and does not attempt to manage market volatility, use defensive strategies or reduce the effects of any long-term periods of poor stock performance, although each may use temporary investments pending investment of cash balances or to manage anticipated redemption activity.

PORTFOLIO TURNOVER

     The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the year by the monthly average value of the portfolio securities, excluding securities whose maturities at the time of purchase were one year or less. High portfolio turnover rates will generally result in higher brokerage expenses, and may increase the volatility of a Fund. The table below explains any significant variation in the Funds’ portfolio turnover rate for the fiscal years ended December 31, 2008 and 2007 or any anticipated variation in the portfolio turnover rate from that reported for the last fiscal year:

FUND	2008	2007
Gartmore NVIT Global Utilties Fund	31.14%[1]	84.66%
NVIT Bond Index Fund	66.57%[1]	166.82%
NVIT Enhanced Income Fund	75.76%[2]	55.71%
NVIT Government Bond Fund	55.58%[1]	87.90%
NVIT International Index Fund	5.50%[1]	36.09%
NVIT Multi-Manager International Value Fund	114.10%[1]	157.60%
NVIT Multi-Manager Small Cap Growth Fund	103.33%[2]	63.09%
NVIT Small Cap Index Fund	29.74%[2]	21.78%
Van Kampen NVIT Comstock Value Fund	44.30%[2]	29.70%

1 The portfolio manager for the Fund is not limited by portfolio turnover in his management style, and the Fund’s portfolio turnover will fluctuate based on particular market conditions and stock valuations. In the fiscal year 2008, the portfolio manager made fewer changes than in fiscal year 2007.

2 The portfolio manager for the Fund is not limited by portfolio turnover in his management style, and the Fund's portfolio turnover will fluctuate based on particular market conditions and stock valuations. In the fiscal year 2008, the portfolio manager made more changes than in fiscal year 2007.

INVESTMENT RESTRICTIONS

     The following are fundamental investment restrictions for each of the Funds which cannot be changed without the vote of the majority of the outstanding shares of the Fund for which a change is proposed. The vote of the majority of the outstanding securities means the vote of (i) 67% or more of the voting securities present at such meeting, if the holders of more than 50% of the outstanding voting securities are present or represented by proxy or (ii) a majority of the outstanding securities, whichever is less.

Each of the Funds:

  May not lend any security or make any other loan except that each Fund may, in accordance with its investment objective and policies, (i) lend portfolio securities, (ii) purchase and hold debt securities or other debt instruments, including but not limited to loan participations and subparticipations, assignments, and structured securities, (iii) make loans secured by mortgages on real property, (iv) enter into repurchase agreements, and (v) make time deposits with financial institutions and invest in instruments issued by financial institutions, and enter into any other lending arrangement as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.
  May not purchase or sell real estate, except that each Fund may (i) acquire real estate through ownership of securities or instruments and sell any real estate acquired thereby, (ii) purchase or sell instruments secured by real estate (including interests therein), and (iii) purchase or sell securities issued by entities or investment vehicles that own or deal in real estate (including interests therein).
  May not borrow money or issue senior securities, except that each Fund may enter into reverse repurchase agreements and may otherwise borrow money and issue senior securities as and to the extent permitted by the 1940 Act or any rule, order or interpretation thereunder.
  May not purchase or sell commodities or commodities contracts, except to the extent disclosed in the current Prospectus or SAI of such Fund.
  May not act as an underwriter of another issuer’s securities, except to the extent that each Fund may be deemed an underwriter within the meaning of the Securities Act in connection with the purchase and sale of portfolio securities.

In addition, each Fund, except NVIT Health Sciences Fund, Gartmore NVIT Global Utilities Fund, NVIT Global Financial Services Fund, NVIT U.S. Growth Leaders Fund, Gartmore NVIT Worldwide Leaders Fund, NVIT Nationwide Leaders Fund, NVIT Technology and Communications Fund, NVIT S&P 500 Index Fund, NVIT Bond Index Fund, NVIT International Index Fund, NVIT Small Cap Index Fund, NVIT Enhanced Income Fund and Van Kampen NVIT Real Estate Fund:

• May not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund’s total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund’s total assets may be invested without regard to such limitations. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities. Each of the NVIT Money Market

Fund and NVIT Money Market Fund II will be deemed to be in compliance with this restriction so long as it is in compliance with Rule 2a-7 under the 1940 Act, as such Rule may be amended from time to time.

Each Fund, except for NVIT Health Sciences Fund, Gartmore NVIT Global Utilities Fund, NVIT Technology and Communications Fund, NVIT Global Financial Services Fund, NVIT U.S. Growth Leaders Fund and Van Kampen NVIT Real Estate Fund:

  May not purchase the securities of any issuer if, as a result, more than 25% (taken at current value) of the Fund’s total assets would be invested in the securities of issuers, the principal activities of which are in the same industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities.

Each of the NVIT Growth Fund, NVIT Nationwide Fund, NVIT Government Bond Fund, NVIT Money Market Fund and NVIT Money Market Fund II:

  May not purchase securities on margin, but the Fund may obtain such credits as may be necessary for the clearance of purchases and sales of securities and except as may be necessary to make margin payments in connection with derivative securities transactions.

The NVIT S&P 500 Index Fund, NVIT Bond Index Fund, NVIT International Index Fund, and NVIT Small Cap Index Fund:

  May not purchase the securities of any issuer if, as a result, 25% or more (taken at current value) of the Fund’s total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, the Fund may invest more than 25% of its total assets in securities of issuers in that industry.

The NVIT Enhanced Income Fund:

• May not purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if, immediately after such purchase, more than 5% of the Fund's total assets would be invested in such issuer or the Fund would hold more than 10% of the outstanding voting securities of the issuer, except that 25% or less of the Fund's total assets may be invested without regard to such limitations. Practically speaking, this means that with respect to 75% of its assets, the Fund may not invest more than 5% of its assets in the securities of any one issuer, and may not hold more than 10% of the outstanding voting securities of such issuer. There is no limit to the percentage of assets that may be invested in U.S. Treasury bills, notes, or other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities.

• May not purchase the securities of any issuer if, as a result, 25% or more than (taken at current value) of the Fund's total assets would be invested in the securities of issuers, the principal activities of which are in the same industry; provided, that in replicating the weightings of a particular industry in its target index, the Fund may invest more than 25% of its total assets in securities of issuers in that industry. This limitation does not apply to securities issued by the U.S. government or its agencies or instrumentalities and obligations issued by state, country or municipal governments. The following industries are considered separate industries for purposes of this investment restriction: electric, natural gas distribution, natural gas pipeline, combined electric and natural gas, and telephone utilities, captive borrowing conduit, equipment finance, premium finance, leasing finance, consumer finance and other finance.

Concentration Policies

     Each of the following Funds invests 25% or more of its assets in the securities of companies in the same or related industries as described below:

THE NVIT U.S. GROWTH LEADERS FUND*:

  Will invest 25% or more of its assets in a group of companies in software and related technology industries.

THE NVIT GLOBAL FINANCIAL SERVICES FUND*:

  Will invest 25% or more of its assets in at least one of the following industry groups: banks and savings and loan institutions and their holding companies, consumer and industrial finance companies, investment banks, insurance brokers, securities brokers and investment advisers, real estate-related companies, leasing companies, and insurance companies, such as property and casualty and life insurance holding companies.

THE GARTMORE NVIT GLOBAL UTILITIES FUND*:

  Will invest 25% or more of its assets in at least one of the following industry groups: energy sources; maintenance services; companies that provide infrastructure for utilities; cable television; radio; telecommunications services; transportation services; and water and sanitary services.

THE NVIT HEALTH SCIENCES FUND*:

  Will invest 25% or more of its assets in at least one of the following industry groups: health care; pharmaceuticals; biotechnology; medical supplies; medical services and medical devices.

THE NVIT TECHNOLOGY AND COMMUNICATIONS FUND*:

  Shall invest more than 25% of its total assets in the securities of issuers in technology and/or communications industries. These industries include: hardware and equipment; information technology; software; consulting and services; consumer electronics; defense technology; broadcasting; and communication equipment.

THE VAN KAMPEN NVIT REAL ESTATE FUND*:

• Shall invest more than 25% of its total assets in the securities of issuers in real estate industries.

__________

* For purposes of calculation of this restriction, the Fund considers whether it has invested 25% or more of its total assets in the companies of the required industries.

     The following are the non-fundamental operating policies of each of the Funds, except NVIT Nationwide Fund, NVIT Growth Fund, NVIT Government Bond Fund, NVIT Money Market Fund and NVIT Money Market Fund II, which may be changed by the Board of Trustees of the Trust without shareholder approval:

Each Fund may not:

  Sell securities short (except for the NVIT Mid Cap Index Fund, NVIT U.S. Growth Leaders Fund and the NVIT Nationwide Leaders Fund), unless the Fund owns or has the right to obtain securities equivalent in kind and amount to the securities sold short or unless it covers such short sales as required by the current rules and positions of the SEC or its staff, and provided that short positions in forward currency contracts, options, futures contracts, options on futures contracts, or other derivative instruments are not deemed to constitute selling securities short. The NVIT Mid Cap Index Fund, NVIT U.S. Growth Leaders Fund and the NVIT Nationwide Leaders Fund may only sell securities short in accordance with the description contained in their respective Prospectuses or in this SAI.
  Purchase securities on margin, except that the Fund may obtain such short-term credits as are necessary for the clearance of transactions; and provided that margin deposits in connection with options, futures contracts, options on futures contracts, and transactions in currencies or other derivative instruments shall not constitute purchasing securities on margin.
  Purchase or otherwise acquire any security if, as a result, more than 15% of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement.
  However, should a change in net asset value or other external events cause a Fund’s investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund’s investment in illiquid securities, a Fund will act to cause the aggregate amount of such securities to come within such limit as soon as is reasonably practicable. In such an event, however, such a Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.
  Pledge, mortgage or hypothecate any assets owned by the Fund except as may be necessary in connection with permissible borrowings or investments and then such pledging, mortgaging, or hypothecating may not exceed 33 1/3% of the Fund’s total assets at the time of the borrowing or investment.

Each of the Funds, except the NVIT Bond Index Fund, NVIT International Index Fund, and NVIT Small Cap Index fund, may not:

  Purchase securities of other investment companies except in connection with a merger, consolidation, acquisition, reorganization or offer of exchange, or as otherwise permitted under the 1940 Act.

     The following are the non-fundamental operating policies of the NVIT Growth Fund, NVIT Nationwide Fund, NVIT Government Bond Fund, NVIT Money Market Fund and NVIT Money Market Fund II which may be changed by the Board of Trustees of the Trust without shareholder approval:

Each Fund may not:

  Make short sales of securities.
  Purchase or otherwise acquire any other securities if, as a result, more than 15% (10% with respect to the NVIT Money Market Fund and NVIT Money Market Fund II) of its net assets would be invested in securities that are illiquid. If any percentage restriction or requirement described above is satisfied at the time of investment, a later increase or decrease in such percentage resulting from a change in net asset value will not constitute a violation of such restriction or requirement.
  However, should a change in net asset value or other external events cause a Fund’s investments in illiquid securities including repurchase agreements with maturities in excess of seven days, to exceed the limit set forth above for such Fund’s investment in illiquid securities, a Fund will act to cause the aggregate amount of such securities to come within such limit as soon as is reasonably practicable. In such event, however, such Fund would not be required to liquidate any portfolio securities where a Fund would suffer a loss on the sale of such securities.
  Purchase securities of other investment companies, except (a) in connection with a merger, consolidation, acquisition or reorganization and (b) to the extent permitted by the 1940 Act, or any rules or regulations thereunder, or pursuant to any exemption therefrom.

THE NEUBERGER BERMAN NVIT SOCIALLY RESPONSIBLE FUND:

  May not purchase securities of issuers that derive more than 5% of their total revenue from the production of alcohol, tobacco, weapons or nuclear power and may not purchase securities of issuers deriving more than 5% of total revenue from gambling.

     The investment objectives of each of the Funds are not fundamental and may be changed by the Board of Trustees without shareholder approval.

Social Investment Guidelines for the Neuberger Berman NVIT Socially Responsible Fund (this section applies to the Neuberger Berman NVIT Socially Responsible Fund only)

     All social screens require interpretation in their application and is at the discretion of the portfolio management team. The following discussion provides further detail about the interpretation of the Fund’s Social Investment Guidelines.

Tobacco

     Manufacturers. The Fund does not buy or hold that companies derive 5% or more of revenues from the manufacture of tobacco products. This screen primarily excludes producers of cigarettes, cigars, pipe tobacco, and smokeless tobacco products (snuff and chewing tobacco).

     Processors and Suppliers. The Fund does not buy or hold companies that are in the business of processing tobacco and supplying tobacco to these manufacturers.

     Retail Sales. The Fund does not buy or hold companies that derive a majority of revenues from the retail sale of tobacco products.

     Tobacco-Related Products. The Fund does not buy or hold companies that derive a majority of revenues from the sale of goods used in the actual manufacture tobacco products, such as cigarette papers and filters.

     The Fund may buy or hold companies that sell certain key products to the tobacco industry. These items include: cigarette packets, boxes, or cartons; the paperboard used in the manufacture of cigarette boxes or cartons; the cellophane wrap used to enclose cigarette packets or boxes; magazine or newspaper space sold for cigarette advertisements; and billboard space rented for cigarette advertisements. In general, the portfolio managers of the Fund do not exclude such companies from investment, although it may reconsider companies that derive substantial revenues from these activities on a case-by-case basis.

Alcohol

     Manufacturers and Producers. The Fund does not buy or hold companies that derive 5% or more of revenues from the manufacture of alcoholic beverages. This screen primarily excludes distillers of hard liquors, brewers, and vintners.

     Retail Sales. The Fund does not buy or hold companies that derive a majority of revenues from the retail sale of alcoholic beverages. This screen relates primarily to restaurant chains and convenience stores.

The Fund may buy or hold:

  agricultural products companies that sell products to the alcohol industry for use in the production of alcoholic beverages (primarily grain alcohol producers); or
  companies that sell unprocessed agricultural goods, such as barley or grapes, to producers of alcoholic beverages.

Gambling

     Owners and Operators. The Fund does not buy or hold companies that derive 5% or more of revenues from the provision of gaming services. This screen primarily excludes owners and operators of casinos, riverboat gambling facilities, horse tracks, dog tracks, bingo parlors, or other betting establishments.

     Manufacturers of Gaming Equipment. The Fund does not buy or hold companies that derive 5% or more of revenues from the manufacture of gaming equipment or the provision of goods and services to lottery operations.

The Fund may buy or hold companies that:

  provide specialized financial services to casinos; or
  sell goods or services that are clearly nongaming-related to casinos or other gaming operations.

Nuclear Power

     Owners and Operators. The Fund does not buy or hold companies that are owners or operators of nuclear power plants. This screen primarily excludes major electric utility companies.

The Fund may buy or hold:

  engineering or construction companies that are involved in the construction of a nuclear power plant or provide maintenance services to such plants in operation; or
  electric utility companies that are purchasers and distributors of electricity that may have come from nuclear power plants (but are not themselves owners of such plants).

Military Contracting

     Major Prime Contractors. The Fund does not buy or hold companies that derive 5% or more of revenues from weapons-related contracts. Although this screen permits the Fund to invest in companies that derive less than 5% of revenues from weapons contracts, the Fund generally avoids large military contractors that have weapons-related contracts that total less than 5% of revenues but are, nevertheless, large in dollar value and exclusively designed for weapons-related activities. While it is often difficult to obtain precise weapons contracting figures, the portfolio managers of the Fund will make a good faith effort to do so.

     Non-Weapons-Related Sales to the Department of Defense. The Fund does not buy or hold companies that derive their total revenue primarily from non-consumer sales to the Department of Defense (“DoD”). In some cases, it is difficult to clearly distinguish between contracts that are weapons-related and those that are not. For example, is jet fuel for fighter aircraft a weapons-related product? The portfolio managers of the Fund have decided to treat jet fuel as a civilian product and may buy or hold a company that produces it. The portfolio managers of the Fund will use their best judgment in making such determinations.

The Fund may buy or hold companies that:

  have some minor military business;
  have some contracts with the DoD for goods and services that are clearly not weapons-related; or
  manufacture computers, electric wiring, and semiconductors or that provide telecommunications systems (in the absence of information that these products and services are weapons-related).

Firearms

     Manufacturers. The Fund does not buy or hold companies that produce firearms such as pistols, revolvers, rifles, shotguns, or sub-machine guns. The Fund will also not buy or hold companies that produce small arms ammunition.

     Retailers. The Fund does not buy or hold companies that derive a majority of revenues from the wholesale or retail distribution of firearms or small arms ammunition.

Environment

Best of Class Approach

     The Fund seeks to invest in companies that have demonstrated a commitment to environmental stewardship. Among other things, it will look for companies:

  that have integrated environmental management systems;
  that have measurably reduced their Toxic Release Inventory (TRI) emissions to air, land, or water (on-and off-site releases);
  whose TRI emissions are substantially lower than their peers;
  that participate in voluntary environmental initiatives led by governmental agencies such as the Environmental Protection Agency (EPA), non-industry organizations, or community groups;
  that are committed to the public disclosure of corporate environmental information, such as signatories to CERES (Coalition for Environmentally Responsible Economies) or participants in the GRI (Global Reporting Initiative); or
  have innovative processes or products that offer an environmental benefit.

Environmental Risk

     The Fund seeks to avoid companies whose products it has determined pose unacceptable levels of environmental risk. To that end, the Fund does not buy or hold companies that:

  are major manufacturers of hydrochloroflurocarbons (HCFCs), bromines, or other ozone-depleting chemicals;
  are major manufacturers of pesticides or chemical fertilizers;
  operate in the gold mining industry; or
  design, market, own, or operate nuclear power plants (see Nuclear Power section).

     The portfolio managers of the Fund seriously consider a company’s environmental liabilities, both accrued and unaccrued, as a measure of environmental risk. It views public disclosure of these liabilities as a positive step.

Regulatory Problems

     The Fund seeks to avoid companies with involvement in major environmental controversies. It will look at a combination of factors in this area and will decide if, on balance, a company qualifies for investment. Negative factors may include:

  environmental fines or penalties issued by a state or federal agency or court over the most recent three calendar years; and/or highly publicized community environmental lawsuits or controversies.
  Positive factors may include:
  good environmental management systems;
  progress in implementing environmental programs; and
  public disclosure of environmental policies, goals, and progress toward those goals.

     If a company already held in the Fund becomes involved in an environmental controversy, the portfolio managers of the Fund will communicate with the company to press for positive action. The Fund will not necessarily divest the company’s shares if the portfolio managers perceive a path to remediation and policies and procedures are implemented to mitigate risk of recurrence.

Diversity

     The Fund strives to invest in companies that are leaders in promoting diversity in the workplace. Among other things, it will look for companies that:

  promote women and people of color into senior line positions;
  appoint women and people of color to their boards of directors;
  offer diversity training and support groups;
  purchase goods and services from women- and minority-owned firms; and

  have implemented innovative hiring, training, or other programs for women, people of color, and/or the disabled, or otherwise have a superior reputation in the area of diversity.

     The portfolio managers of the Fund attempt to avoid companies with recent major discrimination lawsuits related to gender, race, disability, or sexual orientation. In general, the Fund does not buy companies:

  that are currently involved in unsettled major class action discrimination lawsuits;
  that are currently involved in unsettled major discrimination lawsuits involving the U.S. Department of Justice or the EEOC (Equal Employment Opportunity Commission); or
  with exceptional historical patterns of discriminatory practices.

     Although the portfolio managers of the Fund view companies involved in non-class action discrimination lawsuits and/or lawsuits that have been settled or ruled upon with some concern, it may buy or hold such companies. These types of lawsuits will be given particular weight if a company does not have a strong record of promoting diversity in the workplace.

     While the Fund encourages companies to have diverse boards of directors and senior management, the absence of women and minorities in these positions does not warrant a company’s exclusion from the Fund. If a company already held in the Fund becomes involved in a discrimination controversy, the portfolio managers of the Fund will communicate with the company to press for positive action. The Fund will not necessarily divest the company’s shares if it perceives a path to remediation and policies and procedures are implemented to mitigate risk of recurrence.

Employment and Workplace Practices

     The Fund endeavors to invest in companies whose employment and workplace practices are considered progressive. Among other things, it will look for companies that:

  offer benefits such as maternity leave that exceeds the 12 unpaid weeks mandated by the federal government; paid maternity leave; paternity leave; subsidized child and elder care (particularly for lower-paid staff); flexible spending accounts with dependent care options; flextime or job-sharing arrangements; phaseback for new mothers; adoption assistance; a full time work/family benefits manager; and/or health and other benefits for same-sex domestic partners of its employees;
  have taken extraordinary steps to treat their unionized workforces fairly; and
  have exceptional workplace safety records, particularly OSHA Star certification for a substantial number of its facilities and/or a marked decrease in their lost time accidents and workers compensation rates.

The Fund will seek to avoid investing in companies that have:

  demonstrated a blatant disregard for worker safety; or
  historically had poor relations with their unionized workforces, including involvement in unfair labor practices, union busting, and denying employees the right to organize.

     Although the portfolio managers of the Fund are deeply concerned about the labor practices of companies with international operations, it may buy or hold companies that are currently or have been involved in related controversies. The portfolio managers of the Fund recognize that it is often difficult to obtain accurate and consistent information in this area; however, it will seek to include companies that are complying with or exceeding International Labour Organization (ILO) standards.

Community Relations

     The portfolio managers of the Fund believe that it is important for companies to have positive relations with the communities in which they are located – communities of all races and socio-economic status. It will seek to invest in companies that:

  have open communications within the communities in which they operate;
  make generous cash donations to charitable organizations, particularly multi-year commitments to local community groups; and
  offer incentives (such as paid time off) to employees to volunteer their time with charitable organizations.

     The Fund seeks to avoid companies with involvement in recent environmental controversies that have significantly affected entire communities (See Environment, Regulatory Problems). The portfolio managers of the Fund will be particularly stringent with companies that do not have positive relations with the communities in which they operate.

     If a company already held in the Fund becomes involved in a community controversy, the portfolio managers of the Fund will communicate with the company to press for positive action. The Fund will not necessarily divest the company’s shares if it perceives a path to remediation and policies and procedures are implemented to mitigate risk of recurrence.

Product Safety

     The Fund seeks to avoid companies whose products have negative public health implications. Among other things, the portfolio managers of the Fund will consider:

  the nature of a company’s products; or
  whether a company has significant (already accrued or settled lawsuits) or potentially significant (pending lawsuits or settlements) product liabilities.

General

     Corporate Actions. If a company held in the Fund subsequently becomes involved in tobacco, alcohol, gambling, weapons, or nuclear power (as described above) through a corporate acquisition or change of business strategy, and no longer satisfies the Social Investment Guidelines, the Fund will eliminate the position at the time deemed appropriate by the Fund given market conditions. The Fund will divest such companies whether or not they have taken strong positive initiatives in the other social issue areas that the Fund considers. In such a case, the Fund may sell a position in a company at a loss.

     Ownership. The Fund does not buy or hold companies that are majority owned by companies that are excluded by its Social Investment Guidelines.

Internal Revenue Code Restrictions

     In addition to the investment restrictions above, each Fund must be diversified according to Internal Revenue Code requirements. Specifically, at each tax quarter end, each Fund’s holdings must be diversified so that (a) at least 50% of the market value of its total assets is represented by cash, cash items (including receivables), U.S. government securities, securities of other U.S. regulated investment companies, and other securities, limited so that no one issuer has a value greater than 5% of the value of the Fund’s total assets and that the Fund holds no more than 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of the Fund’s total assets is invested in the securities (other than those of the U.S. Government or other U.S. regulated investment companies) of any one issuer, or of two or more issuers which the Fund controls and which are engaged in the same, similar, or related trades or businesses, or the securities of one or more qualified publicly traded partnerships.

     Also, there are four requirements imposed on the Funds under Subchapter L of the Internal Revenue Code because they are used as investment options funding variable insurance products.

1)	A Fund may invest no more that 55% of its total assets in one issuer (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);

2)	A Fund may invest no more that 70% of its total assets in two issuers (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);
3)	A Fund may invest no more that 80% of its total assets in three issuers (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);
4)	A Fund may invest no more that 90% of its total assets in four issuers (including securities issued or guaranteed by the U.S. government or any of its agencies or instrumentalities);

Each U.S. government agency or instrumentality shall be treated as a separate issuer.

Insurance Law Restrictions

     In connection with the Trust’s agreement to sell shares to separate accounts to fund benefits payable under variable life insurance policies and variable annuity contracts, the Trust’s investment adviser, Nationwide Fund Advisors (“NFA” or the “Adviser”) and the insurance companies may enter into agreements, required by certain state insurance departments, under which the NFA may agree to use their best efforts to assure and permit insurance companies to monitor that each Fund of the Trust complies with the investment restrictions and limitations prescribed by state insurance laws and regulations applicable to the investment of separate account assets in shares of mutual funds. If a Fund failed to comply with such restrictions or limitations, the separate accounts would take appropriate action which might include ceasing to make investments in the Fund or withdrawing from the state imposing the limitation. Such restrictions and limitations are not expected to have a significant impact on the Trust’s operations.

DISCLOSURE OF PORTFOLIO HOLDINGS

     The Board of Trustees of the Trust has adopted policies and procedures regarding the disclosure of portfolio holdings information to protect the interests of Fund shareholders and to address potential conflicts of interest that could arise between the interests of Fund shareholders and the interests of the Funds’ investment adviser, principal underwriter or affiliated persons of the Funds’ investment adviser or principal underwriter. The Trust’s overall policy with respect to the release of portfolio holdings is to release such information consistent with applicable legal requirements and the fiduciary duties owed to shareholders. Subject to the limited exceptions described below, the Trust will not make available to anyone non-public information with respect to its portfolio holdings until such time as the information is made available to all shareholders or the general public.

     The policies and procedures are applicable to NFA and any subadviser to the Funds. Pursuant to the policy, the Funds, NFA, any subadviser, and any service provider acting on their behalf are obligated to:

  Act in the best interests of Fund shareholders by protecting non-public and potentially material portfolio holdings information;
  Ensure that portfolio holdings information is not provided to a favored group of clients or potential clients; and
  Adopt such safeguards and controls around the release of client information so that no client or group of clients is unfairly disadvantaged as a result of such release.

     Portfolio holdings information that is not publicly available will be released selectively only pursuant to the exceptions described below. In most cases, where an exception applies, the release of portfolio holdings is strictly prohibited until the information is at least 15 calendar days old. Nevertheless, NFA’s Executive Committee or its duly authorized delegate may authorize, where circumstances dictate, the release of more current portfolio holdings information.

     Each Fund posts onto the Trust’s internet site (www.nationwide.com/mutualfunds) substantially all of its securities holdings as of the end of each month. Such portfolio holdings are available no earlier than 15 calendar days after the end of the previous month, and remain available on the internet site until the

Fund files its next quarterly portfolio holdings report on Form N-CSR or Form N-Q with the SEC. The Funds disclose their complete portfolio holdings information to the SEC using Form N-Q within 60 days of the end of the first and third quarter ends of the Funds’ fiscal year and on Form N-CSR on the second and fourth quarter ends of the Funds’ fiscal year. Form N-Q is not required to be mailed to shareholders, but is made public through the SEC electronic filings and on the Trust’s internet site (www.nationwide.com/mutualfunds). Shareholders receive either complete portfolio holdings information or summaries of Fund portfolio holdings with their annual and semiannual reports.

     Exceptions to the portfolio holdings release policy described above can only be authorized by NFA’s Executive Committee or its duly authorized delegate and will be made only when:

  A Fund has a legitimate business purpose for releasing portfolio holdings information in advance of release to all shareholders or the general public;
  The recipient of the information provides written assurances that the non-public portfolio holdings information will remain confidential and that persons with access to the information will be prohibited from trading based on the information; and
  The release of such information would not otherwise violate the antifraud provisions of the federal securities laws or the Funds’ fiduciary duties.

     Under this policy, the receipt of compensation by a Fund, NFA, a subadviser, or an affiliate as consideration for disclosing non-public portfolio holdings information will not be deemed a legitimate business purpose.

     The Funds have ongoing arrangements to distribute information about the Funds’ portfolio holdings to the Funds’ third party service providers described herein (e.g., investment adviser, subadvisers, registered independent public accounting firm, administrator, transfer agent, sub-administrator, sub-transfer agent, custodian and legal counsel) as well as Lipper Inc., Morningstar, Inc., RiskMetrics Group, Inc., FactSet Research Systems, Inc., the Investment Company Institute, and on occasion, to State Street Bank and Trust Company where it provides portfolio transition management assistance (e.g., upon change of subadviser, etc.). These organizations are required to keep such information confidential, and are prohibited from trading based on the information or otherwise using the information except as necessary in providing services to the Funds. No compensation or other consideration is received by the Funds, NFA or any other party in connection with each such ongoing arrangement.

     NFA conducts periodic reviews of compliance with the policy and the Funds’ Chief Compliance Officer provides annually a report to the Board of Trustees regarding the operation of the policy and any material changes recommended as a result of such review. NFA’s compliance staff will also annually submit to the Board a list of exceptions granted to the policy, including an explanation of the legitimate business purpose of the Fund that was served as a result of the exception.

TRUSTEES AND OFFICERS OF THE TRUST

Management Information

     Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust are listed in the table below. The address for each Trustee and Officer is c/o Nationwide Funds Group, 1200 River Road, Suite 1000, Conshohocken, PA 19428.

Name and Year of	Position(s)	Principal Occupation(s)	Number of	Other Directorships
Birth	Held with	During Past 5 Years [2]	Portfolios in	Held by Trustee[3]
	Fund and		Fund
	Length of Time		Complex
	Served[1]		Overseen by
Trustee
Charles E. Allen	Trustee since	Mr. Allen is Chairman, Chief	94	None
	July 2000	Executive Officer and
1948		President of Graimark Realty

Name and Year of	Position(s)	Principal Occupation(s)	Number of	Other Directorships
Birth	Held with	During Past 5 Years [2]	Portfolios in	Held by Trustee[3]
	Fund and		Fund
	Length of Time		Complex
	Served[1]		Overseen by
Trustee
Advisors, Inc. (real estate
development, investment and
asset management).

Paula H.J.	Trustee since	Ms. Cholmondeley has	94	Director of Dentsply
Cholmondeley	July 2000	served as a Chief Executive		International, Inc.
		Officer of Sorrel Group		(dental products),
1947		(management consulting		Ultralife Batteries,
		company) since January		Inc., Albany
		2004. From April 2000		International Corp.
		through December 2003, Ms.		(paper industry),
		Cholmondeley was Vice		Terex Corporation
		President and General		(construction
		Manager of Sappi Fine Paper		equipment), and
		North America.		Minerals Technology
Inc. (specialty
chemicals)
C. Brent DeVore[4]	Trustee since	Dr. DeVore is President of	94	None
	1990	Otterbein College.
1940
Phyllis Kay Dryden	Trustee since	Ms. Dryden was a partner of	94	None
December 2004 Mitchell Madison Group
1947		LLC, a management
consulting company from
January 2006 until December
2006; she is currently a
consultant with the company.
Ms. Dryden was Managing
Partner of marchFIRST
(formerly Mitchell Madison
Group), until 2001. Ms.
Dryden was a managing
partner at Mitchell Madison
Group from 1996-2001.

Barbara L. Hennigar	Trustee since	Retired. Ms. Hennigar was	94	None
	July 2000	Executive Vice President of
1935		OppenheimerFunds (an asset
management company) from
October 1992 until June 2000
and Chairman of
Oppenheimer Funds Services
from October 1999 until June
2000 and President & CEO
from June 1992 until October
1999.
Barbara I. Jacobs	Trustee since	Ms. Jacobs served as	94	None
December 2004 Chairman of the Board of
1950		Directors of KICAP Network
Fund, a European (United
Kingdom) hedge fund, from

Name and Year of	Position(s)	Principal Occupation(s)	Number of	Other Directorships
Birth	Held with	During Past 5 Years [2]	Portfolios in	Held by Trustee[3]
	Fund and		Fund
	Length of Time		Complex
	Served[1]		Overseen by
Trustee
January 2001 to January
2006. From 1988-2003, Ms.
Jacobs was also a Managing
Director and European
Portfolio Manager of CREF
Investments (Teachers
Insurance and Annuity
Association -- College
Retirement Equities Fund).

Douglas F. Kridler	Trustee since	Mr. Kridler has been a Board	94	None
September 1997 Member of Compete
1955		Columbus (economic
development group for
Central Ohio) since February
2006. He has also served as
the President and Chief
Executive Officer of the
Columbus Foundation, (a
Columbus, OH-based
foundation which manages
over 1,300 individual
endowment funds) since
February 2002, and served as
Board Member of Columbus
Downtown Development
Corporation from June 2002
to June 2006. Prior to
January 31, 2002, Mr.
Kridler was the President of
the Columbus Association
for the Performing Arts and
Chairman of the Greater
Columbus Convention and
Visitors Bureau.
David C. Wetmore	Trustee since	Retired. Mr. Wetmore was a	94	None
	1995	Managing Director of Updata
1948	and Chairman	Capital, Inc. (a technology
	since February	oriented investment banking
	2005	and venture capital firm)
from 1995 until 2000.

1	Length of time served includes time served with predecessor of the Trust.
2	Unless otherwise noted, the information presented is the principal occupation of the Trustee during the past five years.
3	Directorships held in (i) any other investment companies registered under the 1940 Act, (ii) any company with a class of securities registered pursuant to Section 12 of the Securities Exchange Act of 1934, as amended (the “Exchange Act”) or (iii) any company subject to the requirements of Section 15(d) of the Exchange Act.
4	Mr. DeVore has served as President of Otterbein College since 1984. Mark Thresher, President and Chief Operating Officer of Nationwide Financial Services, Inc. (“NFS”) has served as a member of the Board of Trustees of Otterbein College since 2000, currently serving as one of 30 of its trustees, and is currently one of two Vice Chairmen of the Board. Each of Nationwide Fund Advisors (“NFA”), the Funds’ investment adviser, and Nationwide Fund Distributors LLC (“NFD”), principal underwriter to the Trust, is a wholly-owned subsidiary of NFS. Mr. DeVore has announced his intention to retire as President of Otterbein College at the end of the 2008-2009 school year.

Officers of the Trust

Name and Year of Position(s)		Principal Occupation(s)	Number of	Other Directorships
Birth	Held with	During Past 5 Years [2]	Portfolios in	Held by Trustee[4]
	Fund and		Fund
	Length of		Complex
	Time		Overseen by
	Served[1]		Trustee
Michael S. Spangler	President	Mr. Spangler is President and	N/A	N/A
	and Chief	Chief Executive Officer of
1966	Executive	Nationwide Funds Group, which
	Officer	includes NFA[3], Nationwide
	since June	Fund Management LLC[3] and
	2008	Nationwide Fund Distributors
LLC[3], and is a Senior Vice
President of NFS[3]. From May
2004-May 2008, Mr. Spangler
was Managing Director, Head of
Americas Retail and
Intermediary Product
Management for Morgan
Stanley Investment
Management. He was President
of Touchstone Advisors, Inc.
and Vice President and Director
of Touchstone Investments
Business Operations from July
2002-May 2004.

Name and Year of Position(s)		Principal Occupation(s)	Number of	Other Directorships
Birth	Held with	During Past 5 Years [2]	Portfolios in	Held by Trustee[4]
	Fund and		Fund
	Length of		Complex
	Time		Overseen by
	Served[1]		Trustee
Stephen T. Grugeon	Executive	Mr. Grugeon is Executive Vice	N/A	N/A
	Vice	President and Chief Operating
1950	President	Officer of Nationwide Funds
	and Chief	Group. From February 2008-
	Operating	June 2008, he served as the
	Officer	acting President and Chief
	since June	Executive Officer of the Trust
	2008	and of Nationwide Funds
Group. Mr. Grugeon is also
President of NWD Investments,
which represents certain asset
management operations of
Nationwide Mutual Insurance
Company, and includes
Nationwide SA Capital Trust[3].
From December 2006 until
January 2008 he was Executive
Vice President of NWD
Investments. He was Vice
President of NWD Investments
from 2003 through 2006, and
Chief Operating Officer of
Corviant Corporation[3], a
subsidiary of NWD Investments,
from 1999 through 2003.

Name and Year of Position(s)		Principal Occupation(s)	Number of	Other Directorships
Birth	Held with	During Past 5 Years [2]	Portfolios in	Held by Trustee[4]
	Fund and		Fund
	Length of		Complex
	Time		Overseen by
	Served[1]		Trustee
Joseph Finelli	Treasurer	Mr. Finelli is the Principal	N/A	N/A
	since	Financial Office and Vice
1957	September President of Investment
	2007	Accounting and Operations for
Nationwide Funds Group[3].
From July 2001 until September
2007, he was Assistant
Treasurer and Vice President of
Investment Accounting and
Operations of NWD
Investments[3].
Dorothy Sanders	Chief	Ms. Sanders is Senior Vice	N/A	N/A
Compliance President and Chief Compliance
1955	Officer	Officer of NFA. She also has
	since	oversight responsibility for
	October	Investment Advisory and
	2007	Mutual Fund Compliance
Programs in the Office of
Compliance at Nationwide.
From November 2004 to
October 2007, she was Senior
Director and Senior Counsel at
Investors Bank & Trust (now
State Street Bank). From 2000
to November 2004, she was
Vice President, Secretary and
General Counsel of Fred Alger
& Company, Incorporated.
Eric E. Miller	Secretary	Mr. Miller is Senior Vice	N/A	N/A
	since	President, General Counsel, and
1953	December	Assistant Secretary for
	2002	Nationwide Funds Group and
NWD Investments[3].
Doff Meyer	Vice	Ms. Meyer is Senior Vice	N/A	N/A
	President	President and Chief Marketing
1950	and Chief	Officer of Nationwide Funds
	Marketing	Group (since August 2007)[3].
	Officer	From September 2004 until
	since	August 2007, Ms. Meyer was
	January	Director of Finance and
	2008	Marketing, Principal of
Piedmont Real Estate Associates
LLC. From January 2003 until
September 2004, Ms. Meyer
was an independent marketing
consultant.
Michael Butler	Vice	Mr. Butler is Chief Distribution	N/A	N/A
	President	Officer of Nationwide Funds
1959	and Chief	Group (since May 2007) and
Distribution President and Director of

Name and Year of Position(s)		Principal Occupation(s)	Number of	Other Directorships
Birth	Held with	During Past 5 Years [2]	Portfolios in	Held by Trustee[4]
	Fund and		Fund
	Length of		Complex
	Time		Overseen by
	Served[1]		Trustee
	Officer	Nationwide Fund Distributors
	since	LLC[3] (since January 2008).
	January	From January 2006 through
	2008	April 2007, Mr. Butler was Vice
President – Mutual Fund
Strategy of NFS[3] and was
Senior Vice President –
Retirement Plan Sales of NFS
Distributors, Inc.[3] from 2000
until January 2006.
Lynnett Berger	Vice	Ms. Berger is Senior Vice	N/A	N/A
	President	President and Chief Investment
1965	and	Officer of Nationwide Funds
	Chief	Advisors and Nationwide
Investment Investment Advisors, LLC since
	Officer	April 2009. Ms. Berger was
since April Director of Economic and Risk
	2009	Analysis Lab of M&T Bank
from 2007 through 2008, and
Chief Operating Officer of MTB
Investment Advisors (subsidiary
of M&T Bank) from 2003
through 2007.

1	Length of time served includes time served with the Trust’s predecessors.
2	Unless otherwise noted, the information presented is the principal occupation of the Officer during the past five years.
3	These positions are held with an affiliated person or principal underwriter of the Funds.
4	Directorships held in: (1) any other investment company registered under the 1940 Act, (2) any company with a class of securities registered pursuant to Section 12 of the Exchange Act or (3) any company subject to the requirements of Section 15(d) of the Exchange Act.

Responsibilities of the Board of Trustees

     The business and affairs of the Trust are managed under the direction of its Board of Trustees. The Board of Trustees sets and reviews policies regarding the operation of the Trust, and directs the officers to perform the daily functions of the Trust.

Board of Trustee Committees

     The Board of Trustees has four standing committees: Audit, Valuation and Operations, Nominating and Fund Governance and Performance.

     The purposes of the Audit Committee are to: (a) oversee the Trust’s accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain of its service providers; (b) oversee the quality and objectivity of the Trust’s financial statements and the independent audit thereof; (c) ascertain the independence of the Trust’s independent auditors; (d) act as a liaison between the Trust’s independent auditors and the Board; (e) approve the engagement of the Trust’s independent auditors to (i) render audit and non-audit services for the Trust and (ii) render non-audit services for the Trust’s investment adviser (other than a subadviser whose role is primarily portfolio management and is overseen by another investment adviser) and certain other entities under common control with the Trust’s investment adviser if the engagement relates to the Trust’s operations and financial reporting; (f) meet and consider the reports of the Trust’s independent auditors; and (g) review and make recommendations to the Board regarding the Code of Ethics of the Trust and that of all Trust adviser, subadvisers, and principal underwriters and annually review changes to, violations of, and certifications with respect to such of Code of Ethics; and (h) oversee the Trust’s written policies and procedures adopted under Rule 38a-1 of the 1940 Act and oversee the appointment and performance of the Trust’s designated Chief Compliance Officer. The function of the Audit Committee is oversight; it is management’s responsibility to maintain appropriate systems for accounting and internal control, and the independent auditors’ responsibility to plan and carry out a proper audit. The independent auditors are ultimately accountable to the Board and the Audit Committee, as representatives of the Trust’s shareholders. Each of the members have a working knowledge of basic finance and accounting matters and are not interested persons of the Trust, as defined in the 1940 Act. This Committee met nine times during the past fiscal year and currently consists of the following Trustees: Mr. Allen (Chairman), Ms. Hennigar, Ms. Jacobs and Mr. Wetmore; each of whom is not an interested person of the Trust, as defined in the 1940 Act.

     The purposes of the Valuation and Operations Committee are to (a) oversee the implementation and operation of the Trust’s Valuation Procedures, applicable to all of the Trust’s portfolio securities; (b) oversee the implementation and operation of the Trust’s Rule 2a-7 Procedures, applicable to the Trust’s money market fund series; (c) oversee the Trust’s portfolio brokerage practices; and (d) oversee distribution of the Trust’s shares of beneficial interest. The Valuation and Operations Committee met four times during the past fiscal year and currently consists of the following Trustees: Mr. Allen, Mr. DeVore, Ms. Dryden and Mr. Kridler (Chairman); each of whom is not an interested person of the Trust, as defined in the 1940 Act.

     The Nominating and Fund Governance Committee has the following powers and responsibilities: (1) selection and nomination of all persons for election or appointment as Trustees of the Trust (provided that nominees for independent Trustee are recommended for selection and approval by all of the incumbent independent Trustees then serving on the Board); (2) periodic review of the composition of the Board to determine whether it may be appropriate to add individuals with specific backgrounds, diversity or skill sets; (3) periodic review of Board governance procedures; (4) oversee the implementation of the Board’s policies regarding evaluations of the Board and Trustee peer evaluations; (5) review and make recommendations to the Board regarding the Proxy Voting Guidelines, Policies and Procedures of the Trust’s adviser and subadvisers; (6) periodic review of Trustee compensation and recommend appropriate changes to the Independent Trustees; (7) oversee implementation of the Trust’s Policy Regarding the Service by Trustees on the Boards of Directors of Public Companies and Unaffiliated Fund Companies; (8) review and make recommendations to the Board regarding the Board’s Statements of Policies Regarding Fund Governance and Board Oversight, Independence & Effectiveness; and (9) monitoring of the performance of legal counsel employed by the independent Trustees and monitoring of the performance of legal counsel to the Trust, in consultation with the Trust’s management. The Nominating and Fund Governance Committee reports to the full Board with recommendations of any appropriate changes to the Board. This Committee met four times during the past fiscal year and currently consists of the following Trustees: Ms. Cholmondeley, Ms. Dryden (Chairperson), Ms. Hennigar and Mr. Wetmore, each of whom is not an interested person of the Trust, as defined in the 1940 Act.

     The Nominating and Fund Governance Committee has adopted procedures regarding its review of recommendations for trustee nominees, including those recommendations presented by shareholders. When considering whether to add additional or substitute Trustees to the Board of Trustees of the Trust, the Trustees shall take into account any proposals for candidates that are properly submitted to the Trust’s Secretary. Shareholders wishing to present one or more candidates for Trustee for consideration may do so by submitting a signed written request to the Trust’s Secretary at Attn: Secretary, Nationwide Variable Insurance Trust, 1200 River Road, Suite 1000, Conshohocken, Pennsylvania 19428, which includes the following information: (i) name and address of shareholder and, if applicable, name of broker or record holder; (ii) number of shares owned; (iii) name of Fund(s) in which shares are owned; (iv) whether the proposed candidate(s) consent to being identified in any proxy statement utilized in connection with the election of Trustees; (v) the name and background information of the proposed candidates and (vi) a representation that the candidate or candidates are willing to provide additional information about themselves, including assurances as to their independence.

     The functions of the Performance Committee are: (1) in consultation with management of the Trust, to review the kind, scope and format of, and the time periods covered by, the investment performance data and related reports provided to the Board and, if the Committee determines that changes to such data or reports would be appropriate and practicable, the Committee will work with management of the Trust to implement any such changes; (2) in consultation with management of the Trust, to review the investment performance benchmarks and peer groups used in reports delivered to the Board for comparison of investment performance of the Funds and, if the Committee determines that changes to such benchmarks or peer groups would be appropriate, the Committee will work with management to implement any such change; (3) in consultation with management of the Trust, to review such other matters that affect performance, including for example, fee structures, expense ratios, as the Committee deems to be necessary and appropriate and work with management to implement any recommended changes; (4) to review and monitor the performance of the Trust’s funds and the fund family, as a whole, in the manner and to the extent directed by the Board of Trustees, recognizing that the ultimate oversight of fund performance shall remain with the full Board of Trustees; and (5) to review and monitor material conflicts of interest that may arise from a portfolio manager’s management of multiple accounts. This Committee met four times during the past fiscal year and currently consists of the following Trustees: Ms. Cholmondeley, Mr. DeVore, Ms. Jacobs (Chairperson) and Mr. Kridler, each of whom is not an interested person of the Trust, as defined in the 1940 Act.

Ownership of Shares of Nationwide Funds as of December 31, 2008

AGGREGATE DOLLAR RANGE OF
EQUITY SECURITIES AND/OR SHARES
	DOLLAR RANGE OF EQUITY	IN ALL REGISTERED INVESTMENT
	SECURITIES AND/OR SHARES IN THE	COMPANIES OVERSEEN BY TRUSTEE IN
NAME OF TRUSTEE	FUNDS[1]	FAMILY OF INVESTMENT COMPANIES

Charles E. Allen	None	$10,001-$50,000
Paula H.J. Cholmondeley	None	$10,001-$50,000
C. Brent DeVore	None	Over $100,000
Phyllis Kay Dryden	None	Over $100,000
Barbara L. Hennigar	None	$50,001-$100,000
Barbara I. Jacobs	None	$50,001-$100,000
Douglas F. Kridler	None	Over $100,000
Michael D. McCarthy[2]	None	Over $100,000
David C. Wetmore	None	Over $100,000
Arden L. Shisler[3]	None	Over $100,000

1	Individual investors, like the Trustees, are not eligible to purchase shares of the Funds directly; accordingly, Trustees are limited in their ability to own/hold Fund shares. Fund shares are sold to separate accounts of insurance companies to fund benefits payable under variable insurance contracts, which may or may not be an appropriate investment for each individual Trustee.
2	Effective April 1, 2008, Mr. McCarthy resigned as a Trustee of the Trust.
3	Effective September 19, 2008, Mr. Shisler resigned as a Trustee of the Trust.

Ownership in the Funds’ Investment Adviser 1, Subadvisers 2 or Distributor 3 as of December 31, 2008

Trustees who are not Interested Persons (as defined in the 1940 Act) of the Trust

NAME OF
	OWNERS AND		TITLE OF CLASS
	RELATIONSHIPS	NAME OF	OF	VALUE OF	PERCENT OF
NAME OF TRUSTEE	TO TRUSTEE	COMPANY	SECURITY	SECURITIES	CLASS

Charles E. Allen	N/A	N/A	N/A	None	N/A

Paula H.J.	N/A	N/A	N/A	None	N/A

                                                                                                                                             66

NAME OF
	OWNERS AND		TITLE OF CLASS
	RELATIONSHIPS	NAME OF	OF	VALUE OF	PERCENT OF
NAME OF TRUSTEE	TO TRUSTEE	COMPANY	SECURITY	SECURITIES	CLASS
Cholmondeley
C. Brent DeVore	N/A	N/A	N/A	None	N/A
Phyllis Kay	N/A	N/A	N/A	None	N/A
Dryden
Barbara L.	N/A	N/A	N/A	None	N/A
Hennigar
Barbara I. Jacobs	N/A	N/A	N/A	None	N/A
Douglas F. Kridler	N/A	N/A	N/A	None	N/A
Michael D.	N/A	N/A	N/A	None	N/A
McCarthy[4]
David C. Wetmore	N/A	N/A	N/A	None	N/A

1	Nationwide Fund Advisors.
2	As of the date of this SAI, subadvisers to the series of the Trust include Aberdeen Asset Management Inc., AllianceBernstein L.P., American Century Investment Management, Inc., American Century Global Investment Management, Inc., BlackRock Investment Management, LLC, Deutsche Investment Management Americas Inc., Epoch Investment Partners, Inc., Federated Investment Management Company, Gartmore Global Partners, Goldman Sachs Asset Management, L.P., Invesco Aim Capital Management, Inc., JP Morgan Investment Management, Inc., Logan Circle Partners, L.P., Morley Capital Management, Inc., Morgan Stanley Investment Management Inc., Nationwide Asset Management, LLC, Neuberger Berman Fixed Income LLC, Neuberger Berman Management LLC, OppenheimerFunds, Inc., Putnam Investment Management, LLC, RiverSource Investments, LLC, Templeton Investment Counsel, LLC, Thompson, Siegel & Walmsley LLC, Van Kampen Asset Management, Waddell & Reed Investment Management Company, Wells Capital Management, Inc. and Wellington Management Company, LLP.
3	Nationwide Fund Distributors LLC or any company, other than an investment company, that controls a Fund’s adviser or distributor.
4	Effective April 1, 2008, Mr. McCarthy resigned as a Trustee of the Trust.

Compensation of Trustees

     The Trustees receive fees and reimbursement for expenses of attending board meetings from the Trust. The Adviser, based upon a pro rata share for the Funds for which it acts as investment adviser, reimburses the Trust for fees and expenses paid to Trustees who are interested persons of the Trust and who also are employees of an adviser or its affiliates. The Compensation Table below sets forth the total compensation paid to the Trustees of the Trust, before reimbursement of expenses, for the fiscal year ended December 31, 2008. In addition, the table sets forth the total compensation paid to the Trustees from all the Funds in the Fund Complex for the fiscal year ended December 31, 2008. Trust officers receive no compensation from the Trust in their capacity as officers.

     The Trust does not maintain any pension or retirement plans for the Officers or Trustees of the Trust.

PENSION
RETIREMENT
	AGGREGATE	BENEFITS ACCRUED	ESTIMATED ANNUAL	TOTAL
	COMPENSATION	AS PART OF TRUST	BENEFITS UPON	COMPENSATION FOR
NAME OF TRUSTEE	FROM THE TRUST	EXPENSES	RETIREMENT	THE COMPLEX[1]

Charles E. Allen	$110,000	N/A	N/A	$218,500

Paula H.J.	92,625	N/A	N/A	185,250
Cholmondeley

PENSION
RETIREMENT
	AGGREGATE	BENEFITS ACCRUED	ESTIMATED ANNUAL	TOTAL
	COMPENSATION	AS PART OF TRUST	BENEFITS UPON	COMPENSATION FOR
NAME OF TRUSTEE	FROM THE TRUST	EXPENSES	RETIREMENT	THE COMPLEX[1]
C. Brent DeVore	98,125	N/A	N/A	196,250

Phyllis Kay Dryden	98,625	N/A	N/A	197,250

Barbara L.	98,625	N/A	N/A	195,750
Hennigar

Barbara I. Jacobs	107,125	N/A	N/A	212,750

Douglas F. Kridler	98,125	N/A	N/A	196,250

Michael D.	51,375	N/A	N/A	102,750
McCarthy[2]

David Wetmore	135,625	N/A	N/A	269,750

Arden L. Shisler[3]	82,688	N/A	N/A	165,376

1	On December 31, 2008, the Fund Complex included two trusts comprised of 94 investment company funds or series.
2	Effective April 1, 2008, Mr. McCarthy resigned as a Trustee of the Trust.
3	Effective September 19, 2008, Mr. Shisler resigned as a Trustee of the Trust.

Code of Ethics

     Federal law requires the Trust, each of its investment adviser, subadvisers, and principal underwriter to adopt codes of ethics which govern the personal securities transactions of their respective personnel. Accordingly, each such entity has adopted a code of ethics pursuant to which their respective personnel may invest securities for their personal accounts (including securities that may be purchased or held by the Trust). Copies of these Codes of Ethics are on file with the SEC and are available to the public.

Proxy Voting Guidelines

     Federal law requires the Trust and each of its investment adviser and subadviser to adopt procedures for voting proxies (the “Proxy Voting Guidelines”) and to provide a summary of those Proxy Voting Guidelines used to vote the securities held by a Fund. The Funds’ proxy voting policies and procedures and information regarding how the Funds voted proxies relating to portfolio securities during the 12-month period ended June 30, 2008 are available without charge (i) upon request, by calling 800-848-0920, (ii) on the Trust’s website at www.nationwide.com/mutualfunds, or (iii) on the Securities and Exchange Commission’s website at www.sec.gov. The summary of such Proxy Voting Guidelines is attached as Appendix B to this SAI.

INVESTMENT ADVISORY AND OTHER SERVICES

Trust Expenses

     The Trust pays the compensation of the Trustees who are not employees of Nationwide Funds Group (“NFG”), or its affiliates, the previous compensation of Mr. Shisler listed above, and all expenses (other than those assumed by the investment adviser), including governmental fees, interest charges, taxes, membership dues in the Investment Company Institute allocable to the Trust; investment advisory fees and any Rule 12b-1 fees; fees under the Trust’s Fund Administration and Transfer Agency Agreement which includes the expenses of calculating the Funds’ net asset values; fees and expenses of independent certified public accountants, and legal counsel of the Trust and to the independent Trustees; expenses of preparing, printing, and mailing shareholders’ reports, notices, proxy statements, and reports to governmental offices and commissions; expenses connected with the execution, recording, and settlement of portfolio security transactions; short sale dividend expenses; insurance premiums; administrative services fees under an Administrative Services Plan; fees and expenses of the custodian for all services to the Trust; expenses of shareholders’ meetings; and expenses relating to the issuance, registration, and qualification of shares of the Trust. The Adviser may, from time to time, agree to voluntarily or contractually waive advisory fees, and if necessary reimburse expenses, in order to limit total operating expenses for certain Funds and/or classes, as described below. These expense limitations apply to the classes described; if a particular class is not referenced, there is no expense limitation for that class.

Investment Adviser

     Under the Investment Advisory Agreement with the Trust, NFA manages the Funds in accordance with the policies and procedures established by the Trustees. On April 30, 2007, NFS acquired from Nationwide Corporation the “retail asset management subsidiaries” of NWD Investment Management, Inc., which included NFA. As a result of the acquisition, NFS restructured NFA to operate primarily as a “Manager of Managers” under which NFA, rather than managing most Funds directly, instead oversees one or more subadvisers.

     NFA provides investment management evaluation services in initially selecting and monitoring on an ongoing basis the performance of one or more subadvisers who manage the investment portfolio of a particular Fund. NFA is also authorized to select and place portfolio investments on behalf of such subadvised Funds; however NFA does not intend to do so as a routine matter at this time.

All of the Funds to which this SAI relates are subadvised.

Nationwide Fund Advisors

     NFA pays the compensation of the officers of the Trust employed by NFA and pays a pro rata portion of the compensation and expenses of the Trustees who are also employed by NFG and its affiliates. NFA also furnishes, at its own expense, all necessary administrative services, office space, equipment, and clerical personnel for servicing the investments of the Trust and maintaining its investment advisory facilities, and executive and supervisory personnel for managing the investments and effecting the portfolio transactions of the Trust. In addition, NFA pays, out of its legitimate profits, broker-dealers, trust companies, transfer agents and other financial institutions in exchange for their selling of shares of the Trust’s series or for recordkeeping or other shareholder related services.

     The Investment Advisory Agreement also specifically provides that NFA, including its directors, officers, and employees, shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Trust, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under the Agreement. The Agreement continues in effect for an initial period of one year and thereafter shall continue automatically for successive annual periods provided such continuance is specifically approved at least annually by the Trustees, or by vote of a majority of the outstanding voting securities of the Trust, and, in either case, by a majority of the Trustees who are not parties to the Agreement or interested persons of any such party. The Agreement terminates automatically in the event of its “assignment,” as defined under the 1940 Act. It may be terminated at any time as to a Fund, without penalty, by vote of a majority of the outstanding voting securities of that Fund, by the Board of Trustees or NFA, on not more than 60 days written notice. The Agreement further provides that NFA may render similar services to others.

     NFA, located at 1200 River Road, Suite 1000, Conshohocken, PA 19428, is a wholly owned subsidiary of NFS, a holding company which is a direct wholly-owned subsidiary of Nationwide Corporation. All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policy holders.

     For services provided under the Investment Advisory Agreement, NFA receives an annual fee paid monthly based on average daily net assets of the applicable Fund according to the following schedule:

		INVESTMENT
FUND	ASSETS	ADVISORY FEE

AllianceBernstein NVIT Global Fixed Income Fund	All assets	0.55%

American Century NVIT Multi Cap Value Fund	All assets	0.57%

Federated NVIT High Income Bond Fund	$0 up to $50 million	0.80%
	$50 million up to $250 million	0.65%
	$250 million up to $500 million	0.60%
	$500 million and more	0.55%

Gartmore NVIT Developing Markets Fund[1]	$0 up to $500 million	0.95%
	$500 million up to $2 billion	0.90%
	$2 billion and more	0.85%

Gartmore NVIT Emerging Markets Fund[1]	$0 up to $500 million	0.95%
	$500 million up to $2 billion	0.90%
	$2 billion and more	0.85%

Gartmore NVIT Global Utilities Fund[2]	$0 up to $500 million	0.60%
	$500 million up to $2 billion	0.55%
	$2 billion and more	0.50%

Gartmore NVIT International Equity Fund[2]	$0 up to $500 million	0.80%
	$500 million up to $2 billion	0.75%
	$2 billion and more	0.70%

Gartmore NVIT Worldwide Leaders Fund[2]	$0 up to $50 million	0.80%
	$50 million and more	0.75%

Neuberger Berman NVIT Multi Cap Opportunities	All assets	0.60%
Fund

Neuberger Berman NVIT Socially Responsible Fund	All assets	0.65%

NVIT Bond Index Fund	$0 up to $1.5 billion	0.22%
	$1.5 billion up to $3 billion	0.21%
	$3 billion and more	0.20%

NVIT Core Bond Fund	All assets	0.40%

NVIT Core Plus Bond Fund	All assets	0.45%

NVIT Enhanced Income Fund	$0 up to $500 million	0.35%
	$500 million up to $1 billion	0.34%
	$1 billion up to $3 billion	0.325%
	$3 billion up to $5 billion	0.30%
	$5 billion up to $10 billion	0.285%
	$10 billion and more	0.275%

NVIT Global Financial Services Fund[2]	$0 up to $500 million	0.80%
	$500 million up to $2 billion	0.75%
	$2 billion and more	0.70%

NVIT Government Bond Fund	$0 up to $250 million	0.50%
	$250 million up to $1 billion	0.475%
	$1 billion up to $2 billion	0.45%
	$2 billion up to $5 billion	0.425%

		INVESTMENT
FUND	ASSETS	ADVISORY FEE
	$5 billion and more	0.40%

NVIT Growth Fund	$0 up to $250 million	0.60%
	$250 million up to $1 billion	0.575%
	$1 billion up to $2 billion	0.55%
	$2 billion up to $5 billion	0.525%
	$5 billion and more	0.50%

NVIT Health Sciences Fund[2]	$0 up to $500 million	0.80%
	$500 million up to $2 billion	0.75%
	$2 billion and more	0.70%

NVIT International Index Fund	$0 up to $1.5 billion	0.27%
	$1.5 billion up to $3 billion	0.26%
	$3 billion and more	0.25%
NVIT Mid Cap Index Fund	$0 up to $1.5 billion	0.22%
	$1.5 billion up to $3 billion	0.21%
	$3 billion and more	0.20%

NVIT Money Market Fund	$0 up to $1 billion	0.40%
	$1 billion up to $2 billion	0.38%
	$2 billion up to $5 billion	0.36%
	$5 billion and more	0.34%

NVIT Money Market Fund II	$0 up to $1 billion	0.50%
	$1 billion up to $2 billion	0.48%
	$2 billion up to $5 billion	0.46%
	$5 billion and more	0.44%

NVIT Multi-Manager International Growth Fund	All assets	0.85%

NVIT Multi-Manager International Value Fund	$0 up to $500 million	0.75%
	$500 million up to $2 billion	0.70%
	$2 billion and more	0.65%

NVIT Multi-Manager Large Cap Growth Fund	All assets	0.65%

NVIT Multi-Manager Large Cap Value Fund	All assets	0.65%

NVIT Multi-Manager Mid Cap Growth Fund	All assets	0.75%

NVIT Multi-Manager Mid Cap Value Fund	All assets	0.75%

NVIT Multi-Manager Small Cap Growth Fund	All assets	0.95%

NVIT Multi-Manager Small Cap Value Fund	$0 up to $200 million	0.90%
	$200 million and more	0.85%

NVIT Multi-Manager Small Company Fund	All assets	0.93%

NVIT Multi Sector Bond Fund	$0 up to $200 million	0.75%
	$200 million and more	0.70%

NVIT Nationwide Fund	$0 up to $250 million	0.60%
	$250 million up to $1 billion	0.575%
	$1 billion up to $2 billion	0.55%
	$2 billion up to $5 billion	0.525%
	$5 billion and more	0.50%

NVIT Nationwide Leaders Fund[2]	$0 up to $500 million	0.70%
	$500 million up to $2 billion	0.60%

                                                                                                                                                    71

		INVESTMENT
FUND	ASSETS	ADVISORY FEE
	$2 billion and more	0.55%

NVIT S&P 500 Index Fund	$0 up to $1.5 billion	0.13%
	$1.5 billion up to $3 billion	0.12%
	$3 billion and more	0.11%

NVIT Short Term Bond Fund	All assets	0.35%

NVIT Small Cap Index Fund	$0 up to $1.5 billion	0.20%
	$1.5 billion up to $3 billion	0.19%
	$3 billion and more	0.18%

NVIT Technology and Communications Fund[2]	$0 up to $500 million	0.78%
	$500 million up to $2 billion	0.73%
	$2 billion and more	0.68%

NVIT U.S. Growth Leaders Fund[3]	$0 up to $500 million	0.68%
	$500 million up to $2 billion	0.62%
	$2 billion and more	0.59%

Oppenheimer NVIT Large Cap Growth Fund	All assets	0.50%

Templeton NVIT International Value Fund	All assets	0.75%

Van Kampen NVIT Comstock Value Fund	$0 up to $50 million	0.80%
	$50 million up to $250 million	0.65%
	$250 million up to $500 million	0.60%
	$500 million and more	0.55%

Van Kampen NVIT Real Estate Fund	All assets	0.70%

1 Until December 1, 2008, each of the Gartmore NVIT Developing Markets Fund and Gartmore NVIT Emerging Markets Fund paid a performance-based fee to NFA that varied depending on the Fund’s performance relative to its benchmark (the MSCI Emerging Markets Index for both). This fee was intended to reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, each Fund’s benchmark. At a meeting of the Board of Trustees held in-person on September 18, 2008, the Board of Trustees voted unanimously to eliminate the performance-based management fee with respect to these two funds and to implement an asset-based management fee equal to the lowest possible management fee at each breakpoint under the previous performance-based fee structure, to take effect on December 1, 2008. In eliminating the performance-based fee structure, NFA (and the subadviser, as applicable) are subject to a six-month transition period. If during this transition period the Fund’s assets are declining and the Fund underperforms its benchmark, the new management fee may be higher than the amount NFA would have been entitled to collect under the previous performance-based fee structure. If this occurs during the transition period, NFA will reimburse the Fund by the amount of the difference between the new management fee and the amount it would have been entitled to collect under the previous fee structure. Under no circumstances, during this transition period, will the management fee under the new fee structure exceed what NFA would have received under the old structure assuming maximum penalty for underperformance.

2 Until the effective date of this SAI, each of the Gartmore NVIT Global Utilities Fund, Gartmore NVIT International Equity Fund, Gartmore NVIT Worldwide Leaders Fund, NVIT Global Financial Services Fund, NVIT Health Sciences Fund, NVIT Nationwide Leaders Fund and NVIT Technology and Communications Fund paid a performance-based fee to NFA that varied depending on the Fund’s performance relative to its benchmark, as listed below. This fee was intended to reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, each Fund’s benchmark. At a meeting of the Board of Trustees held in-person on January 16, 2009, the Board of Trustees voted unanimously to eliminate the performance-based management fee with respect to these funds and to implement an asset-based management fee equal to the lowest possible management fee at each breakpoint under the previous performance-based fee structure, to take effect on May 1, 2009. In eliminating the performance-based fee structure, NFA (and the subadviser, as applicable) are subject to a six-month transition period. If during this transition period the Fund’s assets are declining and the Fund underperforms its benchmark, the new management fee may be higher than the amount NFA would have been entitled to collect under the previous performance-based fee structure. If this occurs during the transition period, NFA will reimburse the Fund by the amount of the difference between the new management fee and the amount it would have been entitled to collect under the previous fee structure. Under no circumstances, during this transition period, will the management fee under the new fee structure exceed what NFA would have received under the old structure assuming maximum penalty for underperformance.

Fund	Benchmark
Gartmore NVIT Global Utilities Fund	MSCI World Telecommunication Services Index
(60%)/MSCI World Utilities Index (40%)
Gartmore NVIT International Equity Fund	MSCI All Country World ex U.S. Index
Gartmore NVIT Worldwide Leaders Fund	MSCI World Index
MSCI World Financials Index
NVIT Global Financial Services Fund
NVIT Health Sciences Fund	Goldman Sachs Healthcare Index
NVIT Nationwide Leaders Fund	S&P 500 Index
NVIT Technology and Communications Fund	Goldman Sachs Technology Composite Index

3	Until the effective date of this SAI, the NVIT U.S. Growth Leaders Fund paid a performance- based fee to NFA that varied depending on the Fund’s performance relative to its benchmark (the S&P 500 Index). This fee was intended to reward or penalize NFA (and the subadviser) for outperforming or underperforming, respectively, the Fund’s benchmark. At a meeting of the Board of Trustees held in-person on January 16, 2009, the Board of Trustees voted unanimously to eliminate the performance-based management fee with respect to this fund and to implement an asset-based management fee equal to the lowest possible management fee at each breakpoint under the previous performance-based fee structure, to take effect on May 1, 2009. In eliminating the performance-based fee structure, NFA (and the subadviser, as applicable) are subject to an eighteen-month transition period. If during this transition period the Fund’s assets are declining and the Fund underperforms its benchmark, the new management fee may be higher than the amount NFA would have been entitled to collect under the previous performance-based fee structure. If this occurs during the transition period, NFA will reimburse the Fund by the amount of the difference between the new management fee and the amount it would have been entitled to collect under the previous fee structure. Under no circumstances, during this transition period, will the management fee under the new fee structure exceed what NFA would have received under the old structure assuming maximum penalty for underperformance.

Limitation of Fund Expenses

     In the interest of limiting the expenses of certain Funds, the Adviser may from time to time waive some or its entire investment advisory fee or reimburse other fees for certain Funds. In this regard, the Adviser has entered into an expense limitation agreement with the Trust on behalf of certain of the Funds (the “Expense Limitation Agreement”). NFA has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual fund operating expenses, excluding interest, taxes, brokerage commissions, short-sale dividend expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses not incurred in the ordinary course of the Fund’s business; in addition, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other costs incurred in connection with the purchase and sale of portfolio securities, and expenses incurred by the Fund in connection with any merger or reorganization are also excluded for certain Funds/classes. The waiver of such fees will cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.

     With respect to the AllianceBernstein NVIT Global Fixed Income Fund, American Century NVIT Multi Cap Value Fund, Gartmore NVIT Developing Markets Fund, Gartmore NVIT Emerging Markets Fund, Gartmore NVIT Global Utilities Fund, Gartmore NVIT International Equity Fund, Gartmore NVIT Worldwide Leaders Fund, Neuberger Berman NVIT Multi Cap Opportunities Fund, Neuberger Berman NVIT Socially Responsible Fund, NVIT Bond Index Fund, NVIT Core Bond Fund, NVIT Core Plus Bond Fund, NVIT Enhanced Income Fund, NVIT Global Financial Services Fund, NVIT Health Sciences Fund, NVIT International Index Fund, NVIT Mid Cap Growth Fund, NVIT Mid Cap Index Fund, NVIT Money Market Fund, NVIT Multi-Manager International Growth Fund, NVIT Multi-Manager Large Cap Growth Fund, NVIT Multi-Manager Large Cap Value Fund, NVIT Multi-Manager Mid Cap Growth Fund, NVIT Multi-Manager Mid Cap Value Fund, NVIT Multi Sector Bond Fund, NVIT Nationwide Leaders Fund, NVIT S&P 500 Index Fund, NVIT Short Term Bond Fund, NVIT Small Cap Index Fund, NVIT U.S. Growth Leaders Fund, NVIT Technology and Communications Fund, Oppenheimer NVIT Large Cap Growth Fund, Templeton NVIT International Value Fund and Van Kampen NVIT Real Estate Fund, NFA may request and receive reimbursement from the Funds for the advisory fees waived or limited and other expenses reimbursed by the Adviser pursuant to the Expense Limitation Agreement at a later date when a Fund has reached a sufficient asset size to permit reimbursement to be made without causing the total annual operating expense ratio of the Fund to exceed the limits set forth below. No reimbursement will be made to a Fund unless: (i) such Fund’s assets exceed $100 million; (ii) the total annual expense ratio of the Class making such reimbursement is less than the limit set forth below; (iii) the payment of such reimbursement is approved by the Board of Trustees on a quarterly basis; and (iv) the payment of such reimbursement is made no more than three years from the fiscal year in which the corresponding reimbursement to the Fund was made. Except as provided for in the Expense Limitation Agreement, reimbursement of amounts previously waived or assumed by NFA is not permitted.

     NFA has agreed contractually to waive advisory fees and, if necessary, reimburse expenses in order to limit total annual fund operating expenses, excluding interest, taxes, brokerage commissions, short-sale dividend expenses, other expenditures which are capitalized in accordance with generally accepted accounting principles and other non-routine expenses not incurred in the ordinary course of the Fund’s business; in addition, Rule 12b-1 fees, fees paid pursuant to an Administrative Services Plan, other costs incurred in connection with the purchase and sale of portfolio securities, and expenses incurred by the Fund in connection with any merger or reorganization are also excluded for certain Funds/classes. The waiver of such fees will cause the total return and yield of a Fund to be higher than they would otherwise be in the absence of such a waiver.

  AllianceBernstein NVIT Global Fixed Income Fund to 0.58% for Class I, Class II, Class III, Class VI and Class Y shares
  American Century NVIT Multi Cap Value Fund to 0.67% for Class I, Class II and Class Y shares
  Gartmore NVIT Developing Markets Fund to 1.20% for Class I and Class II shares
  Gartmore NVIT Emerging Markets Fund to 1.20% for Class I, Class II, Class III, Class VI , and Class Y shares
  Gartmore NVIT Global Utilities Fund to 0.85% for Class I, Class II and Class III shares
  Gartmore NVIT International Equity Fund to 1.05% for Class I, Class II, Class III, Class VI, and Class Y shares
  Gartmore NVIT Worldwide Leaders Fund to 1.05% for Class I, Class II, Class III, and Class VI shares
  Neuberger Berman NVIT Multi Cap Opportunities Fund to 0.75% for Class I and Class II shares
  Neuberger Berman NVIT Socially Responsible Fund to 0.78% for Class I, Class II, and Class Y

  shares
  NVIT Bond Index Fund to 0.32% for Class II and Class Y shares
  NVIT Core Bond Fund to 0.55% for Class I, Class II, and Class Y shares
  NVIT Core Plus Bond Fund to 0.55% for Class I, Class II, and Class Y shares
  NVIT Enhanced Income Fund to 0.45% for Class II, and Class Y shares
  NVIT Global Financial Services Fund to 1.05% for Class I, Class II and Class III shares
  NVIT Health Sciences Fund to 1.05% for Class I, Class II, Class III and Class VI shares
  NVIT International Index Fund to 0.37% for Class II, Class VI, Class VIII, and Class Y shares
  NVIT Mid Cap Index Fund to 0.32% for Class I, II, III and Class Y shares
  NVIT Money Market Fund to 0.50% for Class IV shares
  NVIT Multi-Manager International Growth Fund to 0.96% for Class I, Class II, Class III, Class VI, and Class Y shares
  NVIT Multi-Manager Large Cap Growth Fund to 0.75% for Class I, Class II, and Class Y shares
  NVIT Multi-Manager Large Cap Value Fund to 0.77% for Class I, Class II, and Class Y shares
  NVIT Multi-Manager Mid Cap Growth Fund to 0.82% for Class I, Class II, and Class Y shares
  NVIT Multi-Manager Mid Cap Value Fund to 0.81% for Class I, Class II, and Class Y shares
  NVIT Multi Sector Bond Fund to 0.85% for Class I and Class III shares
  NVIT Nationwide Leaders Fund to 0.95% for Class I, Class II, and Class III shares
  NVIT S&P 500 Index Fund to 0.23% for Class I, Class II, Class IV, and Class Y shares
  NVIT Short Term Bond Fund to 0.50% for Class I, Class II, and Class Y shares
  NVIT Small Cap Index Fund to 0.30% for Class II and Class Y shares
  NVIT Technology and Communications Fund to 1.03% for Class I, Class II, Class III and Class VI shares
  NVIT U.S. Growth Leaders Fund to 0.93% for Class I, Class II and Class III shares
  Oppenheimer NVIT Large Cap Growth Fund to 0.50% for Class I, Class II and Class Y shares
  Templeton NVIT International Value Fund to 0.87% for Class I, Class II, Class III, Class VI and Class Y shares
  Van Kampen NVIT Real Estate Fund to 0.85% for Class I, Class II, and Class Y shares

Investment Advisory Fees

     During the fiscal years ended December 31, 2008, 2007 and 2006, NFA earned the following fees for investment advisory services:

			NFA Investment Advisory Fees
			Year Ended December 31,
	2008			2007	2006
Fund	Fees	Fees	Fees	Fees	Fees	Fees
	Earned[1]	Reimbursed	Earned[1]	Reimbursed	Earned[1]	Reimbursed
AllianceBernstein NVIT Global Fixed
Income Fund[2]	N/A	N/A	N/A	N/A	N/A	N/A
American Century NVIT Multi Cap Value
Fund[2]	N/A	N/A	N/A	N/A	N/A	N/A
	$1,295,752
Federated NVIT High Income Bond Fund		—	$1,733,620	—	$1,662,366	—
	2,778,242
Gartmore NVIT Developing Markets Fund[3]		$230,275	4,738,223	—	3,528,048	—
	3,508,231
Gartmore NVIT Emerging Markets Fund[3]		—	4,419,099	—	2,927,674	—
	323,838
Gartmore NVIT Global Utilities Fund[3]		—	485,391	—	335,503	—
	905,915
Gartmore NVIT International Equity Fund[3]		—	1,101,612	—	634,993	—
	317,287
Gartmore NVIT Worldwide Leaders Fund		—	583,551	—	436,694	—
Neuberger Berman NVIT Multi Cap	(6,623)
Opportunities Fund[4]		13,634	N/A	N/A	N/A	N/A
Neuberger Berman NVIT Socially	799,177
Responsible Fund[4]		4,126	N/A	N/A	N/A	N/A
NVIT Bond Index Fund	3,239,941	—	2,312,440	—	N/A	N/A
NVIT Core Bond Fund[4]	146,025	32,882	N/A	N/A	N/A	N/A
NVIT Core Plus Bond Fund[4]	109,654	34,000	N/A	N/A	N/A	N/A
NVIT Enhanced Income Fund	730,576	6,853	481,746	—	N/A	N/A
NVIT Global Financial Services Fund[3]	206,326	—	282,286	—	299,637	—
NVIT Government Bond Fund	6,605,418	—	5,726,698	—	5,373,333	—
NVIT Growth Fund	928,289	—	1,249,861	—	1,291,456	—
NVIT Health Sciences Fund	497,792	—	526,774	—	564,802	—
NVIT International Index Fund	1,219,480	59,094	202,578	85,973	3,105	73,132
NVIT Mid Cap Index Fund	2,502,186	—	2,635,006	—	1,576,144	—
NVIT Money Market Fund	9,464,828	340,503	7,870,360	89,226	6,803,331	112,415
NVIT Money Market Fund II	1,580,014	180,600	1,344,079	—	1,545,988	—
NVIT Multi-Manager International Growth	1,151,051
Fund[4]		61,278	N/A	N/A	N/A	N/A
NVIT Multi-Manager International Value	2,460,309
Fund		—	3,426,479	—	2,237,189	—
NVIT Multi-Manager Large Cap Growth	212,290
Fund[4]		42,785	N/A	N/A	N/A	N/A
NVIT Multi-Manager Large Cap Value Fund[4]	220,792	37,906	N/A	N/A	N/A	N/A
NVIT Multi-Manager Mid Cap Growth Fund[4]	423,253	61,733	N/A	N/A	N/A	N/A
NVIT Multi-Manager Mid Cap Value Fund[4]	816,914	82,427	N/A	N/A	N/A	N/A
NVIT Multi-Manager Small Cap Growth	932,763
Fund		—	1,317,570	—	1,456,813	—
NVIT Multi-Manager Small Cap Value Fund	3,169,760	100,551	5,365,821	—	6,232,921	—
NVIT Multi-Manager Small Company Fund	5,602,340	—	8,072,857	—	8,700,413	—
NVIT Multi Sector Bond Fund	1,405,656	59,665	1,770,580	—	1,838,574	—
NVIT Nationwide Fund	8,605,119	—	10,871,165	—	9,778,131	—
NVIT Nationwide Leaders Fund	176,524	—	258,533	—	200,289	—
NVIT S&P 500 Index Fund	2,696,606	—	2,362,816	—	364,536	209,099
NVIT Short Term Bond Fund[4]	151,429	10,295	N/A	N/A	N/A	N/A
NVIT Small Cap Index Fund	562,542	21,347	474,071	—	N/A	N/A

                                                                                                                                                     76

			NFA Investment Advisory Fees
			Year Ended December 31,
	2008			2007	2006
Fund	Fees	Fees	Fees	Fees	Fees	Fees
	Earned[1]	Reimbursed	Earned[1]	Reimbursed	Earned[1]	Reimbursed
NVIT Technology and Communications Fund	290,489	—	495,593	—	337,877	—
NVIT U.S. Growth Leaders Fund	449,473	—	538,845	—	606,492	—
Oppenheimer NVIT Large Cap Growth Fund[2]	N/A	N/A	N/A	N/A	N/A	N/A
Templeton NVIT International Value Fund[2]	N/A	N/A	N/A	N/A	N/A	N/A
Van Kampen NVIT Comstock Value Fund	1,896,726	—	2,822,941	—	1,893,104	—
Van Kampen NVIT Real Estate Fund[4]	10,614	14,613	N/A	N/A	N/A	N/A

1	Fees net of reimbursement.
2	Fund did not commence operations until March 25, 2009.
3	NWD Management & Research Trust (formerly, Gartmore Global Asset Management Trust) (“NMRT”) was the Fund’s investment adviser until September 29, 2006 when it transferred all of its investment advisory responsibilities to NFA, its then wholly-owned subsidiary. Fees stated include those earned by NMRT.
4	Fund commenced operations on March 24, 2008.

Subadvisers The Subadvisers for the Funds advised are as follows:

FUND	SUBADVISER

AllianceBernstein NVIT Global Fixed Income Fund	AllianceBernstein, L.P. (“Alliance”)
American Century NVIT Multi Cap Value Fund	American Century Investment Management, Inc. (“American
Century”)
Federated NVIT High Income Bond Fund	Federated Investment Management Company (“Federated”)
Gartmore NVIT Developing Markets Fund	Gartmore Global Partners (“GGP”)
Gartmore NVIT Emerging Markets Fund	GGP
Gartmore NVIT Global Utilities Fund	GGP
Gartmore NVIT International Equity Fund	GGP
Gartmore NVIT Worldwide Leaders Fund	GGP
Neuberger Berman NVIT Multi Cap Opportunities	Neuberger Berman Management LLC (“Neuberger Berman”)
Fund
Neuberger Berman NVIT Socially Responsible Fund	Neuberger Berman
NVIT Bond Index Fund	BlackRock Investment Management, LLC (“BlackRock”)
NVIT Core Bond Fund	Nationwide Asset Management, LLC (“NWAM”)
NVIT Core Plus Bond Fund	Neuberger Berman Fixed Income LLC (“NBFI”)
NVIT Enhanced Income Fund	Morley Capital Management, Inc. (“Morley”)
NVIT Global Financial Services Fund	Aberdeen Asset Management Inc. (“Aberdeen”),
NVIT Government Bond Fund	NWAM
NVIT Growth Fund	Aberdeen
NVIT Health Sciences Fund	Aberdeen
NVIT International Index Fund	BlackRock
NVIT Mid Cap Index Fund	BlackRock
NVIT Money Market Fund	Federated
NVIT Money Market Fund II	Federated
NVIT Multi-Manager International Growth Fund	Invesco Aim Capital Management, Inc. (“Invesco Aim”) and
American Century Global Investment Management, Inc.
(“American Century Global”)
NVIT Multi-Manager International Value Fund	Alliance and JPMorgan Investment Management Inc.
(“JPMorgan”)
NVIT Multi-Manager Large Cap Growth Fund	Neuberger Berman; Goldman Sachs Asset Management, L.P.

                                                                                                                                          77

FUND	SUBADVISER
(“GSAM”); and Wells Capital Management, Inc.
(“WellsCap”)
NVIT Multi-Manager Large Cap Value Fund	Deutsche Investment Management Americas Inc.
(“Deutsche”); GSAM; and Wellington Management
Company, LLP (“Wellington Management”)
NVIT Multi-Manager Mid Cap Growth Fund	American Century and Neuberger Berman
NVIT Multi-Manager Mid Cap Value Fund	American Century; RiverSource Investments, LLC
(“RiverSource”); and Thompson, Siegel & Walmsley LLC
(“TS&W”)
NVIT Multi-Manager Small Cap Growth Fund	Waddell & Reed Investment Management Company
(“WRIMCO”) and OppenheimerFunds, Inc. (“Oppenheimer”)
NVIT Multi-Manager Small Cap Value Fund	Aberdeen; JPMorgan; and Epoch Investment Partners, Inc.
(“Epoch”)
NVIT Multi-Manager Small Company Fund	Aberdeen, American Century; Putnam Investment
Management, LLC (“Putnam”); Morgan Stanley Investment
Management; Neuberger Berman; WRIMCO; and GGP
NVIT Multi Sector Bond Fund	Logan Circle Partners, L.P.
NVIT Nationwide Fund	Aberdeen
NVIT Nationwide Leaders Fund	Aberdeen
NVIT Technology and Communications Fund	Aberdeen
NVIT U.S. Growth Leaders Fund	Aberdeen
NVIT S&P 500 Index Fund	BlackRock
NVIT Small Cap Index Fund	BlackRock
NVIT Short Term Bond Fund	NWAM
Oppenheimer NVIT Large Cap Growth Fund	Oppenheimer
Templeton NVIT International Value Fund	Templeton Investment Counsel, LLC
Van Kampen NVIT Comstock Value Fund	Van Kampen Asset Management (“VKAM”)
Van Kampen NVIT Real Estate Fund	VKAM

     Aberdeen Asset Management Inc. (“Aberdeen”) is located at 1735 Market Street, 37th Floor, Philadelphia, Pennsylvania 19103. Aberdeen is the U.S. arm of a global investment management group based in the United Kingdom, Aberdeen Asset Management PLC (“Aberdeen PLC”). Aberdeen manages or sub-advises approximately $31.6 billion in U.S. fixed income and equity assets for investment companies and institutional clients as of December 31, 2008. Worldwide, Aberdeen PLC had approximately $158.42 billion in assets under management in a range of global equity, fixed income and property investments.

     AllianceBernstein L.P. (“AllianceBernstein”) is located at 1345 Avenue of the Americas, New York, NY 10105. At December 31, 2008, AllianceBernstein Holding L.P. owned approximately 34.3% of the issued and outstanding AllianceBernstein Units. AXA Financial, Inc. was the beneficial owner of approximately 62.0% of the AllianceBernstein Units at December 31, 2008, (including those held indirectly through its ownership of approximately 1.6% of the issued and outstanding Holding Units) which, including the general partnership interests in AllianceBernstein and Holding, represent an approximate 62.4% economic interest in AllianceBernstein.

     American Century Investment Management, Inc. (“American Century”) is located at 4500 Main Street, Kansas City, Missouri 64111, and was formed in 1958. American Century is a wholly-owned subsidiary of American Century Companies, Inc. (“ACC”). ACC is controlled by James E. Stowers, Jr. by virtue of his stock ownership.

     American Century Global Investment Management, Inc. (“American Century Global”) has been managing mutual funds since January 2005 and is headquartered at 666 3rd Avenue, 23rd Floor, New York, New York 10017. American Century Global is a wholly owned subsidiary of American Century.

     BlackRock Investment Management, LLC, (“BlackRock”) is located at P.O. Box 9011, Princeton, New Jersey 08543-9011. BlackRock is a wholly owned indirect subsidiary of BlackRock, Inc., and is subadviser to each of the Index Funds.

     Deutsche Investment Management Americas Inc., doing business as Deutsche Asset Management (“Deutsche”), is located at 345 Park Avenue, New York, New York 10154 and is an indirect, wholly-owned subsidiary of Deutsche Bank AG.

     Epoch Investment Partners, Inc. (“Epoch”) is wholly-owned by Epoch Holding Corporation, a Delaware corporation. Epoch and Epoch Holding Corporation are both located at 640 Fifth Avenue, 18th Floor, New York, NY 10019.

     Federated Investment Management Company (“Federated”) is located at Federated Investors Tower, 1001 Liberty Avenue, Pittsburgh, Pennsylvania 15222. It is a subsidiary of Federated Investors, Inc. Federated and other subsidiaries of Federated Investors, Inc. serve as investment advisers to number of investment companies and private accounts. Certain other subsidiaries also provide administrative services to a number of investment companies.

     Gartmore Global Partners (“GGP”) is located at 8 Fenchurch Place, London, England, United Kingdom. GGP is ultimately owned by a Cayman Islands registered private equity fund sponsored by Hellman & Friedman LLC, a private equity firm based in the United States, together with a significant portion of GGP’s employees.

     Goldman Sachs Asset Management, L.P. (“GSAM”) is located at 32 Old Slip, New York, New York 10005. GSAM has been registered as an investment adviser since 1990 and is an affiliate of Goldman, Sachs & Co.

     Invesco Aim Capital Management, Inc. (“Invesco AIM”) is located at 11 Greenway Plaza, Suite 100, Houston, Texas 77046-1173. Invesco AIM is an indirect wholly-owned subsidiary of Invesco Ltd.

     JPMorgan Investment Management Inc. (“JPMorgan”) is located at 245 Park Avenue, New York, NY 10167. JPMorgan is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company. JPMorgan offers a wide range of investment management services and acts as investment adviser to corporate and institutional clients.

     Logan Circle Partners, L.P. (“Logan Circle”) is located at 1717 Arch Street, Suite 1500, Philadelphia, Pennsylvania 19103. Logan Circle was formed in 2007 and is a privately-held partnership that is majority-owned by its employees and minority-owned by Guggenheim Capital LLC.

     Morgan Stanley Investment Management Inc. (“MSIM”) principal offices are located at 522 Fifth Avenue, New York, New York 10036. Morgan Stanley is the direct parent of MSIM. Morgan Stanley is a global financial services firm engaged in securities trading and brokerage activities, as well as providing investment banking, research and analysis, financing and financial advisory services. MSIM does business in certain instances using the name Van Kampen. MSIM provides investment advisory services to employee benefit plans, endowment funds, foundations and other institutional investors.

     Morley Capital Management, Inc. (“MCM”), located at 1300 S.W. Fifth Avenue, Suite 3300, Lake Portland, Oregon 97201. MCM was organized in 1983 as an Oregon corporation. The firm focuses its investment management business on providing fixed-income management services to tax-qualified retirement plans, mutual funds, collective investment trusts and separate investment accounts. MCM was the investment adviser to the Fund from its inception on April 20, 2007 through April 30, 2007, and was an affiliate of the Adviser until August 31, 2007. MCM is a subsidiary of the Principal Financial Group and an affiliate of Principal Global Investors, LLC.

     Nationwide Asset Management, LLC, (“NWAM”) is located at One Nationwide Plaza, Mail Code 1-20-19, Columbus, OH 43215, provides investment advisory services to registered investment companies and other types of accounts, such as institutional separate accounts. NWAM was organized in 2007, in part, to serve as investment subadviser for fixed income funds. NWAM is a wholly owned subsidiary of Nationwide Mutual, and thus an affiliate of NFA.

      Neuberger Berman Fixed Income LLC (“NBFI”) principal offices are located at 190 South LaSalle Street, Suite 2400, Chicago, Illinois 60603. NBFI is an indirect wholly-owned subsidiary of Neuberger Berman Group LLC.

     Neuberger Berman Management LLC (“Neuberger Berman”) is located at 605 Third Avenue, New York, New York 10158. Neuberger Berman is a subsidiary of Neuberger Berman Group LLC, an investment advisory company serving individuals, families, and taxable and non-taxable institutions with a broad range of investment products, services and strategies. Neuberger Berman engages in wealth management services including private asset management, tax and financial planning, and personal and institutional trust services; mutual funds, institutional management and alternative investments. Neuberger Berman and its affiliates had approximately $165 billion in assets under management as of December 31, 2008.

     OppenheimerFunds, Inc. (“Oppenheimer”) is located at Two World Financial Center, 225 Liberty Street, 11th Floor, New York, New York 10281. Oppenheimer was formed in 1960 and is wholly owned by Oppenheimer Acquisition Corporation, a holding company controlled by Massachusetts Mutual Life Insurance Company.

     Putnam Investment Management, LLC (“Putnam”) is a Delaware limited liability company with principal offices at One Post Office Square, Boston, Massachusetts 02109. Putnam is a wholly-owned indirect subsidiary of Putnam Investments, LLC (“Putnam Investments”) which, together with its corporate affiliates and predecessors, has engaged in the investment management business since 1937. Putnam Investments is indirectly owned by Great-West Lifeco Inc. Great-West Lifeco Inc. is a financial services holding company with operations in Canada, the United States and Europe and is a member of the Power Financial Corporation group of companies. Power Financial Corporation, a global company with interests in the financial services industry, is a subsidiary of Power Corporation of Canada, a financial, industrial, and communications holding company.

     RiverSource Investments, LLC (“RiverSource”) is located at 200 Ameriprise Financial Center, Minneapolis, Minnesota 55474, and is a wholly-owned subsidiary of Ameriprise Financial, Inc.

     Templeton Investment Counsel, LLC (“TIC”) is located at 500 East Broward Blvd., Fort Lauderdale, Florida 33394-3091, and is a wholly owned subsidiary of Templeton Worldwide, Inc., which is in turn a wholly owned subsidiary of Franklin Resources, Inc, which operates worldwide as Franklin Templeton Investments.

     Thompson, Siegel & Walmsley LLC (“TS&W”), a Delaware limited liability company, is located at 6806 Paragon Place, Suite 300, Richmond, Virginia 23230, and is a majority-owned subsidiary of Old Mutual (US) Holdings, Inc., a wholly-owned subsidiary of Old Mutual plc, a London exchange-listed international financial services firm. TS&W was founded in 1969.

     Van Kampen Asset Management (“VKAM”) is located at 522 Fifth Avenue, New York, New York 10036 and is a wholly owned subsidiary of Van Kampen Investments Inc. (“Van Kampen”). Van Kampen is an indirect wholly-owned subsidiary of Morgan Stanley Investment Management Inc.

     Waddell & Reed Investment Management Company (“WRIMCO”) is located at 6300 Lamar Avenue, P.O. Box 29217, Overland Park, KS 66201. WRIMCO acts as investment manager to numerous investment companies and accounts.

     Wells Capital Management, Inc. (“WellsCap”) is located at 525 Market Street, San Francisco, California 94105. WellsCap is an indirect, wholly-owned subsidiary of Wells Fargo & Company.

     Wellington Management Company, LLP (“Wellington Management”) is a Massachusetts limited liability partnership with principal offices at 75 State Street, Boston, Massachusetts 02109. Wellington Management is a professional investment counseling firm which provides investment services to investment companies, employee benefit plans, endowments, foundations and other institutions. Wellington Management and its predecessor organizations have provided investment advisory services for over 70 years. As of December 31, 2008, Wellington Management had investment management authority with respect to approximately $420 billion in assets.

     Each subadviser provides investment advisory services to one or more Funds pursuant to a Subadvisory Agreement. Each of the Subadvisory Agreements specifically provides that the subadviser shall not be liable for any error of judgment, or mistake of law, or for any loss arising out of any investment, or for any act or omission in the execution and management of the Fund, except for willful misfeasance, bad faith, or gross negligence in the performance of its duties, or by reason of reckless disregard of its obligations and duties under such Agreement. After an initial period of not more than two years, each Subadvisory Agreement must be approved each year by the Trust’s board of trustees or by shareholders in order to continue. Each Subadvisory Agreement terminates automatically if it is assigned. It may also be terminated at any time, without penalty, by vote of a majority of the outstanding voting securities, by the Board of Trustees, NFA or the applicable subadviser, on not more than 60 days written notice.

Subadvisory Fees Paid

     The following table sets forth the amount NFA paid to the Subadvisers on behalf of each Fund for the fiscal years ended December 31, 2008, 2007 and 20061:

	YEAR ENDED DECEMBER 31,
FUND	2008	2007	2006
AllianceBernstein NVIT Global Fixed Income Fund[2]	N/A	N/A	N/A
American Century NVIT Multi Cap Value Fund[2]	N/A	N/A	N/A
Federated NVIT High Income Bond Fund	$544,519	$709,581	$685,257
Gartmore NVIT Developing Markets Fund	1,459,243	2,479,766	1,764,024
Gartmore NVIT Emerging Markets Fund	1,737,198	2,337,783	1,463,837
Gartmore NVIT Global Utilities Fund	160,788	231,994	167,751
Gartmore NVIT International Equity Fund	479,798	598,091	317,497
Gartmore NVIT Worldwide Leaders Fund	189,006	376,529	266,785
Neuberger Berman NVIT Multi Cap Opportunities Fund[3]	4,090	N/A	N/A
Neuberger Berman NVIT Socially Responsible Fund[3]	432,547	N/A	N/A
NVIT Bond Index Fund[4]	1,173,781	837,051	N/A
NVIT Core Bond Fund[3]	67,090	N/A	N/A
NVIT Core Plus Bond Fund[3]	61,624	N/A	N/A
NVIT Enhanced Income Fund4, [5]	210,692	116,468	N/A
NVIT Global Financial Services Fund[6]	126,384	60,194	N/A
NVIT Government Bond[7]	1,710,298	N/A	N/A
NVIT Growth Fund[6]	541,501	184,417	N/A
NVIT Health Sciences Fund[6]	285,873	71,310	N/A
NVIT International Index Fund	520,903	117,557	31,059
NVIT Mid Cap Index Fund	853,030	898,300	521,505
NVIT Money Market Fund[7]	1,021,914	N/A	N/A
NVIT Money Market Fund II7	128,692	N/A	N/A
NVIT Multi-Manager International Growth Fund[3]	694,123	N/A	N/A
NVIT Multi-Manager International Value Fund[8]	1,412,674	1,713,229	1,118,594
NVIT Multi-Manager Large Cap Growth Fund[3]	123,050	N/A	N/A
NVIT Multi-Manager Large Cap Value Fund[3]	139,218	N/A	N/A
NVIT Multi-Manager Mid Cap Growth Fund[3]	290,926	N/A	N/A
NVIT Multi-Manager Mid Cap Value Fund[3]	539,665	N/A	N/A
NVIT Multi-Manager Small Cap Growth Fund	637,949	832,152	920,095
NVIT Multi-Manager Small Cap Value Fund	1,843,625	2,883,206	3,346,843
NVIT Multi-Manager Small Company Fund[9]	3,526,365	5,124,274	5,613,174
NVIT Multi Sector Bond Fund[10]	582,178	696,635	720,919
NVIT Nationwide Fund	4,372,380	1,381,924	N/A
NVIT Nationwide Leaders Fund[6]	98,705	32,811	N/A
NVIT S&P 500 Index Fund	393,246	342,017	76,535

	YEAR ENDED DECEMBER 31,
FUND	2008	2007	2006
NVIT Short Term Bond Fund[3]	46,206	N/A	N/A
NVIT Small Cap Index Fund[11]	204,364	165,925	N/A
NVIT Technology and Communications Fund[6]	150,586	113,022	N/A
NVIT U.S. Growth Leaders Fund[6]	224,736	70,510	N/A
Oppenheimer NVIT Large Cap Growth Fund[2]	N/A	N/A	N/A
Templeton NVIT International Value Fund[2]	N/A	N/A	N/A
Van Kampen NVIT Comstock Value Fund	849,327	1,242,894	854,125
Van Kampen NVIT Real Estate Fund[3]	16,217	N/A	N/A

1	The amounts include any fees, if applicable, paid to NWD Management & Research Trust (“NWDMR”). On September 29, 2006, NWDMR transferred all of its investment advisory responsibilities to its wholly-owned investment advisory subsidiary, NFA.
2	Fund did not commence operations until March 25, 2009.
3	Fund commenced operations on March 24, 2008.
4	Fund commenced operations on April 20, 2007.
5	Fund became subadvised by the previous investment adviser on May 1, 2007.
6	Fund had no subadviser and was advised directly by NFA until October 1, 2007.
7	The NVIT Government Bond Fund, NVIT Money Market Fund and NVIT Money Market Fund II did not have subadviser arrangements until January 1, 2008.
8	AllianceBernstein and JPMorgan became subadvisers to the NVIT Multi-Manager International Value Fund on November 14, 2007 and February 7, 2008, respectively.
9	Putnam became a subadviser to the NVIT Multi-Manager Small Company Fund on November 28, 2007.
10	Logan Circle became subadviser to the NVIT Multi Sector Bond Fund on February 2, 2009.
11	Fund commenced operations on April 13, 2007.

Multi-Manager Structure

     NFA and the Trust have received from the SEC an exemptive order for a multi-manager structure which allows NFA to hire, replace or terminate unaffiliated subadvisers without the approval of shareholders; the order also allows NFA to revise a subadvisory agreement with an unaffiliated subadviser without shareholder approval. If a new unaffiliated subadviser is hired, the change will be communicated to shareholders within 90 days of such change, and all change will be approved by the Trust’s Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust or NFA. The order is intended to facilitate the efficient operation of the Funds and afford the Trust increased management flexibility.

     NFA provides investment management evaluation services to the Funds principally by performing initial due diligence on prospective subadvisers for the Funds and thereafter monitoring the performance of the subadvisers through quantitative and qualitative analysis as well as periodic in-person, telephonic and written consultations with the subadvisers. NFA has responsibility for communicating performance expectations and evaluations to the subadviser and ultimately recommending to the Trust’s Board of Trustees whether a subadviser’s contract should be renewed, modified or terminated; however, NFA does not expect to recommend frequent changes of subadvisers. NFA will regularly provide written reports to the Trust’s Board of Trustees regarding the results of their evaluation and monitoring functions. Although NFA will monitor the performance of the subadvisers, there is no certainty that the subadvisers or the Funds will obtain favorable results at any given time.

Portfolio Managers

     Appendix C contains the following information regarding each of the portfolio managers identified in the Funds’ prospectuses: (i) the dollar range of the portfolio manager’s investments in each Fund; (ii) a description of the portfolio manager’s compensation structure; and (iii) information regarding other accounts managed by the portfolio manager and potential conflicts of interest that might arise from the management of multiple accounts.

Distributor

     Nationwide Fund Distributors LLC (“NFD” or the “Distributor”), 1200 River Road, Suite 1000, Conshohocken, PA 19428 serves as underwriter for each of the Funds in the continuous distribution of their shares pursuant to an Underwriting Agreement dated May 1, 2007 (the “Underwriting Agreement”). Unless otherwise terminated, the Underwriting Agreement will continue for an initial period of two years and from year to year thereafter for successive annual periods, if, as to each Fund, such continuance is approved at least annually by (i) the Trust’s Board of Trustees or by the vote of a majority of the outstanding shares of that Fund, and (ii) the vote of a majority of the Trustees of the Trust who are not parties to the Underwriting Agreement or interested persons (as defined in the 1940 Act) of any party to the Underwriting Agreement, cast in person at a meeting called for the purpose of voting on such approval. The Underwriting Agreement may be terminated in the event of any assignment, as defined in the 1940 Act. NFD is a wholly-owned subsidiary of NFS Distributors, Inc., which in turn is a wholly-owned subsidiary of NFS. The following entities or people are affiliates of the Trust and are also affiliates of NFD:

Nationwide Fund Advisors
Nationwide Fund Management LLC
Nationwide SA Capital Trust
Nationwide Life Insurance Company
Nationwide Life and Annuity Insurance Company
Nationwide Financial Services, Inc.
Nationwide Corporation
Nationwide Mutual Insurance Company
Lynnett Berger
Michael Butler
Joseph Finelli
Stephen T. Grugeon
Doff Meyer
Eric Miller
Dorothy Sanders
Michael S. Spangler

     In its capacity as Distributor, NFD solicits orders for the sale of shares, advertises and pays the costs of distributions, advertising, office space and the personnel involved in such activities. NFD receives no compensation under the Underwriting Agreement with the Trust, but may retain all or a portion of the 12b-1 fee, if any, imposed up sales of shares of each of the Funds.

Distribution Plan

     The Trust has adopted a Distribution Plan (the “Plan”) under Rule 12b-1 of the 1940 Act with respect to certain classes of shares of certain Funds. The Plan permits such Funds to compensate NFD, as the Funds’ principal underwriter, for expenses associated with the distribution of certain classes of shares of the Funds. Under the Plan, NFD pays an annual fee in an amount that will not exceed the following amounts:

FUNDS	AMOUNT
AllianceBernstein NVIT Global Fixed Income Fund[1]	0.25% of the average daily net assets of Class
American Century NVIT Multi Cap Value Fund[2]	II shares of each Fund, all of which will be
Gartmore NVIT Developing Markets Fund	considered a distribution fee.
Gartmore NVIT Emerging Markets Fund
Gartmore NVIT International Equity Fund
Gartmore NVIT Global Utilities Fund
Gartmore NVIT Worldwide Leaders Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund
Neuberger Berman NVIT Socially Responsible Fund[3]
NVIT Nationwide Fund

                                                                                                                                                  83

NVIT Bond Index Fund
NVIT Core Bond Fund
NVIT Core Plus Bond Fund
NVIT Enhanced Income Fund
NVIT Global Financial Services Fund
NVIT Government Bond Fund
NVIT Health Sciences Fund
NVIT International Index Fund
NVIT Mid Cap Index Fund
NVIT Multi-Manager International Growth Fund
NVIT Multi-Manager International Value Fund
NVIT Multi-Manager Large Cap Growth Fund
NVIT Multi-Manager Large Cap Value Fund
NVIT Multi-Manager Mid Cap Growth Fund
NVIT Multi-Manager Mid Cap Value Fund
NVIT Multi-Manager Small Cap Growth Fund
NVIT Multi-Manager Small Cap Value Fund
NVIT Multi-Manager Small Company Fund
NVIT Nationwide Leaders Fund
NVIT S&P 500 Index Fund
NVIT Short Term Bond Fund
NVIT Small Cap Index Fund
NVIT Technology and Communications Fund
NVIT U.S. Growth Leaders Fund
Oppenheimer NVIT Large Cap Growth Fund
Templeton NVIT International Value Fund
Van Kampen NVIT Comstock Value Fund
Van Kampen NVIT Real Estate Fund

NVIT Money Market Fund II	0.25% of the average daily net assets of
shares of the Fund, all of which will be
considered a distribution fee.

AllianceBernstein NVIT Global Fixed Income Fund[1]	0.25% of the average daily net assets of Class
Gartmore NVIT Emerging Markets Fund	VI Fund shares of each Fund, all of which
Gartmore NVIT International Equity Fund	will be considered a distribution fee.
Gartmore NVIT Worldwide Leaders Fund
NVIT Health Sciences Fund
NVIT International Index Fund
NVIT Multi-Manager International Growth Fund
NVIT Multi-Manager International Value Fund
NVIT Technology and Communications Fund
Templeton NVIT International Value Fund

NVIT International Index Fund	0.40% of the average daily net assets of Class
VIII Fund shares of each Fund, all of which
will be considered a distribution fee.

[1]	The Trust, on behalf of the AllianceBernstein NVIT Global Fixed Income Fund, and NFD have entered into a contract waiving 0.04% of the Distribution and/or Service (12b-1) Fee for Class II and Class VI shares until at least May 1, 2010.
[2]	The Trust, on behalf of the American Century NVIT Multi Cap Value Fund, and NFD have entered into a contract waiving 0.08% of the Distribution and/or Service (12b-1) Fee for Class II shares until at least May 1, 2010.

[3]	The Trust, on behalf of the Neuberger Berman NVIT Socially Responsible Fund, and NFD have entered into a contract waiving 0.16% of the Distribution and/or Service (12b-1) Fee for Class II shares until at least August 1, 2009.

     During the fiscal year ended December 31, 2008, NFD earned the following distribution fees under the Plan:

FUND	FEES PAID

AllianceBernstein NVIT Global Fixed Income Fund[1]	N/A
American Century NVIT Multi Cap Value Fund[1]	N/A
Federated NVIT High Income Bond Fund	—
Gartmore NVIT Developing Markets Fund	$739,941
Gartmore NVIT Emerging Markets Fund	228,206
Gartmore NVIT Global Utilities Fund	1,685
Gartmore NVIT International Equity Fund	3,633
Gartmore NVIT Worldwide Leaders Fund	—
Neuberger Berman NVIT Multi Cap Opportunities Fund	956
Neuberger Berman NVIT Socially Responsible Fund	108,067
NVIT Bond Index Fund	—
NVIT Core Bond Fund	2,003
NVIT Core Plus Bond Fund	2,017
NVIT Enhanced Income Fund	—
NVIT Global Financial Services Fund	2,518
NVIT Government Bond Fund	33,407
NVIT Growth Fund	—
NVIT Health Sciences Fund	44,516
NVIT International Index Fund	92,480
NVIT Mid Cap Index Fund	42,136
NVIT Money Market Fund	—
NVIT Money Market Fund II	804,183
NVIT Multi-Manager International Growth Fund	301,639
NVIT Multi-Manager International Value Fund	431,810
NVIT Multi-Manager Large Cap Growth Fund	437
NVIT Multi-Manager Large Cap Value Fund	2,358
NVIT Multi-Manager Mid Cap Growth Fund	125,918
NVIT Multi-Manager Mid Cap Value Fund	267,470
NVIT Multi-Manager Small Cap Growth Fund	51,568
NVIT Multi-Manager Small Cap Value Fund	75,547
NVIT Multi-Manager Small Company Fund	237,065
NVIT Multi Sector Bond Fund	—
NVIT Nationwide Fund	960,379
NVIT Nationwide Leaders Fund	—
NVIT S&P 500 Index Fund	—
NVIT Short Term Bond Fun	12,807
NVIT Small Cap Index Fund	—
NVIT Technology and Communications Fund	25,114
NVIT U.S. Growth Leaders Fund	47,537
Oppenheimer NVIT Large Cap Growth Fund[1]	N/A
Templeton NVIT International Value Fund[1]	N/A
Van Kampen NVIT Comstock Value Fund	446,816
Van Kampen NVIT Real Estate Fund	2,126

1 Fund did not commence operations until March 25, 2009.

     These fees will be paid to NFD for activities or expenses primarily intended to result in the sale or servicing of Fund shares. Distribution fees may be paid to NFD, to an insurance company or its eligible affiliates for distribution activities related to the indirect marketing of the Funds to the owners of variable insurance contracts ("contract owners"), or to any other eligible institution. As described above, a distribution fee may be paid pursuant to the Plan for services including, but not limited to:

(i) Underwriter services including (1) distribution personnel compensation and expenses, (2) overhead, including office, equipment and computer expenses, supplies and travel, (3) procurement of information, analysis and reports related to marketing and promotional activities and (4) expenses related to marketing and promotional activities;

(ii) Printed documents including (1) fund prospectuses, statements of additional information and reports for prospective contract owners and (2) promotional literature regarding the Fund;

(iii) Wholesaling services by NFD or the insurance company including (1) training, (2) seminars and sales meetings and (3) compensation;

(iv) Life insurance company distribution services including (1) fund disclosure documents and reports (2) variable insurance marketing materials, (3) Fund sub-account performance figures, (4) assisting prospective contract owners with enrollment matters, (5) compensation to the salesperson of the variable insurance contract and (6) providing other reasonable help with the distribution of Fund shares to life insurance companies; and

(v) Life insurance company contract owner support.

     As required by Rule 12b-1, the Plan was approved by the Board of Trustees, including a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the operation of the Plan (the “Independent Trustees”). The Plan was initially approved by the Board of Trustees on March 1, 2001. The Plan may be amended from time to time by vote of a majority of the Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for that purpose. The Plan may be terminated as to the applicable shares of a Fund by vote of a majority of the Independent Trustees, or by vote of a majority of the outstanding shares of that Class or Fund, as applicable. Any change in the Plan that would materially increase the distribution cost to the applicable shareholders requires shareholder approval. The Trustees review quarterly a written report of such costs and the purposes for which such costs have been incurred. As long as the Plan is in effect, selection and nomination of those Trustees who are not interested persons of the Trust shall be committed to the discretion of such disinterested persons. All agreements with any person relating to the implementation of the Plan may be terminated at any time on 60 days written notice without payment of any penalty, by vote of a majority of the Independent Trustees or by a vote of the majority of the outstanding applicable shares. The Plan will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees, and (ii) by a vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose. The Board of Trustees has a duty to request and evaluate such information as may be reasonably necessary for them to make an informed determination of whether the Plan should be implemented or continued. In addition the Trustees in approving the Plan as to a Fund must determine that there is a reasonable likelihood that the Plan will benefit such Fund and its shareholders.

     The Board of Trustees of the Trust believes that the Plan is in the best interests of the Funds since it encourages Fund growth and maintenance of Fund assets. As the Funds grow in size, certain expenses, and therefore total expenses per share, may be reduced and overall performance per share may be improved.

     NFD may enter into, from time to time, agreements with selected dealers pursuant to which such dealers will provide certain services in connection with the distribution of a Fund’s shares including, but not limited to, those discussed above. NFD, or an affiliate of NFD, pays additional amounts from its own resources to dealers or other financial intermediaries, including its affiliate, NFS or its subsidiaries, for aid in distribution or for aid in providing administrative services to shareholders.

The Trust has been informed by NFD that during the fiscal year ended December 31, 2008, the following expenditures were made using the 12b-1 fees received by NFD with respect to the Funds:

			FINANCING
			CHARGES	BROKER-
	PROSPECTUS	DISTRIBUTOR	WITH	DEALER
	PRINTING &	COMPENSATION RESPECT TO B COMPENSATION
FUND	MAILING[1]	& COSTS	& C SHARES	& COSTS[2]

AllianceBernstein NVIT Global Fixed Income Fund[3]	N/A	N/A	N/A	N/A
American Century NVIT Multi Cap Value Fund[3]	N/A	N/A	N/A	N/A
Federated NVIT High Income Bond Fund	$0	$0	N/A	--
Gartmore NVIT Developing Markets Fund	242	2,996	N/A	$736,703
Gartmore NVIT Emerging Markets Fund	654	47	N/A	227,504
Gartmore NVIT Global Utilities Fund	4	0	N/A	1,681
Gartmore NVIT International Equity Fund	177	0	N/A	3,456
Gartmore NVIT Worldwide Leaders Fund	0	0	N/A	--
Neuberger Berman NVIT Multi Cap Opportunities Fund	6	6	N/A	951
Neuberger Berman NVIT Socially Responsible Fund	0	0	N/A	108,709
NVIT Bond Index Fund	0	0	N/A	--
NVIT Core Bond Fund	0	0	N/A	2,014
NVIT Core Plus Bond Fund	0	0	N/A	2,023
NVIT Enhanced Income Fund	0	0	N/A	0
NVIT Global Financial Services Fund	5	0	N/A	2,513
NVIT Government Bond Fund	10	0	N/A	33,397
NVIT Growth Fund	0	0	N/A	--
NVIT Health Sciences Fund	0	0	N/A	44,523
NVIT International Index Fund	181	0	N/A	89,381
NVIT Mid Cap Index Fund	76	0	N/A	42,060
NVIT Money Market Fund	0	0	N/A	--
NVIT Money Market Fund II	0	0	N/A	806,018
NVIT Multi-Manager International Growth Fund	0	0	N/A	302,940
NVIT Multi-Manager International Value Fund	625	0	N/A	431,185
NVIT Multi-Manager Large Cap Growth Fund	10	0	N/A	427
NVIT Multi-Manager Large Cap Value Fund	0	0	N/A	2,372
NVIT Multi-Manager Mid Cap Growth Fund	0	0	N/A	126,472
NVIT Multi-Manager Mid Cap Value Fund	0	0	N/A	268,642
NVIT Multi-Manager Small Cap Growth Fund	143	0	N/A	51,425
NVIT Multi-Manager Small Cap Value Fund	111	0	N/A	75,437
NVIT Multi-Manager Small Company Fund	308	0	N/A	236,757
NVIT Multi Sector Bond Fund	0	0	N/A	--
NVIT Nationwide Fund	865	0	N/A	959,513
NVIT Nationwide Leaders Fund	0	0	N/A	--
NVIT S&P 500 Index Fund	0	0	N/A	--
NVIT Short Term Bond Fund	0	0	N/A	12,968
NVIT Small Cap Index Fund	0	0	N/A	--
NVIT Technology and Communications Fund	105	0	N/A	25,008
NVIT U.S. Growth Leaders Fund	63	0	N/A	47,474
Oppenheimer NVIT Large Cap Growth Fund[3]	N/A	N/A	N/A	N/A
Templeton NVIT International Value Fund[3]	N/A	N/A	N/A	N/A
Van Kampen NVIT Comstock Value Fund	992	579	N/A	445,246
Van Kampen NVIT Real Estate Fund	2	2	N/A	2,125

1	Printing and/or mailing of prospectuses to other than current Fund shareholders.
2	Broker-dealer compensation and costs were primarily paid to Nationwide Investment Services Corporation, an affiliate of NFD and underwriter of variable insurance contracts, which are offered by the life insurance company affiliates of NFS.
3	Fund did not commence operations until March 25, 2009.

     A Fund may not recoup the amount of unreimbursed expenses in a subsequent fiscal year and does not generally participate in joint distribution activities with other Funds. To the extent that certain Funds utilize the remaining Rule 12b-1 fees not allocated to “Broker-Dealer Compensation and Costs” or “Printing and Mailing” of a prospectus which covers multiple Funds, however, such other Funds may benefit indirectly from the distribution of the Fund paying the Rule 12b-1 fees.

Administrative Services Plan

     Under the terms of an Administrative Services Plan, a Fund is permitted to enter Servicing Agreements with servicing organizations who agree to provide certain administrative support services for the Funds. Such administrative support services include but are not limited to the following: establishing and maintaining shareholder accounts, processing purchase and redemption transactions, arranging for bank wires, performing shareholder sub-accounting, answering inquiries regarding the Funds, providing periodic statements showing the account balance for beneficial owners or for Plan participants or contract holders of insurance company separate accounts, transmitting proxy statements, periodic reports, updated prospectuses and other communications to shareholders and, with respect to meetings of shareholders, collecting, tabulating, and forwarding to the Trust executed proxies and obtaining such other information and performing such other services as may reasonably be required.

     As authorized by the Administrative Services Plan, the Trust has entered into a Fund Participation Agreement, effective May 2, 2005, pursuant to which NFS has agreed to provide certain administrative support services to the Funds held beneficially by its customers. NFS is a majority owned subsidiary of Nationwide Corporation, and is the parent company of NFA, and the indirect parent company of NFD. In consideration for providing administrative support services, NFS and other entities with which the Trust may enter into Servicing Agreements will receive a fee, computed at the annual rate of up to 0.25% of the average daily net assets of the Class I, Class II, Class III, Class VI or Class VIII shares of the Funds, the annual rate of up to 0.20% of the average daily net assets of Class IV shares of the Funds and at the annual rate of up to 0.10% of the average daily net assets of the Class V shares held by customers of NFS or any such other entity. No fee is paid with respect to the Class Y shares of any Fund.

     During the fiscal years ended December 31, 2008, 2007 and 2006, NFS and its affiliates earned $27,719,559, $29,885,454, and $23,841,947 in administrative services fees from the Funds.

Fund Administration and Transfer Agency Services

     Under the terms of a Fund Administration and Transfer Agency Agreement dated May 1, 2007, as amended and restated June 11, 2008, Nationwide Fund Management LLC (“NFM”), an indirect wholly-owned subsidiary of NFS, provides various administrative and accounting services to the Funds, including daily valuation of the Funds' shares, preparation of financial statements, tax returns, and regulatory reports, and presentation of quarterly reports to the Board of Trustees. NFM also serves as transfer agent and dividend disbursing agent for each of the Funds. NFM is located at 1200 River Road, Conshohocken, Pennsylvania 19428. Each Fund pays NFM a combined annual fee for fund administration and transfer agency services based on the Trust's average daily net assets according to the following schedule*:

ASSET LEVEL[1]	AGGREGATE TRUST FEE AS A PERCENTAGE OF
NET ASSETS

up to $1 billion	0.15%
$1 billion and more up to $3 billion	0.10%
$3 billion and more up to $8 billion	0.05%
$8 billion and more up to $10 billion	0.04%
$10 billion and more up to $12 billion	0.02%

$12 billion or more	0.01%

1	The assets of each of the Investor Destinations Funds and Cardinal Funds (the “Fund of Funds”), which are featured in a separate Statement of Additional Information, are excluded from the Trust asset level amount in order to calculate this asset based fee. The Funds of Funds do not pay any part of this fee.

*In addition to these fees, the Trust also pays out-of-pocket expenses (including, but not limited to, the cost of pricing services that NFM utilizes) reasonably incurred by NFM in providing services to the Trust.

     During the fiscal years ended December 31, 2008, 2007, and 2006, Nationwide SA Capital Trust, the Trust’s previous administrator, and NFM, were paid combined fund administration and transfer agency fees from the Funds as follows:

FUND	2008	2007	2006

AllianceBernstein NVIT Global Fixed Income Fund[1]	N/A	N/A	N/A
American Century NVIT Multi Cap Value Fund[1]	N/A	N/A	N/A
Federated NVIT High Income Bond Fund	$87,591	$179,930	$204,678
Gartmore NVIT Developing Markets Fund	140,611	213,875	232,254
Gartmore NVIT Emerging Markets Fund	161,513	197,316	193,097
Gartmore NVIT Global Utilities Fund	22,691	53,129	44,788
Gartmore NVIT International Equity Fund	45,663	70,319	60,709
Gartmore NVIT Worldwide Leaders Fund	18,055	42,740	43,491
Neuberger Berman NVIT Multi Cap Opportunities Fund[2]	826	N/A	N/A
Neuberger Berman NVIT Socially Responsible Fund[2]	57,931	N/A	N/A
NVIT Bond Index Fund	708,421	549,033	N/A
NVIT Core Bond Fund[2]	21,089	0	0
NVIT Core Plus Bond Fund[2]	14,856	0	0
NVIT Enhanced Income Fund	100,961	74,732	N/A
NVIT Global Financial Services Fund	11,563	30,891	34,565
NVIT Government Bond Fund	640,270	594,398	742,447
NVIT Growth Fund	71,455	106,254	143,171
NVIT Health Sciences Fund	26,904	31,896	42,867
NVIT International Index Fund	224,565	141,819	75,073
NVIT Mid Cap Index Fund	519,751	572,115	425,044
NVIT Money Market Fund	1,076,026	1,083,309	1,137,517
NVIT Money Market Fund II	148,694	127,294	197,226
NVIT Multi-Manager International Growth Fund[2]	66,471	N/A	N/A
NVIT Multi-Manager International Value Fund	153,479	253,240	221,103
NVIT Multi-Manager Large Cap Growth Fund[2]	18,546	N/A	N/A
NVIT Multi-Manager Large Cap Value Fund[2]	18,829	N/A	N/A
NVIT Multi-Manager Mid Cap Growth Fund[2]	30,140	N/A	N/A
NVIT Multi-Manager Mid Cap Value Fund[2]	55,347	N/A	N/A
NVIT Multi-Manager Small Cap Growth Fund	46,423	71,533	104,196
NVIT Multi-Manager Small Cap Value Fund	168,882	331,585	497,317
NVIT Multi-Manager Small Company Fund	282,952	484,968	688,111
NVIT Multi Sector Bond Fund	90,725	179,084	220,293
NVIT Nationwide Fund	700,066	935,732	1,124,043
NVIT Nationwide Leaders Fund	11,577	18,304	17,863
NVIT S&P 500 Index Fund	978,205	851,565	241,723
NVIT Short Term Bond Fund[2]	21,416	0	0
NVIT Small Cap Index Fund	138,085	121,272	N/A
NVIT Technology and Communications Fund	20,441	27,846	27,384
NVIT U.S. Growth Leaders Fund	24,403	31,644	45,755
Oppenheimer NVIT Large Cap Growth Fund[1]	N/A	N/A	N/A
Templeton NVIT International Value Fund[1]	N/A	N/A	N/A
Van Kampen NVIT Comstock Value Fund	134,562	214,028	182,535
Van Kampen NVIT Real Estate Fund[2]	1,936	N/A	N/A

1	Fund did not commence operations until March 25, 2009.
2	Fund commenced operations on March 24, 2008.

Sub-Administration

     NFM has entered into a Services Agreement with Citi Fund Services Ohio, Inc. (“Citi”), effective November 1, 2001, to provide certain fund administration and transfer agency services for each of the Funds. For these services, NFM pays Citi an annual fee based on the average daily net assets of the aggregate of all the Funds of the Trust for which Citi provides such services.

Custodian

     JPMorgan Chase Bank, 270 Park Avenue, New York, NY 10008, is the Custodian for the Funds and makes all receipts and disbursements under a Custody Agreement. The Custodian performs no managerial or policy making functions for the Funds.

Legal Counsel

     Stradley Ronon Stevens & Young, LLP, 2600 One Commerce Square, Philadelphia, PA 19103, serves as the Trust’s legal counsel.

Independent Registered Public Accounting Firm

     PricewaterhouseCoopers LLP, Two Commerce Square, Suite 1700, 2001 Market Street, Philadelphia, PA 19103-7042, serves as the Independent Registered Public Accounting Firm for the Trust.

BROKERAGE ALLOCATION

     NFA and each subadviser is responsible for decisions to buy and sell securities and other investments for the Funds, the selection of brokers and dealers to effect the transactions and the negotiation of brokerage commissions, if any. In transactions on stock and commodity exchanges in the United States, these commissions are negotiated, whereas on foreign stock and commodity exchanges these commissions are generally fixed and are generally higher than brokerage commissions in the United States. In the case of securities traded on the over-the-counter markets or for securities traded on a principal basis, there is generally no commission, but the price includes a spread between the dealer's purchase and sale price. This spread is the dealer's profit. In underwritten offerings, the price includes a disclosed, fixed commission or discount. Most short-term obligations are normally traded on a “principal” rather than agency basis. This may be done through a dealer (e.g., a securities firm or bank) who buys or sells for its own account rather than as an agent for another client, or directly with the issuer.

     Except as described below, the primary consideration in portfolio security transactions is best price and execution of the transaction i.e., execution at the most favorable prices and in the most effective manner possible. "Best price-best execution" encompasses many factors affecting the overall benefit obtained by the client account in the transaction including, but not necessarily limited to, the price paid or received for a security, the commission charged, the promptness, availability and reliability of execution, the confidentiality and placement accorded the order, and customer service. Therefore, "best price-best execution" does not necessarily mean obtaining the best price alone but is evaluated in the context of all the execution services provided. NFA and the subadvisers have complete freedom as to the markets in and the broker-dealers through which they seek this result.

     Subject to the primary consideration of seeking best price-best execution and as discussed below, securities may be bought or sold through broker-dealers who have furnished statistical, research, and other information or services to NFA or a subadviser. In placing orders with such broker-dealers, NFA or the subadviser will, where possible, take into account the comparative usefulness of such information. Such information is useful to NFA or a subadviser even though its dollar value may be indeterminable, and its receipt or availability generally does not reduce NFA’s or a subadviser's normal research activities or expenses.

     There may be occasions when portfolio transactions for a Fund are executed as part of concurrent authorizations to purchase or sell the same security for trusts or other accounts (including other mutual funds) served by NFA or a subadviser or by an affiliated company thereof. Although such concurrent authorizations potentially could be either advantageous or disadvantageous to a Fund, they are effected only when NFA or a subadviser believes that to do so is in the interest of the Fund. When such concurrent authorizations occur, the executions will be allocated in an equitable manner.

     In purchasing and selling investments for the Funds, it is the policy of NFA and each subadviser to obtain best execution at the most favorable prices through responsible broker-dealers. The determination of what may constitute best execution in a securities transaction by a broker involves a number of considerations, including the overall direct net economic result to the Fund (involving both price paid or received and any commissions and other costs paid), the efficiency with which the transaction is effected, the ability to effect the transaction at all when a large block is involved, the availability of the broker to stand ready to execute possibly difficult transactions in the future, the professionalism of the broker, and the financial strength and stability of the broker. These considerations are judgmental and are weighed by NFA or a subadviser in determining the overall reasonableness of securities executions and commissions paid. In selecting broker-dealers, NFA or a subadviser will consider various relevant factors, including, but not limited to, the size and type of the transaction; the nature and character of the markets for the security or asset to be purchased or sold; the execution efficiency, settlement capability and financial condition of the broker-dealer’s firm; the broker-dealer’s execution services, rendered on a continuing basis; and the reasonableness of any commissions.

     NFA and each subadviser may cause a Fund to pay a broker-dealer who furnishes brokerage and/or research services a commission that is in excess of the commission another broker-dealer would have received for executing the transaction if it is determined, pursuant to the requirements of Section 28(e) of the Exchange Act, that such commission is reasonable in relation to the value of the brokerage and/or research services provided. Such research services may include, among other things, analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy, analytic or modeling software, market data feeds and historical market information. Any such research and other information provided by brokers to NFA or a subadviser is considered to be in addition to and not in lieu of services required to be performed by it under its investment advisory or subadvisory agreement, as the case may be. The fees paid to NFA or a subadviser pursuant to its respective investment advisory or subadvisory agreement are not reduced by reason of its receiving any brokerage and research services. The research services provided by broker-dealers can be useful to NFA or a subadviser in serving its other clients. All research services received from the brokers to whom commission are paid are used collectively, meaning such services actually may not be utilized in connection with each client account that may have provided the commission paid to the brokers providing such services. NFA and the subadvisers are prohibited from considering the broker-dealers sale of shares of any Fund for which it serves as investment adviser or subadviser, except as may be specifically permitted by law.

     Fund portfolio transactions may be effected with broker-dealers who have assisted investors in the purchase of variable annuity contracts or variable insurance policies issued by Nationwide Life Insurance Company or Nationwide Life & Annuity Insurance Company. However, neither such assistance nor sale of other investment company shares is a qualifying or disqualifying factor in a broker-dealer's selection, nor is the selection of any broker-dealer based on the volume of shares sold.

     The following table lists, for the fiscal year ended December 31, 2008, the total amount of transactions that were directed to brokers in exchange for research services provided and the amount of commissions the Funds paid in connection with such transactions. This information has been provided by the respective Fund’s subadvisers and is believed to be reliable. However, the Funds have not independently verified such information.

FOR THE FISCAL YEAR ENDED DECEMBER 31, 2008

FUND	TOTAL BROKERAGE	TOTAL AMOUNT
	COMMISSIONS	OF
		TRANSACTIONS
		ON WHICH
		COMMISSIONS
		PAID
AllianceBernstein NVIT Global Fixed Income	N/A	N/A
Fund[1]
American Century NVIT Multi Cap Value Fund[1]	N/A	N/A
Federated NVIT High Income Bond Fund	--	--
Gartmore NVIT Developing Markets Fund	$690,519	$466,406,257
Gartmore NVIT Emerging Markets Fund	758,350	424,412,921
Gartmore NVIT Global Utilities Fund	33,285	31,545,470
Gartmore NVIT International Equity Fund	298,106	214,210,360
Gartmore NVIT Worldwide Leaders Fund	264,071	132,548,824
Neuberger Berman NVIT Multi Cap	197	148,659
Opportunities Fund
Neuberger Berman NVIT Socially Responsible	20,483	17,607,874
Fund
NVIT Bond Index Fund	--	--
NVIT Core Bond Fund	--	--
NVIT Core Plus Bond Fund	--	--
NVIT Enhanced Income Fund	--	--
NVIT Global Financial Services Fund	7,583	6,958,283
NVIT Government Bond Fund	--	--
NVIT Growth Fund	100,200	105,487,930
NVIT Health Sciences Fund	34,199	31,012,588
NVIT International Index Fund	--	--
NVIT Mid Cap Index Fund	--	--
NVIT Money Market Fund	--	--
NVIT Money Market Fund II	--	--
NVIT Multi-Manager International Growth Fund	277,243	163,525,619
NVIT Multi-Manager International Value Fund	125,875	142,341,187
NVIT Multi-Manager Large Cap Growth Fund	10,897	12,273,876
NVIT Multi-Manager Large Cap Value Fund	40,801	59,063,394
NVIT Multi-Manager Mid Cap Growth Fund	13,060	11,710,314
NVIT Multi-Manager Mid Cap Value Fund	106,364	112,458,346
NVIT Multi-Manager Small Cap Growth Fund	54,510	46,201,362
NVIT Multi-Manager Small Cap Value Fund	357,965	223,982,833
NVIT Multi-Manager Small Company Fund	531,944	435,970,289
NVIT Multi Sector Bond Fund	--	--
NVIT Nationwide Fund	54,960	63,053,890

                                                                                                                                                  92

NVIT Nationwide Leaders Fund	67,118	65,244,127
NVIT S&P 500 Index Fund	--	--
NVIT Short Term Bond Fund	--	--
NVIT Small Cap Index Fund	--	--
NVIT Technology and Communications Fund	1,486,075	1,471,764,732
NVIT U.S. Growth Leaders Fund	67,118	65,244,127
Oppenheimer NVIT Large Cap Growth Fund[1]	N/A	N/A
Templeton NVIT International Value Fund[1]	N/A	N/A
Van Kampen NVIT Comstock Value Fund	281,763	275,957,984
Van Kampen NVIT Real Estate Fund	6,927	9,910,273

[1] Fund did not commence operations until March 25, 2009.

     The following table lists the total amount of brokerage commissions paid to brokers for each of the Funds for the fiscal years ended December 31, 2008, 2007 and 20061:

FUND	2008	2007	2006

AllianceBernstein NVIT Global Fixed Income Fund[2]	N/A	N/A	N/A
American Century NVIT Multi Cap Value Fund[2]	N/A	N/A	N/A
Federated NVIT High Income Bond Fund	$868	$372	$634
Gartmore NVIT Developing Markets Fund	903,277	1,265,525	1,991,790
Gartmore NVIT Emerging Markets Fund	960,405	989,943	1,532,665
Gartmore NVIT Global Utilities Fund	41,901	143,066	128,281
Gartmore NVIT International Equity Fund	401,633	510,934	423,095
Gartmore NVIT Worldwide Leaders Fund	254,263	417,777	390,456
Neuberger Berman NVIT Multi Cap Opportunities Fund[3]	1,888	197	N/A
Neuberger Berman NVIT Socially Responsible Fund[3]	172,276	N/A	N/A
NVIT Bond Index Fund	--	480	N/A
NVIT Core Bond Fund[3]	N/A	N/A	N/A
NVIT Core Plus Bond Fund[3]	N/A	N/A	N/A
NVIT Enhanced Income Fund	--	--	N/A
NVIT Global Financial Services Fund	67,098	120,667	208,168
NVIT Government Bond Fund	--	--	--
NVIT Growth Fund	639,512	949,455	1,351,988
NVIT Health Sciences Fund	104,522	138,073	331,337
NVIT International Index Fund	210,701	138,590	24,227
NVIT Mid Cap Index Fund	62,588	89,512	52,731
NVIT Money Market Fund	--	--	--
NVIT Money Market Fund II	--	--	--
NVIT Multi-Manager International Growth Fund[3]	526,531	N/A	N/A
NVIT Multi-Manager International Value Fund	580,102	503,521	512,152
NVIT Multi-Manager Large Cap Growth Fund[3]	90,185	N/A	N/A
NVIT Multi-Manager Large Cap Value Fund[3]	102,976	N/A	N/A
NVIT Multi-Manager Mid Cap Growth Fund[3]	162,994	N/A	N/A
NVIT Multi-Manager Mid Cap Value Fund[3]	295,158	N/A	N/A
NVIT Multi-Manager Small Cap Growth Fund	228,882	189,154	221,918
NVIT Multi-Manager Small Cap Value Fund	1,441,576	1,860,192	3,033,937
NVIT Multi-Manager Small Company Fund	1,633,261	1,964,100	2,502,553
NVIT Multi Sector Bond Fund	30,342	57,516	29,764
NVIT Nationwide Fund	9,282,445	11,319,365	6,523,467
NVIT Nationwide Leaders Fund	260,600	399,486	317,399
NVIT S&P 500 Index Fund	69,582	99,580	31,613
NVIT Short Term Bond Fund[3]	N/A	N/A	N/A

FUND	2008	2007	2006
NVIT Small Cap Index Fund	29,740	76,797	N/A
NVIT Technology and Communications Fund	571,477	875,359	549,620
NVIT U.S. Growth Leaders Fund	350,666	359,430	523,394
Oppenheimer NVIT Large Cap Growth Fund[2]	N/A	N/A	N/A
Templeton NVIT International Value Fund[2]	N/A	N/A	N/A
Van Kampen NVIT Comstock Value Fund	375,153	185,224	166,532
Van Kampen NVIT Real Estate Fund[3]	6,926	N/A	N/A

1	This information has been provided by the respective Fund’s subadvisers, and the information is believed to be reliable, however, the Funds have not independently verified it.
2	Fund did not commence operations until March 25, 2009.
3	Fund commenced operations on March 24, 2008.

     During the fiscal year ended December 31, 2008, the following Funds held investments in securities of their regular broker-dealers:

	APPROXIMATE AGGREGATE
	VALUE
	OF ISSUER’S SECURITIES OWNED
	BY
	THE FUND AS OF	NAME OF
FUND	DECEMBER 31, 2008	BROKER OR DEALER
Federated NVIT High Income Bond Fund	$27,794,000	UBS Financial Services Inc.
Gartmore NVIT Developing Markets Fund	1,172,000	UBS Financial Services Inc.
Gartmore NVIT Emerging Markets Fund	10,568,000	Morgan Stanley
	744,000	UBS Financial Services Inc.
Gartmore NVIT Global Utilities Fund	2,064,000	UBS Financial Services Inc.
Gartmore NVIT International Equity Fund	1,878,000	UBS Financial Services Inc.
Gartmore NVIT Worldwide Leaders Fund	624,000	JP Morgan Chase & Co.
	757,000	UBS Financial Services Inc.
Neuberger Berman NVIT Multi Cap	14,000	Morgan Stanley
Opportunities Fund	33,000	Goldman Sachs
	311,000	UBS Financial Services Inc.
Neuberger Berman NVIT Socially Responsible
Fund	7,585,000	UBS Financial Services Inc.
NVIT Bond Index Fund	3,828,000	Merrill Lynch & Co., Inc.
	7,830,000	Morgan Stanley
	100,830,000	UBS Financial Services Inc.
	8,493,000	Goldman Sachs & Co.
	42,215,000	JP Morgan Chase & Co.
	160,000	Deutsche Bank
	1,227,000	Deutsche Bank AG
NVIT Core Bond Fund	7,497,000	UBS Financial Services Inc.
	2,270,000	Morgan Stanley
	1,526,000	JP Morgan Chase & Co.
NVIT Core Plus Bond Fund	1,957,000	Merrill Lynch & Co., Inc.
	1,648,000	UBS Financial Services Inc.
	1,954,000	JP Morgan Chase & Co.
	1,161,000	Goldman Sachs & Co.
	1,542,000	Morgan Stanley
NVIT Enhanced Income Fund	3,539,000	Bank of America Corp.
	1,982,000	JP Morgan Chase & Co.
	4,597,000	Morgan Stanley
	17,556,000	UBS Financial Services Inc.
NVIT Global Financial Services Fund	247,000	Goldman Sachs & Co.
	607,000	JP Morgan Chase & Co.
NVIT Government Bond Fund	50,208,000	JP Morgan Chase & Co.
	28,872,000	UBS Financial Services Inc.
NVIT Growth Fund	711,000	JP Morgan Chase & Co.
	202,000	Investment Technology Group, Inc.

	APPROXIMATE AGGREGATE
	VALUE
	OF ISSUER’S SECURITIES OWNED
	BY
	THE FUND AS OF	NAME OF
FUND	DECEMBER 31, 2008	BROKER OR DEALER
	47,000	UBS Financial Services Inc.
NVIT Health Sciences Fund	426,000	UBS Financial Services Inc.
NVIT International Index Fund	7,169,000	UBS Financial Services Inc.
	3,175,000	UBS International Inc.
	2,695,000	Deutsche Bank AG
NVIT Mid Cap Index Fund	12,821,000	UBS Financial Services Inc.
	5,252,000	Morgan Stanley
NVIT Multi-Manager International Value Fund	3,440,000	UBS Financial Services Inc.
	5,828,000	Morgan Stanley
	2,484,000	Deutsche Bank AG
	641,000	UBS International Inc.
NVIT Multi-Manager Large Cap Growth Fund	591,000	JP Morgan Chase & Co.
	11,298,000	UBS Financial Services Inc.
	495,000	Goldman Sachs & Co.
NVIT Multi-Manager Large Cap Value Fund	258,000	UBS International Inc.
	10,532,000	UBS Financial Services Inc.
	2,942,000	JP Morgan Chase & Co.
	371,000	Goldman Sachs & Co.
	333,000	Morgan Stanley
NVIT Multi-Manager Mid Cap Growth Fund	6,342,000	UBS Financial Services Inc.
NVIT Multi-Manager Mid Cap Value Fund	6,141,000	UBS Financial Services Inc.
NVIT Multi-Manager Small Cap Growth Fund	3,827,000	UBS Financial Services Inc.
	1,726,000	Morgan Stanley
NVIT Multi Sector Bond Fund	461,000	Goldman Sachs & Co.
	492,000	Merrill Lynch & Co., Inc.
NVIT Nationwide Fund	17,456,000	JP Morgan Chase & Co.
	2,833,000	Investment Technology Group, Inc.
	12,884,000	Goldman Sachs & Co.
	4,205,000	Morgan Stanley
	19,229,000	UBS Securities LLC
NVIT Nationwide Leaders Fund	328,000	Goldman Sachs & Co.
	267,000	UBS Financial Services Inc.
NVIT S&P 500 Index Fund	7,561,000	Goldman Sachs & Co.
	3,775,000	Merrill Lynch & Co., Inc.
	13,068,000	Morgan Stanley & Co. Inc.
	23,844,000	JP Morgan Chase & Co.
	27,154,000	UBS Financial Services Inc.
NVIT Short Term Bond Fund	2,955,000	Morgan Stanley
	340,000	JP Morgan Chase & Co.
	11,545,000	UBS Financial Services Inc.
NVIT Small Cap Index Fund	4,524,000	UBS Financial Services Inc.
NVIT Technology and Communications Fund	685,000	UBS Financial Services Inc.
NVIT U.S. Growth Leaders Fund	486,000	JP Morgan Chase & Co.
	710,000	UBS Financial Services Inc.
Van Kampen NVIT Comstock Value Fund	591,000	Goldman Sachs & Co.
	300,000	Merrill Lynch & Co., Inc.
	7,133,000	UBS Financial Services Inc.
	3,563,000	JP Morgan Chase & Co.
Van Kampen NVIT Real Estate Fund	186,000	UBS Financial Services Inc.

     Under the 1940 Act, “affiliated persons” of a Fund are prohibited from dealing with it as a principal in the purchase and sale of securities unless an exemptive order allowing such transactions is obtained from the SEC. However, each Fund may purchase securities from underwriting syndicates of which a subadviser or any of its affiliates as defined in the 1940 Act, is a member under certain conditions, in accordance with Rule 10f-3 under the 1940 Act.

     Each of the Funds contemplates that, consistent with the policy of obtaining best results, brokerage transactions may be conducted through “affiliated brokers or dealers,” as defined in the 1940 Act. Under the 1940 Act, commissions paid by a Fund to an “affiliated broker or dealer” in connection with a purchase or sale of securities offered on a securities exchange may not exceed the usual and customary broker’s commission. Accordingly, it is the Funds’ policy that the commissions to be paid to an affiliated broker-dealer must, in the judgment of the appropriate subadviser, be (1) at least as favorable as those that would be charged by other brokers having comparable execution capability and (2) at least as favorable as commissions contemporaneously charged by such broker or dealer on comparable transactions for the broker’s or dealer’s most favored unaffiliated customers. Subadvisers do not deem it practicable or in the Funds’ best interests to solicit competitive bids for commissions on each transaction. However, consideration regularly is given to information concerning the prevailing level of commissions charged on comparable transactions by other brokers during comparable periods of time.

     During the years ended December 31, 2008, December 31, 2007 and December 31, 2006, there were no brokerage commissions paid to affiliated brokers of the Investment Adviser.

     During the year ended December 31, 2008, commissions paid by the NVIT Multi-Manager International Growth Fund to JP Morgan Chase & Co. represented 2.05% of total commissions paid by the Fund.

     During the year ended December 31, 2008, commissions paid by the NVIT Multi-Manager Large Cap Growth Fund to Goldman Sachs & Co. represented 1.09% of total commissions paid by the Fund.

     During the year ended December 31, 2008, commissions paid by the NVIT Multi-Manager Large Cap Value Fund to Goldman Sachs & Co. represented 3.14% of total commissions paid by the Fund.

     During the year ended December 31, 2008, commissions paid by the NVIT Multi-Manager Mid Cap Growth Fund to JP Morgan Chase & Co. represented 5.68% of total commissions paid by the Fund.

     During the year ended December 31, 2008, commissions paid by the NVIT Multi-Manager Mid Cap Value Fund to JP Morgan Chase & Co. represented 1.79% of total commissions paid by the Fund.

     During the year ended December 31, 2008, commissions paid by the NVIT Multi-Manager Small Company Fund to Morgan Stanley represented 0.01% of total commissions paid by the Fund.

     During the year ended December 31, 2008, commissions paid by the Van Kampen NVIT Comstock Value Fund to Morgan Stanley represented 0.79% of total commissions paid by the Fund.

     During the year ended December 31, 2008, commissions paid by the Van Kampen NVIT Real Estate Fund to Morgan Stanley represented 1.32% of total commissions paid by the Fund.

     During the year ended December 31, 2008, commissions paid by the NVIT Multi-Manager Large Cap Growth Fund, the NVIT Multi-Manager Mid Cap Growth Fund, the NVIT Multi-Manager Small Company Fund, the Neuberger Berman NVIT Multi Cap Opportunities Fund and the Neuberger Berman NVIT Socially Responsible Fund to Neuberger Berman represented 1.30% of total commissions paid by the Fund.

PURCHASES, REDEMPTIONS AND PRICING OF SHARES

     An insurance company purchases shares of the Funds at their net asset value (“NAV”) using purchase payments received on variable annuity contracts and variable life insurance policies issued by separate accounts. These separate accounts are funded by shares of the Funds. For certain of the Funds, shares may also be sold to affiliated Funds of Funds.

     All investments in the Trust are credited to the shareholder’s account in the form of full and fractional shares of the designated Fund (rounded to the nearest 1/1000 of a share). The Trust does not issue share certificates. Each Fund may accept payment for shares in the form of securities that are permissible investments for such Fund.

     The NAV per share of each Fund is determined once daily, as of the close of regular trading on the New York Stock Exchange (the “Exchange”) (generally 4 P.M. Eastern Time) on each business day the Exchange is open for regular trading and on such other days as the Board determines (together, the “Valuation Time”). However, to the extent that a Fund’s investments are traded in markets that are open when the Exchange is closed, the value of the Funds’ investments may change on days when shares cannot be purchased or redeemed.

     The Trust will not compute NAV for the Funds on customary national business holidays, including the following: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day, and any other days when the Exchange is closed.

     Each Fund reserves the right to not determine NAV when: (i) a Fund has not received any orders to purchase, sell or exchange shares and (ii) changes in the value of the Fund’s portfolio do not affect the Fund’s NAV.

     The offering price for orders placed before the close of the Exchange, on each business day the Exchange is open for trading, will be based upon calculation of the NAV at the close of regular trading on the Exchange. For orders placed after the close of regular trading on the Exchange, or on a day on which the Exchange is not open for trading, the offering price is based upon NAV at the close of the Exchange on the next day thereafter on which the Exchange is open for trading. The NAV of a share of each Fund on which offering and redemption prices are based is the NAV of that Fund, divided by the number of shares outstanding, the result being adjusted to the nearer cent. The NAV of each Fund is determined by subtracting the liabilities of the Fund from the value of its assets (chiefly composed of investment securities). The NAV per share for a class is calculated by adding the value of all securities and other assets of a Fund allocable to the class, deducting liabilities allocable to that class, and dividing by the number of that class’ shares outstanding. Each Fund may reject any order to buy shares and may suspend the sale of shares at any time.

     Securities for which market quotations are readily available are valued at current market value as of Valuation Time. Valuation Time will be as of the close of regular trading on the Exchange (usually 4 P.M. Eastern Time). Equity securities are valued at the last quoted sale price, or if there is no sale price, the last quoted bid price provided by an independent pricing service approved by the Board of Trustees. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Prices are taken from the primary market or exchange in which each security trades.

     Debt and other fixed-income securities (other than short-term obligations) are valued at the last quoted bid price and/or by using a combination of daily quotes and matrix evaluations provided by an independent pricing service, the use of which has been approved by the Board of Trustees. Short-term debt securities such as commercial paper and U.S. Treasury bills, having a remaining maturity of 60 days or less are considered to be “short-term” and may be valued at amortized cost, which approximates market value.

     Securities for which market quotations are not readily available, or for which an independent pricing service does not provide a value or provides a value that does not represent fair value in the judgment of NFA or a designee of NFA, are valued at fair value under procedures approved by the Board of Trustees. Fair value determinations are required for securities whose value is affected by a significant event that will materially affect the value of a domestic or foreign security and which occurs subsequent to the time of the close of the principal market on which such domestic or foreign security trades but prior to the calculation of the Funds’ NAVs.

     The Funds holding foreign equity securities (the “Foreign Equity Funds”) value securities at fair value in the circumstances described below. Generally, trading in foreign securities markets is completed each day at various times prior to the Valuation Time. Due to the time differences between the closings of the relevant foreign securities exchanges and the Valuation Time for the Foreign Equity Funds, the Foreign Equity Funds will fair value their foreign investments when the market quotations for the foreign investments either are not readily available or are unreliable and, therefore, do not represent fair value. When fair value prices are utilized, these prices will attempt to reflect the impact of the U.S. financial markets’ perceptions and trading activities on the Foreign Equity Funds’ foreign investments since the last closing prices of the foreign investments were calculated on their primary foreign securities markets or exchanges. For these purposes, the Board of Trustees of the Trust has determined that movements in relevant indices or other appropriate market indicators, after the close of the foreign securities exchanges, may demonstrate that market quotations are unreliable, and may trigger fair value pricing for certain securities. Consequently, fair valuation of portfolio securities may occur on a daily basis. The fair value pricing by the Trust utilizes data furnished by an independent pricing service (and that data draws upon, among other information, the market values of foreign investments). The fair value prices of portfolio securities generally will be used when it is determined that the use of such prices will have an impact on the NAV of a Foreign Equity Fund. When a Foreign Equity Fund uses fair value pricing, the values assigned to the Foreign Equity Fund’s foreign investments may not be the quoted or published prices of the investments on their primary markets or exchanges.

     The value of portfolio securities in the NVIT Money Market Fund and the NVIT Money Market Fund II (each, a “Money Market Fund”) is determined on the basis of the amortized cost method of valuation in accordance with Rule 2a-7 of the 1940 Act. This involves valuing a security at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price the Money Market Fund would receive if it sold the instrument.

     The Board of Trustees has adopted procedures whereby the extent of deviation, if any, of the current net asset value per share calculated using available market quotations from a Money Market Fund’s amortized cost price per share will be determined at such intervals as the Board of Trustees deems appropriate and are reasonable in light of current market conditions. In the event such deviation from a Money Market Fund’s amortized cost price per share exceeds 1/2 of 1 percent, the Board of Trustees will consider appropriate action to eliminate or reduce to the extent reasonably practicable such dilution or other unfair results which might include: reducing or withholding dividends; redeeming shares in kind; selling portfolio instruments prior to maturity to realize capital gains or losses to shorten the Fund’s average portfolio maturity; or utilizing a NAV per share as determined by using available market quotations.

     The Board of Trustees, in supervising each Money Market Fund’s operations and delegating special responsibilities involving portfolio management to NFA, has undertaken as a particular responsibility within its overall duty of care owed to the Money Market Fund’s shareholders to assure to the extent reasonably practicable, taking into account current market conditions affecting the Fund’s investment objectives, that the Money Market Fund’s NAV per share will not deviate from $1.

     Pursuant to its objective of maintaining a stable net asset value per share, each Money Market Fund will only purchase investments with a remaining maturity of 397 days or less and will maintain a dollar weighted average portfolio maturity of 90 days or less.

     A separate account redeems shares to make benefit or surrender payments under the terms of its variable annuity contracts or variable life insurance policies. Redemptions are processed on any day on which the Trust is open for business and are effected at NAV next determined after the redemption order, in proper form, is received by the Trust’s transfer agent.

     The Trust may suspend the right of redemption for such periods as are permitted under the 1940 Act and under the following unusual circumstances: (a) when the Exchange is closed (other than weekends and holidays) or trading is restricted; (b) when an emergency exists, making disposal of portfolio securities or the valuation of net assets not reasonably practicable; or (c) during any period when the SEC has by order permitted a suspension of redemption for the protection of shareholders.

ADDITIONAL INFORMATION

Description of Shares

     The Amended Declaration of Trust permits the Board of Trustees to issue an unlimited number of full and fractional shares of beneficial interest of each Fund and to divide or combine such shares into a greater or lesser number of shares without thereby exchanging the proportionate beneficial interests in the

Trust. Each share of a Fund represents an equal proportionate interest in that Fund with each other share. The Trust reserves the right to create and issue a number of different funds. Shares of each Fund would participate equally in the earnings, dividends, and assets of that particular fund. Upon liquidation of a Fund, shareholders are entitled to share pro rata in the net assets of such Fund available for distribution to shareholders.

     The Trust is authorized to offer the following series of shares of beneficial interest, without par value and with the various classes listed:

SERIES	SHARE CLASSES

AllianceBernstein NVIT Global Fixed Income Fund	Class I, Class II, Class III, Class VI, Class Y
American Century NVIT Multi Cap Value Fund	Class I, Class II, Class Y
American Funds NVIT Asset Allocation Fund*	Class II
American Funds NVIT Bond Fund*	Class II
American Funds NVIT Global Growth Fund*	Class II
American Funds NVIT Growth Fund*	Class II
American Funds NVIT Growth-Income Fund*	Class II
Federated NVIT High Income Bond Fund	Class I, Class III
Gartmore NVIT Developing Markets Fund	Class I, Class II
Gartmore NVIT Emerging Markets Fund	Class I, Class II, Class III, Class VI, Class Y
Gartmore NVIT Global Utilities Fund	Class I, Class II, Class III
Gartmore NVIT International Equity Fund	Class I, Class II, Class III, Class VI, Class Y
Gartmore NVIT Worldwide Leaders Fund	Class I, Class II, Class III, Class VI
Neuberger Berman NVIT Multi Cap Opportunities Fund	Class I, Class II
Neuberger Berman NVIT Socially Responsible Fund	Class I, Class II, Class Y
NVIT Bond Index Fund	Class II, Class Y
NVIT Cardinal Aggressive Fund*	Class I, Class II
NVIT Cardinal Balanced Fund*	Class I, Class II
NVIT Cardinal Capital Appreciation Fund*	Class I, Class II
NVIT Cardinal Conservative Fund*	Class I, Class II
NVIT Cardinal Moderate Fund*	Class I, Class II
NVIT Cardinal Moderately Aggressive Fund*	Class I, Class II
NVIT Cardinal Moderately Conservative Fund*	Class I, Class II
NVIT Core Bond Fund	Class I, Class II, Class Y
NVIT Core Plus Bond Fund	Class I, Class II, Class Y
NVIT Enhanced Income Fund	Class II, Class Y
NVIT Global Financial Services Fund	Class I, Class II, Class III
NVIT Government Bond Fund	Class I, Class II, Class III, Class IV
NVIT Growth Fund	Class I, Class IV
NVIT Health Sciences Fund	Class I, Class II, Class III, Class VI
NVIT International Index Fund	Class II, Class VI, Class VIII, Class Y
NVIT Investor Destinations Aggressive Fund*	Class II, Class VI
NVIT Investor Destinations Balanced Fund*	Class II, Class VI
NVIT Investor Destinations Capital Appreciation Fund*	Class II, Class VI
NVIT Investor Destinations Conservative Fund*	Class II, Class VI
NVIT Investor Destinations Moderate Fund*	Class II, Class VI
NVIT Investor Destinations Moderately Aggressive Fund*	Class II, Class VI
NVIT Investor Destinations Moderately Conservative Fund*	Class II, Class VI
NVIT Mid Cap Index Fund	Class I, Class II, Class III, Class Y
NVIT Money Market Fund	Class I, Class IV, Class V, Class Y
NVIT Money Market Fund II	No Class Designation
NVIT Multi-Manager International Growth Fund	Class I, Class II, Class III, Class VI, Class Y
NVIT Multi-Manager International Value Fund	Class I, Class II, Class III, Class IV, Class VI,
Class Y
NVIT Multi-Manager Large Cap Growth Fund	Class I, Class II, Class Y
NVIT Multi-Manager Large Cap Value Fund	Class I, Class II, Class Y
NVIT Multi-Manager Mid Cap Growth Opportunities Fund	Class I, Class II, Class Y

                                                                                                                                                            99

NVIT Multi-Manager Mid Cap Value Fund	Class I, Class II, Class Y
NVIT Multi-Manager Small Cap Growth Fund	Class I, Class II, Class III, Class Y
NVIT Multi-Manager Small Cap Value Fund	Class I, Class II, Class III, Class IV, Class Y
NVIT Multi-Manager Small Company Fund	Class I, Class II, Class III, Class IV, Class Y
NVIT Multi Sector Bond Fund	Class I, Class III
NVIT Nationwide Fund	Class I, Class II, Class III, Class IV, Class Y
NVIT Nationwide Leaders Fund	Class I, Class II, Class III
NVIT S&P 500 Index Fund	Class I, Class II, Class IV, Class Y
NVIT Short Term Bond Fund	Class I, Class II, Class Y
NVIT Small Cap Index Fund	Class II, Class Y
NVIT Technology and Communications Fund	Class I, Class II, Class III, Class VI
NVIT U.S. Growth Leaders Fund	Class I, Class II, Class III
Oppenheimer NVIT Large Cap Growth Fund	Class I, Class II, Class Y
Templeton NVIT International Value Fund	Class I, Class II, Class III, Class VI, Class Y
Van Kampen NVIT Comstock Value Fund	Class I, Class II, Class IV, Class Y
Van Kampen NVIT Real Estate Fund	Class I, Class II, Class Y

* Information on these Funds is contained in a separate Statement(s) of Additional Information.

     You have an interest only in the assets of the Fund whose shares you own. Shares of a particular class are equal in all respects to the other shares of that class. In the event of liquidation of a Fund, shares of the same class will share pro rata in the distribution of the net assets of such Fund with all other shares of that class. All shares are without par value and when issued and paid for, are fully paid and nonassessable by the Trust. Shares may be exchanged or converted as described in this SAI and in the Prospectus but will have no other preference, conversion, exchange or preemptive rights.

Voting Rights

     Shareholders of each class of shares have one vote for each share held and a proportionate fractional vote for any fractional share held. Shareholders may vote in the election of Trustees and on other matters submitted to meetings of shareholders. Shares, when issued, are fully paid and nonassessable. Generally, amendment may not be made to the Amended and Restated Declaration of Trust without the affirmative vote of a majority of the outstanding voting securities of the Trust. The Trustees may, however, further amend the Amended and Restated Declaration of Trust without the vote or consent of shareholders to:

(1)	designate series of the Trust; or
(2)	change the name of the Trust; or
(3)	apply any omission, cure, correct, or supplement any ambiguous, defective, or inconsistent provision to conform the Amended and Restated Declaration of Trust to the requirements of applicable federal laws or regulations if they deem it necessary.

     An annual or special meeting of shareholders to conduct necessary business is not required by the Amended and Restated Declaration of Trust, the 1940 Act or other authority, except, under certain circumstances, to amend the Amended and Restated Declaration of Trust, the Investment Advisory Agreement, fundamental investment objectives, investment policies and investment restrictions, to elect and remove Trustees, to reorganize the Trust or any series or class thereof and to act upon certain other business matters. In regard to termination, sale of assets, modification or change of the Investment Advisory Agreement, or change of investment restrictions, the right to vote is limited to the holders of shares of the particular Fund affected by the proposal. However, shares of all Funds vote together, and not by Fund, in the election of Trustees. If an issue must be approved by a majority as defined in the 1940 Act, a “majority of the outstanding voting securities” means the lesser of (i) 67% or more of the shares present at a meeting when the holders of more than 50% of the outstanding shares are present or represented by proxy, or (ii) more than 50% of the outstanding shares. For the election of Trustees only a plurality is required. Holders of shares subject to a Rule 12b-1 fee will vote as a class and not with holders of any other class with respect to the approval of the Distribution Plan.

     With respect to Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company (collectively, “Nationwide Life”), and certain other insurance companies (each, a “Participating Insurance Company”) separate accounts, Nationwide Life and each Participating Insurance Company will vote the shares of each Fund at a shareholder meeting in accordance with the timely instructions received from persons entitled to give voting instructions under the variable contracts. Nationwide Life and each Participating Insurance Company are expected to vote shares attributable to variable contracts as to which no voting instructions are received in the same proportion (for, against, or abstain) as those for which timely instructions are received. As a result, those contract owners that actually provide voting instructions may control the outcome of the vote even though their actual percentage ownership of a Fund alone would not be sufficient to approve a Proposal. Contract owners will also be permitted to revoke previously submitted voting instructions in accordance with instructions contained in the proxy statement sent to the Funds’ shareholders and to contract owners.

TAX STATUS

     Election To Be Taxed As A Regulated Investment Company. Each Fund has elected and qualified for its most recent fiscal year, and intends to continue to qualify during the current fiscal year (or if newly organized, intends to elect and qualify), as a regulated investment company under Subchapter M of the Internal Revenue Code. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes. Each Fund intends to distribute all of its net investment income quarterly and its net realized capital gains (reduced by available capital loss carryovers) annually and therefore does not expect to pay federal income tax, although in certain circumstances a Fund may determine that it is in the interest of shareholders (insurance company separate accounts) to distribute less than that amount. The Board of Trustees reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to contract holders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain.

     In order to qualify as a regulated investment company for federal income tax purposes, each Fund must meet certain specific requirements, including:

  A Fund must maintain a diversified portfolio of securities, wherein no security, including the securities of a qualified publicly traded partnership (other than U.S. government securities and securities of other regulated investment companies) can exceed 25% of the Fund's total assets, and, with respect to 50% of the Fund's total assets, no investment (other than cash and cash items, U.S. government securities and securities of other regulated investment companies) can exceed 5% of the Fund's total assets or 10% of the outstanding voting securities of the issuer;
  A Fund must derive at least 90% of its gross income from dividends, interest, payments with respect to securities loans, gains from the sale or disposition of stock, securities or foreign currencies, or other income derived with respect to its business of investing in such stock, securities, or currencies, and net income derived from an interest in a qualified publicly traded partnership; and
  A Fund must distribute to its shareholders at least 90% of its investment company taxable income and net tax-exempt income for each of its fiscal years.

     Excise Tax Distribution Requirements. To avoid a 4% federal excise tax, the Internal Revenue Code requires a Fund to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to a Fund in a given calendar year, however, if all of its shareholders (other than certain permitted shareholders) at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products. For purposes of determining whether a Fund qualifies for this exemption, any shares attributable to an investment in the Fund made in connection with organization of the Fund are disregarded as long as the investment doesn’t exceed $250,000.

     Consent Dividends. A Fund may utilize consent dividend provisions of Section 565 of the Internal Revenue Code to make distributions. Provided that all shareholders agree in a consent filed with the income tax return of a Fund to treat as a dividend the amount specified in the consent, the amount will be considered a distribution just as any other distribution paid in money and reinvested back into the Fund.

     Special Rules Applicable to Variable Contracts. In addition to the asset diversification and other requirements for qualification as a regulated investment company, each Fund is generally subject to another set of asset diversification requirements under Section 817(h) of the Internal Revenue Code applicable to insurance company separate accounts and their underlying funding vehicles. Each Fund intends to comply with these requirements. If these requirements are not met, or under other limited circumstances, it is possible that the contract holders, rather than the separate accounts, will be treated for federal income tax purposes as the taxable owners of the assets held by the separate accounts.

     To satisfy these diversification requirements, as of the end of each calendar quarter or within 30 days thereafter, a Fund must (a) be qualified as a “regulated investment company”; and (b) have either (i) no more than 55% of the total value of its assets in cash and cash equivalents, government securities and securities of other regulated investment companies; or (ii) no more than 55% of its total assets represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For this purpose all securities of the same issuer are considered a single investment, and each agency or instrumentality of the U.S. government is treated as a separate issuer of securities.

     Section 817(h) of the Internal Revenue Code provides a look-through rule for purposes of testing the diversification of a segregated asset account that invests in a regulated investment company such as the Funds. Treasury Regulations Section 1.817-5(f)(1) provides, in part, that if the look-through rule applies, a beneficial interest in an investment company (including a regulated investment company) shall not be treated as a single investment of a segregated asset account; instead, a pro rata portion of each asset of the investment company shall be treated as an asset of the segregated asset account. Treasury Regulations Section 1.817-5(f)(2) provides (except as otherwise permitted) that the look-through rule shall apply to an investment company only if

  All the beneficial interests in the investment company are held by one or more segregated asset accounts of one or more insurance companies; and
  Public access to such investment company is available exclusively through the purchase of a variable contract.

     As provided in the offering documents, all the beneficial interests in the Funds are held by one or more segregated asset accounts of one or more insurance companies (except as otherwise permitted), and public access to the Funds is available solely through the purchase of a variable contract. Accordingly, under the look-through rule of Section 817(h) of the Internal Revenue Code and Treasury Regulations Section 1.817-5(f), the investing segregated asset account is treated as owning a pro rata portion of each asset of a Fund in which it invests for purposes of determining whether the segregated asset account is adequately diversified. See Revenue Ruling 2005-7, 2005-6 IRB 464 (January 19, 2005).

     In addition, a contract holder should not be able to direct a Fund’s investment in any particular asset so as to avoid the prohibition on investor control. The Treasury Department may issue future pronouncements addressing the circumstances in which a variable contract owner’s control of the investments of a separate account may cause the contract owner, rather than the insurance company, to be treated as the owner of the assets held by the separate account. If the contract owner is considered the owner of the separate account, income and gains produced by those securities would be included currently in the contract owner’s gross income. It is not known what standards will be set forth in any such pronouncements or when, if at all, these pronouncements may be issued.

     Reference should be made to the prospectus for the applicable contract for more information regarding the federal income tax consequences to an owner of a contract.

OTHER TAX CONSEQUENCES

     Effects of Foreign Investments on Distributions. The Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from those securities that may reduce distributions.

     The Funds may invest in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies (“PFICs”). In general, a PFIC is any foreign corporation if 75% or more of its gross income for its taxable year is passive income, or 50% or more of its average assets (by value) are held for the production of passive income. When investing in PFIC securities, a Fund intends to mark-to-market these securities and will recognize any gains at the end of its fiscal tax year. Deductions for losses are allowable only to the extent of any current or previously recognized gains. These gains (reduced by allowable losses) are treated as ordinary income that a Fund is required to distribute, even though it has not sold or received dividends from these securities. In addition, if a Fund is unable to identify an investment as a PFIC and thus does not make a mark-to-market election, the Fund may be subject to U.S. federal income tax (the effect of which might be mitigated by making a mark-to-market election in a year prior to sale) on a portion of any “excess distribution” or gain from the disposition of such shares even if such income is distributed as a taxable dividend by the Fund to its shareholders. Additional charges in the nature of interest may be imposed on a Fund in respect of deferred taxes arising from such distributions or gains.

     Securities Lending. In a securities lending program, the borrower is entitled to receive the dividend associated with the security borrowed provided that the borrower holds such security on the record date for such dividend. The lender is entitled to receive the economic equivalent of the dividend, as a substitute dividend payment. A Fund’s entry into securities lending transactions may cause substitute dividend payments received from the borrower, in lieu of dividends on loaned stock of domestic corporations, to be not eligible for the corporate dividends received deduction.

     Receipt of Excess Inclusion Income by a Fund. Income received by a Fund from certain equity interests in mortgage pooling vehicles is treated as “excess inclusion income.” A Fund may derive such income either as a result of its direct investment in such interests or, indirectly, through its investment in REITs that hold such interests or otherwise qualify as taxable mortgage pools. In general, this income is required to be allocated to Fund shareholders that are not disqualified organizations (as defined below) in proportion to dividends paid with the same consequences as if the shareholders directly received the excess inclusion income. Excess inclusion income (i) may not be offset with net operating losses, (ii) represents unrelated business taxable income (UBTI) in the hands of a tax-exempt shareholder that is subject to UBTI and (iii) is subject to a 30% withholding tax, to the extent such income is allocable to a shareholder who is not a U.S. person, without regard to otherwise applicable exemptions or rate reductions. A Fund must pay the tax on its excess inclusion income that is allocable to “disqualified organizations,” which are generally certain cooperatives, governmental entities and tax-exempt organizations that are not subject to tax on UBTI. To the extent that Fund shares owned by a disqualified organization are held in record name by a broker/dealer or other nominee, the Fund must inform the broker/dealer or other nominee of the excess inclusion income allocable to them and the broker/dealer or other nominee must pay the tax on the portion of a Fund’ excess inclusion income allocable to them on behalf of the disqualified organizations. Internal Revenue Code Section 860E(f) further provides that, except as provided in regulations (which have not been issued), with respect to any variable contract (as defined in section 817), there shall be no adjustment in the reserve to the extent of any excess inclusion.

     Maintaining A $1 Share Price – Applies Only To The NVIT Money Market Fund And The NVIT Money Market Fund II: Gain and loss on the sale of portfolio securities and unrealized appreciation or depreciation in the value of these securities may require the NVIT Money Market Fund or the NVIT Money Market Fund II to adjust distributions to maintain its respective $1 share price. These procedures may result in under- or over-distributions by the Fund of its respective net investment income.

TAX CONSEQUENCES TO SHAREHOLDERS

     Since shareholders of the Funds will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable contract.

     This discussion of “Tax Status,” “Other Tax Consequences” and “Tax Consequences to Contract Holders” is not intended or written to be used as tax advice. The tax consequences for contract owners will depend on the provisions of the variable contracts through which they are invested in shares of the Fund. Please refer to the prospectus for the variable contracts for more information.

MAJOR SHAREHOLDERS

     To the extent Nationwide Life Insurance Company and its affiliates directly or indirectly owned, controlled and held power to vote 25% or more of the outstanding shares of the Funds above, they are deemed to have “control” over matters which are subject to a vote of the Fund’s shares.

     Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company, each located at One Nationwide Plaza, Columbus, Ohio 43215 and Nationwide Life Insurance Company of America (“NLICA”), located at 1000 Chesterbrook Boulevard, Berwyn, Pennsylvania 19312, are wholly owned by Nationwide Financial Services, Inc. (“NFS”). Nationwide Life and Annuity Insurance Company of America, located at 300 Continental Drive, Newark, Delaware 19713, is wholly owned by NLICA. NFS, a holding company, has two classes of common stock outstanding with different voting rights enabling Nationwide Corporation (the holder of all outstanding Class B Common Stock) to control NFS. Nationwide Corporation is also a holding company in the Nationwide Insurance Enterprise.

     All of the common stock of Nationwide Corporation is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), each of which is a mutual company owned by its policyholders.

     As of April 3, 2009, the Trustees and Officers of the Trust as a group owned beneficially less than 1% of the shares of any class of the Funds.

     As of April 3, 2009, the record shareholders identified in Appendix D to this SAI held five percent or greater of the shares of a class of a Fund. Fund classes are generally sold to and owned by insurance company separate accounts to serve as the investment vehicle for variable annuity and life insurance contracts. Pursuant to an order received from the SEC, the Trust maintains participation agreements with insurance company separate accounts that obligate such insurance companies to pass any proxy solicitations through to underlying contract holders who in turn are asked to designate voting instructions. In the event that an insurance company does not receive voting instructions from contract holders, it is obligated to vote the shares that correspond to such contract holders in the same proportion as instructions received from all other applicable contract holders.

FINANCIAL STATEMENTS

     The Report of Independent Registered Public Accounting Firm and Financial Statements of the Trust for the fiscal year ended December 31, 2008 included in the Trust’s Annual Report and the Financial Statements of the Trust for the period ended June 30, 2008 included in the Trust’s unaudited Semiannual Report are incorporated herein by reference. As certain of the Funds are new, the Trust does not expect to have the first annual report for such Funds available until approximately February 28, 2010. Copies of the Annual Report and Semiannual Report are available without charge upon request by writing the Trust or by calling toll free 1-800-848-6331.

APPENDIX A DEBT RATINGS

STANDARD & POOR’S DEBT RATINGS

A Standard & Poor’s corporate or municipal debt rating is an opinion of the general creditworthiness of an obligor, or the creditworthiness of an obligor with respect to a particular debt security or other financial obligation, based on relevant risk factors.

The debt rating does not constitute a recommendation to purchase, sell, or hold a particular security. In addition, a rating does not comment on the suitability of an investment for a particular investor. The ratings are based on current information furnished by the issuer or obtained by Standard & Poor’s from other sources it considers reliable. Standard & Poor’s does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or for other circumstances.

The ratings are based, in varying degrees, on the following considerations:

1. Likelihood of default - capacity and willingness of the obligor as to its financial commitments in a timely manner in accordance with the terms of the obligation.

2. Nature of and provisions of the obligation.

3. Protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting.

INVESTMENT GRADE

AAA -	Debt rated ‘AAA’ has the highest rating assigned by Standard & Poor’s. Capacity to meet financial commitments is extremely strong.

AA -	Debt rated ‘AA’ has a very strong capacity to meet financial commitments and differs from the highest rated issues only in small degree.

A -

Debt rated ‘A’ has a strong capacity to meet financial commitments although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB-

Debt rated ‘BBB’ is regarded as having an adequate capacity meet financial commitments. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to meet financial commitments for debt in this category than in higher rated categories.

                                                                                  SPECULATIVE GRADE

Debt rated ‘BB’, ‘B’, ‘CCC’, ‘CC’ and ‘C’ are regarded as having significant speculative characteristics with respect to capacity to pay interest and repay principal. ‘BB’ indicates the least degree of speculation and ‘C’ the highest. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

A-1

BB -	Debt rated ‘BB’ is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to inadequate capacity to meet financial commitments.

B -	Debt rated ‘B’ has a greater vulnerability to nonpayment than obligations rated BB but currently has the capacity to meet its financial commitments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to meet financial commitments.

CCC -	Debt rated ‘CCC’ is currently vulnerable to nonpayment and is dependent upon favorable business, financial, and economic conditions to meet financial commitments. In the event of adverse business, financial, or economic conditions, it is not likely to have the capacity to meet its financial commitments.

CC -	Debt rated ‘CC’ typically is currently highly vulnerable to nonpayment.

C -	Debt rated ‘C’ may signify that a bankruptcy petition has been filed, but debt service payments are continued.

D -	Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.
.

MOODY’S LONG-TERM DEBT RATINGS

Aaa -	Bonds which are rated Aaa are judged to be of the highest quality, with minimal credit risk.

Aa -	Bonds which are rated Aa are judged to be of high quality by all standards and are subject to very low credit risk.

A -	Bonds which are rated A are to be considered as upper-medium grade obligations and subject to low credit risk.

Baa -	Bonds which are rated Baa are considered as medium-grade obligations, subject to moderate credit risk and in fact may have speculative characteristics.

Ba -	Bonds which are rated Ba are judged to have speculative elements and are subject to substantial credit risk.

B -	Bonds which are rated B are considered speculative and are subject to high credit risk.

Caa -	Bonds which are rated Caa are judged to be of poor standing and are subject to very high credit risk.

Ca -	Bonds which are rated Ca represent obligations which are highly speculative. Such issues are likely in default, or very near, with some prospect of recovery of principal and interest.

C -	Bonds which are rated C are the lowest rated class of bonds, and are typically in default.
There is little prospect for recovery of principal or interest.

A-2

STATE AND MUNICIPAL NOTES

Excerpts from Moody’s Investors Service, Inc., description of state and municipal note ratings:

MIG-1- Notes bearing this designation are of superior credit quality, enjoying excellent protection by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG-2- Notes bearing this designation are of strong credit quality, with margins of protection ample although not so large as in the preceding group.

MIG-3- Notes bearing this designation are of acceptable credit quality, with possibly narrow liquidity and cash-flow protection. Market access for refinancing is likely to be less well established.

SG- Notes bearing this designation are of speculative-grade credit quality and may lack sufficient margins of protection.

FITCH, INC. BOND RATINGS

Fitch investment grade bond ratings provide a guide to investors in determining the credit risk associated with a particular security. The ratings represent Fitch’s assessment of the issuer’s ability to meet the obligations of a specific debt issue or class of debt in a timely manner.

The rating takes into consideration special features of the issue, its relationship to other obligations of the issuer, the current and prospective financial condition and operating performance of the issuer and any guarantor, as well as the economic and political environment that might affect the issuer’s future financial strength and credit quality.

Fitch ratings do not reflect any credit enhancement that may be provided by insurance policies or financial guaranties unless otherwise indicated.

Bonds that have the same rating are of similar but not necessarily identical credit quality since the rating categories do not fully reflect small differences in the degrees of credit risk.

Fitch ratings are not recommendations to buy, sell, or hold any security. ratings do not comment on the adequacy of market price, the suitability of any security for a particular investor, or the tax-exempt nature or taxability of payments made in respect of any security.

Fitch ratings are based on information obtained from issuers, other obligors, underwriters, their experts, and other sources Fitch believes to be reliable. Fitch does not audit or verify the truth or accuracy of such information. Ratings may be changed, suspended, or withdrawn as a result of changes in, or the unavailability of, information or for other reasons.

AAA	Bonds considered investment grade and representing the lowest expectation of credit risk. The obligor has an exceptionally strong capacity for timely payment of financial commitments, a capacity that is highly unlikely to be adversely affected by foreseeable events.
AA	Bonds considered to be investment grade and of very high credit quality. This rating indicates a very strong capacity for timely payment of financial commitments, a capacity that is not significantly vulnerable to foreseeable events.
A	Bonds considered to be investment grade and represent a low expectation of credit risk. This rating indicates a strong capacity for timely payment of financial commitments. This

A-3

capacity may, nevertheless, be more vulnerable to changes in economic conditions or circumstances than long term debt with higher ratings.

BBB	Bonds considered to be in the lowest investment grade and indicates that there is currently low expectation of credit risk. The capacity for timely payment of financial commitments is considered adequate, but adverse changes in economic conditions and circumstances are more likely to impair this capacity.

BB	Bonds are considered speculative. This rating indicates that there is a possibility of credit risk developing, particularly as the result of adverse economic changes over time; however, business or financial alternatives may be available to allow financial commitments to be met. Securities rated in this category are not investment grade.

B	Bonds are considered highly speculative. This rating indicates that significant credit risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is contingent upon a sustained, favorable business and economic environment.

CCC, CC	Bonds are considered a high default risk. Default is a real possibility. Capacity for
and C	meeting financial commitments is solely reliant upon sustained, favorable business or economic developments. A ‘CC’ rating indicates that default of some kind appears probable.
‘C’ rating signal imminent default.

DDD, DD	Bonds are in default. Such bonds are not meeting current obligations and are
and D	extremely speculative. ‘DDD’ designates the highest potential for recovery of amounts outstanding on any securities involved and ‘D’ represents the lowest potential for recovery.

SHORT-TERM RATINGS

STANDARD & POOR’S COMMERCIAL PAPER RATINGS

A Standard & Poor’s commercial paper rating is a current assessment of the likelihood of timely payment of debt considered short-term in the relevant market.

Ratings are graded into several categories, ranging from ‘A-1’ for the highest quality obligations to ‘D’ for the lowest. These categories are as follows:

A-1	This highest category indicates that capacity to meet financial commitments is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign
(+) designation.

A-2	Capacity to meet financial commitments is satisfactory, although more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories.

A-3	Issues carrying this designation have adequate protections. They are, however, more vulnerable to adverse economic conditions or changing circumstances which could weaken capacity to meet financial commitments.

B	Issues rated ‘B’ are regarded as having significant speculative characteristics.

C	This rating is assigned to short-term debt obligations that are vulnerable to nonpayment and dependent on favorable business, financial, and economic conditions in order to meet financial commitments.

A-4

D Debt rated ‘D’ is in payment default. The ‘D’ rating category is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The ‘D’ rating also will be used upon the filing of a bankruptcy petition if debt service payments are jeopardized.

STANDARD & POOR’S NOTE RATINGS

An S&P note rating reflects the liquidity factors and market-access risks unique to notes. Notes maturing in three years or less will likely receive a note rating. Notes maturing beyond three years will most likely receive a long-term debt rating.

The following criteria will be used in making the assessment:

1. Amortization schedule - the larger the final maturity relative to other maturities, the more likely the issue is to be treated as a note.

2. Source of payment - the more the issue depends on the market for its refinancing, the more likely it is to be considered a note.

Note rating symbols and definitions are as follows:

SP-1 Strong capacity to pay principal and interest. Issues determined to possess very strong capacity to pay principal and interest are given a plus (+) designation.

SP-2 Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 Speculative capacity to pay principal and interest.

MOODY’S SHORT-TERM RATINGS

Moody’s short-term debt ratings are opinions of the ability of issuers to honor short-term financial obligations. These obligations have an original maturity not exceeding thirteen months, unless explicitly noted. Moody’s employs the following three designations to indicate the relative repayment capacity of rated issuers:

P-1 Issuers (or supporting institutions) rated Prime-1 have a superior capacity to repay short-term debt obligations.

P-2 Issuers (or supporting institutions) rated Prime-2 have a strong ability to repay short-term debt obligations.

P-3 Issuers (or supporting institutions) rated Prime-3 have an acceptable ability to repay short-term obligations.

Issuers rated Not Prime do not fall within any of the Prime rating categories.

MOODY’S NOTE RATINGS

MIG 1/VMIG 1 Notes bearing this designation are of superior credit quality, enjoying excellent protection by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

A-5

MIG 2/VMIG 2	Notes bearing this designation are of strong credit quality, with margins of protection ample although not so large as in the preceding group.

MIG 3/VMIG 3	Notes bearing this designation are of acceptable credit quality, with possibly narrow liquidity and cash-flow protection. Market access for refinancing is likely to be less well established.

SG	Notes bearing this designation are of speculative-grade credit quality and may lack sufficient margins of protection.

FITCH’S SHORT-TERM RATINGS

Fitch’s short-term ratings apply to debt obligations that are payable on demand or have original maturities of up to three years, including commercial paper, certificates of deposit, medium-term notes, and municipal and investment notes.

The short-term rating places greater emphasis than a long-term rating on the existence of liquidity necessary to meet the issuer’s obligations in a timely manner.

F-1+	Best quality, indicating exceptionally strong capacity to meet financial commitments.
F-1	Best quality, indicating strong capacity to meet financial commitments.
F-2	Good quality with satisfactory capacity to meet financial commitments.
F-3	Fair quality with adequate capacity to meet financial commitments but near term adverse conditions could impact the commitments.

B	Speculative quality and minimal capacity to meet commitments and vulnerability to short-term adverse changes in financial and economic conditions.
C	Possibility of default is high and the financial commitments are dependent upon sustained, favorable business and economic conditions.
D	In default and has failed to meet its financial commitments.

A-6

APPENDIX B - PROXY VOTING GUIDELINES SUMMARIES

Aberdeen Asset Management Inc.

The following are proxy voting policies and procedures (“Policies and Procedures”) adopted by affiliated investment advisers registered with the U.S. Securities and Exchange Commission (“SEC”) under the Investment Advisers Act of 1940, as amended (“Advisers Act”), that are subsidiaries of Aberdeen Asset Management PLC (“AAM”); including, specifically, Aberdeen Asset Management Inc., a Delaware Corporation, (“Aberdeen US”), Aberdeen Asset Management Asia Limited, a Singapore Corporation (“Aberdeen Singapore”), Aberdeen Asset Management Limited, an Australian Corporation (“Aberdeen AU”), and Aberdeen Asset Management Investment Services Limited, a UK Corporation (“AAMISL”), (collectively referred to herein as “Aberdeen Advisers” and each an “Aberdeen Adviser”) (collectively with AAM, “Aberdeen”). These Policies and Procedures address proxy voting considerations under U.S. law and regulation and under Canadian securities laws. These Policies and Procedures do not address the laws or requirements of other jurisdictions.

Each of the Aberdeen Advisers provides advisory resources to certain U.S. clients, including substantive advice on voting proxies for certain equity securities. These Policies and Procedures are adopted to ensure compliance by the Aberdeen Advisers with Rule 206(4)-6 under the Advisers Act and other applicable fiduciary obligations under rules and regulations of the SEC and interpretations of its staff with respect to proxies for voting securities held by client portfolios.

Clients may consist of investment companies registered under the Investment Company Act of 1940, as amended (“1940 Act”) (“Funds” and each a “Fund”), and other U.S. residents as well as non-U.S. registered funds or clients. Each Aberdeen Adviser follows these Policies and Procedures for each of its respective U.S. clients as required under the Advisers Act and other applicable law, unless expressly directed by a client in writing to refrain from voting that client’s proxies or to vote in accordance with the client’s proxy voting policies and procedures. Aberdeen Advisers who advise or subadvise the Funds follow both these Policies and Procedures and the proxy voting policies and procedures adopted by the Funds and their respective Boards of Directors or Trustees. Aberdeen Advisers located outside the U.S. may provide proxy voting services to their non-U.S. based clients in accordance with the jurisdiction in which the client is located. Aberdeen US, Aberdeen Singapore and Aberdeen AU will provide proxy voting services to Canadian investment funds in accordance with National Instrument 81-106 – Investment Fund Continuous Disclosure.

I. Definitions

A. “Best interest of clients”. Clients’ best economic interests over the long term that is, the common interest that all clients share in seeing the value of a common investment increase over time. Clients may have differing political or social interests, but their best economic interest is generally uniform.

B. “Material conflict of interest”. Circumstances when an Aberdeen Adviser or any member of senior management, portfolio manager or portfolio analyst knowingly does business with a particular proxy issuer or closely affiliated entity, which may appear to create a material conflict between the interests of the Aberdeen Adviser and the interests of its clients in how proxies of that issuer are voted. A material conflict of interest might also exist in unusual circumstances when Aberdeen has actual knowledge of a material business arrangement between a particular proxy issuer or closely affiliated entity and an affiliate of an Aberdeen Adviser.

II. General Voting Policies

A. Client’s Best Interest. These Policies and Procedures are designed and implemented in a way that is reasonably expected to ensure that proxies are voted in the best interests of clients. Proxies are voted with the aim of furthering the best economic interests of clients, promoting high levels of corporate governance and adequate disclosure of company policies, activities and returns, including fair and equal treatment of stockholders.

B. Shareholder Activism. Aberdeen Advisers seek to develop relationships with the management of portfolio companies to encourage transparency and improvements in the treatment of employees, owners and stakeholders. Thus, Aberdeen Advisers may engage in dialogue with the management of portfolio companies with respect to pending proxy voting issues.

C. Case-by-Case Basis. These Policies and Procedures are guidelines. Each vote is ultimately cast on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement or comparable document, and all other relevant facts and circumstances at the time of the vote. Aberdeen Advisers may cast proxy votes in favor of management proposals or seek to change the views of management, considering specific issues as they arise on their merits. Aberdeen Advisers may also join with other investment managers in seeking to submit a shareholder proposal to a company or to oppose a proposal submitted by the company. Such action may be based on fundamental, social, environmental or human rights grounds.

D. Individualized. These Policies and Procedures are tailored to suit Aberdeen’s advisory business and the types of securities portfolios Aberdeen Advisers manage. To the extent that clients (e.g., investment companies, corporations, pension plans) have adopted their own procedures, Aberdeen Advisers may vote the same securities differently depending upon clients’ directions.

E. Material Conflicts of Interest. Material conflicts are resolved in the best interest of clients. When a material conflict of interest between an Aberdeen Adviser and its respective client(s) is identified, the Aberdeen Adviser will choose among the procedures set forth in Section IV.B.2. below to resolve such conflict.

F. Limitations. The circumstances under which Aberdeen may take a limited role in voting proxies, include the following:

1. No Responsibility. Aberdeen Advisers will not vote proxies for client accounts in which the client contract specifies that Aberdeen will not vote. Under such circumstances, the clients’ custodians are instructed to mail proxy material directly to such clients or the clients’ designees.

2. Limited Value. An Aberdeen Adviser may abstain from voting a client proxy if the Aberdeen Adviser determines that the effect on shareholders’ economic interests or the value of the portfolio holding is indeterminable or insignificant. Aberdeen Advisers may also abstain from voting the proxies of portfolio companies held in their passively managed funds. Proxies with respect to securities that have been sold before the date of the shareholders meeting and are no longer held by a client generally will not be voted.

3. Unjustifiable Costs. An Aberdeen Adviser may abstain from voting a client proxy for cost reasons (e.g., non-U.S. securities).

4. Securities Lending Arrangements. If voting securities are part of a securities lending program, Aberdeen may be unable to vote while the securities are on loan.

5. Share Blocking. Certain jurisdictions may impose share blocking restrictions at various times which may prevent Aberdeen from exercising its voting authority.

6. Special Considerations. Aberdeen’s responsibilities for voting proxies are determined generally by its obligations under each advisory contract or similar document. If a client requests in writing that an Aberdeen Adviser vote its proxy in a manner inconsistent with these Policies and Procedures, the Aberdeen Adviser may follow the client’s direction or may request that the client vote the proxy directly.

G. Sources of Information. The Aberdeen Advisers may conduct research internally and/or use the resources of an independent research consultant. The Aberdeen Advisers may consider legislative materials, studies of corporate governance and other proxy voting issues, and/or analyses of shareholder and management proposals by a certain sector of companies, e.g., Fortune 500 companies.

H. Subadvisers. To the extent that an Aberdeen Adviser may rely on subadvisers, whether affiliated or unaffiliated, to manage any client portfolio on a discretionary basis, the Aberdeen Adviser may delegate responsibility for voting proxies to the subadviser. However, such subadvisers will be required either to follow these Policies and Procedures or to demonstrate that their proxy voting policies and procedures are consistent with these Policies and Procedures or otherwise implemented in the best interests of the Aberdeen Advisers’ clients.

I. Availability of Policies and Procedures. Aberdeen Advisers will provide clients with a copy of these Policies and Procedures, as revised from time to time, upon request.

J. Disclosure of Vote. As disclosed in Part II of each Aberdeen Adviser’s Form ADV, a client may obtain information on how its proxies were voted by requesting such information from its Aberdeen Adviser. Aberdeen Advisers do not generally disclose client proxy votes to third parties, other than as required for Funds, unless specifically requested, in writing, by the client.

III. Specific Voting Policies

A. General Philosophy.

· Support existing management on votes on the financial statements of a company and the election of the Board of Directors;

· Vote for the acceptance of the accounts unless there are grounds to suspect that either the accounts as presented or audit procedures used, do not present an accurate picture of company results; and

· Support routine issues such as the appointment of independent auditors, allocation of income and the declaration of stock (scrip) dividend proposals provided there is a cash alternative.

B. Anti-takeover Measures. Aberdeen Advisers vote on anti-takeover measures on a case-by-case basis taking into consideration such factors as the long-term financial performance of the target company relative to its industry competition. Key measures of performance will include the growth rates for sales, operating income, net income and total shareholder returns. Other factors which will be considered include margin analysis, cash flow and debt levels.

C. Proxy Contests for Control. Aberdeen Advisers vote on proxy contests for control on a case-by-case basis taking into consideration such factors as long-term financial performance of the target company relative to its industry, management’s track record, background to the proxy contest, qualifications of director nominees, evaluation of what each side is offering shareholders as well as the likelihood that the proposed objectives and goals can be met, and stock ownership positions.

D. Contested Elections. Aberdeen Advisers vote on contested elections on a case-by-case basis taking into consideration such factors as the qualifications of all director nominees. Aberdeen Advisers also consider the independence of board and key committee members and the corporate governance practices of the company.

E. Executive compensation proposals. Aberdeen Advisers consider such proposals on a case-by-case basis taking into consideration such factors as executive pay and spending perquisites, particularly in conjunction with sub-par performance and employee layoffs.

F. Shareholder Proposals. Aberdeen Advisers consider such proposals on a case-by-case basis. Aberdeen Advisers support those proposals which will improve the company’s corporate governance or business profile at a reasonable cost, but may oppose proposals which result in significant cost being incurred with little or no benefit to the company or its shareholders.

IV. Proxy Voting Procedures

This section applies to each Aberdeen Adviser except to the extent that certain procedures are identified as applicable only to a specific Aberdeen Adviser.

A. Obtain Proxy. Registered owners of record, e.g., trustees or custodian banks, that receive proxy materials from the issuer or its information agent, are instructed to sign physical proxy cards in blank and forward directly to the relevant Aberdeen Adviser’s designated proxy administrator (“PA”). Proxies may also be delivered electronically by custodians using proxy services such as ProxyEdge. Each proxy received is matched to the securities to be voted.

B. Material Conflicts of Interest.

1. Identify the existence of any material conflicts of interest relating to the securities to be voted or the issue at hand. Portfolio managers and research analysts ("Analysts”) and senior management of each Aberdeen Adviser have an affirmative duty to disclose any personal conflicts such as officer or director positions held by them, their spouses or close relatives in the portfolio company or attempts by the portfolio company to exert influence over such person with respect to their vote. Conflicts based on business relationships or dealings of affiliates of any Aberdeen Adviser will only be considered to the extent that the Aberdeen Adviser has actual knowledge of such business relationships.

2. When a material conflict of interest between an Aberdeen Adviser’s interests and its clients’ interests appears to exist, the Aberdeen Adviser may choose among the following options to eliminate such conflict: (1) vote in accordance with these Policies and Procedures if it involves little or no discretion; (2) vote as recommended by a third party service if the Aberdeen Adviser utilizes such a service; (3) “echo vote” or “mirror vote” the proxies in the same proportion as the votes of other proxy holders that are not Aberdeen clients; (4) if possible, erect information barriers around the person or persons making voting decisions sufficient to insulate the decision from the conflict; (5) if practical, notify affected clients of the conflict of interest and seek a waiver of the conflict; or (6) if agreed upon in writing with the client, forward the proxies to affected clients allowing them to vote their own proxies.

C. Analysts. The proxy administration process is carried out by the Global Voting Team based in Scotland (“PA-UK)”. The PA-UK ensures that each proxy statement is directed to the appropriate Analyst. If a third party recommendation service has been retained, the PA-UK will forward the proxy statement to the Analyst with the recommendation highlighted. The Analyst will determine whether to vote as recommended by the service provider or to recommend an alternative and shall advise the PA-UK . The Analyst may consult with the PA-UK as necessary. If the Analyst recommends voting against the third party recommendation, he or she is responsible for documenting the reasons for such recommendation and that no conflict of interest influenced such recommendation. If no third party recommendation service is utilized or if no recommendation is provided, the Analyst is responsible for documenting the rationale for his or her vote recommendation.

D. Vote. The following describes the breakdown of responsibilities between the designated PA and the Corporate Governance Group (“CGG”) of each Aberdeen Adviser in voting portfolio securities and the extent to which the Aberdeen Advisers rely on third party service providers.

     The US Fund Administration group (“PA-US”), and the PA-UK, are responsible for ensuring that votes for Aberdeen Advisers’ clients are cast and cast in accordance with these Policies and Procedures. The PA-US is primarily responsible for administering proxy votes for the Funds which are advised or sub-advised by the Aberdeen Advisers,.the US closed-end Funds for which Aberdeen Singapore is the Manager, and the Canadian investment funds.

     Responsibility for considering the substantive issues relating to any vote and for deciding how shares will be voted resides with the relevant Analyst whether located in Aberdeen US, Aberdeen UK, Aberdeen AU or Aberdeen Singapore.

     In the event that a material conflict of interest is identified by any Analyst, whether in Aberdeen US, Aberdeen UK, Aberdeen AU, Aberdeen Singapore, or AAMISL, decisions on how to vote will be referred to the Corporate Governance Group (“CGG”). The CGG includes the Chief Investment Officer, the head of the Socially Responsible Research, and representatives from Aberdeen US, Aberdeen UK, Aberdeen AU, AAMISL and Aberdeen Singapore’s portfolio management teams,. The CGG meets as needed to consider material conflicts of interest or any other items raising unique issues. If the CGG determines that there is no material conflict of interest, the vote recommendation will be forwarded to the appropriate proxy administrator, either the PA-US or PA-UK. If a material conflict of interest is identified, the CGG will follow the conflict of interest procedures set forth in Section IV.B.2., above.

     The Aberdeen Advisers have engaged ProxyEdge, a third party service provider, to cast votes electronically for certain clients and to maintain records of such votes electronically. Custodians for certain clients provide the PA-US with access to ProxyEdge. PA-UK helps facilitate and coordinate proxy voting for certain U.S. clients of the Aberdeen Advisers. Aberdeen UK has engaged Institutional Shareholder Services (“ISS”), a third party service provider, to provide (1) notification of impending votes; (2) research into non-routine votes, including shareholder resolutions; (3) voting recommendations which may be viewed on-line; and (4) web-based voting. In the absence of any material conflict of interest, the Aberdeen Advisers may either vote in accordance with the ISS recommendation or decline to follow the ISS recommendation based on its own view of the agenda item provided that decisions to vote contrary to the ISS recommendation are documented as set forth in Section IV.C., above. For clients on the ISS system, votes are automatically entered in accordance with ISS recommendations unless the PA-UK expressly changes the vote prior to the voting deadline with appropriate analyst documentation. In the event of a material conflict of interest, the Aberdeen Advisers will follow the procedures outlined in Section IV.B.2, above.

E. Review. PA-UK are responsible for ensuring that proxy materials are received in a timely manner and reconciled against holdings on the record date of client accounts over which the Aberdeen Adviser has voting authority to ensure that all shares held on the record date, and for which a voting obligation exists, are voted.

V. Documentation, Recordkeeping and Reporting Requirements

A. Documentation.

     The Aberdeen US Chief Compliance Officer is responsible for implementing and updating these Policies and Procedures;

The PA-UK and PA-US are responsible for:

1. Overseeing the proxy voting process;

2. Consulting with portfolio managers/analysts for the relevant portfolio security; and

3. Maintaining manual proxy voting records, if any, and overseeing and reviewing voting execution and recordkeeping by third party providers such as ISS and ProxyEdge.

B. Record Keeping.

1. Each Aberdeen Adviser maintains or procures the maintenance of records of all proxies it has voted. As permitted by Rule 204-2(c), electronic proxy statements and the record of each vote cast by each client account will be maintained by either ISS and Proxy Edge, depending on the client account.

     A US Fund’s proxy voting record must be filed with the SEC on Form N-PX. Form N-PX must be completed and signed in the manner required, containing a fund’s proxy voting record for the most recent twelve-month period ended June 30th (beginning August 31, 2004). If an Aberdeen Adviser delegates this reporting responsibility to a third party service provider such as ISS or Proxy Edge, it will ensure that the third party service provider files Form N-PX accordingly. Aberdeen Advisers shall obtain and maintain undertakings from both ISS and Proxy Edge to provide it with copies of proxy voting records and other documents relating to its clients’ votes promptly upon request. Aberdeen Advisers, ISS and

Proxy Edge may rely on the SEC’s EDGAR system to keep records of certain proxy statements if the proxy statements are maintained by issuers on that system (e.g., large U.S.-based issuers).

2. As required by Rule 204-2(c), such records will also include: (a) a copy of the Policies and Procedures; (b) a copy of any document created by the Aberdeen Adviser that was material to making a decision on how to vote proxies on behalf of a client or that memorializes the basis for that decision; and (c) each written client request for proxy voting records and the Aberdeen Adviser’s written response to any (written or oral) client request for such records.

3. Duration. Proxy voting books and records will be maintained in an easily accessible place for a period of five years, the first two in an appropriate office of the Aberdeen Adviser.

C. Reporting. The Aberdeen Advisers will initially inform clients of these Policies and Procedures by summary disclosure in Part II of their respective Forms ADV. Upon receipt of a client’s request for more information, the Aberdeen Advisers will provide to the client a copy of these Policies and Procedures and/or, in accordance with the client’s stated requirements, how the client’s proxies were voted during the period requested subsequent to the adoption of these Policies and Procedures. Such periodic reports, other than those required for Funds, will not be made available to third parties absent the express written request of the client. However, to the extent that any Aberdeen Adviser may serve as a subadviser to another adviser to a Client, such Aberdeen Adviser will be deemed to be authorized to provide proxy voting records on such Client accounts to such other adviser.

     For Canadian investment funds, Aberdeen US, Aberdeen AU and Aberdeen Singapore will assist in preparing annual proxy voting records for the period ending June 30 of each year and will post an annual proxy voting record on each Canadian investment fund’s website no later than August 31 of each year. Upon receipt of a client or securityholder’s request, Aberdeen US, Aberdeen AU or Aberdeen Singapore will make available a copy of these Policies and Procedures and the Canadian investment fund’s proxy voting record, without charge, to any client or securityholder upon a request made by the client or securityholder after August 31.

D. Review of Policies and Procedures. These Policies and Procedures will be subject to review on a periodic basis as deemed appropriate by the Aberdeen Advisers. Any questions regarding the Policies and Procedures should be directed to the Compliance Department of the respective Aberdeen Adviser.

AllianceBernstein L.P.

1. INTRODUCTION

As a registered investment adviser, AllianceBernstein L.P. (“AllianceBernstein”, “we” or “us”) has a fiduciary duty to act solely in the best interests of our clients. We recognize that this duty requires us to vote client securities in a timely manner and make voting decisions that are in the best interests of our clients. Consistent with these obligations, we will disclose our clients’ voting records only to them and as required by mutual fund vote disclosure regulations. In addition, the proxy committees may, after careful consideration, choose to respond to surveys regarding past votes.

This statement is intended to comply with Rule 206(4)-6 of the Investment Advisers Act of 1940. It sets forth our policies and procedures for voting proxies for our discretionary investment advisory clients, including investment companies registered under the Investment Company Act of 1940. This statement applies to AllianceBernstein’s investment groups investing on behalf of clients in both U.S. and non-U.S. securities.

2. PROXY POLICIES

This statement is designed to be responsive to the wide range of proxy voting subjects that can have a significant effect on the investment value of the securities held in our clients’ accounts. These policies are not exhaustive due to the variety of proxy voting issues that we may be required to consider. AllianceBernstein reserves the right to depart from these guidelines in order to make voting decisions that are in our clients’ best interests. In reviewing proxy issues, we will apply the following general policies:

2.1. Corporate Governance

AllianceBernstein’s proxy voting policies recognize the importance of good corporate governance in ensuring that management and the board of directors fulfill their obligations to shareholders. We favor proposals promoting transparency and accountability within a company. We support the appointment of a majority of independent directors on key committees and generally support separating the positions of chairman and chief executive officer, except in cases where a company has sufficient counter-balancing governance in place. Because we believe that good corporate governance requires shareholders to have a meaningful voice in the affairs of the company, we generally will support shareholder proposals that request that companies amend their by-laws to provide that director nominees be elected by an affirmative vote of a majority of the votes cast. Furthermore, we have written to the SEC in support of shareholder access to corporate proxy statements under specified conditions with the goal of serving the best interests of all shareholders.

2.2. Elections of Directors

Unless there is a proxy fight for seats on the Board or we determine that there are other compelling reasons for withholding votes for directors, we will vote in favor of the management proposed slate of directors. That said, we believe that directors have a duty to respond to shareholder actions that have received significant shareholder support. Therefore, we may withhold votes for directors (or vote against directors in non-U.S. markets) who fail to act on key issues such as failure to implement proposals to declassify boards, failure to implement a majority vote requirement, failure to submit a rights plan to a shareholder vote or failure to act on tender offers where a majority of shareholders have tendered their shares. (We may vote against directors under these circumstances if the company has adopted a majority voting policy because, if a company has adopted such a policy, withholding votes from directors is not possible.) In addition, we will withhold votes for directors who fail to attend at least seventy-five percent of board meetings within a given year without a reasonable excuse, and we may abstain or vote against directors of non-U.S. issuers where there is insufficient information about the nominees disclosed in the proxy statement. Also, we will generally not withhold votes for directors who meet the definition of independence promulgated by the exchange on which the company’s shares are traded. Finally, because we believe that cumulative voting provides a disproportionate voice to minority shareholders in the affairs of a company, we will generally vote against such proposals and vote for management proposals seeking to eliminate cumulative voting.

2.3. Appointment of Auditors

AllianceBernstein believes that the company is in the best position to choose its auditors, so we will generally support management's recommendation. However, we recognize that there are inherent conflicts when a company’s independent auditor performs substantial non-audit services for the company. The Sarbanes-Oxley Act of 2002 prohibits certain categories of services by auditors to U.S. issuers, making this issue less prevalent in the U.S. Nevertheless, in reviewing a proposed auditor, we will consider the fees paid for non-audit services relative to total fees as well as if there are other reasons for us to question the independence or performance of the auditors.

2.4. Changes in Legal and Capital Structure

Changes in a company’s charter, articles of incorporation or by-laws are often technical and administrative in nature. Absent a compelling reason to the contrary, AllianceBernstein will cast its votes in accordance with management’s recommendations on such proposals. However, we will review and analyze on a case-by-case basis any non-routine proposals that are likely to affect the structure and operation of the company or have a material economic effect on the company. For example, we will generally support proposals to increase authorized common stock when it is necessary to implement a stock split, aid in a restructuring or acquisition, or provide a sufficient number of shares for an employee savings plan, stock option plan or executive compensation plan. However, a satisfactory explanation of a company's intentions must be disclosed in the proxy statement for proposals requesting an increase of greater than 100% of the shares outstanding. We will oppose increases in authorized common stock where there is evidence that the shares will be used to implement a poison pill or another form of anti-takeover device. We will support shareholder proposals that seek to eliminate dual class voting structures.

2.5. Corporate Restructurings, Mergers and Acquisitions

AllianceBernstein believes proxy votes dealing with corporate reorganizations are an extension of the investment decision. Accordingly, we will analyze such proposals on a case-by-case basis, weighing heavily the views of our research analysts that cover the company and our investment professionals managing the portfolios in which the stock is held.

2.6. Proposals Affecting Shareholder Rights

AllianceBernstein believes that certain fundamental rights of shareholders must be protected. We will generally vote in favor of proposals that give shareholders a greater voice in the affairs of the company and oppose any measure that seeks to limit those rights. However, when analyzing such proposals we will weigh the financial impact of the proposal against the impairment of shareholder rights.

2.7. Anti-Takeover Measures

AllianceBernstein believes that measures that impede corporate transactions (such as takeovers) or entrench management not only infringe on the rights of shareholders but may also have a detrimental effect on the value of the company. Therefore, we will generally oppose proposals, regardless of whether they are advanced by management or shareholders, when their purpose or effect is to entrench management or excessively or inappropriately dilute shareholder ownership. Conversely, we support proposals that would restrict or otherwise eliminate anti-takeover or anti-shareholder measures that have already been adopted by corporate issuers. For example, we will support shareholder proposals that seek to require the company to submit a shareholder rights plan to a shareholder vote. We will evaluate, on a case-by-case basis, proposals to completely redeem or eliminate such plans. Furthermore, we will generally oppose proposals put forward by management (including the authorization of blank check preferred stock, classified boards and supermajority vote requirements) that appear to be anti-shareholder or intended as management entrenchment mechanisms.

2.8. Executive Compensation

AllianceBernstein believes that company management and the compensation committee of the board of directors should, within reason, be given latitude to determine the types and mix of compensation and benefit awards offered to company employees. Whether proposed by a shareholder or management, we will review proposals relating to executive compensation plans on a case-by-case basis to ensure that the long-term interests of management and shareholders are properly aligned. In general, we will analyze the proposed plan to ensure that shareholder equity will not be excessively diluted taking into account shares available for grant under the proposed plan as well as other existing plans. We generally will oppose shareholder proposals to amend a company’s by-laws to give shareholders the right to vote on executive compensation. We believe this by-law amendment is likely to put the company at a competitive disadvantage which, in turn, is likely to adversely affect the value of the company and our clients’ interests. We generally will oppose plans that have below market value exercise prices on the date of issuance or permit re-pricing of underwater stock options without shareholder approval. Other factors such as the company’s performance and industry practice will generally be factored into our analysis. We believe the U.S. Securities and Exchange Commission (“SEC”) took appropriate steps to ensure more complete and transparent disclosure of executive compensation when it issued its modified executive compensation disclosure rules in 2006. Therefore, while we will consider them on a case-by-case basis, we generally vote against shareholder proposals seeking additional disclosure of executive and director compensation, including proposals that seek to specify the measurement of performance-based compensation, if the company is subject to SEC rules. Finally, we will support requiring a shareholder vote on management proposals to provide severance packages that exceed 2.99 times the sum of an executive officer’s base salary plus bonus that are triggered by a change in control. Finally, we will support shareholder proposals requiring a company to expense compensatory employee stock options (to the extent the jurisdiction in which the company operates does not already require it) because we view this form of compensation as a significant corporate expense that should be appropriately accounted for.

2.9. Social and Corporate Responsibility

AllianceBernstein will review and analyze on a case-by-case basis proposals relating to social, political and environmental issues to determine whether they will have a financial impact on shareholder value. We will vote against proposals that are unduly burdensome or result in unnecessary and excessive costs to the company with no discernable benefits to shareholders. We may abstain from voting on social proposals that do not have a readily determinable financial impact on shareholder value.

3. PROXY VOTING PROCEDURES

3.1. Proxy Voting Committees

Our growth and value investment groups have formed separate proxy voting committees to establish general proxy policies for AllianceBernstein and consider specific proxy voting matters as necessary. These committees periodically review these policies and new types of corporate governance issues, and decide how we should vote on proposals not covered by these policies. When a proxy vote cannot be clearly decided by an application of our stated policy, the proxy committee will evaluate the proposal. In addition, the committees, in conjunction with the analyst that covers the company, may contact corporate management, interested shareholder groups and others as necessary to discuss proxy issues. Members of the committees include senior investment personnel and representatives of the Legal and Compliance Department. The committees may also evaluate proxies where we face a potential conflict of interest (as discussed below). Finally, the committees monitor adherence to these policies.

3.2. Conflicts of Interest

AllianceBernstein recognizes that there may be a potential conflict of interest when we vote a proxy solicited by an issuer whose retirement plan we manage or administer, who distributes AllianceBernstein-sponsored mutual funds, or with whom we have, or one of our employees has, a business or personal relationship that may affect (or may be reasonably viewed as affecting) how we vote on the issuer’s proxy. Similarly, AllianceBernstein may have a potentially material conflict of interest when deciding how to vote on a proposal sponsored or supported by a shareholder group that is a client. We believe that centralized management of proxy voting, oversight by the proxy voting committees and adherence to these policies ensures that proxies are voted based solely on our clients’ best interests. Additionally, we have implemented procedures to ensure that our votes are not the product of a material conflict of interest, including: (i) on an annual basis, the proxy committees taking reasonable steps to evaluate (A) the nature of AllianceBernstein’s and our employees’ material business and personal relationships (and those of our affiliates) with any company whose equity securities are held in client accounts and (B) any client that has sponsored or has a material interest in a proposal upon which we will be eligible to vote; (ii) requiring anyone involved in the decision making process to disclose to the chairman of the appropriate proxy committee any potential conflict that he or she is aware of (including personal relationships) and any contact that he or she has had with any interested party regarding a proxy vote; (iii) prohibiting employees involved in the decision making process or vote administration from revealing how we intend to vote on a proposal in order to reduce any attempted influence from interested parties; and (iv) where a material conflict of interests exists, reviewing our proposed vote by applying a series of objective tests and, where necessary, considering the views of third party research services to ensure that our voting decision is consistent with our clients’ best interests.

Because under certain circumstances AllianceBernstein considers the recommendation of third party research services, the proxy committees take reasonable steps to verify that any third party research service is, in fact, independent taking into account all of the relevant facts and circumstances. This includes reviewing the third party research service’s conflict management procedures and ascertaining, among other things, whether the third party research service (i) has the capacity and competency to adequately analyze proxy issues, and (ii) can make recommendations in an impartial manner and in the best interests of our clients.

3.3. Proxies of Certain Non-U.S. Issuers

Proxy voting in certain countries requires “share blocking.” Shareholders wishing to vote their proxies must deposit their shares shortly before the date of the meeting with a designated depositary. During this blocking period, shares that will be voted at the meeting cannot be sold until the meeting has taken place and the shares are returned to the clients’ custodian banks. Absent compelling reasons to the contrary, AllianceBernstein believes that the benefit to the client of exercising the vote is outweighed by the cost of voting (i.e. not being able to sell the shares during this period). Accordingly, if share blocking is required we generally choose not to vote those shares.

In addition, voting proxies of issuers in non-US markets may give rise to a number of administrative issues that may prevent AllianceBernstein from voting such proxies. For example, AllianceBernstein may receive meeting notices without enough time to fully consider the proxy or after the cut-off date for voting. Other markets require AllianceBernstein to provide local agents with power of attorney prior to implementing AllianceBernstein’s voting instructions. Although it is AllianceBernstein’s policy to seek to vote all proxies for securities held in client accounts for which we have proxy voting authority, in the case of non-US issuers, we vote proxies on a best efforts basis.

3.4. Loaned Securities

Many clients of AllianceBernstein have entered into securities lending arrangements with agent lenders to generate additional revenue. AllianceBernstein will not be able to vote securities that are on loan under these types of arrangements. However, under rare circumstances, for voting issues that may have a significant impact on the investment, we may request that clients recall securities that are on loan if we determine that the benefit of voting outweighs the costs and lost revenue to the client or fund and the administrative burden of retrieving the securities.

3.5. Proxy Voting Records

Clients may obtain information about how we voted proxies on their behalf by contacting their AllianceBernstein administrative representative. Alternatively, clients may make a written request for proxy voting information to: Mark R. Manley, Senior Vice President & Chief Compliance Officer, AllianceBernstein L.P., 1345 Avenue of the Americas, New York, NY 10105.

American Century Investment Management, Inc./American Century Global Investment Management, Inc.

The Manager is responsible for exercising the voting rights associated with the securities purchased and/or held by the funds. In exercising its voting obligations, the Manager is guided by general fiduciary principles. It must act prudently, solely in the interest of the funds, and for the exclusive purpose of providing benefits to them. The Manager attempts to consider all factors of its vote that could affect the value of the investment. The funds’ board of trustees has approved the Manager’s Proxy Voting Guidelines to govern the Manager’s proxy voting activities.

The Manager and the board have agreed on certain significant contributors to shareholder value with respect to a number of matters that are often the subject of proxy solicitations for shareholder meetings. The Proxy Voting Guidelines specifically address these considerations and establish a framework for the Manager’s consideration of the vote that would be appropriate for the funds. In particular, the Proxy Voting Guidelines outline principles and factors to be considered in the exercise of voting authority for proposals addressing:

Election of Directors
Ratification of Selection of Auditors
Equity-Based Compensation Plans
Anti-Takeover Proposals
Cumulative Voting
Staggered Boards
"Blank Check" Preferred Stock
Elimination of Preemptive Rights
Non-targeted Share Repurchase
Increase in Authorized Common Stock
"Supermajority" Voting Provisions or Super Voting Share Classes
"Fair Price" Amendments
Limiting the Right to Call Special Shareholder Meetings
Poison Pills or Shareholder Rights Plans
Golden Parachutes
Reincorporation
Confidential Voting
Opting In or Out of State Takeover Laws
Shareholder Proposals Involving Social, Moral or Ethical Matters
Anti-Greenmail Proposals
Changes to Indemnification Provisions
Non-Stock Incentive Plans
Director Tenure
Directors’ Stock Options Plans
Director Share Ownership

Finally, the Proxy Voting Guidelines establish procedures for voting of proxies in cases in which the Manager may have a potential conflict of interest. Companies with which the Manager has direct business relationships could theoretically use these relationships to attempt to unduly influence the manner in which American Century votes on matters for the funds.

A copy of the Manager’s current Proxy Voting Guidelines is available at www.americancentury.com.

BlackRock Advisors, LLC (BlackRock Investment Management, LLC)

BlackRock Advisors, Inc. (“BAI”) BAI’s Proxy Voting Policy reflects its duty as a fiduciary under the Advisers Act to vote proxies in the best interests of its clients. BlackRock has adopted its own proxy voting policies (the “Proxy Voting Policy”) to be used in voting the Fund’s proxies, which are summarized below.

BAI recognized that implicit in the initial decision to retain or invest in the security of a corporation is acceptance of its existing corporate ownership structure, its management and its operations. Accordingly, proxy proposals that would change the existing status of a corporation are supported only when BAI concludes that the proposed changes are likely to benefit the corporation and its shareholders. Notwithstanding this favorable predisposition, BAI assesses management on an ongoing basis both in terms of its business capability and its dedication to shareholders to seek to ensure that BAI’s continued confidence remains warranted. If BAI determines that management is acting on its own behalf instead of for the well being of the corporation, it will vote to support the shareholder, unless BAI determines other mitigating circumstances are present.

BAI’s proxy voting policy and its attendant recommendations attempt to generalize a complex subject. Specific fact situations, including different voting practices in jurisdiction outside the Unites Sates, might warrant departure from these guidelines. In proxies of non-U.S. companies, a number of logistical problems may arise that may have a detrimental effect on BAI’s ability to vote such proxies in the best interest of the Funds. Accordingly, BAI may determine not to vote proxies if it believes that the restrictions or other detriments associated with such vote outweigh the benefits that will be derived by voting on the company’s proposal.

Additionally, situations may arise that involve an actual or perceived conflict of interest. For example, BAI may manage assets of a pension plan of a company whose management is soliciting proxies, or a BAI director may have a close relative who serves as a director of an executive of a company that is soliciting proxies. BAI’s policy in all cases is to vote proxies based on its client’s best interests.

BAI has engaged Institutional Shareholder Services (“ISS”) to assist in the voting of proxies. ISS analyses all proxy solicitations BAI receives for its clients and votes or advises BAI how, based on BAIs guidelines, the relevant votes should be cast.

Below is a summary of some of the procedures described in the Proxy Voting Policy.

Routine Matters. BAI will generally support routine proxy proposals, amendments, or resolutions if they do not measurably change the structure, management control, or operation of the issuer and they are consistent with industry standards as well as the corporate laws of the state of incorporation of the issuer.

Special Issues. BAI will generally vote against social issue proposals, which are generally proposed by shareholder who believe that the corporation’s internally adopted policies are ill-advised or misguided.

Financial /Corporate Issuers. BAI will generally vote in favor of management proposals that seek to change a corporation’s legal, business or financial structure provided the position of current shareholders is preserved or enhanced.

Shareholder Rights. Proposals in this category are made regularly by both management and shareholders. They can be generalized as involving issues that transfer or realign board or shareholder voting power. BAI will generally oppose any proposal aimed solely at thwarting potential takeover offers by requiring, for example, super-majority approval. At the same time it believes stability and continuity promote profitability. Individual proposals may have to be carefully assessed in the context of these particular circumstances.

Deutsche Asset Management

     The Policy implements standards that are reasonably designed to ensure that proxies are voted in the best economic interest of its clients. The Policy outlines the responsibilities of the Proxy Voting Working Group, which oversees Deutsche Asset Management’s proxy voting activities. The Policy also provides standards to address conflicts of interest and improper influence in reference to proxy voting. The Proxy Voting Policies set forth standards that are designed to ensure that material conflicts of interest are avoided and/or resolved in a manner consistent with our fiduciary role and the best economic interests of our clients. Generally, under normal circumstances, Deutsche Asset Management votes proxies in accordance with its pre-determined Proxy Voting Guidelines. In the limited circumstances where Deutsche Asset Management’s proxy voting committee evaluates and votes a particular proxy, the proxy voting committee shall vote those proxies in accordance with what it, in good faith, determines to be the best economic interests of clients. If Deutsche Asset Management determines, however, that a material conflict of interest exists with respect to a particular proxy that is being considered by Deutsche Asset Management’s proxy voting committee, Deutsche Asset Management will either follow (i) the instructions obtained from affected clients, if time permits, or (ii) the recommendations of an independent third-party proxy voting specialist.

Epoch Investment Partners, Inc.

Introduction

The Firm has adopted this Proxy Voting Policy and Procedures (the “Policy”) to comply with Rule 206(4)-6 (the “Rule”) under the Advisers Act. The Rule requires each investment adviser who exercises voting authority with respect to client securities to adopt and implement written policies and procedures that are reasonably designed to ensure that the adviser votes client securities in the best interest of clients. Such procedures must: Include how the adviser addresses material conflicts that may arise between its own interests and those of its clients; (b) Disclose to clients how they may obtain information from the adviser about how it voted with respect to their securities; and (c) Describe to clients the adviser’s proxy voting policies and procedures and, upon request, furnish a copy of the policies and procedures to the requesting client.

The staff of the Securities and Exchange Commission has issued interpretive guidance on investment advisers that use the recommendations of independent third parties to vote client proxies in its letter to Egan-Jones Proxy Services (pub. Avail. May 27, 2004). The interpretive letter addresses what is meant by "independent third party." The letter states that a third party generally would be independent of an investment adviser if that person is free from influence or any incentive to recommend that the proxies should be voted in anyone's interest other than the adviser's clients. An adviser should not, however, conclude that it is appropriate to follow the voting recommendations of an independent proxy voting firm without first ascertaining, among other things, whether the proxy voting firm (a) has the capacity and competency to adequately analyze proxy issues, and (b) can make such recommendations in an impartial manner and in the best interests of the adviser's clients.

The interpretive letter also discusses conflicts of interest that can arise from the proxy voting firm's relationships with issuers. When the proxy voting firm has a relationship with an issuer of voting securities (e.g., to provide advice on corporate governance issues), the adviser's proxy voting procedures should require a proxy voting firm to disclose to the adviser any relevant facts concerning the firm's relationship with the issuer, such as the amount of the compensation that the firm has received or will receive. That information will enable the investment adviser to determine whether the proxy voting firm can make voting recommendations in an impartial manner and in the best interests of the clients, or whether the adviser needs to take other steps to vote the proxies.

Policy

When the Firm votes proxies for a client, the Firm seeks to act in a manner that it believes is most likely to enhance the economic value of the underlying securities held in client accounts. It is imperative to the Firm’s integrity and reputation that it considers the interests of its clients, and not the interests of the Firm, when voting proxies. All proxy voting decisions will be made under the supervision of the Firm’s compliance department.

In light of the Firm’s fiduciary duty to its clients, and given the complexity of the issues that may be raised in connection with proxy votes, the Firm has retained Institutional Shareholder Services (“ISS”). ISS is an independent adviser that specializes in providing a variety of fiduciary-level proxy-related services to institutional investment managers. The services provided to the Firm include in-depth research, voting recommendations, vote execution and recordkeeping. The Firm has also adopted ISS’s proxy voting guidelines. Notwithstanding the foregoing, the Firm will use its best judgment to vote proxies in the manner it deems to be in the best interests of its clients. In the event that judgment differs from that of ISS, the Firm will memorialize the reasons supporting that judgment and retain a copy of those records for the Firm’s files. Additionally, the CCO will periodically review the voting of proxies to ensure that all such votes – particularly those diverging from the judgment of ISS – were voting consistent with the Firm’s fiduciary duties.

The Firm believes that the retention of the services of ISS and the adoption of the proxy voting procedures of ISS adequately addresses the risks of material conflicts that may arise between the Firm’s interests and those of its clients. ISS Proxy Voting Guidelines Summaries are included in Attachment A.

Recordkeeping

Epoch must maintain the documentation described in the following section for a period of not less than five (5) years, the first two (2) years at its principal place of business. The Firm will be responsible for the following procedures and for ensuring that the required documentation is retained.

Client request to review proxy votes:

  Any request, whether written (including e-mail) or oral, received by any employee of Epoch, must be promptly reported to the Chief Compliance Officer. All written requests must be retained in the permanent file.
  The Chief Compliance Officer will record the identity of the client, the date of the request, and the disposition (e.g., provided a written or oral response to client’s request, referred to third party, not a proxy voting client, other dispositions, etc.) in a suitable place.
  In order to facilitate the management of proxy voting record keeping process, and to facilitate dissemination of such proxy voting records to clients, the Chief Compliance Officer will distribute to any client requesting proxy voting information the complete proxy voting record of Epoch for the period requested. Reports containing proxy information of only those issuers held by a certain client will not be created or distributed.1
  Any report disseminated to a client(s) will contain the following legend:

“This report contains the full proxy voting record of Adviser Epoch. If securities of a particular issuer were held in your account on the date of the shareholder meeting indicated, your proxy was voted in the direction indicated (absent your expressed written direction otherwise).”

  Furnish the information requested, free of charge, to the client within a reasonable time period (within 10 business days). Maintain a copy of the written record provided in response to client’s written (including e-mail) or oral request. A copy of the written response should be attached and maintained with the client’s written request, if applicable and maintained in the permanent file.
  Clients are permitted to request the proxy voting record for the 5 year period prior to their request.

1 For clients who have provided Epoch with specific direction on proxy voting, the Chief Executive Officer and/or Assistant Portfolio Manager will review the proxy voting record and permanent file in order to identify those proposals voted differently than how Epoch voted clients not providing direction.

Proxy Voting Policy and Procedures:

•  Proxy Voting Policy and Procedures.

Proxy statements received regarding client securities:

•  Upon receipt of a proxy, copy or print a sample of the proxy statement or card and maintain the copy in a central file along with a sample of the proxy solicitation instructions.

Note: Epoch is permitted to rely on proxy statements filed on the SEC’s EDGAR system instead of keeping its own copies.

Proxy voting records:

•  Epoch Proxy Voting Record.

•  Documents prepared or created by Epoch that were material to making a decision on how to vote, or that memorialized the basis for the decision.

•  Documentation or notes or any communications received from third parties, other industry analysts, third party service providers, company’s management discussions, etc. that were material in the basis for the decision.

Disclosure

•  Epoch will ensure that Part II of Form ADV is updated as necessary to reflect: (i) all material changes to the Proxy Voting Policy and Procedures; and (ii) regulatory requirements.

Proxy Solicitation

     As a matter of practice, it is Epoch’s policy to not reveal or disclose to any client how Epoch may have voted (or intends to vote) on a particular proxy until after such proxies have been counted at a shareholder’s meeting. Epoch will never disclose such information to unrelated third parties.

     The Chief Compliance Officer is to be promptly informed of the receipt of any solicitation from any person to vote proxies on behalf of clients. At no time may any employee accept any remuneration in the solicitation of proxies. The Chief Compliance Officer shall handle all responses to such solicitations.

Federated Investment Management Company

Federated Investment Management Company’s (the “Adviser”) general policy is to cast proxy votes in favor of proposals that the Adviser anticipates will enhance the long-term value of the securities being voted. Generally, this will mean voting for proposals that the Adviser believes will: improve the management of a company; increase the rights or preferences of the voted securities; and/or increase the chance that a premium offer would be made for the company or for the voted securities.

The following examples illustrate how these general policies may apply to proposals submitted by a company’s board of directors. However, whether the Adviser supports or opposes a proposal will always depend on the specific circumstances described in the proxy statement and other available information.

On matters of corporate governance, generally the Adviser will vote for the full slate of directors nominated in an uncontested election; and for proposals to: require a company’s audit committee to be comprised entirely of independent directors; require independent tabulation of proxies and/or confidential voting by shareholders; reorganize in another jurisdiction (unless it would reduce the rights or preferences of the securities being voted); ratify the board’s selection of auditors (unless compensation for non-audit services exceeded 50% of the total compensation received from the company, or the previous auditor was dismissed because of a disagreement with the company); and repeal a shareholder rights plan (also known as a

“poison pill”). The Adviser will generally vote against the adoption of such a plan (unless the plan is designed to facilitate, rather than prevent, unsolicited offers for the company).

On matters of capital structure, generally the Adviser will vote: against proposals to authorize or issue shares that are senior in priority or voting rights to the securities being voted; and for proposals to: reduce the amount of shares authorized for issuance; authorize a stock repurchase program; and grant preemptive rights to the securities being voted. The Adviser will generally vote against proposals to eliminate such preemptive rights.

On matters relating to management compensation, generally the Adviser will vote: for stock incentive plans that align the recipients’ interests with the interests of shareholders without creating undue dilution; against proposals that would permit the amendment or replacement of outstanding stock incentives with new stock incentives having more favorable terms; and against executive compensation plans that do not disclose the maximum amounts of compensation that may be awarded or the criteria for determining awards.

On matters relating to corporate transactions, the Adviser will vote proxies relating to proposed mergers, capital reorganizations, and similar transactions in accordance with the general policy, based upon its analysis of the proposed transaction. The Adviser will vote proxies in contested elections of directors in accordance with the general policy, based upon its analysis of the opposing slates and their respective proposed business strategies. Some transactions may also involve proposed changes to the company’s corporate governance, capital structure or management compensation. The Adviser will vote on such changes based on its evaluation of the proposed transaction or contested election. In these circumstances, the Adviser may vote in a manner contrary to the general practice for similar proposals made outside the context of such a proposed transaction or change in the board. For example, if the Adviser decides to vote against a proposed transaction, it may vote for anti-takeover measures reasonably designed to prevent the transaction, even though the Adviser typically votes against such measures in other contexts.

The Adviser generally votes against proposals submitted by shareholders without the favorable recommendation of a company’s board. The Adviser believes that a company’s board should manage its business and policies, and that shareholders who seek specific changes should strive to convince the board of their merits or seek direct representation on the board.

In addition, the Adviser will not vote if it determines that the consequences or costs outweigh the potential benefit of voting. For example, if a foreign market requires shareholders casting proxies to retain the voted shares until the meeting date (thereby rendering the shares “illiquid” for some period of time), the Adviser will not vote proxies for such shares.

Proxy Voting Procedures

The Adviser has established a Proxy Voting Committee (Proxy Committee), to exercise all voting discretion granted to the Adviser by the Board in accordance with the proxy voting policies. The Adviser has hired Institutional Shareholder Services (ISS) to obtain, vote, and record proxies in accordance with the Proxy Committee’s directions. The Proxy Committee has supplied ISS with general guidelines that represent decisions made by the Proxy Committee in order to vote common proxy proposals; however, the Proxy Committee retains the right to modify these guidelines at any time or to vote contrary to the guidelines at any time in order to cast proxy votes in a manner that the Proxy Committee believes is consistent with the Adviser’s general policy. ISS may vote any proxy as directed in the guidelines without further direction from the Proxy Committee and may make any determinations required to implement the guidelines. However, if the guidelines require case-by-case direction for a proposal, ISS shall provide the Proxy Committee with all information that it has obtained regarding the proposal and the Proxy Committee will provide specific direction to ISS.

Conflicts of Interest

The Adviser has adopted procedures to address situations where a matter on which a proxy is sought may present a potential conflict between the interests of the Fund (and its shareholders) and those of the Adviser or the Adviser’s Distributor. This may occur where a significant business relationship exists between the Adviser (or its affiliates) and a company involved with a proxy vote. A company that is a proponent, opponent, or the subject of a proxy vote, and which to the knowledge of the Proxy Committee has this type of significant business relationship, is referred to as an “Interested Company.”

The Adviser has implemented the following procedures in order to avoid concerns that the conflicting interests of the Adviser have influenced proxy votes. Any employee of the Adviser who is contacted by an

Interested Company regarding proxies to be voted by the Adviser must refer the Interested Company to a member of the Proxy Committee, and must inform the Interested Company that the Proxy Committee has exclusive authority to determine how the Adviser will vote. Any Proxy Committee member contacted by an Interested Company must report it to the full Proxy Committee and provide a written summary of the communication. Under no circumstances will the Proxy Committee or any member of the Proxy Committee make a commitment to an Interested Company regarding the voting of proxies or disclose to an Interested Company how the Proxy Committee has directed such proxies to be voted. If the Proxy Voting Guidelines already provide specific direction on the proposal in question, the Proxy Committee shall not alter or amend such directions. If the Proxy Voting Guidelines require the Proxy Committee to provide further direction, the Proxy Committee shall do so in accordance with the proxy voting policies, without regard for the interests of the Adviser with respect to the Interested Company. If the Proxy Committee provides any direction as to the voting of proxies relating to a proposal affecting an Interested Company, it must disclose to the Fund’s Board information regarding: the significant business relationship; any material communication with the Interested Company; the matter(s) voted on; and how, and why, the Adviser voted as it did.

If the Fund holds shares of another investment company for which the Adviser (or an affiliate) acts as an investment adviser, the Proxy Committee will vote the Fund’s proxies in the same proportion as the votes cast by shareholders who are not clients of the Adviser at any shareholders’ meeting called by such investment company, unless otherwise directed by the Board.

Gartmore Global Partners

The corporate governance policy of GGP is intended to give its clients input in the companies in which they invest. The overview below summarizes Gartmore’s Corporate Governance Policy.

Corporate Governance establishes a corporate structure in the interests of shareholders. Policy needs to be applied flexibly, pragmatically and appropriately to the circumstances of the company.

Voting rights are part of the value of an investment and efforts are made to use voting rights in our clients’ best interest. GGP aims to vote at General Meetings of companies in which they invest but recognize the practical difficulties which may prevent this in some markets.

GGP support good practice in business and endorse the OECD Principles of Corporate Governance as part of the development of codes of best practice for individual markets.

Voting Guidelines:

  Shareholder rights should be protected. Shareholders should be able to participate in general meetings in proportion to their ownership of the company.
  Capital issue and repurchase should be on equal terms to all holders.
  Decisions on take-over bids are based on the long-term interests of GGP’s clients. Anti-takeover devices should not be used to shield management from accountability.
  Board Structure – there should be sufficient independent non-executives to balance executive management.
  Chairman and Chief Executive – these significantly different roles should be separated to prevent undue concentration of power within the company.
  Board Committees - strong audit and remuneration committees composed principally of independent non-executive directors should be used to resolve conflicts of interest between executives and the company.
  Service contracts –should not be of excessive length or used to shield executives who do not perform.
  Re-election - all directors should be required to stand for re-election at regular intervals, at least every 3 years.

  Incentive schemes – share based remuneration schemes should be subject to shareholder approval. GGP favors schemes which include challenging performance criteria.

We have a specialist corporate governance function which is responsible for developing and executing policy on behalf of GGP’s clients. It is headed by a senior executive with long experience in investment. The fund manager or research analyst with responsibility for investment in a company reviews resolutions, casts a critical eye over governance, identifies and is actively involved in formulating GGP’s response to controversial issues.

Where required, GGP will take necessary steps to retain proxy voting records for the period of time as specified by regulations.

Goldman Sachs Asset Management

     Goldman Sachs Asset Management (the “Investment Adviser”) has adopted policies and procedures (the “Policy”) for the voting of proxies on behalf of client accounts for which the Investment Adviser has voting discretion, including the Fund. Under the Policy, the Investment Adviser’s guiding principles in performing proxy voting are to make decisions that: (i) favor proposals that tend to maximize a company’s shareholder value; and (ii) are not influenced by conflicts of interest. These principles reflect the Investment Adviser’s belief that sound corporate governance will create a framework within which a company can be managed in the interests of its shareholders.

     The principles and positions reflected in the Policy are designed to guide the Investment Adviser in voting proxies, and not necessarily in making investment decisions. Senior management of the Investment Adviser will periodically review the Policy to ensure that it continues to be consistent with the Investment Adviser’s guiding principles.

     Public Equity Investments. To implement these guiding principles for investments in publicly-traded equities, the Investment Adviser follows proxy voting guidelines (the “Guidelines”) developed by Institutional Shareholder Services (“ISS”), except in certain circumstances, which are generally described below. The Guidelines embody the positions and factors the Investment Adviser generally considers important in casting proxy votes. They address a wide variety of individual topics, including, among others, shareholder voting rights, anti-takeover defenses, board structures, the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.

     ISS has been retained to review proxy proposals and make voting recommendations in accordance with the Guidelines. While it is the Investment Adviser’s policy generally to follow the Guidelines and recommendations from ISS, the Investment Adviser’s portfolio management teams (“Portfolio Management Teams”) retain the authority on any particular proxy vote to vote differently from the Guidelines or a related ISS recommendation, in keeping with their different investment philosophies and processes. Such decisions, however, remain subject to a review and approval process, including a determination that the decision is not influenced by any conflict of interest. In forming their views on particular matters, the Portfolio Management Teams are also permitted to consider applicable regional rules and practices, including codes of conduct and other guides, regarding proxy voting, in addition to the Guidelines and recommendations from ISS.

     In addition to assisting the Investment Adviser in developing substantive proxy voting positions, ISS also updates and revises the Guidelines on a periodic basis, and the revisions are reviewed by the Investment Adviser to determine whether they are consistent with the Investment Adviser’s guiding principles. ISS also assists the Investment Adviser in the proxy voting process by providing operational, recordkeeping and reporting services.

     The Investment Adviser is responsible for reviewing its relationship with ISS and for evaluating the quality and effectiveness of the various services provided by ISS. The Investment Adviser may hire other service providers to replace or supplement ISS with respect to any of the services the Investment Adviser currently receives from ISS.

     The Investment Adviser has implemented procedures that are intended to prevent conflicts of interest from influencing proxy voting decisions. These procedures include the Investment Adviser’s use of ISS as an independent third party, a review and approval process for individual decisions that do not follow ISS’s recommendations, and the establishment of information barriers between the Investment Adviser and other businesses within The Goldman Sachs Group, Inc.

     Fixed Income and Private Investments. Voting decisions with respect to fixed income securities and the securities of privately held issuers generally will be made by a Fund’s managers based on their assessment of the particular transactions or other matters at issue.

Invesco Aim Proxy Voting Guidelines

Introduction

Our Belief

Invesco Aim’s investment professionals expect a high standard of corporate governance from the companies in our portfolios so that Invesco Aim may fulfill its fiduciary obligation to our fund shareholders and other account holders. Well governed companies are characterized by a primary focus on the interests of shareholders, accountable boards of directors, ample transparency in financial disclosure, performance-driven cultures and appropriate consideration of all stakeholders. Invesco Aim believes well governed companies create greater shareholder wealth over the long term than poorly governed companies, so we endeavor to vote in a manner that increases the value of our investments and fosters good governance within our portfolio companies.

In determining how to vote proxy issues, Invesco Aim considers the probable business consequences of each issue and votes in a manner designed to protect and enhance fund shareholders’ and other account holders’ interests. Our voting decisions are intended to enhance each company’s total shareholder value over Invesco Aim’s typical investment horizon.

Proxy voting is an integral part of Invesco Aim’s investment process. We believe that the right to vote proxies should be managed with the same care as all other elements of the investment process. The objective of Invesco Aim’s proxy-voting activity is to promote good governance and advance the economic interests of our clients. At no time will Invesco Aim exercise its voting power to advance its own commercial interests, to pursue a social or political cause that is unrelated to our clients’ economic interests, or to favor a particular client or business relationship to the detriment of others.

Proxy administration

The Invesco Aim Proxy Committee (the “Proxy Committee”) consists of members representing Invesco Aim’s Investments, Legal and Compliance departments. Invesco Aim’s Proxy Voting Guidelines (the “Guidelines”) are revised annually by the Proxy Committee, and are approved by the AIM Funds Boards of Trustees. The Proxy Committee implements the Guidelines and oversees proxy voting.

The Proxy Committee has retained outside experts to assist with the analysis and voting of proxy issues. In addition to the advice offered by these experts, Invesco Aim uses information gathered from our own research, company managements, Invesco Aim’s portfolio managers and outside shareholder groups to reach our voting decisions.

Generally speaking, Invesco Aim’s investment-research process leads us to invest in companies led by management teams we believe have the ability to conceive and execute strategies to outperform their competitors. We select companies for investment based in large part on our assessment of their management teams’ ability to create shareholder wealth. Therefore, in formulating our proxy-voting decisions, Invesco Aim gives proper consideration to the recommendations of a company’s Board of Directors.

Important principles underlying the Invesco Aim Proxy Voting Guidelines

I. Accountability

Management teams of companies are accountable to their boards of directors, and directors of publicly held companies are accountable to their shareholders. Invesco Aim endeavors to vote the proxies of its portfolio companies in a manner that will reinforce the notion of a board’s accountability to its shareholders. Consequently, Invesco Aim votes against any actions that would impair the rights of shareholders or would reduce shareholders’ influence over the board or over management.

The following are specific voting issues that illustrate how Invesco Aim applies this principle of accountability.

  Elections of directors. In uncontested director elections for companies that do not have a controlling shareholder, Invesco Aim votes in favor of slates if they are comprised of at least a majority of independent directors and if the boards’ key committees are fully independent. Key committees include the Audit, Compensation and Governance or Nominating Committees. Invesco Aim’s standard of independence excludes directors who, in addition to the directorship, have any material business or family relationships with the companies they serve.
  Contested director elections are evaluated on a case-by-case basis and are decided within the context of Invesco Aim’s investment thesis on a company.
  Director performance. Invesco Aim withholds votes from directors who exhibit a lack of accountability to shareholders, either through their level of attendance at meetings or by enacting egregious corporate-governance or other policies. In cases of material financial restatements, accounting fraud, habitually late filings, adopting shareholder rights plan (“poison pills”) without shareholder approval, or other areas of poor performance, Invesco Aim may withhold votes from some or all of a company’s directors. In situations where directors’ performance is a concern, Invesco Aim may also support shareholder proposals to take corrective actions such as so-called “clawback” provisions.
  Auditors and Audit Committee members. Invesco Aim believes a company’s Audit Committee has a high degree of responsibility to shareholders in matters of financial disclosure, integrity of the financial statements and effectiveness of a company’s internal controls. Independence, experience and financial expertise are critical elements of a well-functioning Audit Committee. When electing directors who are members of a company’s Audit Committee, or when ratifying a company’s auditors, Invesco Aim considers the past performance of the Committee and holds its members accountable for the quality of the company’s financial statements and reports.
  Majority standard in director elections. The right to elect directors is the single most important mechanism shareholders have to promote accountability. Invesco Aim supports the nascent effort to reform the U.S. convention of electing directors, and votes in favor of proposals to elect directors by a majority vote.
  Classified boards. Invesco Aim supports proposals to elect directors annually instead of electing them to staggered multi-year terms because annual elections increase a board’s level of accountability to its shareholders.
  Supermajority voting requirements. Unless proscribed by law in the state of incorporation, Invesco Aim votes against actions that would impose any supermajority voting requirement, and supports actions to dismantle existing supermajority requirements.
  Responsiveness. Invesco Aim withholds votes from directors who do not adequately respond to shareholder proposals that were approved by a majority of votes cast the prior year.
  Cumulative voting. The practice of cumulative voting can enable minority shareholders to have representation on a company’s board. Invesco Aim supports proposals to institute the practice of cumulative voting at companies whose overall corporate-governance standards indicate a particular need to protect the interests of minority shareholders.
  Shareholder access. On business matters with potential financial consequences, Invesco Aim votes in favor of proposals that would increase shareholders’ opportunities to express their views to boards of directors, proposals that would lower barriers to shareholder action and proposals to promote the adoption of generally accepted best practices in corporate governance.

II. Incentives

Invesco Aim believes properly constructed compensation plans that include equity ownership are effective in creating incentives that induce managements and employees of our portfolio companies to create greater shareholder wealth. Invesco Aim supports equity compensation plans that promote the proper alignment of incentives, and votes against plans that are overly dilutive to existing shareholders, plans that contain objectionable structural features, and plans that appear likely to reduce the value of an account’s investment.

Following are specific voting issues that illustrate how Invesco Aim evaluates incentive plans.

  Executive compensation. Invesco Aim evaluates compensation plans for executives within the context of the company’s performance under the executives’ tenure. Invesco Aim believes independent compensation committees are best positioned to craft executive-compensation plans that are suitable for their company-specific circumstances. We view the election of those independent compensation committee members as the appropriate mechanism for shareholders to express their approval or disapproval of a company’s compensation practices. Therefore, Invesco Aim generally does not support shareholder proposals to limit or eliminate certain forms of executive compensation. In the interest of reinforcing the notion of a compensation committee’s accountability to shareholders, Invesco Aim supports proposals requesting that companies subject each year’s compensation record to an advisory shareholder vote, or so-called “say on pay” proposals.
  Equity-based compensation plans. When voting to approve or reject equity-based compensation plans, Invesco Aim compares the total estimated cost of the plans, including stock options and restricted stock, against a carefully selected peer group and uses multiple performance metrics that help us determine whether the incentive structures in place are creating genuine shareholder wealth. Regardless of a plan’s estimated cost relative to its peer group, Invesco Aim votes against plans that contain structural features that would impair the alignment of incentives between shareholders and management. Such features include the ability to reprice or reload options without shareholder approval, the ability to issue options below the stock’s current market price, or the ability to automatically replenish shares without shareholder approval.
  Employee stock-purchase plans. Invesco Aim supports employee stock-purchase plans that are reasonably designed to provide proper incentives to a broad base of employees, provided that the price at which employees may acquire stock is at most a 15 percent discount from the market price.
  Severance agreements. Invesco Aim generally votes in favor of proposals requiring advisory shareholder ratification of executives’ severance agreements. However, we oppose proposals requiring such agreements to be ratified by shareholders in advance of their adoption.

III. Capitalization

Examples of management proposals related to a company’s capital structure include authorizing or issuing additional equity capital, repurchasing outstanding stock, or enacting a stock split or reverse stock split. On requests for additional capital stock, Invesco Aim analyzes the company’s stated reasons for the request. Except where the request could adversely affect the fund’s ownership stake or voting rights, AIM generally supports a board’s decisions on its needs for additional capital stock. Some capitalization proposals require a case-by-case analysis within the context of Invesco Aim’s investment thesis on a company. Examples of such proposals include authorizing common or preferred stock with special voting rights, or issuing additional stock in connection with an acquisition.

IV. Mergers, Acquisitions and Other Corporate Actions

Issuers occasionally require shareholder approval to engage in certain corporate actions such as mergers, acquisitions, name changes, dissolutions, reorganizations, divestitures and reincorporations. Invesco Aim analyzes these proposals within the context of our investment thesis on the company, and determines its vote on a case-by-case basis.

V. Anti-Takeover Measures

Practices designed to protect a company from unsolicited bids can adversely affect shareholder value and voting rights, and they create conflicts of interests among directors, management and shareholders. Except under special issuer-specific circumstances, Invesco Aim votes to reduce or eliminate such measures. These measures include adopting or renewing “poison pills”, requiring supermajority voting on certain corporate actions, classifying the election of directors instead of electing each director to an annual term, or creating separate classes of common or preferred stock with special voting rights. Invesco Aim generally votes against management proposals to impose these types of measures, and generally votes for shareholder proposals designed to reduce such measures. Invesco Aim supports shareholder proposals directing companies to subject their anti-takeover provisions to a shareholder vote.

VI. Shareholder Proposals on Corporate Governance

Invesco Aim generally votes for shareholder proposals that are designed to protect shareholder rights if a company’s corporate-governance standards indicate that such additional protections are warranted.

VII. Shareholder Proposals on Social Responsibility

The potential costs and economic benefits of shareholder proposals seeking to amend a company’s practices for social reasons are difficult to assess. Analyzing the costs and economic benefits of these proposals is highly subjective and does not fit readily within our framework of voting to create greater shareholder wealth over Invesco Aim’s typical investment horizon. Therefore, Invesco Aim abstains from voting on shareholder proposals deemed to be of a purely social, political or moral nature.

VIII. Routine Business Matters

Routine business matters rarely have a potentially material effect on the economic prospects of fund holdings, so we generally support the board’s discretion on these items. However, Invesco Aim votes against proposals where there is insufficient information to make a decision about the nature of the proposal. Similarly, Invesco Aim votes against proposals to conduct other unidentified business at shareholder meetings.

Summary

These Guidelines provide an important framework for making proxy-voting decisions, and should give fund shareholders and other account holders insight into the factors driving Invesco Aim’s decisions. The Guidelines cannot address all potential proxy issues, however. Decisions on specific issues must be made within the context of these Guidelines and within the context of the investment thesis of the funds and other accounts that own the company’s stock. Where a different investment thesis is held by portfolio managers who may hold stocks in common, Invesco Aim may vote the shares held on a fund-by-fund or account-by-account basis.

Exceptions

In certain circumstances, Invesco Aim may refrain from voting where the economic cost of voting a company’s proxy exceeds any anticipated benefits of that proxy proposal.

Share-lending programs

One reason that some portion of Invesco Aim’s position in a particular security might not be voted is the securities lending program. When securities are out on loan and earning fees for the lending fund, they are transferred into the borrower’s name. Any proxies during the period of the loan are voted by the borrower. The lending fund would have to terminate the loan to vote the company’s proxy, an action that is not generally in the best economic interest of fund shareholders. However, whenever Invesco Aim determines that the benefit to shareholders or other account holders of voting a particular proxy outweighs the revenue lost by terminating the loan, we recall the securities for the purpose of voting the fund’s full position.

“Share-blocking”

Another example of a situation where Invesco Aim may be unable to vote is in countries where the exercise of voting rights requires the fund to submit to short-term trading restrictions, a practice known as “share-blocking.” Invesco Aim generally refrains from voting proxies in share-blocking countries unless the portfolio manager determines that the benefit to fund shareholders and other account holders of voting a specific proxy outweighs the fund’s or other account’s temporary inability to sell the security.

International constraints

An additional concern that sometimes precludes our voting non-U.S. proxies is our inability to receive proxy materials with enough time and enough information to make a voting decision. In the great majority of instances, however, we are able to vote non-U.S. proxies successfully. It is important to note that Invesco Aim makes voting decisions for non-U.S. issuers using these Guidelines as our framework, but also takes into account the corporate-governance standards, regulatory environment and generally accepted best practices of the local market.

Exceptions to these Guidelines

Invesco Aim retains the flexibility to accommodate company-specific situations where strictly adhering to the Guidelines would lead to a vote that the Proxy Committee deems not to be in the best interest of the funds’ shareholders and other account holders. In these situations, the Proxy Committee will vote the proxy in the manner deemed to be in the best interest of the funds’ shareholders and other account holders, and will promptly inform the funds’ Boards of Trustees of such vote and the circumstances surrounding it.

Resolving potential conflicts of interest

A potential conflict of interest arises when Invesco Aim votes a proxy for an issuer with which it also maintains a material business relationship. Examples could include issuers that are distributors of Invesco Aim’s products, or issuers that employ Invesco Aim to manage portions of their retirement plans or treasury accounts. Invesco Aim reviews each proxy proposal to assess the extent, if any, to which there may be a material conflict between the interests of the fund shareholders or other account holders and Invesco Aim.

Invesco Aim takes reasonable measures to determine whether a potential conflict may exist. A potential conflict is deemed to exist only if one or more of the Proxy Committee members actually knew or should have known of the potential conflict.

If a material potential conflict is deemed to exist, Invesco Aim may resolve the potential conflict in one of the following ways: (1) if the proposal that gives rise to the potential conflict is specifically addressed by the Guidelines, Invesco Aim may vote the proxy in accordance with the predetermined Guidelines; (2) Invesco Aim may engage an independent third party to determine how the proxy should be voted; or (3) Invesco Aim may establish an ethical wall or other informational barrier between the persons involved in the potential conflict and the persons making the proxy-voting decision in order to insulate the potential conflict from the decision makers.

Because the Guidelines are pre-determined and crafted to be in the best economic interest of shareholders and other account holders, applying the Guidelines to vote client proxies should, in most instances, adequately resolve any potential conflict of interest. As an additional safeguard against potential conflicts, persons from Invesco Aim’s marketing, distribution and other customer-facing functions are precluded from becoming members of the Proxy Committee.

On a quarterly basis, the AIM Funds Boards of Trustees review a report from Invesco Aim’s Internal Compliance Controls Committee. The report contains a list of all known material business relationships that Invesco Aim maintains with publicly traded issuers. That list is cross-referenced with the list of proxies voted over the period. If there are any instances where Invesco Aim’s voting pattern on the proxies of its material business partners is inconsistent with its voting pattern on all other issuers, they are brought before the Trustees and explained by the Chairman of the Proxy Committee.

Personal conflicts of interest. If any member of the Proxy Committee has a personal conflict of interest with respect to a company or an issue presented for voting, that Proxy Committee member will inform the Proxy Committee of such conflict and will abstain from voting on that company or issue.

Policies and Vote Disclosure

A copy of these Guidelines is available at www.invescoaim.com. In accordance with Securities and Exchange Commission regulations, all funds file a record of all proxy-voting activity for the prior 12 months ending June 30th. That filing is made on or before August 31st of each year.

J.P. Morgan Investment Management, Inc.

J.P. MORGAN INVESTMENT MANAGEMENT INC. (“JPMorgan”)
PROXY VOTING PROCEDURES AND GUIDELINES

JPMorgan and its affiliated advisers are part of a global asset management organization with the capability to invest in securities of issuers located around the globe. JPMorgan may be granted by its clients the authority to vote the proxies of the securities held in client portfolios. To ensure that the proxies are voted in the best interests of its clients, JPMorgan has adopted detailed proxy voting procedures ("Procedures") that incorporate detailed proxy guidelines ("Guidelines") for voting proxies on specific types of issues. Because the regulatory framework and the business cultures and practices vary from region to region, the Guidelines are customized for each region to take into account such variations. Separate Guidelines cover the regions of (1) North America, (2) Europe, Middle East, Africa, Central America and South America, (3) Asia (ex-Japan) and (4) Japan, respectively.

Notwithstanding the variations among the Guidelines, all of the Guidelines have been designed with the uniform objective of encouraging corporate action that enhances shareholder value. As a general rule, in voting proxies of a particular security, JPMorgan and its affiliated advisers will apply the Guidelines of the region in which the issuer of such security is organized. Except as noted below, proxy voting decisions will be made in accordance with the Guidelines covering a multitude of both routine and non-routine matters that JPMorgan and its affiliated advisers have encountered globally, based on many years of collective investment management experience.

To oversee and monitor the proxy-voting process, JPMorgan has established a proxy committee and appointed a proxy administrator in each global location where proxies are voted. The primary function of each proxy committee is to review periodically general proxy-voting matters, review and approve the Guidelines annually, and provide advice and recommendations on general proxy-voting matters as well as on specific voting issues. The procedures permit an independent voting service, currently Institutional RiskMetrics Group Inc. (“RM”) in the U.S., to perform certain services otherwise carried out or coordinated by the proxy administrator.

Although for many matters the Guidelines specify the votes to be cast, for many others, the Guidelines contemplate case-by-case determinations. In addition, there will undoubtedly be proxy matters that are not contemplated by the Guidelines. For both of these categories of matters and to override the Guidelines, the Procedures require a certification and review process to be completed before the vote is cast. That process is designed to identify actual or potential material conflicts of interest (between the Fund on the one hand, and the Fund’s investment adviser, principal underwriter or an affiliate of any of the foregoing, on the other hand) and ensure that the proxy vote is cast in the best interests of the Fund. When a potential material conflict of interest has been identified, the proxy administrator and a subgroup of proxy committee members (composed of a member from the Investment Department and one or more members from the Legal, Compliance, Operations or Risk Management Departments) will evaluate the potential conflict of interest and determine whether such conflict actually exists, and if so, will recommend how the Adviser will vote the proxy. In addressing any material conflict, JPMorgan may take one or more of the following measures (or other appropriate action): removing or “walling off” from the proxy voting process certain JPMorgan personnel with knowledge of the conflict, voting in accordance with any applicable Guideline if the application of the Guideline would objectively result in the casting of a proxy vote in a predetermined manner, or deferring the vote to RM, which will vote in accordance with its own recommendation.

The following summarizes some of the more noteworthy types of proxy voting policies of the non-U.S. Guidelines:

• Corporate governance procedures differ among the countries. Because of time constraints and local customs, it is not always possible for JPMorgan to receive and review all proxy materials in connection with each item submitted for a vote. Many proxy statements are in foreign languages.
Proxy materials are generally mailed by the issuer to the sub-custodian which holds the securities for the client in the country where the portfolio company is organized, and there may not be sufficient time for such materials to be transmitted to JPMorgan in time for a vote to be cast. In some countries, proxy statements are not mailed at all, and in some locations, the deadline for voting is two to four days after the initial announcement that a vote is to be solicited. JPMorgan also considers the cost of voting in light of the expected benefit of the vote.

• Where proxy issues concern corporate governance, takeover defense measures, compensation plans, capital structure changes and so forth, JPMorgan pays particular attention to management’s arguments for promoting the prospective change. JPMorgan’s sole criterion in determining its voting stance is whether such changes will be to the economic benefit of the beneficial owners of the shares.

• JPMorgan is in favor of a unitary board structure of the type found in the United Kingdom as opposed to tiered board structures. Thus, JPMorgan will generally vote to encourage the gradual phasing out of tiered board structures, in favor of unitary boards. However, since tiered boards are still very prevalent in markets outside of the United Kingdom, local market practice will always be taken into account.

• JPMorgan will use its voting powers to encourage appropriate levels of board independence, taking into account local market practice.

• JPMorgan will usually vote against discharging the board from responsibility in cases of pending litigation, or if there is evidence of wrongdoing for which the board must be held accountable.

• JPMorgan will vote in favor of increases in capital which enhance a company’s long-term prospects. JPMorgan will also vote in favor of the partial suspension of preemptive rights if they are for purely technical reasons (e.g., rights offers which may not be legally offered to shareholders in certain jurisdictions). However, JPMorgan will vote against increases in capital which would allow the company to adopt “poison pill” takeover defense tactics, or where the increase in authorized capital would dilute shareholder value in the long term.

• JPMorgan will vote in favor of proposals which will enhance a company’s long-term prospects. JPMorgan will vote against an increase in bank borrowing powers which would result in the company reaching an unacceptable level of financial leverage, where such borrowing is expressly intended as part of a takeover defense, or where there is a material reduction in shareholder value.

• JPMorgan reviews shareholder rights plans and poison pill proposals on a case-by-case basis; however, JPMorgan will generally vote against such proposals and vote for revoking existing plans.

• Where social or environmental issues are the subject of a proxy vote, JPMorgan will consider the issue on case-by-case basis, keeping in mind at all times the best economic interests of its clients.

• With respect to Asia, for routine proxies (e.g., in respect of voting at the Annual General Meeting of Shareholders) JPMorgan’s position is to neither vote in favor or against. For Extraordinary General Meetings of Shareholders, however, where specific issues are put to a shareholder vote, these issues are analyzed by the respective country specialist concerned. A decision is then made based on his or her judgment.

The following summarizes some of the more noteworthy types of proxy voting policies of the U.S. Guidelines:

• JPMorgan considers votes on director nominees on a case-by-case basis. Votes generally will be withheld from directors who: (a) attend less than 75% of board and committee meetings without a valid excuse; (b) implement or renew a dead-hand poison pill; (c) are affiliated directors who serve on audit, compensation or nominating committees or are affiliated directors and the full board serves on such committees or the company does not have such committees; or (d) ignore a shareholder proposal that is approved for two consecutive years by a majority of either the shares outstanding or the votes cast.

• JPMorgan votes proposals to classify boards on a case-by-case basis, but will vote in favor of such proposal if the issuer’s governing documents contain each of eight enumerated safeguards (for example, a majority of the board is composed of independent directors and the nominating committee is composed solely of such directors).

• JPMorgan also considers management poison pill proposals on a case-by-case basis, looking for shareholder-friendly provisions before voting in favor.

• JPMorgan votes against proposals for a super-majority vote to approve a merger.

• JPMorgan considers proposals to increase common and/or preferred shares and to issue shares as part of a debt restructuring plan on a case-by-case basis, taking into account the extent of dilution and whether the transaction will result in a change in control.

• JPMorgan votes proposals on a stock option plan based primarily on a detailed, quantitative analysis that takes into account factors such as estimated dilution to shareholders’ equity and dilution to voting power. JPMorgan generally considers other management compensation proposals on a case-by-case basis.

• JPMorgan also considers on a case-by-case basis proposals to change an issuer’s state of incorporation, mergers and acquisitions and other corporate restructuring proposals and certain social and environmental issue proposals.

Neuberger Berman Fixed Income LLC

Due to the nature of securities traded for Neuberger Berman Fixed Income LLC, proxy voting will be a limited process. When such a situation occurs the following policies and procedures will be followed

Proxy Voting Policies

Neuberger Berman Fixed Income LLC (NBFI) is aware and compliant with SEC Rule 206(4)-6 regarding proxy voting and disclosure and Rule 204-2 pertaining to books and records. Therefore, NBFI shall vote corporate governance proposals in a manner that promotes clear responsibility of management and boards to the long run interests of shareholders. NBFI shall be diligent, independent and consider the best interest of our clients in arriving at proxy voting decisions.

Upon a client’s request, NBFI will disclose how the client’s proxies were voted. Clients can send their requests via e-mail to opstrade@nb.com.

Proxy Voting Procedures

Ann Benjamin (Managing Director), Andy Johnson (Managing Director) or designees, are responsible for NBFI’s proxy votes and guidelines. The Security Control unit within the Operations Department has administrative responsibility.

Guidelines have been established to apply to the most frequently appearing proxy proposals. Proxy proposals for shares in closed-end funds are excepted from the guidelines, and voting decisions relating to such proposals will be determined on a case-by-case basis. Where specific guidelines don’t apply, the general principles of the Proxy Voting Policies are used. Specific fact situations might warrant departure from the guidelines. Proxies are voted after review of relevant materials (annual report, SEC filings -10K, and votes registered from the prior year) in accordance with these guidelines. The voting rights of securities that are on loan are determined at the time of signing the loan agreement between our clients and their custodian banks; usually the securities on loan do not allow NBFI the voting rights.

Administratively, NBFI utilizes paper ballots. Paper ballots are received via the United States Postal System and holdings for all clients as of record date are obtained from the accounting system (Portia).

The ballots’ shares and NBFI’s holdings are verified. If there are discrepancies between the ballot shares and NBFI’s holdings, the custodian is contacted for resolution. Proxies are voted by choosing the appropriate vote selection and the signing of the paper ballots. The signed proxies are mailed in the provided pre-addressed envelope.

In rare instances where ballot shares have not been received from all custodians within two weeks of the meeting date, NBFI contacts the custodian. The custodian will follow up with a faxed copy of the paper ballot. If a copy of the ballot is faxed, NBFI returns (via fax or by mail) the proxy with voting instructions to the custodian.

After all proxies are voted, the Operations Department of NBFI keeps a copy of the signed ballot as record of the security, meeting date, proposals, and how we voted for each client. Records are maintained in the Operations Department of NBFI office for five years; after that time the records can be moved to an off-site facility.

The guidelines are designed to eliminate the influence of any conflicts of interest on NBFI’s proxy voting decisions. Although NBFI does not foresee any material conflicts of interest arising, in the event a material conflict of interest does arise, the facts and circumstances of the conflict would be discussed with Lori Loftus, the Chief Compliance Officer, prior to voting. Lori Loftus, Ann Benjamin and/or Andy Johnson will decide if the conflict can be resolved or avoided by applying the guidelines. If the conflict cannot be resolved or avoided by applying the guidelines, NBFI may rely on the advice of an independent third party to determine how to vote the proxy.

Logan Circle Partners, L.P.

Proxy Voting Policy

Logan Circle Partners, LP (“LCP”) anticipates being granted proxy-voting authority as stated in client contracts. Therefore, LCP has adopted and implemented written policies and procedures reasonably designed to ensure that proxies are voted in the best interest of clients for which the firm has voting authority. Any material conflicts of interest between the firm and clients with respect to proxy voting are resolved in the best interest of clients.

The firm is responsible for the proxy process and record maintenance. Equity and fixed income proxies are based on discussions with the senior analyst covering the particular sector and then final approval is granted by a portfolio manager. After a decision is made by the analyst and Portfolio Manager, the vote is submitted to the Proxy Committee for review. The Proxy Committee is comprised of a Portfolio Manager and members of Operations and Compliance. The Committee will meet at least quarterly and as proxy voting is required or necessary.

After the Committee review, Operations is responsible for submission and record maintenance. In addition, Compliance is responsible for monitoring the proxy process and both client and regulatory requirements.

Proxy Voting Procedures

Compliance is responsible for monitoring proxy review and processing. Proxy voting is performed through Operations and the following are procedures:

Processing

1.	Operations is initially alerted to the proxy meeting and vote. The vote details are provided to the analyst responsible for the sector and Compliance. If the analyst or Portfolio Manager is initially alerted prior to Operations, the analyst or manager will forward to both Operations and Compliance.
2.

A review of the proxy meeting, vote agenda and affected accounts is performed by the analyst and Compliance. This review is on the company, meeting date and cut-off date in which all votes must be submitted. In addition, Compliance will review the accounts and the client guidelines for proxy directions and restrictions.

3.	Compliance will forward all applicable research, proxy material, participating accounts and agenda items to the Proxy Committee for review.
4.	Several days prior to the proxy vote cut-off date (date in which all votes must be submitted), Compliance will schedule a meeting with the Proxy Committee in order to discuss and review the meeting research and vote. Proxy material and research are thoroughly reviewed by the portfolio manager most familiar with the company to ensure that proxies are voted in the best interest of clients.
5.	Voting decisions on equities will be made based on discussions with one of five senior analysts and the particular sector in which they cover. Voting decisions on fixed income will be made based on discussions with one of five senior analysts and the particular sector in which they cover and then final approval will be granted by a portfolio manager.
6.	Compliance and the Proxy Vote Committee will determine if a conflict of interest is present when voting a particular proxy. Please see “Conflicts of Interest” below for firm procedures.
7.	The Proxy Vote Committee reviews the meeting agenda and research to determine how to vote in the best interests of clients and per firm guidelines. After a detailed review, the Committee determines the vote and Operations will submit for processing.
8.	Subsequent to the vote, Compliance will review the submission to ensure that all accounts were voted according to firm instructions. This review and all exceptions are documented and maintained for the firm’s records. If it is determined that the firm will be voting outside the guidelines, proper documentation is recorded internally.

Securities on Loan

1.	In the event a client utilizes a securities lending program, the firm will contact the custodian in order to call securities off loan and therefore vote according to proxy procedures. The Chief Operating Officer reviews the shares available for voting and resolves any conflicts.

New Accounts

1.	At account opening, Operations will alert the custodian to confirm that the firm is voting proxies. Operations will confirm proxy submission procedures with the custodian in order for them to submit the votes. The designated compliance person is responsible for resolving all issues and ensuring accounts are correctly set-up.

Resolving Potential Conflicts of Interest

Compliance and the Proxy Committee are responsible for identifying potential conflicts of interest in regard to the proxy voting process. Examples of potential conflicts of interest include:

1.	Managing a pension plan for a company whose management is soliciting proxies.
2.	Significant business relationships (ex. having a material business relationship with a proponent of a proxy proposal in which this business relationship may influence how the proxy vote is cast).
3.	Significant personal / family relationship (ex. adviser or principals have a business or personal relationship with participants in a proxy contest, corporate directors or candidates for directorships).

In instances where a material conflict of interest exists, it is the firm’s policy to address and document the conflict for the Proxy Committee. The Committee will review and determine a vote which Compliance will approve. Where a material conflict of interest has been identified and the matter is not covered in the above-mentioned procedures, LCP will disclose the conflict to the client and advise the client that its securities will be voted upon the representative’s written direction.

Proxy Vote Exceptions

All proxies will be voted, with the exceptions listed below:

i.	If a client account no longer holds the security, LCP will not vote a proxy, as voting would not add value to the client’s account; and
ii.	If a proxy is received after a client has terminated LCP’s services, LCP will not vote the proxy but will forward it directly to the client.

Morgan Stanley Investment Management Inc./Van Kampen Asset Management

I. POLICY STATEMENT

Morgan Stanley Investment Management’s (“MSIM”) policy and procedures for voting proxies (“Policy”) with respect to securities held in the accounts of clients applies to those MSIM entities that provide discretionary investment management services and for which an MSIM entity has authority to vote proxies. This Policy is reviewed and updated as necessary to address new and evolving proxy voting issues and standards.

The MSIM entities covered by this Policy currently include the following: Morgan Stanley Investment Advisors Inc., Morgan Stanley AIP GP LP, Morgan Stanley Investment Management Inc., Morgan Stanley Investment Management Limited, Morgan Stanley Investment Management Company, Morgan Stanley Asset & Investment Trust Management Co., Limited, Morgan Stanley Investment Management Private Limited, Van Kampen Asset Management, and Van Kampen Advisors Inc. (each an “MSIM Affiliate” and collectively referred to as the “MSIM Affiliates” or as “we” below).

Each MSIM Affiliate will use its best efforts to vote proxies as part of its authority to manage, acquire and dispose of account assets. With respect to the MSIM registered management investment companies (Van Kampen, Institutional and Advisor Funds--collectively referred to herein as the “MSIM Funds”), each MSIM Affiliate will vote proxies under this Policy pursuant to authority granted under its applicable investment advisory agreement or, in the absence of such authority, as authorized by the Board of Directors/Trustees of the MSIM Funds. An MSIM Affiliate will not vote proxies if the “named fiduciary” for an ERISA account has reserved the authority for itself, or in the case of an account not governed by ERISA, the investment management or investment advisory agreement does not authorize the MSIM Affiliate to vote proxies. MSIM Affiliates will vote proxies in a prudent and diligent manner and in the best interests of clients, including beneficiaries of and participants in a client’s benefit plan(s) for which the MSIM Affiliates manage assets, consistent with the objective of maximizing long-term investment returns (“Client Proxy Standard”). In certain situations, a client or its fiduciary may provide an MSIM Affiliate with a proxy voting policy. In these situations, the MSIM Affiliate will comply with the client’s policy.

Proxy Research Services - RiskMetrics Group ISS Governance Services (“ISS”) and Glass Lewis (together with other proxy research providers as we may retain from time to time, the “Research Providers”) are independent advisers that specialize in providing a variety of fiduciary-level proxy-related services to institutional investment managers, plan sponsors, custodians, consultants, and other institutional investors. The services provided include in-depth research, global issuer analysis, and voting recommendations. While we may review and utilize the recommendations of the Research Providers in making proxy voting decisions, we are in no way obligated to follow such recommendations. In addition to research, ISS provides vote execution, reporting, and recordkeeping services.

Voting Proxies for Certain Non-U.S. Companies - Voting proxies of companies located in some jurisdictions, particularly emerging markets, may involve several problems that can restrict or prevent the ability to vote such proxies or entail significant costs. These problems include, but are not limited to: (i) proxy statements and ballots being written in a language other than English; (ii) untimely and/or inadequate notice of shareholder meetings; (iii) restrictions on the ability of holders outside the issuer’s jurisdiction of organization to exercise votes; (iv) requirements to vote proxies in person; (v) the imposition of restrictions on the sale of the securities for a period of time in proximity to the shareholder meeting; and (vi) requirements to provide local agents with power of attorney to facilitate our voting instructions. As a result, we vote clients’ non-U.S. proxies on a best efforts basis only, after weighing the costs and benefits of voting such proxies, consistent with the Client Proxy Standard. ISS has been retained to provide assistance in connection with voting non-U.S. proxies.

II. GENERAL PROXY VOTING GUIDELINES

To promote consistency in voting proxies on behalf of its clients, we follow this Policy (subject to any exception set forth herein). The Policy addresses a broad range of issues, and provides general voting parameters on proposals that arise most frequently. However, details of specific proposals vary, and those details affect particular voting decisions, as do factors specific to a given company. Pursuant to the procedures set forth herein, we may vote in a manner that is not in accordance with the following general guidelines, provided the vote is approved by the Proxy Review Committee (see Section III for description) and is consistent with the Client Proxy Standard.

We endeavor to integrate governance and proxy voting policy with investment goals, using the vote to encourage portfolio companies to enhance long-term shareholder value and to provide a high standard of transparency such that equity markets can value corporate assets appropriately.

We seek to follow the Client Proxy Standard for each client. At times, this may result in split votes, for example when different clients have varying economic interests in the outcome of a particular voting matter (such as a case in which varied ownership interests in two companies involved in a merger result in different stakes in the outcome). We also may split votes at times based on differing views of portfolio managers.

We may abstain on matters for which disclosure is inadequate.

A. Routine Matters. We generally support routine management proposals. The following are examples of routine management proposals:

  Approval of financial statements and auditor reports if delivered with an unqualified auditor’s opinion.
  General updating/corrective amendments to the charter, articles of association or bylaws, unless we believe that such amendments would diminish shareholder rights.
  Most proposals related to the conduct of the annual meeting, with the following exceptions. We generally oppose proposals that relate to “the transaction of such other business which may come before the meeting,” and open-ended requests for adjournment. However, where management specifically states the reason for requesting an adjournment and the requested adjournment would facilitate passage of a proposal that would otherwise be supported under this Policy (i.e. an uncontested corporate transaction), the adjournment request will be supported.

We generally support shareholder proposals advocating confidential voting procedures and independent tabulation of voting results.

B.	Board of Directors.
	1.	Election of directors: Votes on board nominees can involve balancing a variety of considerations. In balancing various factors in uncontested elections, we may take into consideration whether the company has a majority voting policy in place that we believe makes the director vote more meaningful. In the absence of a proxy contest, we generally support the board’s nominees for director except as follows:
		a.	We consider withholding support from or voting against interested directors if the company’s board does not meet market standards for director independence, or if otherwise we believe board independence is insufficient. We refer to prevalent market standards as promulgated by a stock exchange or other authority within a given market (e.g., New York Stock Exchange or Nasdaq rules for most U.S. companies, and The Combined Code on Corporate Governance in the United Kingdom). Thus, for an NYSE company with no controlling shareholder, we would expect that at a minimum a majority of directors should be independent as defined by NYSE. Where we view market standards as inadequate, we may withhold votes based on stronger independence standards. Market standards notwithstanding, we generally do not view long board tenure alone as a basis to classify a director as non-independent, although lack of board turnover and fresh perspective can be a negative factor in voting on directors.

i. At a company with a shareholder or group that controls the company by virtue of a majority economic interest in the company, we have a reduced expectation for board independence, although we believe the presence of independent directors can be helpful, particularly in staffing the audit committee, and at times we may withhold support from or vote against a nominee on the view the board or its committees are not sufficiently independent.

ii. We consider withholding support from or voting against a nominee if he or she is affiliated with a major shareholder that has representation on a board disproportionate to its economic interest.

b. Depending on market standards, we consider withholding support from or voting against a nominee who is interested and who is standing for election as a member of the company’s compensation, nominating or audit committee.

c. We consider withholding support from or voting against a nominee if we believe a direct conflict exists between the interests of the nominee and the public shareholders, including failure to meet fiduciary standards of care and/or loyalty. We may oppose directors where we conclude that actions of directors are unlawful, unethical or negligent. We consider opposing individual board members or an entire slate if we believe the board is entrenched and/or dealing inadequately with performance problems, and/or acting with insufficient independence between the board and management.

d. We consider withholding support from or voting against a nominee standing for election if the board has not taken action to implement generally accepted governance practices for which there is a “bright line” test. For example, in the context of the U.S. market, failure to eliminate a dead hand or slow hand poison pill would be seen as a basis for opposing one or more incumbent nominees.

e. In markets that encourage designated audit committee financial experts, we consider voting against members of an audit committee if no members are designated as such. We also may not support the audit committee members if the company has faced financial reporting issues and/or does not put the auditor up for ratification by shareholders.

f. We believe investors should have the ability to vote on individual nominees, and may abstain or vote against a slate of nominees where we are not given the opportunity to vote on individual nominees.

g. We consider withholding support from or voting against a nominee who has failed to attend at least 75% of the nominee’s board and board committee meetings within a given year without a reasonable excuse. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

h. We consider withholding support from or voting against a nominee who appears overcommitted, particularly through service on an excessive number of boards. Market expectations are incorporated into this analysis; for U.S. boards, we generally oppose election of a nominee who serves on more than six public company boards (excluding investment companies).

2.	Discharge of directors’ duties: In markets where an annual discharge of directors' responsibility is a routine agenda item, we generally support such discharge. However, we may vote against discharge or abstain from voting where there are serious findings of fraud or other unethical behavior for which the individual bears responsibility. The annual discharge of responsibility represents shareholder approval of actions taken by the board during the year and may make future shareholder action against the board difficult to pursue.
3.	Board independence: We generally support U.S. shareholder proposals requiring that a certain percentage (up to 66T%) of the company’s board members be independent directors, and promoting all-independent audit, compensation and nominating/governance committees.
4.	Board diversity: We consider on a case-by-case basis shareholder proposals urging diversity of board membership with respect to social, religious or ethnic group.
5.	Majority voting: We generally support proposals requesting or requiring majority voting policies in election of directors, so long as there is a carve-out for plurality voting in the case of contested elections.
6.	Proxy access: We consider on a case-by-case basis shareholder proposals to provide procedures for inclusion of shareholder nominees in company proxy statements.
7.	Proposals to elect all directors annually: We generally support proposals to elect all directors annually at public companies (to “declassify” the Board of Directors) where such action is supported by the board, and otherwise consider the issue on a case-by-case basis based in part on overall takeover defenses at a company.
8.	Cumulative voting: We generally support proposals to eliminate cumulative voting in the U.S. market context. (Cumulative voting provides that shareholders may concentrate their votes for one or a handful of candidates, a system that can enable a minority bloc to place representation on a board.) U.S. proposals to establish cumulative voting in the election of directors generally will not be supported.
9.	Separation of Chairman and CEO positions: We vote on shareholder proposals to separate the Chairman and CEO positions and/or to appoint a non-executive Chairman based in part on prevailing practice in particular markets, since the context for such a practice varies. In many non-U.S. markets, we view separation of the roles as a market standard practice, and support division of the roles in that context.
10.	Director retirement age and term limits: Proposals recommending set director retirement ages or director term limits are voted on a case-by-case basis.
11.	Proposals to limit directors’ liability and/or broaden indemnification of officers and directors. Generally, we will support such proposals provided that an individual is eligible only if he or she has not acted in bad faith, gross negligence or reckless disregard of their duties.

C. Statutory auditor boards. The statutory auditor board, which is separate from the main board of directors, plays a role in corporate governance in several markets. These boards are elected by shareholders to provide assurance on compliance with legal and accounting standards and the company’s articles of association. We generally vote for statutory auditor nominees if they meet independence standards. In markets that require disclosure on attendance by internal statutory auditors, however, we consider voting against nominees for these positions who failed to attend at least 75% of meetings in the previous year. We also consider opposing nominees if the company does not meet market standards for disclosure on attendance.

D. Corporate transactions and proxy fights. We examine proposals relating to mergers, acquisitions and other special corporate transactions (i.e., takeovers, spin-offs, sales of assets, reorganizations, restructurings and recapitalizations) on a case-by-case basis in the interests of each fund or other account. Proposals for mergers or other significant transactions that are friendly and approved by the Research Providers usually are supported if there is no portfolio manager objection. We also analyze proxy contests on a case-by-case basis.

E.	Changes in capital structure.

1.	We generally support the following:
Management and shareholder proposals aimed at eliminating unequal voting rights, assuming fair economic treatment of classes of shares we hold.
Management proposals to increase the authorization of existing classes of common stock (or securities convertible into common stock) if: (i) a clear business purpose is stated that we can support and the number of shares requested is reasonable in relation to the purpose for which authorization is requested; and/or (ii) the authorization does not exceed 100% of shares currently authorized and at least 30% of the total new authorization will be outstanding. (We consider proposals that do not meet these criteria on a case-by-case basis.)
Management proposals to create a new class of preferred stock or for issuances of preferred stock up to 50% of issued capital, unless we have concerns about use of the authority for anti-takeover purposes.
Management proposals to authorize share repurchase plans, except in some cases in which we believe there are insufficient protections against use of an authorization for anti-takeover purposes.
Management proposals to reduce the number of authorized shares of common or preferred stock, or to eliminate classes of preferred stock.
Management proposals to effect stock splits.
Management proposals to effect reverse stock splits if management proportionately reduces the authorized share amount set forth in the corporate charter. Reverse stock splits that do not adjust proportionately to the authorized share amount generally will be approved if the resulting increase in authorized shares coincides with the proxy guidelines set forth above for common stock increases.
Management dividend payout proposals, except where we perceive company payouts to shareholders as inadequate.
2.	We generally oppose the following (notwithstanding management support):
Proposals to add classes of stock that would substantially dilute the voting interests of existing shareholders.
Proposals to increase the authorized or issued number of shares of existing classes of stock that are unreasonably dilutive, particularly if there are no preemptive rights for existing shareholders. However, depending on market practices, we consider voting for proposals giving general authorization for issuance of shares not subject to pre-emptive rights if the authority is limited.
Proposals that authorize share issuance at a discount to market rates, except where authority for such issuance is de minimis, or if there is a special situation that we believe justifies such authorization (as may be the case, for example, at a company under severe stress and risk of bankruptcy).
Proposals relating to changes in capitalization by 100% or more.

We consider on a case-by-case basis shareholder proposals to increase dividend payout ratios, in light of market practice and perceived market weaknesses, as well as individual company payout history and current circumstances. For example, currently we perceive low payouts to shareholders as a concern at some Japanese companies, but may deem a low payout ratio as appropriate for a growth company making good use of its cash, notwithstanding the broader market concern.

F.	Takeover Defenses and Shareholder Rights.
	1.	Shareholder rights plans: We generally support proposals to require shareholder approval or ratification of shareholder rights plans (poison pills). In voting on rights plans or similar takeover defenses, we consider on a case-by-case basis whether the company has demonstrated a need for the defense in the context of promoting long-term share value; whether provisions of the defense are in line with generally accepted governance principles in the market (and specifically the presence of an adequate qualified offer provision that would exempt offers meeting certain conditions from the pill); and the specific context if the proposal is made in the midst of a takeover bid or contest for control.
	2.	Supermajority voting requirements: We generally oppose requirements for supermajority votes to amend the charter or bylaws, unless the provisions protect minority shareholders where there is a large shareholder. In line with this view, in the absence of a large shareholder we support reasonable shareholder proposals to limit such supermajority voting requirements.
	3.	Shareholder rights to call meetings: We consider proposals to enhance shareholder rights to call meetings on a case-by-case basis.
	4.	Reincorporation: We consider management and shareholder proposals to reincorporate to a different jurisdiction on a case-by-case basis. We oppose such proposals if we believe the main purpose is to take advantage of laws or judicial precedents that reduce shareholder rights.
	5.	Anti-greenmail provisions: Proposals relating to the adoption of anti-greenmail provisions will be supported, provided that the proposal: (i) defines greenmail; (ii) prohibits buyback offers to large block holders (holders of at least 1% of the outstanding shares and in certain cases, a greater amount, as determined by the Proxy Review Committee) not made to all shareholders or not approved by disinterested shareholders; and (iii) contains no anti-takeover measures or other provisions restricting the rights of shareholders.
	6.	Bundled proposals: We may consider opposing or abstaining on proposals if disparate issues are “bundled” and presented for a single vote.
G.	Auditors. We generally support management proposals for selection or ratification of independent auditors. However, we may consider opposing such proposals with reference to incumbent audit firms if the company has suffered from serious accounting irregularities and we believe rotation of the audit firm is appropriate, or if fees paid to the auditor for non-audit-related services are excessive. Generally, to determine if non-audit fees are excessive, a 50% test will be applied (i.e., non-audit-related fees should be less than 50% of the total fees paid to the auditor). We generally vote against proposals to indemnify auditors.
H.	Executive and Director Remuneration.
	1.	We generally support the following:
Proposals for employee equity compensation plans and other employee ownership plans, provided that our research does not indicate that approval of the plan would be against shareholder interest. Such approval may be against shareholder interest if it authorizes excessive dilution and shareholder cost, particularly in the context of high usage (“run rate”) of equity compensation in the recent past; or if there are objectionable plan design and provisions.
Proposals relating to fees to outside directors, provided the amounts are not excessive relative to other companies in the country or industry, and provided that the structure is appropriate within the market context. While stock-based compensation to outside directors is positive if moderate and appropriately structured, we are wary of significant stock option awards or other performance-based awards for outside directors, as well as provisions that could result in significant forfeiture of value on a director’s decision to resign from a board (such forfeiture can undercut director independence).

• Proposals for employee stock purchase plans that permit discounts up to 15%, but only for grants that are part of a broad-based employee plan, including all non-executive employees.

• Proposals for the establishment of employee retirement and severance plans, provided that our research does not indicate that approval of the plan would be against shareholder interest.

2. We generally oppose retirement plans and bonuses for non-executive directors and independent statutory auditors.

3. Shareholder proposals requiring shareholder approval of all severance agreements will not be supported, but proposals that require shareholder approval for agreements in excess of three times the annual compensation (salary and bonus) generally will be supported. We generally oppose shareholder proposals that would establish arbitrary caps on pay. We consider on a case-by-case basis shareholder proposals that seek to limit Supplemental Executive Retirement Plans (SERPs), but support such proposals where we consider SERPs to be excessive.

4. Shareholder proposals advocating stronger and/or particular pay-for-performance models will be evaluated on a case-by-case basis, with consideration of the merits of the individual proposal within the context of the particular company and its labor markets, and the company’s current and past practices. While we generally support emphasis on long-term components of senior executive pay and strong linkage of pay to performance, we consider whether a proposal may be overly prescriptive, and the impact of the proposal, if implemented as written, on recruitment and retention.

5. We consider shareholder proposals for U.K.-style advisory votes on pay on a case-by-case basis.

6. We generally support proposals advocating reasonable senior executive and director stock ownership guidelines and holding requirements for shares gained in executive equity compensation programs.

7. We generally support shareholder proposals for reasonable “claw-back” provisions that provide for company recovery of senior executive bonuses to the extent they were based on achieving financial benchmarks that were not actually met in light of subsequent restatements.

8. Management proposals effectively to re-price stock options are considered on a case-by-case basis. Considerations include the company’s reasons and justifications for a re-pricing, the company’s competitive position, whether senior executives and outside directors are excluded, potential cost to shareholders, whether the re-pricing or share exchange is on a value-for-value basis, and whether vesting requirements are extended.

I.	Social, Political and Environmental Issues. We consider proposals relating to social, political and environmental issues on a case-by-case basis to determine likely financial impacts on shareholder value, balancing concerns on reputational and other risks that may be raised in a proposal against costs of implementation. We may abstain from voting on proposals that do not have a readily determinable financial impact on shareholder value. While we support proposals that we believe will enhance useful disclosure, we generally vote against proposals requesting reports that we believe are duplicative, related to matters not material to the business, or that would impose unnecessary or excessive costs. We believe that certain social and environmental shareholder proposals may intrude excessively on management prerogatives, which can lead us to oppose them.

J. Fund of Funds. Certain Funds advised by an MSIM Affiliate invest only in other MSIM Funds. If an underlying fund has a shareholder meeting, in order to avoid any potential conflict of interest, such proposals will be voted in the same proportion as the votes of the other shareholders of the underlying fund, unless otherwise determined by the Proxy Review Committee.

III. ADMINISTRATION OF POLICY

The MSIM Proxy Review Committee (the “Committee”) has overall responsibility for the Policy. The Committee, which is appointed by MSIM’s Chief Investment Officer of Global Equities (“CIO”) or senior officer, consists of senior investment professionals who represent the different investment disciplines and geographic locations of the firm, and is chaired by the director of the Corporate Governance Team (“CGT”). Because proxy voting is an investment responsibility and impacts shareholder value, and because of their knowledge of companies and markets, portfolio managers and other members of investment staff play a key role in proxy voting, although the Committee has final authority over proxy votes.

The CGT Director is responsible for identifying issues that require Committee deliberation or ratification. The CGT, working with advice of investment teams and the Committee, is responsible for voting on routine items and on matters that can be addressed in line with these Policy guidelines. The CGT has responsibility for voting case-by-case where guidelines and precedent provide adequate guidance.

The Committee will periodically review and have the authority to amend, as necessary, the Policy and establish and direct voting positions consistent with the Client Proxy Standard.

CGT and members of the Committee may take into account Research Providers’ recommendations and research as well as any other relevant information they may request or receive, including portfolio manager and/or analyst comments and research, as applicable. Generally, proxies related to securities held in accounts that are managed pursuant to quantitative, index or index-like strategies ("Index Strategies") will be voted in the same manner as those held in actively managed accounts, unless economic interests of the accounts differ. Because accounts managed using Index Strategies are passively managed accounts, research from portfolio managers and/or analysts related to securities held in these accounts may not be available. If the affected securities are held only in accounts that are managed pursuant to Index Strategies, and the proxy relates to a matter that is not described in this Policy, the CGT will consider all available information from the Research Providers, and to the extent that the holdings are significant, from the portfolio managers and/or analysts.

A. Committee Procedures

The Committee meets at least annually to review and consider changes to the Policy. The Committee will appoint a subcommittee (the “Subcommittee”) to meet as needed between Committee meetings to address any outstanding issues relating to the Policy or its implementation.

The Subcommittee will meet on an ad hoc basis to (among other functions): (1) monitor and ratify “split voting” (i.e., allowing certain shares of the same issuer that are the subject of the same proxy solicitation and held by one or more MSIM portfolios to be voted differently than other shares) and/or “override voting” (i.e., voting all MSIM portfolio shares in a manner contrary to the Policy); (2) review and approve upcoming votes, as appropriate, for matters as requested by CGT.

The Committee reserves the right to review voting decisions at any time and to make voting decisions as necessary to ensure the independence and integrity of the votes. The Committee or the Subcommittee are provided with reports on at least a monthly basis detailing specific key votes cast by CGT.

B. Material Conflicts of Interest

In addition to the procedures discussed above, if the CGT Director determines that an issue raises a material conflict of interest, the CGT Director will request a special committee to review, and recommend a course of action with respect to, the conflict(s) in question (“Special Committee”).

A potential material conflict of interest could exist in the following situations, among others:

1.	The issuer soliciting the vote is a client of MSIM or an affiliate of MSIM and the vote is on a matter that materially affects the issuer.
2.	The proxy relates to Morgan Stanley common stock or any other security issued by Morgan Stanley or its affiliates except if echo voting is used, as with MSIM Funds, as described herein.
3.	Morgan Stanley has a material pecuniary interest in the matter submitted for a vote (e.g., acting as a financial advisor to a party to a merger or acquisition for which Morgan Stanley will be paid a success fee if completed).

If the CGT Director determines that an issue raises a potential material conflict of interest, depending on the facts and circumstances, the issue will be addressed as follows:

1.	If the matter relates to a topic that is discussed in this Policy, the proposal will be voted as per the Policy.
2.	If the matter is not discussed in this Policy or the Policy indicates that the issue is to be decided case-by-case, the proposal will be voted in a manner consistent with the Research Providers, provided that all the Research Providers have the same recommendation, no portfolio manager objects to that vote, and the vote is consistent with MSIM’s Client Proxy Standard.
3.	If the Research Providers’ recommendations differ, the CGT Director will refer the matter to the Subcommittee or a Special Committee to vote on the proposal, as appropriate.

The Special Committee shall be comprised of the CGT Director, the Chief Compliance Officer or his/her designee, a senior portfolio manager (if practicable, one who is a member of the Proxy Review Committee) designated by the Proxy Review Committee, and MSIM’s relevant Chief Investment Officer or his/her designee, and any other persons deemed necessary by the CGT Director. The CGT Director may request non-voting participation by MSIM’s General Counsel or his/her designee. In addition to the research provided by Research Providers, the Special Committee may request analysis from MSIM Affiliate investment professionals and outside sources to the extent it deems appropriate.

C. Proxy Voting Reporting

The CGT will document in writing all Committee, Subcommittee and Special Committee decisions and actions, which documentation will be maintained by the CGT for a period of at least six years. To the extent these decisions relate to a security held by an MSIM Fund, the CGT will report the decisions to each applicable Board of Trustees/Directors of those Funds at each Board’s next regularly scheduled Board meeting. The report will contain information concerning decisions made during the most recently ended calendar quarter immediately preceding the Board meeting.

MSIM will promptly provide a copy of this Policy to any client requesting it. MSIM will also, upon client request, promptly provide a report indicating how each proxy was voted with respect to securities held in that client’s account.

MSIM’s Legal Department is responsible for filing an annual Form N-PX on behalf of each MSIM Fund for which such filing is required, indicating how all proxies were voted with respect to such Fund’s holdings.

Morley Capital Management, Inc.

Introduction

Morley is an investment adviser that is registered with the U.S. Securities and Exchange Commission pursuant to the Investment Advisers Act of 1940, as amended (the “Advisers Act”). Morley provides investment advisory services to various types of clients which may include registered and unregistered investment companies, collective trusts, institutional separate accounts, wrap accounts, insurance general accounts, charitable endowments, Taft-Hartley Act plans, ERISA plans, state-sponsored funds, managed separate accounts and individuals.

These guidelines describe how Morley discharges its fiduciary duty on behalf of its clients to vote proxies that are received in connection with underlying portfolio securities held by its clients. Due to the nature of Morley’s advisory services and the securities that it purchases on behalf of its clients, proxies are very infrequent. However, this Policy address several contingencies for proxy voting even though they will rarely, if ever, occur. Morley understands that it has a duty to vote proxies as set forth in relevant advisory agreements and contracts. Further, Morley understands its responsibility to process proxies and to maintain all required records regarding proxy voting.

It is Morley’s Policy is to vote proxies solely in a manner that best serves the economic interests of its clients.

How Proxies are Voted

Morley shall administer all proxies. Proxies are received by Morley at its offices located at 1300 SW Fifth Ave., Suite 3300, Portland OR 97201. Upon receipt, the Morley Chief Investment Officer shall review the proxy and cast the vote in a timely manner that best serves the economic interests of its clients. Morley shall attempt to process every vote for all domestic and foreign proxies that Morley receives.

There may be situations, however, where Morley cannot process a proxy in connection with a foreign security. For example, Morley will not process a foreign proxy if (1) the cost of voting the foreign proxy outweighs the benefit of voting the foreign proxy; (2) when Morley has not been given enough time to process the vote; and (3) when a sell order for a foreign security is outstanding and, in the particular foreign country, proxy voting would impede the sale of the foreign security.

In the event that a proxy vote presents a conflict of interest or the appearance of such conflict for Morley, the matter shall be referred to the Morley Chief Compliance Officer (“CCO“). The Morley CCO shall consult with the Principal Global Investors (“PGI”) Chief Compliance Officer and the PGI Chief Operating Officer who shall collectively make a determination on the conflict of interest and document their collective decision regarding how to vote the specific issue in the best economic interest of its client(s) in order to ensure that an independent decision is made in that circumstance.

Recordkeeping

Morley shall maintain, at a minimum, the following records: (1) the Morley Proxy Voting Policy and Procedures; (2) proxy statements received regarding underlying portfolio securities held by clients; (3) records of votes cast on behalf of clients; (4) Client written requests for information on how Morley voted proxies for said client; (5) any response to clients regarding their request for information as to how Morley voted proxies for the Client; (6) any documents prepared by Morley that were material to making a decision as to how to vote proxies or that memorialized the basis for the voting decision.

The records and other items shall be maintained for at least 5 years with the first two years in an easily accessible place, except electronic filings that are available on the SEC’s EDGAR system. Reporting

Morley shall provide periodic reports in accordance with regulatory requirements and shall provide clients with reports as requested or agreed upon.

Nationwide Asset Management, LLC

Nationwide Asset Management, LLC (“NWAM”) authority to vote client proxies is established by Registrant’s investment advisory agreements or comparable documents.

Generally, NWAM does not provide advice on securities that issue proxies and therefore does not exercise voting authority with respect to client accounts or the securities held within those accounts.

From time to time NWAM may be in a position to vote client proxies. In these instances, NWAM intends to vote proxies in accord with the best economic interests of its clients. NWAM endeavors to resolve any conflicts of interest exclusively in the best economic interests of clients. In order to avoid conflicts of interest, NWAM or an affiliate has contracted with Institutional Shareholder Services (“ISS”), an independent third party service provider. NWAM will vote clients’ proxies according to ISS’s proxy voting recommendations.

On an annual basis, NWAM will review information obtained from ISS to ascertain whether ISS (i) has the capacity and competency to adequately analyze proxy issues, and (ii) can make such recommendations in an impartial manner and in the best economic interest of its clients.

NWAM’s Investment Committee votes proxies when ISS has recused itself from a vote recommendation or if senior officers or a member of the Committee believes it necessary in the best economic interests of clients to vote differently. Upon request, Registrant provides clients with a copy of its proxy voting procedures and information on how the client’s proxies were voted.

Nationwide Fund Advisors

GENERAL

     The Board of Trustees of Nationwide Mutual Funds and Nationwide Variable Insurance Trust (the “Funds”) has approved the continued delegation of the authority to vote proxies relating to the securities held in the portfolios of the Funds to each Fund’s investment adviser or sub-adviser, as the case may be, after the Board reviewed and considered the proxy voting policies and procedures used by each of the investment advisers and sub-advisers of the Funds, some of which advisers and sub-advisers use an independent service provider, as described below.

     Nationwide Fund Advisors (“NFA” or the “Adviser”), is an investment adviser that is registered with the U.S. Securities and Exchange Commission (the “SEC”) pursuant to the Investment Advisers Act of 1940, as amended (the “Advisers Act”). NFA currently provides investment advisory services to registered investment companies (hereinafter referred to collectively as “Clients”).

     Voting proxies that are received in connection with underlying portfolio securities held by Clients is an important element of the portfolio management services that NFA performs for Clients. NFA’s goal in performing this service is to make proxy voting decisions: (i) to vote or not to vote proxies in a manner that serves the best economic interests of Clients; and (ii) that avoid the influence of conflicts of interest. To implement this goal, NFA has adopted proxy voting guidelines (the “Proxy Voting Guidelines”) to assist it in making proxy voting decisions and in developing procedures for effecting those decisions. The Proxy Voting Guidelines are designed to ensure that, where NFA has the authority to vote proxies, all legal, fiduciary, and contractual obligations will be met.

     The Proxy Voting Guidelines address a wide variety of individual topics, including, among other matters, shareholder voting rights, anti-takeover defenses, board structures and the election of directors, executive and director compensation, reorganizations, mergers, and various shareholder proposals.

     The proxy voting records of the Funds are available to shareholders on the Trust’s website, www.nationwide.com/mutualfunds, and the SEC’s website.

HOW PROXIES ARE VOTED

     NFA has delegated to RiskMetrics Group ISS Governance Services (“RiskMetrics”), an independent service provider, the administration of proxy voting for Client portfolio securities directly managed by NFA, subject to oversight by NFA’s “Proxy Voting Committee.” Risk Metrics, a Delaware corporation, provides proxy-voting services to many asset managers on a global basis. The NFA Proxy Voting Committee has reviewed, and will continue to review annually, the relationship with Risk Metrics and the quality and effectiveness of the various services provided by Risk Metrics.

     Specifically, Risk Metrics assists NFA in the proxy voting and corporate governance oversight process by developing and updating the “Risk Metrics Proxy Voting Guidelines,” which are incorporated into the Proxy Voting Guidelines, and by providing research and analysis, recommendations regarding votes, operational implementation, and recordkeeping and reporting services. NFA’s decision to retain Risk Metrics is based principally on the view that the services that Risk Metrics provides, subject to oversight by NFA, generally will result in proxy voting decisions which serve the best economic interests of Clients. NFA has reviewed, analyzed, and determined that the Risk Metrics Proxy Voting Guidelines are consistent with the views of NFA on the various types of proxy proposals. When the Risk Metrics Proxy Voting Guidelines do not cover a specific proxy issue and Risk Metrics does not provide a recommendation: (i) Risk Metrics will notify NFA; and (ii) NFA will use its best judgment in voting proxies on behalf of the Clients. A summary of the Risk Metrics Proxy Voting Guidelines is set forth below.

CONFLICTS OF INTEREST

     NFA does not engage in investment banking, administration or management of corporate retirement plans, or any other activity that is likely to create a potential conflict of interest. In addition, because Client proxies are voted by Risk Metrics pursuant to the pre-determined Risk Metrics Proxy Voting Guidelines, NFA generally does not make an actual determination of how to vote a particular proxy, and, therefore, proxies voted on behalf of Clients do not reflect any conflict of interest. Nevertheless, the Proxy Voting Guidelines address the possibility of such a conflict of interest arising.

     The Proxy Voting Guidelines provide that, if a proxy proposal were to create a conflict of interest between the interests of a Client and those of NFA (or between a Client and those of any of NFA’s affiliates, including Nationwide Fund Distributors LLC and Nationwide), then the proxy should be voted strictly in conformity with the recommendation of Risk Metrics. To monitor compliance with this policy, any proposed or actual deviation from a recommendation of Risk Metrics must be reported by the NFA Proxy Voting Committee to the chief counsel for NFA. The chief counsel for NFA then will provide guidance concerning the proposed deviation and whether a deviation presents any potential conflict of interest. If NFA then casts a proxy vote that deviates from a Risk Metrics recommendation, the affected Client (or other appropriate Client authority) will be given a report of this deviation.

CIRCUMSTANCES UNDER WHICH PROXIES WILL NOT BE VOTED

     NFA, through Risk Metrics, shall attempt to process every vote for all domestic and foreign proxies that they receive; however, there may be cases in which NFA will not process a proxy because it is impractical or too expensive to do so. For example, NFA will not process a proxy in connection with a foreign security if the cost of voting a foreign proxy outweighs the benefit of voting the foreign proxy, when NFA has not been given enough time to process the vote, or when a sell order for the foreign security is outstanding and proxy voting would impede the sale of the foreign security. Also, NFA generally will not seek to recall the securities on loan for the purpose of voting the securities -- except, in regard to a sub-advised Fund, for those proxy votes that a sub-adviser (retained to manage the sub-advised Fund and overseen by NFA) has determined could materially affect the security on loan. The Firm will seek to have the appropriate Sub-adviser(s) vote those proxies relating to securities on loan that are held by a Sub-advised Nationwide Fund that the Sub-adviser(s) has determined could materially affect the security on loan.

DELEGATION OF PROXY VOTING TO SUB-ADVISERS TO FUNDS

     For any Fund, or portion of a Fund that is directly managed by a sub-adviser, the Trustees of the Fund and NFA have delegated proxy voting authority to that sub-adviser. Each sub-adviser has provided its proxy voting policies to the Board of Trustees of the Fund and NFA for their respective review and these proxy voting policies are described below. Each sub-adviser is required (1) to represent quarterly to NFA that all proxies of the Fund(s) advised by the sub-adviser were voted in accordance with the sub-adviser’s proxy voting policies as provided to NFA and (2) to confirm that there have been no material changes to the sub-adviser’s proxy voting policies.

2009 RMG PROXY VOTING GUIDELINES SUMMARY

The following is a concise summary of the proxy voting policy guidelines for 2009.

Auditors

Vote CASE-BY-CASE on shareholder proposals on auditor rotation, taking into account these factors:

  Tenure of the audit firm
  Establishment and disclosure of a renewal process whereby the auditor is regularly evaluated for both audit quality and competitive price
  Length of the rotation specified in the proposal
  Significant audit-related issues
  Number of audit committee meetings held each year
  Number of financial experts serving on the committee

Voting on Director Nominees in Uncontested Elections

Vote on director nominees should be determined on a CASE-BY-CASE basis.

Vote AGAINST or WITHHOLD from individual directors who:

Attend less than 75 percent of the board and committee meetings without a valid excuse, such as illness, service to the nation, work on behalf of the company, or funeral obligations. If the company provides meaningful public or private disclosure explaining the director’s absences, evaluate the information on a CASE-BY-CASE basis taking into account the following factors:
Degree to which absences were due to an unavoidable conflict;
Pattern of absenteeism; and
Other extraordinary circumstances underlying the director’s absence;
Sit on more than six public company boards;
Are CEOs of public companies who sit on the boards of more than two public companies besides their own-- withhold only at their outside boards.

Vote AGAINST or WITHHOLD from all nominees of the board of directors, (except from new nominees, who should be considered on a CASE-BY-CASE basis) if:

  The company’s proxy indicates that not all directors attended 75% of the aggregate of their board and committee meetings, but fails to provide the required disclosure of the names of the directors involved. If this information cannot be obtained, vote against/withhold from all incumbent directors;
  The company’s poison pill has a dead-hand or modified dead-hand feature. Vote against/withhold every year until this feature is removed;
  The board adopts or renews a poison pill without shareholder approval, does not commit to putting it to shareholder vote within 12 months of adoption (or in the case of an newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold/against recommendation for this issue;
  The board failed to act on a shareholder proposal that received approval by a majority of the shares outstanding the previous year (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);
  The board failed to act on a shareholder proposal that received approval of the majority of shares cast for the previous two consecutive years (a management proposal with other than a FOR recommendation by management will not be considered as sufficient action taken);
  The board failed to act on takeover offers where the majority of the shareholders tendered their shares;
  At the previous board election, any director received more than 50 percent withhold/against votes of the shares cast and the company has failed to address the underlying issue(s) that caused the high withhold/against vote;
  In general, companies with a plurality vote standard use “Withhold” as the valid contrary vote option in director elections; companies with a majority vote standard use “Against”. However,

  it will vary by company and the proxy must be checked to determine the valid contrary vote option for the particular company.
  The board is classified, and a continuing director responsible for a problematic governance issue at the board/committee level that would warrant a withhold/against vote recommendation is not up for election- any or all appropriate nominees (except new) may be held accountable;
  The board lacks accountability and oversight, coupled with sustained poor performance relative to peers. Sustained poor performance is measured by one- and three-year total shareholder returns in the bottom half of a company’s four-digit GICS industry group (Russell 3000 companies only).

Classification/Declassification of the Board

Vote AGAINST proposals to classify the board.

Vote FOR proposals to repeal classified boards and to elect all directors annually.

Independent Chair (Separate Chair/CEO)

Generally vote FOR shareholder proposals requiring that the chairman’s position be filled by an independent director, unless the company satisfies all of the following criteria: The company maintains the following counterbalancing governance structure:

• Designated lead director, elected by and from the independent board members with clearly delineated and comprehensive duties. (The role may alternatively reside with a presiding director, vice chairman, or rotating lead director; however the director must serve a minimum of one year in order to qualify as a lead director.) The duties should include, but are not limited to, the following:

•  presides at all meetings of the board at which the chairman is not present, including executive sessions of the independent directors;

•  serves as liaison between the chairman and the independent directors;

•  approves information sent to the board;

•  approves meeting agendas for the board;

•  approves meeting schedules to assure that there is sufficient time for discussion of all agenda items;

•  has the authority to call meetings of the independent directors;

•  if requested by major shareholders, ensures that he is available for consultation and direct communication;

• Two-thirds independent board;

• All independent key committees;

• Established governance guidelines;

• A company in the Russell 3000 universe must not have exhibited sustained poor total shareholder return (TSR) performance, defined as one- and three-year TSR in the bottom half of the company’s four-digit GICS industry group (using Russell 3000 companies only), unless there has been a change in the Chairman/CEO position within that time. For companies not in the Russell 3000 universe, the company must not have underperformed both its peers and index on the basis of both one-year and three-year total shareholder returns, unless there has been a change in the Chairman/CEO position within that time;

• The company does not have any problematic governance or management issues, examples of which include, but are not limited to:

•  Egregious compensation practices;

•  Multiple related-party transactions or other issues putting director independence at risk;

•  Corporate and/or management scandals;

•  Excessive problematic corporate governance provisions; or

•  Flagrant actions by management or the board with potential or realized negative impacts on shareholders.

Majority of Independent Directors/Establishment of Committees

Vote FOR shareholder proposals asking that a majority or more of directors be independent unless the board composition already meets the proposed threshold by RMG’s definition of independent outsider.

Open Access (shareholder resolution)

Vote CASE-BY-CASE basis, taking into account the ownership threshold proposed in the resolution and the proponent’s rationale.

Shareholder Ability to Act by Written Consent

Vote AGAINST proposals to restrict or prohibit shareholder ability to take action by written consent.
Vote FOR proposals to allow or make easier shareholder action by written consent.

Shareholder Ability to Call Special Meetings

Vote AGAINST proposals to restrict or prohibit shareholder ability to call special meetings.

Vote FOR proposals that remove restrictions on the right of shareholders to act independently of management.

Cumulative Voting

Generally vote AGAINST proposals to eliminate cumulative voting.

Generally vote FOR proposals to restore or provide for cumulative voting unless:

  The company has proxy access or a similar structure2 to allow shareholders to nominate directors to the company’s ballot; and
  The company has adopted a majority vote standard, with a carve-out for plurality voting in situations where there are more nominees than seats, and a director resignation policy to address failed elections.

Vote FOR proposals for cumulative voting at controlled companies (insider voting power > 50%).

Majority Vote Shareholder Proposals

Generally vote FOR precatory and binding resolutions requesting that the board change the company’s bylaws to stipulate that directors need to be elected with an affirmative majority of votes cast, provided it does not conflict with the state law where the company is incorporated. Binding resolutions need to allow for a carveout for a plurality vote standard when there are more nominees than board seats.

Companies are strongly encouraged to also adopt a post-election policy (also know as a director resignation policy) that will provide guidelines so that the company will promptly address the situation of a holdover director.

Confidential Voting

Vote FOR shareholder proposals requesting that corporations adopt confidential voting, use independent vote tabulators and use independent inspectors of election. In proxy contests, support confidential voting proposals only if dissidents agree to the same policy that applies to management.

Vote FOR management proposals to adopt confidential voting.

Voting for Director Nominees in Contested Elections

Votes in a contested election of directors must be evaluated on a CASE-BY-CASE basis, considering the factors that include the long-term financial performance, management’s track record, qualifications of director nominees (both slates), background to the proxy contest, stock ownership positions, likelihood that the proposed goals and objectives can be achieved and an evaluation of what each side is offering shareholders.

Reimbursing Proxy Solicitation Expenses

Vote CASE-BY-CASE on proposals to reimburse proxy solicitation expenses. When voting in conjunction with support of a dissident slate, vote FOR the reimbursement of all appropriate proxy solicitation expenses associated with the election.

Generally vote FOR shareholder proposals calling for the reimbursement of reasonable costs incurred in connection with nominating one or more candidates in a contested election where the following apply:

  The election of fewer than 50% of the directors to be elected is contested in the election;
  One or more of the dissident’s candidates is elected;
  Shareholders are not permitted to cumulate their votes for directors; and
  The election occurred, and the expenses were incurred, after the adoption of this bylaw.

Poison Pills

Vote FOR shareholder proposals requesting that the company submit its poison pill to a shareholder vote or redeem it UNLESS the company has: (1) A shareholder approved poison pill in place; or (2) The company has adopted a policy concerning the adoption of a pill in the future specifying that the board will only adopt a shareholder rights plan if either:

  Shareholders have approved the adoption of the plan; or
  The board, in its exercise of its fiduciary responsibilities, determines that it is in the best interest of shareholders under the circumstances to adopt a pill without the delay in adoption that would result from seeking stockholder approval (i.e., the “fiduciary out” provision). A poison pill adopted under this fiduciary out will be put to a shareholder ratification vote within 12 months of adoption or expire. If the pill is not approved by a majority of the votes cast on this issue, the plan will immediately terminate.

Vote FOR shareholder proposals calling for poison pills to be put to a vote within a time period of less than one year after adoption. If the company has no non-shareholder approved poison pill in place and has adopted a policy with the provisions outlined above, vote AGAINST the proposal. If these conditions are not met, vote FOR the proposal, but with the caveat that a vote within 12 months would be considered sufficient.

Vote CASE-by-CASE on management proposals on poison pill ratification, focusing on the features of the shareholder rights plan. Rights plans should contain the following attributes:

  No lower than a 20% trigger, flip-in or flip-over;
  A term of no more than three years;
  No dead-hand, slow-hand, no-hand or similar feature that limits the ability of a future board to redeem the pill;
  Shareholder redemption feature (qualifying offer clause); if the board refuses to redeem the pill 90 days after a qualifying offer is announced, 10 percent of the shares may call a special meeting or seek a written consent to vote on rescinding the pill.

In addition, the rationale for adopting the pill should be thoroughly explained by the company. In examining the request for the pill, take into consideration the company’s existing governance structure, including: board independence, existing takeover defenses, and any problematic governance concerns.

For management proposals to adopt a poison pill for the stated purpose of preserving a company’s net operating losses (“NOL pills”), the following factors should be considered:

  the trigger (NOL pills generally have a trigger slightly below 5%);
  the value of the NOLs;
  the term;
  shareholder protection mechanisms (sunset provision, causing expiration of the pill upon exhaustion or expiration of NOLs); and
  other factors that may be applicable.

In addition, vote WITHHOLD/AGAINST the entire board of directors, (except new nominees, who should be considered on a CASE-by-CASE basis) if the board adopts or renews a poison pill without shareholder approval, does not commit to putting it to a shareholder vote within 12 months of adoption (or in the case of a newly public company, does not commit to put the pill to a shareholder vote within 12 months following the IPO), or reneges on a commitment to put the pill to a vote, and has not yet received a withhold recommendation for this issue.

Mergers and Corporate Restructurings

Vote CASE-BY-CASE on mergers and corporate restructurings based on such features as the valuation, market reaction, conflicts of interest, governance, strategic rationale, and the negotiations and process.

Reincorporation Proposals

Proposals to change a company’s state of incorporation should be evaluated on a CASE-BY-CASE basis, giving consideration to both financial and corporate governance concerns, including the reasons for reincorporating, a comparison of the governance provisions, comparative economic benefit, and a comparison of the jurisdictional laws. Vote FOR reincorporation when the economic factors outweigh any neutral or negative governance changes.

Common Stock Authorization

Vote CASE-BY-CASE on proposals to increase the number of shares of common stock authorized for issuance.

Take into account company-specific factors which include, at a minimum, the following:

  Specific reasons/ rationale for the proposed increase;
  The dilutive impact of the request as determined through an allowable cap generated by RiskMetrics’ quantitative model;
  The board’s governance structure and practices; and
  Risks to shareholders of not approving the request.

Vote FOR proposals to approve increases beyond the allowable increase when a company's shares are in danger of being delisted or if a company's ability to continue to operate as a going concern is uncertain.

Dual-class Stock

Vote AGAINST proposals to create a new class of common stock with superior voting rights.

Vote AGAINST proposals at companies with dual-class capital structures to increase the number of authorized shares of the class of stock that has superior voting rights.

Vote FOR proposals to create a new class of nonvoting or subvoting common stock if:

  It is intended for financing purposes with minimal or no dilution to current shareholders;
  It is not designed to preserve the voting power of an insider or significant shareholder.

Equity Compensation Plans

Vote CASE-BY-CASE on equity-based compensation plans. Vote AGAINST the equity plan if any of the following factors apply:

  The total cost of the company’s equity plans is unreasonable;
  The plan expressly permits the repricing of stock options/stock appreciate rights (SARs) without prior shareholder approval;
  The CEO is a participant in the proposed equity-based compensation plan and there is a disconnect between CEO pay and the company’s performance where over 50 percent of the year-over-year increase is attributed to equity awards;
  The company’s three year burn rate exceeds the greater of 2% and the mean plus one standard deviation of its industry group;
  The plan provides for the acceleration of vesting of equity awards even though an actual change in control may not occur (e.g., upon shareholder approval of a transaction or the announcement of a tender offer); or
  The plan is a vehicle for poor pay practices.

Each of these factors is described below: Cost of Equity Plans B-45

Generally, vote AGAINST equity plans if the cost is unreasonable. For non-employee director plans, vote FOR the plan if certain factors are met (see Director Compensation section).

The cost of the equity plans is expressed as Shareholder Value Transfer (SVT), which is measured using a binomial option pricing model that assesses the amount of shareholders’ equity flowing out of the company to employees and directors. SVT is expressed as both a dollar amount and as a percentage of market value, and includes the new shares proposed, shares available under existing plans, and shares granted but unexercised.

All award types are valued. For omnibus plans, unless limitations are placed on the most expensive types of awards (for example, full value awards), the assumption is made that all awards to be granted will be the most expensive types. See discussion of specific types of awards.

The Shareholder Value Transfer is reasonable if it falls below the company-specific allowable cap. The allowable cap is determined as follows: The top quartile performers in each industry group (using the Global Industry Classification Standard GICS) are identified. Benchmark SVT levels for each industry are established based on these top performers’ historic SVT. Regression analyses are run on each industry group to identify the variables most strongly correlated to SVT. The benchmark industry SVT level is then adjusted upwards or downwards for the specific company by plugging the company-specific performance measures, size and cash compensation into the industry cap equations to arrive at the company’s allowable cap.

Director Compensation

Vote CASE-BY-CASE on compensation plans for non-employee directors, based on the cost of the plans against the company’s allowable cap.

On occasion, director stock plans that set aside a relatively small number of shares when combined with employee or executive stock compensation plans will exceed the allowable cap. Vote for the plan if ALL of the following qualitative factors in the board’s compensation are met and disclosed in the proxy statement:

Director stock ownership guidelines with a minimum of three times the annual cash retainer.
Vesting schedule or mandatory holding/deferral period:
A minimum vesting of three years for stock options or restricted stock; or
Deferred stock payable at the end of a three-year deferral period.
Mix between cash and equity:
A balanced mix of cash and equity, for example 40% cash/60% equity or 50% cash/50% equity; or
If the mix is heavier on the equity component, the vesting schedule or deferral period should be more stringent, with the lesser of five years or the term of directorship.
No retirement/benefits and perquisites provided to non-employee directors; and
Detailed disclosure provided on cash and equity compensation delivered to each non-employee director for the most recent fiscal year in a table. The column headers for the table may include the following: name of each non-employee director, annual retainer, board meeting fees, committee retainer, committee-meeting fees, and equity grants.

Option Exchange Programs/Repricing Options

Vote CASE-by-CASE on management proposals seeking approval to exchange/reprice options taking into consideration:

  Historic trading patterns--the stock price should not be so volatile that the options are likely to be back “in-the-money” over the near term;
  Rationale for the re-pricing--was the stock price decline beyond management's control?
  Is this a value-for-value exchange?
  Are surrendered stock options added back to the plan reserve?
  Option vesting--does the new option vest immediately or is there a black-out period?
  Term of the option--the term should remain the same as that of the replaced option;
  Exercise price--should be set at fair market or a premium to market;
  Participants--executive officers and directors should be excluded.

If the surrendered options are added back to the equity plans for re-issuance, then also take into consideration the company’s total cost of equity plans and its three-year average burn rate.

In addition to the above considerations, evaluate the intent, rationale, and timing of the repricing proposal. The proposal should clearly articulate why the board is choosing to conduct an exchange program at this point in time. Repricing underwater options after a recent precipitous drop in the company’s stock price demonstrates poor timing. Repricing after a recent decline in stock price triggers additional scrutiny and a potential AGAINST vote on the proposal. At a minimum, the decline should not have happened within the past year. Also, consider the terms of the surrendered options, such as the grant date, exercise price and vesting schedule. Grant dates of surrendered options should be far enough back (two to three years) so as not to suggest that repricings are being done to take advantage of short-term downward price movements.

Similarly, the exercise price of surrendered options should be above the 52-week high for the stock price. Vote FOR shareholder proposals to put option repricings to a shareholder vote.

Employee Stock Purchase Plans-- Qualified Plans

Vote CASE-BY-CASE on qualified employee stock purchase plans. Vote FOR employee stock purchase plans where all of the following apply:

  Purchase price is at least 85 percent of fair market value;
  Offering period is 27 months or less; and
  The number of shares allocated to the plan is ten percent or less of the outstanding shares.

Vote AGAINST qualified employee stock purchase plans where any of the following apply:

  Purchase price is less than 85 percent of fair market value; or
  Offering period is greater than 27 months; or
  The number of shares allocated to the plan is more than ten percent of the outstanding shares.

Employee Stock Purchase Plans-- Non-Qualified Plans

Vote CASE-by-CASE on nonqualified employee stock purchase plans. Vote FOR nonqualified employee stock purchase plans with all the following features:

  Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company);
  Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary;
  Company matching contribution up to 25 percent of employee’s contribution, which is effectively a discount of 20 percent from market value;
  No discount on the stock price on the date of purchase since there is a company matching contribution.

Vote AGAINST nonqualified employee stock purchase plans when any of the plan features do not meet the above criteria. If the company matching contribution exceeds 25 percent of employee’s contribution, evaluate the cost of the plan against its allowable cap.

Shareholder Proposals on Compensation

Generally vote CASE-BY-CASE, taking into account company performance, pay level versus peers, pay level versus industry, and long term corporate outlook. But generally vote FOR shareholder proposals that:

  Advocate the use of performance-based equity awards like indexed, premium-priced, and performance- vested options or performance-based shares, unless the proposal is overly restrictive or the company already substantially uses such awards.

Supplemental Executive Retirement Plans (SERPs)

Generally vote FOR shareholder proposals requesting to put extraordinary benefits contained in SERP agreements to a shareholder vote unless the company’s executive pension plans do not contain excessive benefits beyond what is offered under employee-wide plans.

Generally vote FOR shareholder proposals requesting to limit the executive benefits provided under the company’s supplemental executive retirement plan (SERP) by limiting covered compensation to a senior executive’s annual salary and excluding of all incentive or bonus pay from the plan’s definition of covered compensation used to establish such benefits.

Social and Environmental Issues

Overall Approach

When evaluating social and environmental shareholder proposals, RMG considers the following factors:

  Whether adoption of the proposal is likely to enhance or protect shareholder value;
  Whether the information requested concerns business issues that relate to a meaningful percentage of the company's business as measured by sales, assets, and earnings;
  The degree to which the company's stated position on the issues raised in the proposal could affect its reputation or sales, or leave it vulnerable to a boycott or selective purchasing;
  Whether the issues presented are more appropriately/effectively dealt with through governmental or company-specific action;
  Whether the company has already responded in some appropriate manner to the request embodied in the proposal;
  Whether the company's analysis and voting recommendation to shareholders are persuasive;
  What other companies have done in response to the issue addressed in the proposal;
  Whether the proposal itself is well framed and the cost of preparing the report is reasonable;
  Whether implementation of the proposal’s request would achieve the proposal’s objectives;
  Whether the subject of the proposal is best left to the discretion of the board;
  Whether the requested information is available to shareholders either from the company or from a publicly available source; and
  Whether providing this information would reveal proprietary or confidential information that would place the company at a competitive disadvantage.

Generally vote AGAINST proposals asking suppliers, genetic research companies, restaurants and food retail companies to voluntarily label genetically engineered (GE) ingredients in their products and/or eliminate GE ingredients. The cost of labeling and/or phasing out the use of GE ingredients may not be commensurate with the benefits to shareholders and is an issue better left to regulators.

Generally vote FOR proposals seeking to amend a company’s EEO statement or diversity policies to prohibit discrimination based on sexual orientation and/or gender identity, unless the change would result in excessive costs for the company.

Vote CASE-BY-CASE on resolutions requesting that companies report on safety and/or security risks associated with their operations and/or facilities, considering:

  The company’s compliance with applicable regulations and guidelines;
  The company’s current level of disclosure regarding its security and safety policies, procedures, and compliance monitoring; and,
  The existence of recent, significant violations, fines, or controversy regarding the safety and security of the company’s operations and/or facilities.

Neuberger Berman Management LLC

Neuberger Berman has implemented written Proxy Voting Policies and Procedures (Proxy Voting Policy) that are designed to reasonably ensure that Neuberger Berman votes proxies prudently and in the best interest of its advisory clients for whom Neuberger Berman has voting authority. The Proxy Voting Policy also describes how Neuberger Berman addresses any conflicts that may arise between its interests and those of its clients with respect to proxy voting.

Neuberger Berman’s Proxy Committee is responsible for developing, authorizing, implementing and updating the Proxy Voting Policy, overseeing the proxy voting process, and engaging and overseeing any independent third-party vendors as voting delegate to review, monitor and/or vote proxies. In order to apply the Proxy Voting Policy noted above in a timely and consistent manner, Neuberger Berman utilizes Glass, Lewis & Co. LLC (Glass Lewis) to vote proxies in accordance with Neuberger Berman’s voting guidelines.

For socially responsive clients, Neuberger Berman has adopted socially responsive voting guidelines. For non-socially responsive clients, Neuberger Berman’s guidelines adopt the voting recommendations of Glass Lewis. Neuberger Berman retains final authority and fiduciary responsibility for proxy voting. Neuberger Berman believes that this process is reasonably designed to address material conflicts of interest that may arise between Neuberger Berman and a client as to how proxies are voted.

In the event that an investment professional at Neuberger Berman believes that it is in the best interest of a client or clients to vote proxies in a manner inconsistent with Neuberger Berman’s proxy voting guidelines or in a manner inconsistent with Glass Lewis recommendations, the Proxy Committee will review information submitted by the investment professional to determine that there is no material conflict of interest between Neuberger Berman and the client with respect to the voting of the proxy in that manner.

If the Proxy Committee determines that the voting of a proxy as recommended by the investment professional presents a material conflict of interest between Neuberger Berman and the client or clients with respect to the voting of the proxy, the proxy Committee shall: (i) take no further action, in which case Glass Lewis shall vote such proxy in accordance with the proxy voting guidelines or as Glass Lewis recommends; (ii) disclose such conflict to the client or clients and obtain written direction from the client as to how to vote the proxy; (iii) suggest that the client or clients engage another party to determine how to vote the proxy; or (iv) engage another independent third party to determine how to vote the proxy.

OppenheimerFunds, Inc.

     • Portfolio Proxy Voting. OFI has adopted Portfolio Proxy Voting Policies and Procedures, which include Proxy Voting Guidelines, under which OFI votes proxies relating to securities ("portfolio proxies") held by the Fund. OFI’s primary consideration in voting portfolio proxies is the financial interests of the Fund and its shareholders. OFI has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with OFI’s Portfolio Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Portfolio Proxy Voting Policies and Procedures include provisions to address conflicts of interest that may arise between the Fund and OFI or OFI's affiliates or business relationships. Such a conflict of interest may arise, for example, where OFI or an affiliate of OFI manages or administers the assets of a pension plan or other investment account of the portfolio company soliciting the proxy or seeks to serve in that capacity. OFI and its affiliates generally seek to avoid such conflicts by maintaining separate investment decision making processes to prevent the sharing of business objectives with respect to proposed or actual actions regarding portfolio proxy voting decisions. Additionally, OFI employs the following two procedures: (1) if the proposal that gives rise to the conflict is specifically addressed in the Proxy Voting Guidelines, OFI will vote the portfolio proxy in accordance with the Proxy Voting Guidelines, provided that they do not provide discretion to OFI on how to vote on the matter; and (2) if such proposal is not specifically addressed in the Proxy Voting Guidelines or the Proxy Voting Guidelines provide discretion to OFI on how to vote, OFI will vote in accordance with the third-party proxy voting agent's general recommended guidelines on the proposal provided that OFI has reasonably determined that there is no conflict of interest on the part of the proxy voting agent. If neither of the previous two procedures provides an appropriate voting recommendation, OFI may retain an independent fiduciary to advise OFI on how to vote the proposal or may abstain from voting. The Proxy Voting Guidelines' provisions with respect to certain routine and non-routine proxy proposals are summarized below:

  OFI generally votes with the recommendation of the issuer’s management on routine matters, including ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
  OFI evaluates nominees for director nominated by management on a case-by-case basis, examining the following factors, among others: Composition of the board and key board committees, attendance at board meetings, corporate governance provisions and takeover activity, long-term company performance and the nominee’s investment in the company.
  In general, OFI opposes anti-takeover proposals and supports the elimination, or the ability of shareholders to vote on the preservation or elimination, of anti-takeover proposals, absent unusual circumstances.
  OFI supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a super-majority vote requirement.

  OFI opposes proposals to classify the board of directors.
  OFI supports proposals to eliminate cumulative voting.
  OFI opposes re-pricing of stock options without shareholder approval.
  OFI generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity. OFI analyzes stock option plans, paying particular attention to their dilutive effect. While OFI generally supports management proposals, OFI opposes plans it considers to be excessive.

Putnam Investment Management, LLC Introduction and Summary

Many of Putnam’s investment management clients have delegated to Putnam the authority to vote proxies for shares in the client accounts Putnam manages. Putnam believes that the voting of proxies can be an important tool for institutional investors to promote best practices in corporate governance and votes all proxies in the best interests of its clients as investors. In Putnam’s view, strong corporate governance policies, most notably oversight by an independent board of qualified directors, best serve investors’ interests. Putnam will vote proxies and maintain records of voting of shares for which Putnam has proxy voting authority in accordance with its fiduciary obligations and applicable law.

This memorandum sets forth Putnam’s policies for voting proxies. It covers all accounts for which Putnam has proxy voting authority. These accounts are primarily US and international institutional accounts managed by The Putnam Advisory Company, L.L.C. and Putnam Fiduciary Trust Company. In addition the policies include sub-advised US mutual funds and smaller separate accounts managed under ‘wrap fee’ programs by Putnam Investment Management, LLC, as well as Canadian funds managed by Mackenzie Financial Corp. and sub-advised by The Putnam Advisory Company, LLC and Putnam Investments Limited. In addition, this memorandum sets forth Putnam’s procedures for coordination of proxy voting with the Putnam Mutual Funds. The Trustees of the Putnam Mutual Funds have retained authority for voting proxies but refer many proxy issues to Putnam’s investment professionals for advice.

Proxy Committee

Putnam has a Proxy Committee composed of senior professionals in the Investment Division. The heads of the Investment Division appoint the members of the Proxy Committee. The Proxy Committee is responsible for setting general policy as to proxies. Specifically, the Committee:

1.	reviews these procedures and the Proxy Guidelines annually and approves any amendments considered to be advisable.
2.	considers special proxy issues as they may from time to time arise.

Proxy Voting Administration

The Putnam Legal and Compliance Department administers Putnam’s proxy voting through a Proxy Manager. (The Proxy Manager as of the date of these procedures is Victoria Card). Under the supervision of senior members of the Legal and Compliance Department the Proxy Manager has the following duties:

1.	annually prepares the Proxy Guidelines and distributes them to the Proxy Committee for review.
2.	coordinates the Proxy Committee’s review of any new or unusual proxy issues.
3.	manages the process of referring issues to portfolio managers for voting instructions.
4.	oversees the work of any third party vendor hired to process proxy votes (as of the date of these procedures Putnam has engaged RiskMetrics Group (RMG) to process proxy votes) and the process of setting up the voting process with RMG and custodial banks for new clients.

5.	coordinates responses to investment professionals’ questions on proxy issues and proxy policies, including forwarding specialized proxy research from RMG and other vendors and forwards information to investment professionals prepared by other areas at Putnam.
6.	maintains required records of proxy votes on behalf of the appropriate Putnam client accounts.
7.	prepares and distributes reports required by Putnam clients.

Proxy Voting Guidelines

Putnam maintains written voting guidelines (“Guidelines”) setting forth voting positions determined by the Proxy Committee on those issues believed most likely to arise day to day. The Guidelines may call for votes to be cast normally in favor of or opposed to a matter or may deem the matter an item to be referred to investment professionals on a case by case basis. A copy of the Guidelines is attached to this memorandum as Exhibit A.

Putnam will vote all proxies in accordance with the Guidelines subject to two exceptions as follows:

1.	If the portfolio managers of client accounts holding the stock of a company with a proxy vote believe that following the Guidelines in any specific case would not be in clients’ best interests, they may request the Proxy Manager not to follow the guidelines in such case. The request must be in writing and include an explanation of the rationale for doing so. The Proxy Manager will review any such request with a senior member of the Legal and Compliance Department prior to implementing the request.
2.	For clients with plan assets subject to ERISA, under rules of the U. S. Department of Labor (“DOL”) Putnam may accept instructions to vote proxies in accordance with AFL-CIO proxy voting guidelines, in lieu of Putnam’s regular proxy voting guidelines. However, when in Putnam’s judgment voting in accordance with the AFL-CIO guidelines would be inconsistent with ERISA, Putnam will not vote in accordance with those guidelines. Putnam will use the Proxy Voter Services U.S. Proxy Voting Policy Statement and Guidelines to implement voting under the AFL-CIO guidelines. For clients not subject to ERISA, Putnam may accept instructions to vote proxies under client specific guidelines subject to review and acceptance by the Investment Division and the Legal and Compliance Department.

Other

1.	Putnam will not vote when the security is no longer held.
2.	Putnam will abstain on items that require case-by-case review when a vote recommendation from the appropriate investment professional(s) cannot be obtained due to restrictive voting deadlines or other prohibitive operational or administrative requirements.
3.	Putnam does not have voting authority and therefore does not cast votes for meetings of client cash investment vehicles.
4.	Putnam Investments does not recall shares on loan to vote proxies.
5.	Putnam will make its best efforts to vote all proxies except when impeded by circumstances that are reasonably beyond its control and responsibility, such as custodial proxy voting services, in part or whole, not available or not established by client, or custodial error.

Proxy Voting Referrals

Under the Guidelines, certain proxy matters will be referred to the Investment Division. The Putnam mutual funds maintain similar proxy procedures which require certain matters to be referred to the investment professionals. The Putnam Proxy Manager and Putnam Funds Proxy Coordinator will coordinate efforts so that in cases where both are referring matters, only one referral will be sent out. Normally specific referral items will be referred to the portfolio team leader (or another member of the portfolio team he or she designates) whose accounts hold the greatest number of shares of the issuer of the proxies using the attached Proxy Voting Recommendation Form. (attached as Exhibit B). The Proxy Voting Recommendation Form contains (1) a field that will be used by the portfolio team leader or member for recommending a vote on each referral item, and (2) a field for describing any contacts relating to the proxy referral item the portfolio team may have had with any Putnam employee outside Putnam’s Investment Division or with any person other than a proxy solicitor acting in the normal course of proxy solicitation.

The portfolio team leader or members who have been requested to provide a recommendation on a proxy referral item will return a completed Proxy Voting Recommendation Form. Upon receiving each completed Proxy Voting Recommendation Form received from the Investment Division, the form will be reviewed by the Proxy Manager or the Putnam Funds Proxy Coordinator to be sure it has been completed correctly. If not, the Putnam Manager or Putnam Funds Proxy Coordinator will follow up with representatives of the Investment Division to be sure the form is completed correctly.

Conflicts of Interest

A potential conflict of interest may arise when voting proxies of an issuer which has a significant business relationship with Putnam. For example, Putnam could manage a defined benefit or defined contribution pension plan for the issuer. Putnam’s policy is to vote proxies based solely on the investment merits of the proposal. In order to guard against conflicts the following procedures have been adopted:

1.	The Proxy Committee is composed solely of professionals in the Investment Division. Proxy administration is in the Legal and Compliance Department. Neither the Investment Division nor the Legal and Compliance Department report to Putnam’s marketing businesses.
2.	No Putnam employee outside the Investment Division may contact any portfolio manager about any proxy vote without first contacting the Proxy Manager or a senior lawyer in the Legal and Compliance Department. There is no prohibition on Putnam employees seeking to communicate investment related information to investment professionals. However, the Proxy Manager will coordinate the delivery of such information to investment professionals to avoid appearances of conflict.
3.	Investment professionals responding to referral requests must disclose any contacts with third parties other than normal contact with proxy solicitation firms.
4.	The Proxy Manager will review the name of the issuer of each proxy that contains a referral item against a list of Putnam business relationships maintained by the Legal and Compliance Department for potential material business relationships (i.e., conflicts of interest). For referrals involving the Putnam mutual funds, the Proxy Manager will fill out the Proxy Voting Conflict of Interest Disclosure Form (attached as Exhibit C and D) and deliver it to Putnam Fund Administration. For referrals not involving Putnam mutual funds, the Proxy Manager will prepare a quarterly report for the Chief Compliance Officer.
5.	Putnam’s Proxy Voting Guidelines may only be overridden with the written recommendation of the Investment Division and concurrence of the Legal and Compliance Department.

Recordkeeping

The Legal and Compliance Department will retain copies of the following books and records:

1.	A copy of Proxy Procedures and Guidelines as are from time to time in effect;
2.	A copy of each proxy statement received with respect to securities in client accounts;
3.	Records of each vote cast for each client;

4.	Internal documents generated in connection with a proxy referral to the Investment Division such as emails, memoranda etc.
5.	Written reports to clients on proxy voting and of all client requests for information and Putnam’s response.

All records will be maintained for seven years. A proxy vendor will maintain the records noted in 2 and 3 above if it commits to providing copies promptly upon request.

Exhibit A to Proxy Procedures

Putnam Investments Proxy Voting Guidelines

The proxy voting guidelines below summarize Putnam’s positions on various issues of concern to investors and indicate how client portfolio securities will be voted on proposals dealing with a particular issue. The proxy voting service is instructed to vote all proxies relating to client portfolio securities in accordance with these guidelines, except as otherwise instructed by the Proxy Manager.

These proxy voting policies are intended to be decision making guidelines. The guidelines are not exhaustive and do not include all potential voting issues. In addition, as contemplated by and subject to Putnam’s Proxy Voting Procedures, because proxy issues and the circumstances of individual companies are so varied, portfolio teams may recommend votes that may vary from the general policy choices set forth in the guidelines.

The following guidelines are grouped according to the types of proposals generally presented to shareholders. Part I deals with proposals which have been approved and recommended by a company’s board of directors. Part II deals with proposals submitted by shareholders for inclusion in proxy statements. Part III addresses unique considerations pertaining to non US issuers.

I. Board-Approved Proposals

Proxies will be voted for board-approved proposals, except as follows:

A. Matters Relating to the Board of Directors Uncontested Election of Directors

The board of directors has the important role of overseeing management and its performance on behalf of shareholders. Proxies will be voted for the election of the company’s nominees for directors and for board-approved proposals on other matters relating to the board of directors (provided that such nominees and other matters have been approved by an independent nominating committee), except as follows:

  Putnam will withhold votes for the entire board of directors if:
  The board does not have a majority of independent directors,
  The board does not have nominating, audit and compensation committees composed solely of independent directors,
  The board has more than 19 members or fewer than five members, absent special circumstances.

Unless otherwise indicated, for the purposes of determining whether a board has a majority of independent directors and independent nominating, audit, and compensation committees, an independent director is a director who (1) meets all requirements to serve as an independent director of a company under the final NYSE Corporate Governance Rules (e.g., no material business relationships with the company and no present or recent employment relationship with the company (including employment of an immediate family member as an executive officer)), and (2) has not accepted directly or indirectly any consulting, advisory, or other compensatory fee (excluding immaterial fees for transactional services as defined by the NYSE Corporate Governance rules) from the company other than in his or her capacity as a member of the board of directors or any board committee. Putnam believes that the receipt of such compensation for services other than service as a director raises significant independence issues.

  Putnam will withhold votes for any nominee for director who has received compensation from the company for the provision of professional services (e.g., investment banking, consulting, legal or financial advisory fees).
  Putnam will withhold votes for any nominee for director who attends less than 75% of board and committee meetings without valid reasons for the absences (i.e., illness, personal emergency, etc.).
  Putnam will withhold votes from any incumbent nominee for director who served on a board that has not acted to implement a policy requested in a shareholder proposal that received the support of a majority of the votes actually cast on the matter at its previous two annual meetings, or
  Putnam will withhold votes from any incumbent nominee for director who served on a board that adopted or renewed a shareholder rights plan (commonly referred to as a “poison pill”) without shareholder approval during the current or prior calendar year.

Putnam is concerned about over-committed directors. In some cases, directors may serve on too many boards to make a meaningful contribution. This may be particularly true for senior executives of public companies (or other directors with substantially full-time employment) who serve on more than a few outside boards.

•  Putnam will withhold votes for any nominee for director of a public company (Company A) who is employed as a senior executive of another public company (Company B) if a director of Company B serves as a senior executive of Company A (commonly referred to as an “interlocking directorate”), or

•  Putnam will withhold votes for any nominee for director who serves on more than five (5) unaffiliated public company boards (for the purpose of this guideline, boards of affiliated registered investment companies will count as one board).

Board independence depends not only on its members’ individual relationships, but also the board’s overall attitude toward management. Independent boards are committed to good corporate governance practices and, by providing objective independent judgment, enhancing shareholder value. Putnam may withhold votes on a case-by-case basis from some or all directors that, through their lack of independence, have failed to observe good corporate governance practices or, through specific corporate action, have demonstrated a disregard for the interest of shareholders.

Classified Boards

  Putnam will vote against proposals to classify a board, absent special circumstances indicating that shareholder interests would be better served by this structure.

Contested Elections of Directors

  Putnam will vote on a case-by-case basis in contested elections of directors.
  B. Executive Compensation

Putnam will vote on a case-by-case basis on board-approved proposals relating to executive compensation, except as follows:

  Putnam will vote for stock option and restricted stock plans that will result in an average annual dilution of 1.67% or less (based on the disclosed term of the plan and including all equity-based plans), except where Putnam would otherwise be withholding votes for the entire board of directors in which case Putnam will evaluate the plans on a case-by-case basis.
  Putnam will vote against stock option and restricted stock plans that will result in an average annual dilution of greater than 1.67% (based on the disclosed term of the plan and including all equity plans).

Putnam will vote against any stock option or restricted stock plan where the company's actual grants of stock options and restricted stock under all equity-based compensation plans during the prior three (3) fiscal years have resulted in an average annual dilution of greater than 1.67%.
Putnam will vote against stock option plans that permit replacing or repricing of underwater options (and against any proposal to authorize such replacement or repricing of underwater options).
Putnam will vote against stock option plans that permit issuance of options with an exercise price below the stock’s current market price.
Putnam will vote against hybrid stock option/incentive bonus (OBRA) plans that fail to meet Putnam's stock option criteria. However, those plans that pass Putnam’s option plan criteria will be reviewed on a case-by-case basis.
Putnam will vote on a case-by-case basis on proposals to reprice options or option exchange programs that meet both of the following conditions:
Minimum vesting period of 5 years on the repriced options
The new option strike price will be greater than or equal to a 25% premium to the existing stock price will vote against proposals that do not meet both conditions
Putnam will vote on a case-by-case basis on severance agreements (e.g. golden and tin parachutes)
Putnam will withhold votes for members of a Board of Directors which has approved compensation arrangements Putnam’s portfolio teams have determined are grossly unreasonable at the next election at which such director is up for re-election. This list will normally be determined in an annual review of the issue in Putnam’s investment division.
Putnam will vote for employee stock purchase plans that have the following features: (1) the shares purchased under the plan are acquired for no less than 85% of their market value, (2) the offering period under the plan is 27 months or less, and (3) dilution is 10% or less), except where Putnam would otherwise be withholding votes for the entire board of directors in which case Putnam will evaluate the plans on a case-by-case basis.
Putnam will vote for Non-qualified Employee Stock Purchase Plans with all the following features:
1) Broad-based participation (i.e., all employees of the company with the exclusion of individuals with 5 percent or more of beneficial ownership of the company).
2) Limits on employee contribution, which may be a fixed dollar amount or expressed as a percent of base salary.
3) Company matching contribution up to 25 percent of employee's contribution, which is effectively a discount of 20 percent from market value.
4) No discount on the stock price on the date of purchase since there is a company matching contribution.

Putnam will vote against Non-qualified Employee Stock Purchase Plans when any of the plan features do not meet the above criteria.

Putnam may vote against executive compensation proposals on a case-by-case basis where compensation is excessive by reasonable corporate standards, or where a company fails to provide transparent disclosure of executive compensation. In voting on proposals relating to executive compensation, Putnam will consider whether the proposal has been approved by an independent compensation committee of the board.

C. Capitalization

Putnam will vote on a case-by-case basis on board-approved proposals involving changes to a company’s capitalization, except as follows:

• Putnam will vote for proposals relating to the authorization of additional common stock (except where such proposals relate to a specific transaction).

• Putnam will vote for proposals to affect stock splits (excluding reverse stock splits.)

• Putnam will vote for proposals authorizing share repurchase programs.

D. Acquisitions, Mergers, Reorganizations and Other Transactions

Putnam will vote on a case-by-case basis on business transactions such as acquisitions, mergers, reorganizations involving business combinations, liquidations and sale of all or substantially all of a company’s assets.

E. Anti-Takeover Measures

Putnam will vote against board-approved proposals to adopt anti-takeover measures such as supermajority voting provisions, issuance of blank check preferred stock and the creation of a separate class of stock with disparate voting rights, except as follows:

• Putnam will vote on a case-by-case basis on proposals to ratify or approve shareholder rights plans; and

• Putnam will vote on a case-by-case basis on proposals to adopt fair price provisions.

F. Other Business Matters

Putnam will vote for board-approved proposals approving routine business matters such as changing the company’s name, ratifying the appointment of auditors and procedural matters relating to the shareholder meeting, except as follows:

• Putnam will vote on a case-by-case basis on proposals to amend a company’s charter or bylaws (except for charter amendments necessary or to effect stock splits, to change a company’s name or to authorize additional shares of common stock).

• Putnam will vote on a case-by-case basis on proposals seeking to change a company’s state of incorporation.

• Putnam will vote against authorization to transact other unidentified, substantive business at the meeting.

• Putnam will vote as follows on proposals to adjourn shareholder meetings:

If Putnam is withholding support for the board of the company at the meeting, any proposal to adjourn should be referred for case-by-case analysis.

If Putnam is not withholding support for the board, Putnam will vote in favor of adjourning, unless the vote concerns an issue that is being referred back to Putnam for case-by-case review. Under such circumstances, the proposal to adjourn should also be referred to Putnam for case-by-case analysis.

II. Shareholder Proposals

Putnam will vote in accordance with the recommendation of the company’s board of directors on all shareholder proposals, except as follows:

  Putnam will vote for shareholder proposals to declassify a board, absent special circumstances which would indicate that shareholder interests are better served by a classified board structure.
  Putnam will vote for shareholder proposals to require shareholder approval of shareholder rights plans.
  Putnam will vote for shareholder proposals that are consistent with Putnam’s proxy voting guidelines for board-approved proposals.
  Putnam will vote for shareholder proposals asking that director nominees receive support from holders of a majority of votes cast or a majority of shares outstanding of the company in order to be (re) elected.
  Putnam will review on a case-by-case basis, shareholder proposals requesting that the board adopt a policy whereby, in the event of a significant restatement of financial results or significant extraordinary write-off, the board will recoup, to the fullest extent practicable, for the benefit of the company, all performance-based bonuses or awards that were made to senior executives based on having met or exceeded specific performance targets to the extent that the specified performance targets were not met.
  Putnam will vote for shareholder proposals urging the board to seek shareholder approval of any future supplemental executive retirement plan ("SERP"), or individual retirement arrangement, for senior executives that provides credit for additional years of service not actually worked, preferential benefit formulas not provided under the company's tax-qualified retirement plans, accelerated vesting of retirement benefits or retirement perquisites and fringe benefits that are not generally offered to other company employees. (Implementation of this policy shall not breach any existing employment agreement or vested benefit.)
  Putnam will vote for shareholder proposals requiring companies to report on their executive retirement benefits. (Deferred compensation, split-dollar life insurance, SERPs and pension benefits)
  Putnam will vote for shareholder proposals requesting that a company establish a pay-for- superior-performance standard whereby the company discloses defined financial and/or stock price performance criteria (along with the detailed list of comparative peer group) to allow shareholders to sufficiently determine the pay and performance correlation established in the company’s performance-based equity program. In addition, no multi-year award should be paid out unless the company’s performance exceeds, during the current CEO’s tenure (three or more years), its peer median or mean performance on selected financial and stock price performance criteria.
  Putnam will vote for shareholder proposals urging the board to disclose in a separate report to shareholders, the Company’s relationships with its executive compensation consultants or firms. Specifically, the report should identify the entity that retained each consultant (the company, the board or the compensation committee) and the types of services provided by the consultant in the past five years (non-compensation-related services to the company or to senior managements and a list of all public company clients where the Company’s executives serves as a director.)

  Putnam will vote for shareholder proposals that require payment of management severance agreements to be triggered only when the Company undergoes a change of control and either of the following conditions exist:

              1) the change results in a loss of employment, or
                   2) the change results in substantial diminution of job duties for the affected employee

                   In addition, the severance agreements should not allow for accelerated vesting of unvested equity awards.

                  Conversely, Putnam is against payment of change in control severance if management will be compensated by the resulting organization. Such compensation may be grounds for nomination to Putnam's excessive compensation policy procedure.

  Putnam will vote against shareholder proposals that call for non-binding shareholder ratification of the compensation of the named Executive Officers and the accompanying narrative disclosure of material factors provided to understand the Summary Compensation Table.
  Putnam will vote against shareholder proposals asking for open or proxy access to nominate director candidates for inclusion on management’s proxy card.
  Putnam will vote for shareholder proposals requiring that the chairman’s position be filled by an independent director (separate chair/CEO).
  Putnam will vote for shareholder proposals seeking the submission of golden coffins to a shareholder vote or the elimination of the practice altogether.
  Putnam will vote against shareholder proposals that seek the adoption of a documented CEO succession planning policy.
  Putnam will vote for shareholder proposals seeking a policy that forbids any director who receives more than 25% withhold votes cast (based on for and withhold votes) from serving on any key board committee for two years, and asking the board to find replacement directors for the committees if need be.
  Putnam will vote for shareholder proposals urging the board to seek shareholder approval of severance agreements (e.g. golden and tin parachutes)

Putnam will vote on a case-by-case basis on approving such compensation arrangements.

III. Voting Shares of Non-US Issuers

Many non-US jurisdictions impose material burdens on voting proxies. There are three primary types of limits as follows:

1.	Share blocking. Shares must be frozen for certain periods of time to vote via proxy.
2.	Share re-registration. Shares must be re-registered out of the name of the local custodian or nominee into the name of the client for the meeting and, in may cases, then re-registered back. Shares are normally blocked in this period.

3.	Powers of Attorney. Detailed documentation from a client must be given to the local sub- custodian. In many cases Putnam is not authorized to deliver this information or sign the relevant documents.

Putnam’s policy is to weigh the benefits to clients from voting in these jurisdictions against the detriments of doing so. For example, in a share blocking jurisdiction, it will normally not be in a client’s interest to freeze shares simply to participate in a non- contested routine meeting. More specifically, Putnam will normally not vote shares in non-US jurisdictions imposing burdensome proxy voting requirements except in significant votes (such as contested elections and major corporate transactions) where directed by portfolio managers.

Putnam recognizes that the laws governing non-US issuers will vary significantly from US law and from jurisdiction to jurisdiction. Accordingly it may not be possible or even advisable to apply these guidelines mechanically to non-US issuers. However, Putnam believes that shareholders of all companies are protected by the existence of a sound corporate governance and disclosure framework. Accordingly, Putnam will vote proxies of non-US issuers in accordance with the foregoing guidelines where applicable, except as follows:

  Putnam will vote for shareholder proposals calling for a majority of the directors to be independent of management.
  Putnam will vote for shareholder proposals seeking to increase the independence of board nominating, audit and compensation committees.
  Putnam will vote for shareholder proposals that implement corporate governance standards similar to those established under U.S. federal law and the listing requirements of U.S. stock exchanges, and that do not otherwise violate the laws of the jurisdiction under which the company is incorporated.
  Putnam will vote on case-by-case basis on proposals relating to (1) the issuance of common stock in excess of 20% of a company’s outstanding common stock where shareholders do not have preemptive rights, or (2) the issuance of common stock in excess of 100% of a company’s outstanding common stock where shareholders have preemptive rights.
  Putnam will vote for board-approved routine, market-practice proposals. These proposals are limited to (1) those issues that will have little or no economic impact, such as technical, editorial, or mandatory regulatory compliance items, (2) those issues that will not adversely affect and/or which clearly improve shareholder rights/values, and which do not violate Putnam’s proxy voting guidelines, or (3) those issues that do not seek to deviate from existing laws or regulations. Should any unusual circumstances be identified concerning a normally routine issue, such proposals will be referred back to Putnam for internal review.
  Putnam will normally vote for management proposals concerning allocation of income and the distribution of dividends. However, Putnam portfolio teams will override this guideline when they conclude that the proposals are outside the market norms (i.e., those seen as consistently and unusually small or large compared to market practices).
  Putnam will normally vote for proposals authorizing share repurchase programs. However, Putnam will vote against resolutions that clearly specify that it will be possible to continue the share repurchase program during a takeover period (e.g., France), particularly in the case of a takeover bid made 100 percent in cash.
  In certain countries, companies can nominate representatives from their largest shareholders to serve on the nominating committee. Given that Putnam will vote against directors in the absence of an independent nominating committee, Putnam will also vote against proposals to elect shareholder representatives to the nominating committee. Putnam will vote for independent nominees if allowed to vote on the individual nominees, but against if an entire bundled slate includes non-independent nominees.

Employee representatives on boards

Disclosure is improving in certain countries, resulting in the ability to classify directors. As a result of this increased disclosure, a new designation of director called Employee Representative, has arisen.

In France, Employee Representatives are employed by the company and represent rank and file employees. These nominees are always elected by company shareholders. These nominees are counted separately from the total board members. (Example: the company would have 18 board members plus three employee representatives.)

In Germany, Employee Representatives may be employed by the company or may be union representatives for employees. Due to statutory requirements, German companies are required to have a certain number of labor representatives on their board. In enterprises having more than 500 or 2,000 employees, the law specifies that one-third or one-half, respectively, of the Supervisory Board must comprise Employee Representatives. Shareholders do not have the right to elect these representatives; they are elected by the employees.

Putnam will consider these Employee Representatives as "insiders." However, where a company's board is required by law to comprise one-half employee representatives, Putnam will not apply its majority independence requirement. For all thresholds lower than one-half, Putnam's standard policy will apply.

Japan

A. Matters Relating to the Board of Directors

For companies that have established a U.S.-style corporate structure, Putnam will withhold votes for the entire board of directors if:

  the board does not have a majority of outside directors,
  the board has not established nominating and compensation committees composed of a majority of outside directors, or the board has not established an audit committee composed of a majority of independent directors.

Putnam will withhold votes for the appointment of members of a company’s board of statutory auditors if a majority of the members of the board of statutory auditors is not independent.

Putnam may generally vote against the entire board of directors where the company has not put an “advance warning-type” poison pill to shareholder vote. However, these elections will be evaluated on a company specific basis, taking into consideration such factors as details of the rights plan, management’s track record and the company’s overall performance.

Putnam will vote against any nominees for director who attends less than 75% of board and committee meeting without valid reasons for the absences (i.e., illness, personal emergency, etc.) (Note that Corporate Law requires disclosure of outsiders' attendance but not that of insiders, who are presumed to have no more important time commitments.)

Putnam will vote against any statutory auditor nominee who attends less than 75% of board and committee meeting without valid reasons for the absences (i.e., illness, personal emergency, etc.) (Note that Corporate Law requires disclosure of outsiders' attendance but not that of insiders, who are presumed to have no more important time commitments.)

Commentary:

Board structure: Recent amendments to the Japanese Commercial Code give companies the option to adopt a U.S.-style corporate structure (i.e., a board of directors and audit, nominating, and compensation committees). Putnam will vote for proposals to amend a company’s articles of incorporation to adopt the U.S.-style corporate structure.

Definition of outside director and independent director: Corporate governance principles in Japan focus on the distinction between outside directors and independent directors. Under these principles, an outside director is a director who is not and has never been a director, executive, or employee of the company or its parent company, subsidiaries or affiliates. An outside director is “independent” if that person can make decisions completely independent from the managers of the company, its parent, subsidiaries, or affiliates and does not have a material relationship with the company (i.e., major client, trading partner, or other business relationship; familial relationship with current director or executive; etc.). The guidelines have incorporated these definitions in applying the board independence standards above.

B.	Article Amendments
  Putnam will vote for article amendments seeking to adopt U.S.-Style “Board with Committees” Structure. However, the independence of the outside directors is critical to effective corporate governance under this new system. Putnam will, therefore, scrutinize the backgrounds of the outside director nominees at such companies, and will vote against the amendment where Putnam believes the board lacks the necessary level of independence from the company or a substantial shareholder.
  Putnam will vote against amendments to lower the quorum requirement. However, where the Putnam portfolio teams believe a company takes concrete steps to improve shareholder participation – such as releasing proxy materials early, holding the AGM on a day other than the peak date, and accepting proxy votes over the Internet – or where the company proposes to safeguard shareholder interests by appointing independent directors, Putnam may vote for lowering the quorum requirement.
  Putnam will vote for amendments to reduce director’s term in office because Putnam supports annual elections for directors.
  Putnam will vote for amendments to extend internal auditors’ term in office: Companies that choose to maintain the existing statutory auditor system must amend their articles to extend the internal auditors' term in office from three years to four years. This is one of several moves to strengthen the functioning of the board of internal auditors included in a recent amendment to the Commercial Code.
  Putnam will vote for requests to expand the board although this guideline may be overridden if the portfolio team concludes the expansion is clearly disproportionate to the growth in the scale of the business.
  Putnam will vote for amendments to introduce independent auditor provisions. Japanese law requires companies over a certain asset size to appoint an internal auditor board with at least three members, a majority of whom must be designated as independent. All major companies have already done this, but companies reaching the size threshold for the first time will need to amend their articles for this purpose.
  Putnam will vote on a case-by-case basis on amendments to expand business lines.
  Putnam will vote for amendments that seek to clarify director authorities. This refers to the clarification of succession among board members in the event of death or incapacitation of a board member, usually the chairman or president; or to a clarification regarding which director shall convene and preside over board or shareholder meetings.
  Putnam will vote for amendments seeking to cancel year-end book closure. As Japan moves to an electronic share trading and settlement environment (JASDEC), the need to close share registers for up to a month at a time around record dates to clarify ownership is no longer necessary, as shares can be re-registered electronically in a matter of minutes.
  Putnam will vote for amendments seeking to introduce JASDEC provisions. This allows the company to participate in Japan’s automated trading and settlement system, shortening settlement times significantly. Newly-listed companies will frequently propose to introduce these provisions to their articles.
  Putnam will vote on a case-by-case basis on granting the board the authority to repurchase shares at its discretion.
  Putnam will generally vote for amendments to introduce an executive officer system. However, Putnam will vote against if the accompanying change in board size is outside Putnam's range. Companies seek to introduce executive officer systems with the aim of separating responsibility for the execution and the oversight of management functions.
  Putnam will vote against amendments to delete a requirement directing the company to reduce authorized capital by the number of treasury shares cancelled. If issued share capital decreases while authorized capital remains unchanged, then the company will have greater leeway to issue new shares (for example as a private placement or a takeover defense).
  Putnam will vote for proposals seeking to increase the number of internal statutory auditors.
  Putnam will generally vote for proposals seeking to decrease the number of internal statutory auditors. However, Putnam will vote against if the new limit is less than the current number.
  Putnam will generally vote for proposals seeking to set an upper limit on number of internal statutory auditors. However, Putnam will vote against if upper limit is less than current number.
  Putnam will generally vote for proposals seeking to set an upper limit on board size. However, Putnam will vote against proposals seeking an increase in board size that eliminates all vacant seats.
  Putnam will vote against proposals to authorize appointment of special directors. Under the new Corporate Law, companies are allowed to appoint, from among their directors, "special directors" who will be authorized to make decisions regarding the purchase or sale of important assets and major barrowing or lending, on condition that the board has at least six directors, including at least one non-executive director. At least three special directors must participate in the decision- making process and decisions shall be made by a majority vote of the special directors. However, the law does not require any of the special directors to be non-executives, so in effect companies may use this mechanism to bypass outsiders.
  Putnam will generally vote for proposals to create new class of shares to squeeze out minority shareholders. However, Putnam will vote against such proposals where there are concerns about how the original offer price was calculated. These amendments usually follow an MBO. Management buyouts are gaining popularity in Japan as preemptive strikes against potential hostile takeovers, or simply to allow companies to pursue comprehensive restructuring plans away from the perceived pressure of the market for short-term results. The MBOs themselves are not voting items but in order to squeeze out minority shareholders who do not tender their shares in the buyout, companies will seek to amend their articles to allow the issuance of a new class of shares which are then compulsorily exchanged for ordinary shares at a ratio calculated to leave all minority shareholders as fractional shareholders whose holdings can be bought for cash. In such a case, the price will be equivalent to the original offer price. By the time such proposals make it on to the ballot, the MBO will generally have succeeded to such an extent that the company is facing delisting from the stock market regardless of what happens to the remaining minority owners. However, for a shareholder who declined to tender shares due to concern about the price, the best course of action may be to vote against the proposals related to the squeeze-out and try to persuade a court that a higher valuation is warranted. The chances of success will likely be low.
  Putnam will vote against proposals seeking to enable companies to establish specific rules governing the exercise of shareholder rights. (Note: Such as, shareholders' right to submit shareholder proposals or call special meetings.)

C. Compensation Related Matters

• Putnam will vote against option plans which allow the grant of options to suppliers, customers, and other outsiders.

• Putnam will vote against stock option grants to independent internal statutory auditors. The granting of stock options to internal auditors, at the discretion of the directors, can compromise the independence of the auditors and provide incentives to ignore accounting problems, which could affect the stock price over the long term.

• Putnam will vote against the payment of retirement bonuses to directors and statutory auditors when one or more of the individuals to whom the grants are being proposed has not served in an executive capacity for the company. Putnam will also vote against payment of retirement bonuses to any directors or statutory auditors who have been designated by the company as independent. Retirement bonus proposals are all-or-nothing, meaning that split votes against individual payments cannot be made. If any one individual does not meet Putnam’s criteria, Putnam will vote against the entire bundled item.

D. Other Business Matters

• Putnam votes for mergers by absorptions of wholly-owned subsidiaries by their parent companies. These deals do not require the issuance of shares, and do not result in any dilution or new obligations for shareholders of the parent company. These transactions are routine.

• Putnam will vote for the acquisition if it is between parent and wholly-owned subsidiary.

• Putnam will vote for the formation of a holding company, if routine. Holding companies are once again legal in Japan and a number of companies, large and small, have sought approval to adopt a holding company structure. Most of the proposals are intended to help clarify operational authority for the different business areas in which the company is engaged, and promote effective allocation of corporate resources. As most of the reorganization proposals do not entail any share issuances or any change in shareholders’ ultimate ownership interest in the operating units, Putnam will treat most such proposals as routine.

• Putnam will vote against proposals that authorize the board to vary the AGM record date.

• Putnam will vote for proposals to abolish the retirement bonus system

• Putnam will vote for board-approved director/officer indemnification proposals

• Putnam will vote on a case-by-case basis on private placements (Third-party share issuances). Where Putnam views the share issuance necessary to avoid bankruptcy or to put the company back on solid financial footing, Putnam will generally vote for. When a private placement allows particular shareholder to obtain a controlling stake in the company at a discount to market prices, or where the private placement otherwise disadvantages ordinary shareholders, Putnam will vote against.

• Putnam will generally vote against shareholder rights plans (poison pills). However, if all of the following criteria are met, Putnam will evaluate such poison pills on a case-by-case basis:

1) The poison pill must have a duration of no more than three years.

2) The trigger threshold must be no less than 20 percent of issued capital.

3) The company must have no other types of takeover defenses in place.

4) The company must establish a committee to evaluate any takeover offers, and the members of that committee must all meet ISS' definition of independence.

5) At least 20 percent, and no fewer than two, of the directors must meet ISS' definition of independence. These independent directors must also meet our guidelines on board meeting attendance.

6) The directors must stand for reelection on an annual basis.

  7) The company must release its proxy materials no less than three weeks before the meeting date.
  Putnam will vote against proposals to allow the board to decide on income allocation without shareholder vote.
  Putnam will vote against proposals to limit the liability of External Audit Firms (“Accounting Auditors”)
  Putnam will vote for proposals to prohibit odd-lot holders from filing shareholder lawsuits.
  Putnam will vote against proposals seeking a reduction in board size that eliminates all vacant seats.
  Putnam may generally vote against proposals seeking an increase in authorized capital that leaves the company with as little as 25 percent of the authorized capital outstanding. (general request) However, such proposals will be evaluated on a company specific basis, taking into consideration such factors as current authorization outstanding, existence (or lack thereof) of preemptive rights and rationale for the increase.
  Putnam will vote for corporate split agreement and transfer of sales operations to newly created wholly-owned subsidiaries where the transaction is a purely internal one which does not affect shareholders' ownership interests in the various operations. All other proposals will be referred back to Putnam for case-by-case review. These reorganizations usually accompany the switch to a holding company structure, but may be used in other contexts.

Korea

Putnam will withhold votes for the entire board of directors if:

  the board does not have a majority of outside directors,
  the board has not established a nominating committee composed of at least a majority of outside directors, or the board has not established an audit committee composed of at least three members and in which at least two-thirds of its members are outside directors.

Commentary: For purposes of these guideline, an “outside director” is a director that is independent from the management or controlling shareholders of the company, and holds no interests that might impair performing his or her duties impartially from the company, management or controlling shareholder. In determining whether a director is an outside director, Putnam will also apply the standards included in Article 415-2(2) of the Korean Commercial Code (i.e., no employment relationship with the company for a period of two years before serving on the committee, no director or employment relationship with the company’s largest shareholder, etc.) and may consider other business relationships that would affect the independence of an outside director.

United Kingdom

Putnam will withhold votes for the entire board of directors if:

  the board does not have at least a majority of independent non-executive directors (in the case of smaller companies as defined by the UK’s Combined Code on Corporate Governance, boards should include at least two independent NEDs), the board has not established a nomination committee composed of a majority of independent non- executive directors, or the board has not established compensation and audit committees composed of (1) at least three directors (in the case of smaller companies, as defined by the UK’s Combined Code on Corporate Governance, two directors) and (2) solely of independent non-executive directors.

Putnam will withhold votes for any nominee for director who has received compensation from the company for the provision of professional services (e.g., investment banking, consulting, legal or financial advisory fees).

Commentary:

Application of guidelines: Although the UK’s Combined Code on Corporate Governance (“Combined Code”) has adopted the “comply and explain” approach to corporate governance, Putnam believes that the guidelines discussed above with respect to board independence standards are integral to the protection of investors in UK companies. As a result, these guidelines will be applied in a prescriptive manner.

Definition of independence: For the purposes of these guidelines, a non-executive director shall be considered independent if the director meets the independence standards in section A.3.1 of the Combined Code (i.e., no material business or employment relationships with the company, no remuneration from the company for non-board services, no close family ties with senior employees or directors of the company, etc.), except that Putnam does not view service on the board for more than nine years as affecting a director’s independence.

Smaller companies: A smaller company is one that is below the FTSE 350 throughout the year immediately prior to the reporting year.

Canada

Canadian corporate governance requirements mirror corporate governance reforms that have been adopted by the NYSE and other U.S. national securities exchanges and stock markets. As a result, Putnam will vote on matters relating to the board of directors of Canadian issuers in accordance with the guidelines applicable to U.S. issuers.

Commentary: Like the UK’s Combined Code, the proposed policies on corporate governance issued by Canadian securities regulators embody the “comply and explain” approach to corporate governance. Because Putnam believes that the board independence standards contained in the proxy voting guidelines are integral to the protection of investors in Canadian companies, these standards will be applied in a prescriptive manner.

Putnam will vote against the entire slate of director nominees, if the slate is bundled as one proposal, if Putnam would otherwise be withholding from any one director nominee.

Putnam will vote against the directors in instances where the company has not disclosed the number of outside boards that directors sit on.

Hong Kong

Putnam will vote against the issuance of shares without preemptive rights unless the company provides specific language and terms that 1) limit the aggregate issuance request that is for the General Issuance Mandate and the Share Re-issuance Mandate combined to 10 percent or less of the existing issued share capital; 2) limit the discount to 10 percent of the market price of shares; and 3) have no history of renewing the General Issuance Mandate several times within a period of one year.

This policy supplements policies regarding share issuances as stated above under section III. Voting Shares of Non-US Issuers.

RiverSource Investments, LLC

INFORMATION REGARDING PROXY VOTING POLICIES AND PROCEDURES

Our proxy voting policies and procedures are designed to satisfy our fiduciary obligation with respect to proxy voting in situations where we have been vested with proxy voting authority. In voting proxies on behalf of our advisory clients, we apply the following general principles in an effort to satisfy this fiduciary obligation:

  Maximizing shareholder value;
  considering all relevant factors; and
  voting without undue influence from individuals or groups.

We have adopted proxy voting guidelines covering certain types of proposals. These guidelines indicate whether we vote for, against or abstain from a particular proposal, or whether the matter should be considered on a case-by-case basis. When vested with proxy voting authority and in the absence of specific client guidelines, we will generally vote in the same manner as proxies being voted for clients of our affiliates who have adopted the same voting guidelines. However, recognizing that we and our affiliates each have an independent fiduciary obligation with respect to the voting of proxies, the proxy voting policies fully preserve our ability, and the ability of each affiliate, to vote in a manner contrary to other affiliates.

Examples of the approach taken in RiverSource Investments’ proxy voting guidelines with respect to certain types of proposals include:

Corporate governance matters – RiverSource Investments supports proxy proposals that we believe are tied to the interests of shareholders and votes against proxy proposals that appear to entrench management. For example, we support the annual election of all directors and proposals to eliminate classes of directors. In a routine election of directors, we will generally vote with management’s recommendations because we believe that management is in the best position to know what qualifications are required of directors to form an effective board. However, we will generally vote against a nominee who has been assigned to the audit, compensation, or nominating or governance committee if the nominee is not independent of management based on established criteria.

Stock option plans and other management compensation issues – RiverSource Investments expects company management to give thoughtful consideration to providing competitive long-term employee incentives directly tied to the interest of shareholders. We believe that equity compensation awards can be a useful tool, when not abused, for retaining and motivating employees to engage in conduct that will improve the performance of the company. In this regard, we generally favor minimum holding periods of stock obtained by senior management pursuant to an options plan and will vote against compensation plans for executives that we deem excessive.

In exercising our proxy voting responsibilities, we may consider the recommendations of a third party research provider and may rely upon the recommendations of this research provider in situations where it is possible to establish voting criteria that are consistent with the intent of our voting guidelines. A complete copy of our discretionary proxy voting guidelines is available upon request.

Where RiverSource Investments is vested with proxy voting authority, it is our policy to vote all proxies on behalf of the client. Because of the volume and complexity of the proxy voting process, including inherent inefficiencies in the process that are outside our control, (e.g., delays or incomplete information from intermediaries such as custodians, proxy agents or parties involved in wrap-fee programs), not all proxies may be voted. In addition voting proxies for companies not domiciled in the United States may involve greater effort and cost due to the variety of regulatory schemes and corporate practices. Certain non-U.S. countries require securities to be blocked prior to a vote, which means that the securities to be voted may not be traded within a specified number of days before the shareholder meeting. We typically will not vote securities in non-U.S. countries that require securities to be blocked as the need for liquidity of the securities in the funds will typically outweigh the benefit of voting. There may be additional costs associated with voting in non-U.S. countries such that we may determine that the cost of voting outweighs the potential benefit.

The administration of our proxy voting process is handled by a central point of administration at RiverSource Investments (the “Proxy Administrator”) servicing us and our affiliates that have adopted the same proxy voting guidelines. Among other duties, the Proxy Administrator coordinates with our third party proxy voting and research providers. The Proxy Administrator also identifies situations where the guidelines do not clearly require that we vote in a particular manner and assists in researching and making voting recommendations. Our investment personnel may also make recommendations about voting on a proposal, which may include a recommendation to vote in a manner contrary to our guidelines. In addition, while we and each of our affiliates ultimately decides how each proxy will be voted, a Proxy Voting Committee reviews policies and procedures and helps ensure quality and objectivity in connection with our proxy voting procedures. The Committee serves a general oversight function designed to ensure that each affiliate’s interests are represented with respect to proxy voting procedures.

In voting proxies on behalf of clients, we seek to carry out our responsibilities without undue influence from individuals or groups who may have an economic interest in the outcome of a proxy vote. To identify and address potential conflicts of interest, the Proxy Administrator identifies those instances in which we or one of our affiliates intends to vote in a manner inconsistent with the guidelines or when a proxy proposal is not covered by the guidelines. In these cases, certain conflict of interest reviews are conducted. If a conflict is identified, the Proxy Administrator will coordinate facilitation of a resolution that is consistent with our fiduciary obligations. With respect to Ameriprise Financial, Inc. proxies, we vote in accordance with the recommendation of an independent third party.

Some of our clients may participate in securities lending programs. In these situations, where we are responsible for voting a client’s proxies, we will work with the client to determine whether there will be situations where securities loaned out under these lending arrangements will be recalled for the purpose of exercising voting rights. Securities loaned out under these lending arrangements are typically not recalled because the costs and lost revenue to the client combined with the administrative effects of recalling the securities typically outweigh the benefit of voting the proxy. However, certain clients may decide to establish certain predefined criteria that will trigger a recall for voting purposes (e.g,. if the client holds a specific percentage of the issuer’s outstanding shares). Under these circumstances, while we will work with the client to exercise voting rights, at times it may be difficult to get securities back on an immediate or timely basis (e.g., there may be a lack of an active market for the securities causing a delay in the borrower’s ability to acquire the security for return). Therefore, even when “best efforts” are used to recall securities, loaned securities may not be obtained in time to exercise voting rights.

On an annual basis, or more frequently as determined necessary, we review our existing voting guidelines or add new guidelines. In connection with this review, we consider, among other things, industry trends and the frequency that similar proposals appear on company ballots.

The proxy voting structure adopted by us and our affiliates is designed to ensure that each affiliate is satisfying its fiduciary and other regulatory obligations that govern the voting of proxies while allowing each affiliate to vote proxies based on what it believes is prudent and will maximize long-term shareholder value.

We maintain proxy voting records and related records designed to meet our obligations under applicable law. Where permitted by and in accordance with applicable law, we may rely on third parties to make and retain, on our behalf, a copy of the relevant records.

Templeton Investment Counsel, LLC

The board of trustees of the Fund has delegated the authority to vote proxies related to the portfolio securities held by the Fund to the Fund’s manager, Templeton Investment Counsel, in accordance with the Proxy Voting Policies and Procedures (Policies) adopted by the manager.

The manager has delegated its administrative duties with respect to the voting of proxies to the Proxy Group within Franklin Templeton Companies, LLC (Proxy Group), an affiliate and wholly owned subsidiary of Franklin Resources, Inc. All proxies received by the Proxy Group will be voted based upon the manager’s instructions and/or policies.

To assist it in analyzing proxies, the manager subscribes to RiskMetrics Group (RiskMetrics), an unaffiliated third party corporate governance research service that provides in-depth analyses of shareholder meeting agendas, vote recommendations, recordkeeping and vote disclosure services. In addition, the manager subscribes to Glass, Lewis & Co., LLC (Glass Lewis), an unaffiliated third party analytical research firm, to receive analyses and vote recommendations on the shareholder meetings of publicly held U.S. companies. Although RiskMetrics’ and/or Glass Lewis’ analyses are thoroughly reviewed and considered in making a final voting decision, the manager does not consider recommendations from

RiskMetrics, Glass Lewis or any other third party to be determinative of the manager’s ultimate decision. The manager votes proxies solely in the interests of the Fund and its shareholders. As a matter of policy, the officers, directors/trustees and employees of the Fund, the manager and the Proxy Group will not be influenced by outside sources whose interests conflict with the interests of the Fund and its shareholders. Efforts are made to resolve all conflicts in the interests of the manager’s clients. Material conflicts of interest are identified by the Proxy Group based upon analyses of client, broker and vendor lists, information periodically gathered from directors and officers, and information derived from other sources, including public filings. In situations where a material conflict of interest is identified, the Proxy Group may defer to the voting recommendation of RiskMetrics, Glass Lewis or those of another independent third party provider of proxy services; or send the proxy directly to the Fund with a recommendation regarding the vote for approval. If the conflict is not resolved by the Fund, the Proxy Group may refer the matter, along with the recommended course of action by the manager to an interdepartmental Proxy Review Committee (which may include portfolio managers and/or research analysts employed by the manager), for evaluation and voting instructions. The Proxy Review Committee may defer to the voting recommendation of RiskMetrics, Glass Lewis or those of another independent third party provider of proxy services; or send the proxy directly to the Fund. Where the Proxy Group or the Proxy Review Committee refers a matter to the Fund, it may rely upon the instructions of a representative of the Fund, such as the board of trustees or a committee of the board.

Where a material conflict of interest has been identified, but the items on which the manager’s vote recommendations differ from Glass Lewis, RiskMetrics, or another independent third party provider of proxy services relate specifically to (1) shareholder proposals regarding social or environmental issues or political contributions, (2) “Other Business” without describing the matters that might be considered, or (3) items the manager wishes to vote in opposition to the recommendations of an issuer’s management, the Proxy Group may defer to the vote recommendations of the manager rather than sending the proxy directly to the Fund for approval.

To avoid certain potential conflicts of interest, the manager will employ echo voting, if possible, in the following instances: (1) when the Fund invests in an underlying fund in reliance on Section 12(d)(1) of the 1940 Act, or pursuant to an SEC exemptive order; (2) when the Fund invests uninvested cash in affiliated money market funds pursuant to an SEC exemptive order (“cash sweep arrangement”); or (3) when required pursuant to the Fund’s governing documents or applicable law. Echo voting means that the investment manager will vote the shares in the same proportion as the vote of all of the other holders of the Fund’s shares.

The recommendation of management on any issue is a factor which the manager considers in determining how proxies should be voted, but is not determinative of the manager’s ultimate decision. As a matter of practice, the votes with respect to most issues are cast in accordance with the position of the company's management. Each issue, however, is considered on its own merits, and the manager will not support the position of the company's management in any situation where it deems that the ratification of management’s position would adversely affect the investment merits of owning that company’s shares.

Manager’s proxy voting policies and principles. The manager has adopted general proxy voting guidelines, which are summarized below. These guidelines are not an exhaustive list of all the issues that may arise and the manager cannot anticipate all future situations. In all cases, each proxy will be considered based on the relevant facts and circumstances.

Board of directors. The manager supports an independent board of directors, and prefers that key committees such as audit, nominating, and compensation committees be comprised of independent directors. The manager will generally vote against management efforts to classify a board and will generally support proposals to declassify the board of directors. The manager may withhold votes from directors who have attended less than 75% of meetings without a valid reason. While generally in favor of separating Chairman and CEO positions, the manager will review this issue as well as proposals to restore or provide for cumulative voting on a case-by-case basis, taking into consideration factors such as the company's corporate governance guidelines or provisions and performance.

Ratification of auditors of portfolio companies. In light of several high profile accounting scandals, the manager will closely scrutinize the role and performance of auditors. On a case-by-case basis, the manager will examine proposals relating to non-audit relationships and non-audit fees. The manager will also consider, on a case-by-case basis, proposals to rotate auditors, and will vote against the ratification of auditors when there is clear and compelling evidence of accounting irregularities or negligence.

Management and director compensation. A company’s equity-based compensation plan should be in alignment with its shareholders’ long-term interests. The manager believes that executive compensation should be directly linked to the performance of the company. The manager evaluates plans on a case-by-case basis by considering several factors to determine whether the plan is fair and reasonable, including the RiskMetrics quantitative model utilized to assess such plans and/or the Glass Lewis evaluation of the plans. The manager will generally oppose plans that have the potential to be excessively dilutive, and will almost always oppose plans that are structured to allow the repricing of underwater options, or plans that have an automatic share replenishment “evergreen” feature. The manager will generally support employee stock option plans in which the purchase price is at least 85% of fair market value, and when potential dilution is 10% or less.

Severance compensation arrangements will be reviewed on a case-by-case basis, although the manager will generally oppose “golden parachutes” that are considered to be excessive. The manager will normally support proposals that require a percentage of directors’ compensation to be in the form of common stock, as it aligns their interests with those of shareholders. The manager will review on a case-by-case basis any shareholder proposals to adopt policies on expensing stock option plans.

Anti-takeover mechanisms and related issues. The manager generally opposes anti-takeover measures since they tend to reduce shareholder rights. On occasion, the manager may vote with management when the research analyst has concluded that the proposal is not onerous and would not harm the Fund or its shareholders’ interests. The manager generally supports proposals that require shareholder rights’ plans (“poison pills”) to be subject to a shareholder vote and will closely evaluate such plans on a case-by-case basis to determine whether or not they warrant support. The manager will generally vote against any proposal to issue stock that has unequal or subordinate voting rights. The manager generally opposes any supermajority voting requirements as well as the payment of “greenmail.” The manager generally supports “fair price” provisions and confidential voting.

Changes to capital structure. The manager will review, on a case-by-case basis, proposals by companies to increase authorized shares and the purpose for the increase and proposals seeking preemptive rights. The manager will generally not vote in favor of dual-class capital structures to increase the number of authorized shares where that class of stock would have superior voting rights. The manager will generally vote in favor of the issuance of preferred stock in cases where the company specifies the voting, dividend, conversion and other rights of such stock and the terms of the preferred stock issuance are deemed reasonable.

Mergers and corporate restructuring. Mergers and acquisitions will be subject to careful review by the research analyst to determine whether each will be beneficial to shareholders. The manager will analyze various economic and strategic factors in making the final decision on a merger or acquisition. Corporate restructuring and reincorporation proposals are also subject to a thorough examination on a case-by-case basis.

Social and corporate policy issues. The manager will generally give management discretion with regard to social, environmental and ethical issues, although the manager may vote in favor of those that are believed to have significant economic benefits or implications for the Fund and its shareholders.

Global corporate governance. Many of the tenets discussed above are applied to proxy voting decisions for international companies. However, the manager must be more flexible in these instances and must be mindful of the varied market practices of each region.

The manager will attempt to process every proxy it receives for all domestic and foreign issuers. However, there may be situations in which the manager cannot process proxies, for example, where a meeting notice was received too late, or sell orders preclude the ability to vote. If a security is on loan, the manager may determine that it is not in the best interests of the Fund to recall the security for voting purposes. Also, the manager may abstain from voting under certain circumstances or vote against items such as “Other Business” when the manager is not given adequate information from the company.

Shareholders may view the complete Policies online at franklintempleton.com. Alternatively, shareholders may request copies of the Policies free of charge by calling the Proxy Group collect at (954)527-7678 or by sending a written request to: Franklin Templeton Companies, LLC, 500 East Broward Boulevard, Suite 1500, Fort Lauderdale, FL 33394, Attention: Proxy Group. Copies of the Fund’s proxy voting records are available online at franklintempleton.com and posted on the SEC website at www.sec.gov. The proxy voting records are updated each year by August 31 to reflect the most recent 12-month period ended June 30.

Thompson, Siegel & Walmsley LLC

Thompson, Siegel & Walmsley LLC (TS&W) acknowledges it has a fiduciary obligation to its clients that requires it to monitor corporate events and vote client proxies. TS&W has adopted and implemented written policies and procedures reasonably designed to ensure that proxies are voted in the best interest of our clients. TS&W recognizes that it (i) has a fiduciary responsibility under the Employee Retirement Income Securities Act (ERISA) to vote proxies prudently and solely in the best interest of plan participants and beneficiaries (ii) will vote stock proxies in the best interest of the client (non-ERISA) when directed (together, our “clients”). TS&W has developed its policy to be consistent with, wherever possible, enhancing long-term shareholder value and leading corporate governance practices. TS&W has retained the services of Institutional Shareholder Services (“ISS”) which is an indirect wholly-owned subsidiary of Risk Metrics Group, Inc. (“RMG”). ISS is a Registered Investment Adviser under the Investment Advisers Act of 1940. As a leading provider of proxy voting and corporate governance services with 20+ years of experience, ISS serves more than 1,700 institutions. ISS’s core business is to analyze proxies and issue informed research and objective vote recommendations for more than 38,000 companies across 115 markets worldwide. ISS provides TS&W proxy proposal research and voting recommendations and votes accounts on TS&W’s behalf under the guidance of ISS’s standard voting guidelines. TS&W’s proxy coordinator is responsible for monitoring ISS’s voting procedures on an ongoing basis. TS&W’s general policy regarding the voting of proxies is as follows:

Proxy Voting Guidelines:

  Routine and/or non-controversial, general corporate governance issues are normally voted with management; this would include the Approval of Independent Auditors.

Occasionally, ISS may vote against management’s proposal on a particular issue; such issues would generally be those deemed likely to reduce shareholder control over management, entrench management at the expense of shareholders, or in some way diminish shareholders’ present or future value. From time to time TS&W will receive and act upon the client’s specific instructions regarding proxy proposals. TS&W reserves the right to vote against any proposals motivated by political, ethical or social concerns. TS&W and ISS will examine each issue solely from an economic perspective.

• A complete summary of ISS’s voting guidelines is available at: www.issproxy.com/issgovernance/policy/2007policy.html

Conflicts of Interest

• Occasions may arise during the voting process in which the best interest of the clients conflicts with TS&W’s interests. Conflicts of interest generally include (i) business relationships where TS&W has a substantial business relationship with, or is actively soliciting business from, a company soliciting proxies (ii) personal or family relationships whereby an employee of TS&W has a family member or other personal relationship that is affiliated with a company soliciting proxies, such as a spouse who serves as a director of a public company. A conflict could also exist if a substantial business relationship exists with a proponent or opponent of a particular initiative. If TS&W determines that a material conflict of interest exists,. TS&W will instruct ISS to vote using ISS’s standard policy guidelines which are derived independently from TS&W.

Proxy Voting Process:

  Upon timely receipt of proxy materials, ISS will automatically release vote instructions on client’s behalf as soon as custom research is completed. TS&W retains authority to override the votes (before cut-off date) if they disagree with the vote recommendation.
  The Proxy Coordinator will monitor the voting process at ISS via Governance Analytics website (ISS’s online voting and research platform). Records of which accounts are voted, how accounts are voted, and how many shares are voted are kept electronically with ISS.
  For proxies not received at ISS, TS&W and ISS will make a best efforts attempt to receive ballots from the clients’ custodian.
  TS&W will be responsible for account maintenance – opening and closing of accounts, transmission of holdings and account environment monitoring.
  Associate Portfolio Manager (proxy oversight representative) will keep abreast of any critical or exceptional events or events qualifying as a conflict of interest via Governance Analytics website and via email. TS&W has the ability to override vote instructions and the Associate Portfolio Manager will consult with TS&W’s Investment Policy Committee or product managers in these types of situations.
  All proxies are voted solely in the best interest of clients.
  Proactive communication takes place via regular meetings with ISS’s Client Relations Team.
  TS&W reserves the right not to vote proxies if the cost of voting exceeds the expected benefit to the client.

Proxy Voting Records & Reports

• The proxy information is maintained by ISS. on TS&W’s behalf and includes the following: (i) name of the issuer, (ii) the exchange ticker symbol, (iii) the CUSIP number, (iv) the shareholder meeting date, (v) a brief description of the matter brought to vote; (vi) whether the proposal was submitted by management or a shareholder, (vii) how the proxy was voted (for, against, abstained), (viii) whether the proxy was voted for or against management, and (ix) documentation materials to make the decision. TS&W’s Proxy Coordinator coordinates retrieval and report production as required or requested.

• Clients will be notified annually of their ability to request a copy of our proxy policies and procedures. A copy of how TS&W voted on securities held is available free of charge upon request from our clients or by calling us toll free (800) 697-1056.

Waddell & Reed Investment Management Company

     The Funds have delegated all proxy voting responsibilities to their investment manager. WRIMCO has established guidelines that reflect what it believes are desirable principles of corporate governance.

Listed below are several reoccurring issues and WRIMCO's corresponding positions.

Board of Directors Issues:

     WRIMCO generally supports proposals requiring that a majority of the Board consist of outside, or independent, directors.

     WRIMCO generally votes against proposals to limit or eliminate liability for monetary damages for violating the duty of care.

     WRIMCO generally votes against indemnification proposals that would expand coverage to more serious acts such as negligence, willful or intentional misconduct, derivation of improper personal benefit, absence of good faith, reckless disregard for duty, and unexcused pattern of inattention. The success of a corporation in attracting and retaining qualified directors and officers, in the best interest of shareholders, is partially dependent on its ability to provide some satisfactory level of protection from personal financial risk. WRIMCO will support such protection so long as it does not exceed reasonable standards.

     WRIMCO generally votes against proposals requiring the provision for cumulative voting in the election of directors as cumulative voting may allow a minority group of shareholders to cause the election of one or more directors.

Corporate Governance Issues:

     WRIMCO generally supports proposals to ratify the appointment of independent accountants/auditors unless reasons exist which cause it to vote against the appointment.

     WRIMCO generally votes against proposals to restrict or prohibit the right of shareholders to call special meetings.

     WRIMCO generally votes against proposals which include a provision to require a supermajority vote to amend any charter or bylaw provision, or to approve mergers or other significant business combinations.

     WRIMCO generally votes for proposals to authorize an increase in the number of authorized shares of common stock.

     WRIMCO generally votes against proposals for the adoption of a Shareholder Rights Plan (sometimes referred to as "Purchase Rights Plan"). It believes that anti-takeover proposals are generally not in the best interest of shareholders. Such a Plan gives the Board virtual veto power over acquisition offers which may well offer material benefits to shareholders.

Executive/Employee Issues:

     WRIMCO will generally vote for proposals to establish an Employee Stock Ownership Plan (ESOP) as long as the size of the ESOP is reasonably limited.

Political Activity:

     WRIMCO will generally vote against proposals relating to corporate political activity or contributions, or to require the publication of reports on political activity or contributions made by political action committees (PACs) sponsored or supported by the corporation. PAC contributions are generally made with funds contributed voluntarily by employees, and provide positive individual participation in the political process of a democratic society. In addition, Federal and most state laws require full disclosure of political contributions made by PACs. This is public information and available to all interested parties.

Conflicts of Interest Between WRIMCO and the Funds:

     WRIMCO will use the following three-step process to address conflicts of interest: (1) WRIMCO will attempt to identify any potential conflicts of interest; (2) WRIMCO will then determine if the conflict as identified is material; and (3) WRIMCO will follow the procedures established below to ensure that its proxy voting decisions are based on the best interests of the Funds and are not the product of a material conflict.

     I. Identifying Conflicts of Interest: WRIMCO will evaluate the nature of its relationships to assess which, if any, might place its interests, as well as those of its affiliates, in conflict with those of the Fund’s shareholders on a proxy voting matter. WRIMCO will review any potential conflicts that involve the following four general categories to determine if there is a conflict and if so, if the conflict is material:

  Business Relationships – WRIMCO will review any situation for a material conflict where WRIMCO manages money for a company or an employee group, manages pension assets,

  administers employee benefit plans, leases office space from a company, or provides brokerage, underwriting, insurance, banking or consulting services to a company or if it is determined that WRIMCO (or an affiliate) otherwise has a similar significant relationship with a third party such that the third party might have an incentive to encourage WRIMCO to vote in favor of management.
  Personal Relationships – WRIMCO will review any situation where it (or an affiliate) has a personal relationship with other proponents of proxy proposals, participants in proxy contests, corporate directors, or candidates for directorships to determine if a material conflict exists.
  Familial Relationships – WRIMCO will review any situation where it (or an affiliate) has a known familial relationship relating to a company (e.g., a spouse or other relative who serves as a director of a public company or is employed by the company) to determine if a material conflict exists.

     WRIMCO will designate an individual or committee to review and identify proxies for potential conflicts of interest on an ongoing basis.

     II. "Material Conflicts": WRIMCO will review each relationship identified as having a potential conflict based on the individual facts and circumstances. For purposes of this review, WRIMCO will attempt to detect those relationships deemed material based on the reasonable likelihood that they would be viewed as important by the average shareholder.

In considering the materiality of a conflict, WRIMCO will take a two-step approach:

• Financial Materiality – A relationship will be considered presumptively non-material unless the relationship represents 5% or more of WRIMCO's annual revenue. If the relationship involves an affiliate, the "material" benchmark will be 15% or more of WRIMCO's annual revenue.

• Non-Financial Materiality – WRIMCO will review all known relationships of portfolio managers and senior management for improper influence.

     III. Procedures to Address Material Conflicts: WRIMCO will use the following techniques to vote proxies that have been determined to present a "Material Conflict."

  Use a Proxy Voting Service for Specific Proposals – As a primary means of voting material conflicts, WRIMCO will vote per the recommendation of an independent proxy voting service (Institutional Shareholder Services (ISS) or another independent third party if a recommendation from ISS is unavailable).
  Client directed – If the Material Conflict arises from WRIMCO's management of a third party account and the client provides voting instructions on a particular vote, WRIMCO will vote according to the directions provided by the client.
  Use a Predetermined Voting Policy – If no directives are provided by either ISS or the client, WRIMCO may vote material conflicts pursuant to the pre-determined Proxy Voting Policies, established herein, should such subject matter fall sufficiently within the identified subject matter. If the issue involves a material conflict and WRIMCO chooses to use a predetermined voting policy, WRIMCO will not be permitted to vary from the established voting policies established herein.
  Seek Board Guidance – If the Material Conflict does not fall within one of the situations referenced above, WRIMCO may seek guidance from the Funds’ Board of Directors on matters involving a conflict. Under this method, WRIMCO will disclose the nature of the conflict to the Fund Board and obtain the Board’s consent or direction to vote the proxies. WRIMCO may use the Board guidance to vote proxies for its non-mutual fund clients.

Wellington Management Company, LLP

     The Funds for which Wellington Management Company LLP (“Wellington Management”) serves as sub adviser have granted to Wellington Management the authority to vote proxies on their behalf with respect to the assets managed by Wellington Management. Wellington Management votes proxies in what it believes are the best economic interests of its clients and in accordance with its Global Proxy Policies and Procedures. Wellington Management’s Corporate Governance Committee is

responsible for the review and oversight of the firm’s Global Proxy Policies and Procedures. The Corporate Governance Group within Wellington Management’s Corporate Operations Department is responsible for the day-to-day administration of the proxy voting process. Although Wellington Management may utilize the services of various external resources in analyzing proxy issues and has established its own Global Proxy Voting Guidelines setting forth general guidelines for voting proxies, Wellington Management personnel analyze all proxies and vote proxies based on their assessment of the merits of each proposal. Each Fund’s portfolio manager has the authority to determine the final vote for securities held in the Fund, unless the portfolio manager is determined to have a material conflict of interest related to that proxy vote.

     Wellington Management maintains procedures designed to identify and address material conflicts of interest in voting proxies. Its Corporate Governance Committee sets standards for identifying materials conflicts based on client, vendor and lender relationships. Proxy votes for which Wellington Management identifies a material conflict are reviewed by designated members of its Corporate Governance Committee or by the entire committee in some cases to resolve the conflict and direct the vote.

     Wellington Management may be unable to vote or may determine not to vote a proxy on behalf of a Fund due to securities lending, share blocking and re-registration requirements, lack of adequate information, untimely receipt of proxy materials, immaterial impact of the vote, and/or excessive costs.

Wells Capital Management, Inc.

Pursuant to Rule 206(4)-6 under the Advisers Act, WellsCap has adopted Proxy Voting Policies and Procedures that it believes are reasonably designed to ensure that proxies are voted in the best interest of shareholders. WellsCap exercises its voting responsibility, as a fiduciary, with the goal of maximizing value to shareholders consistent with the governing laws and investment policies of each portfolio. While securities are not purchased to exercise control or to seek to effect corporate change through share ownership, WellsCap supports sound corporate governance practices within companies in which they invest.

WellsCap utilizes an independent third-party (“Third-Party”), currently RiskMetrics Group (formerly called Institutional Shareholders Services), for voting proxies and proxy voting analysis and research. WellsCap has adopted as its proxy voting guidelines the standard platform developed by RiskMetrics. In addition, clients may elect to have WellsCap vote proxies in accordance with guidelines established pursuant to platforms, e.g., Taft-Hartley, to meet their specific business requirements.

To fulfill its fiduciary duties with respect to proxy voting, WellsCap has designated an officer to administer and oversee the proxy voting process and to monitor the Third-Party to ensure its compliance with the Proxy Guidelines.

WellsCap believes that, in most instances, material conflicts of interest can be minimized through a strict and objective application by the Third-Party of the Proxy Guidelines. In cases where WellsCap is aware of a material conflict of interest regarding a matter that would otherwise require its vote, it will defer to the Third-Party as to how to vote on such matter in accordance with the voting guidelines of the Third-Party. In addition, WellsCap will seek to avoid any undue influence as a result of any material conflict of interest that may exist between the interests of a client and WellsCap or any of its affiliates. To this end, for any Wells Fargo proxy, shares will be voted as directed by an independent fiduciary engaged by Wells Fargo and Company.

.

APPENDIX C – PORTFOLIO MANAGERS

Information as of December 31, 2008

INVESTMENTS IN EACH FUND

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in
Each Fund[1]
Aberdeen Asset Management
Inc.
Paul Atkinson	NVIT Nationwide Fund	None
	NVIT Nationwide Leaders Fund	None
Chris Baggini	NVIT Growth Fund	None
	NVIT U.S. Growth Leaders Fund	None
Ralph Bassett	NVIT Technology and Communications	None
Fund
Douglas Burtnick	NVIT Global Financial Services Fund	None
	NVIT Growth Fund	None
	NVIT Health Sciences Fund	None
	NVIT U.S. Growth Leaders Fund	None
Joseph A. Cerniglia	NVIT Nationwide Fund	None
Jarett Fisher	NVIT Nationwide Fund	None
Jason Kotik	NVIT Multi-Manager Small Company	None
Fund
	NVIT Multi-Manager Small Cap Value	None
Fund
Robert Mattson	NVIT Technology and Communications	None
Fund
Michael Manzo	NVIT Multi-Manager Small Cap Value	None
Fund
	NVIT Multi-Manager Small Company	None
Fund
Stuart Quint	NVIT Global Financial Services Fund	None
Francis Radano, III	NVIT Nationwide Fund	None
	NVIT Nationwide Leaders Fund	None
Jean Rhee	NVIT Health Sciences Fund	None
Shahreza Yusof	NVIT Nationwide Leaders Fund	None
	NVIT Nationwide Fund	None
AllianceBernstein L.P.
Henry S. D’Auria	NVIT Multi-Manager International Value	None
Fund
Paul J. DeNoon[2]	AllianceBernstein NVIT Global Fixed	None
Income Fund
Scott DiMaggio[2]	AllianceBernstein NVIT Global Fixed	None
Income Fund
Sharon E. Fay	NVIT Multi-Manager International Value	None
Fund
Eric Franco	NVIT Multi-Manager International Value	None
Fund
Arif Husain[2]	AllianceBernstein NVIT Global Fixed	None
Income Fund
Michael Mon[2]	AllianceBernstein NVIT Global Fixed	None
Income Fund
Joseph G. Paul[3]	NVIT Multi-Manager International Value	None

C-1

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in
Each Fund[1]
Fund
Douglas J. Peebles[2]	AllianceBernstein NVIT Global Fixed	None
Income Fund
Matthew Sheridan[2]	AllianceBernstein NVIT Global Fixed	None
Income Fund
Kevin F. Simms	NVIT Multi-Manager International Value	None
Fund
American Century Investment
Management, Inc.
Phillip N. Davidson	NVIT Multi-Manager Mid Cap Value	None
Fund
American Century NVIT Multi Cap Value
Fund[2]
Brad Eixmann	NVIT Multi-Manager Mid Cap Growth	None
Fund
Brian Ertley	NVIT Multi-Manager Small Company	None
Fund
Glenn Fogle	NVIT Multi-Manager Mid Cap Growth	None
Fund
Melissa Fong	NVIT Multi-Manager Small Company	None
Fund
Michael Liss	NVIT Multi-Manager Mid Cap Value	None
Fund
American Century NVIT Multi Cap Value
Fund[2]
Kevin Toney	NVIT Multi-Manager Mid Cap Value	None
Fund
American Century NVIT Multi Cap Value
Fund[2]
Thomas Vaiana	NVIT Multi-Manager Small Company	None
Fund
Wilhelmine von Turk	NVIT Multi-Manager Small Company	None
Fund
American Century Global
Investment Management, Inc.
Brian Brady	NVIT Multi-Manager International	None
Growth Fund
Mark S. Kopinski	NVIT Multi-Manager International	None
Growth Fund
BlackRock Investment
Management, LLC
Scott Amero	NVIT Bond Index Fund	None
Curtis Arledge[4]	NVIT Bond Index Fund	None
Debra Jelilian	NVIT International Index Fund	None
	NVIT Mid Cap Index Fund	None
	NVIT S&P 500 Index Fund	None
	NVIT Small Cap Index Fund	None
Matthew Marra	NVIT Bond Index Fund	None
Andrew Phillips	NVIT Bond Index Fund	None
Deutsche Asset Management
Julie Abbett	NVIT Multi-Manager Large Cap Value	None
Fund
James Francis	NVIT Multi-Manager Large Cap Value	None

C-2

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in
Each Fund[1]
Fund
Epoch Investment Partners, Inc.
David N. Pearl	NVIT Multi-Manager Small Cap Value	None
Fund
William W. Priest	NVIT Multi-Manager Small Cap Value	None
Fund
Michael A. Welhoelter	NVIT Multi-Manager Small Cap Value	None
Fund
Federated Investment
Management Company
Mark Durbiano	Federated NVIT High Income Bond Fund	None
Gartmore Global Partners
Gerald Campbell	NVIT Multi-Manager Small Company	None
Fund
Michael Gleason	NVIT Multi-Manager Small Company	None
Fund
Brian O’Neill	Gartmore NVIT International Equity Fund	None
Christopher Palmer	Gartmore NVIT Developing Markets Fund	None
Neil Rogan	Gartmore NVIT Worldwide Leaders Fund	None
Alexandre Voitenok	NVIT Multi-Manager Small Company	None
Fund
Ben Walker	Gartmore NVIT Emerging Markets Fund	None
	Gartmore NVIT Global Utilities Fund	None
	Gartmore NVIT International Equity Fund	None
Goldman Sachs Management,
L.P.[5]
Andrew Alford	NVIT Multi-Manager Large Cap Growth	None
Fund
Dolores Bamford	NVIT Multi-Manager Large Cap Value	None
Fund
David L. Berdon	NVIT Multi-Manager Large Cap Value	None
Fund
Andrew Braun	NVIT Multi-Manager Large Cap Value	None
Fund
Sean Butkus	NVIT Multi-Manager Large Cap Value	None
Fund
Scott Carroll	NVIT Multi-Manager Large Cap Value	None
Fund
Kent Daniel[6]	NVIT Multi-Manager Large Cap Growth	None
Fund
Katinka Domotorffy[6]	NVIT Multi-Manager Large Cap Growth	None
Fund
Sean Gallagher	NVIT Multi-Manager Large Cap Value	None
Fund
Eileen Rominger	NVIT Multi-Manager Large Cap Value	None
Fund
Invesco Aim Capital
Management, Inc.
Shuxin Cao	NVIT Multi-Manager International	None
Growth Fund
Matthew W. Dennis	NVIT Multi-Manager International	None
Growth Fund

C-3

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in
Each Fund[1]
Jason T. Holzer	NVIT Multi-Manager International	None
Growth Fund
Clas G. Olsson	NVIT Multi-Manager International	None
Growth Fund
Barrett K. Sides	NVIT Multi-Manager International	None
Growth Fund
J.P. Morgan Investment
Management Inc.
Christopher T. Blum	NVIT Multi-Manager Small Cap Value	None
Fund
Jeroen Huysinga	NVIT Multi-Manager International Value	None
Fund
Georgina Perceval Maxwell	NVIT Multi-Manager International Value	None
Fund
Dennis Ruhl	NVIT Multi-Manager Small Cap Value	None
Fund
Gerd Woort-Menker	NVIT Multi-Manager International Value	None
Fund
Neuberger Berman Fixed
Income LLC
Thanos Bardas	NVIT Core Plus Bond Fund	None
Andrew A. Johnson	NVIT Core Plus Bond Fund	None
Logan Circle Partners, L.P.
Andrew Kronschnabel[7]	NVIT Multi Sector Bond Fund	None
Stephen Cianci[8]	NVIT Multi Sector Bond Fund	None
Scott Moses[8]	NVIT Multi Sector Bond Fund	None
Timothy Rabe[8]	NVIT Multi Sector Bond Fund	None
Morgan Stanley Investment
Management Inc.
Sam Chainani	NVIT Multi-Manager Small Company	None
Fund
David Cohen	NVIT Multi-Manager Small Company	None
Fund
Dennis Lynch	NVIT Multi-Manager Small Company	None
Fund
Armistead Nash	NVIT Multi-Manager Small Company	None
Fund
Alexander Norton	NVIT Multi-Manager Small Company	None
Fund
Jason Yeung	NVIT Multi-Manager Small Company	None
Fund
Morley Capital Management,
Inc.
Perpetua M. Phillips	NVIT Enhanced Income Fund	None
Paul Rocheleau	NVIT Enhanced Income Fund	None
Nationwide Asset Management,
LLC
Joel S. Buck[9]	NVIT Core Bond Fund	None
	NVIT Government Bond Fund	None
	NVIT Short Term Bond Fund	None
Gary S. Davis	NVIT Core Bond Fund	None
	NVIT Short Term Bond Fund	None

C-4

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in
Each Fund[1]
Gary R. Hunt	NVIT Government Bond Fund	None
Neuberger Berman
Management LLC
Robert D’Alelio	NVIT Multi-Manager Small Company	None
Fund
John Barker	NVIT Multi-Manager Large Cap Growth	None
Fund
Ingrid Dyott	Neuberger Berman NVIT Socially	None
Responsible Fund
Lawrence Fisher	NVIT Multi-Manager Large Cap Growth	None
Fund
Daniel Fletcher	NVIT Multi-Manager Large Cap Growth	None
Fund

Arthur Moretti	Neuberger Berman NVIT Socially	None
Responsible Fund
S. Basu Mullick	Neuberger Berman NVIT Multi Cap	None
Opportunities Fund
Daniel H. Rosenblatt	NVIT Multi-Manager Large Cap Growth	None
Fund
Kenneth J. Turek	NVIT Multi-Manager Mid Cap Growth	None
Fund
Judith Vale	NVIT Multi-Manager Small Company	None
Fund
OppenheimerFunds, Inc.
Marc L. Baylin[2]	Oppenheimer NVIT Large Cap Growth	None
Fund
Ronald J. Zibelli, Jr.	NVIT Multi-Manager Small Cap Growth	None
Fund
Putnam Investment
Management, LLC
Eric N. Harthun	NVIT Multi-Manager Small Company	None
Fund
Edward T. Shadek, Jr.	NVIT Multi-Manager Small Company	None
Fund
RiverSource Investments LLC
Steve Schroll	NVIT Multi-Manager Mid Cap Value	None
Fund
Laton Spahr	NVIT Multi-Manager Mid Cap Value	None
Fund
Warren Spitz	NVIT Multi-Manager Mid Cap Value	None
Fund
Paul Stocking	NVIT Multi-Manager Mid Cap Value	None
Fund
Templeton Investment Counsel,
LLC
Antonio Docal[2]	Templeton NVIT International Value Fund	None
Gary P. Motyl[2]	Templeton NVIT International Value Fund	None
Peter Nori[2]	Templeton NVIT International Value Fund	None
Thompson, Siegel & Walmsley
LLC
Brett P. Hawkins	NVIT Multi-Manager Mid Cap Value	None
Fund

C-5

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in
Each Fund[1]
John S. Pickler	NVIT Multi-Manager Mid Cap Value	None
Fund
Van Kampen Asset Management
Devin Armstrong	Van Kampen NVIT Comstock Value Fund	None
B. Robert Baker, Jr.	Van Kampen NVIT Comstock Value Fund	None
Theodore R. Bigman	Van Kampen NVIT Real Estate Fund	None
Kevin Holt	Van Kampen NVIT Comstock Value Fund	None
Jason Leder	Van Kampen NVIT Comstock Value Fund	None
James Warwick	Van Kampen NVIT Comstock Value Fund	None
Waddell & Reed
Kenneth McQuade	NVIT Multi-Manager Small Cap Growth	None
Fund
	NVIT Multi-Manager Small Company	None
Fund
Mark Seferovich	NVIT Multi-Manager Small Cap Growth	None
Fund
	NVIT Multi-Manager Small Company	None
Fund
Wellington Management
Company, LLP
David R. Fassnacht	NVIT Multi-Manager Large Cap Value	None
Fund
James N. Mordy	NVIT Multi-Manager Large Cap Value	None
Fund
David W. Palmer	NVIT Multi-Manager Large Cap Value	None
Fund
Wells Capital Management, Inc.
Michael Harris	NVIT Multi-Manager Large Cap Growth	None
Fund
Thomas J. Pence	NVIT Multi-Manager Large Cap Growth	None
Fund

1	This column reflects investments in a variable insurance contract, owned directly by a portfolio manager or beneficially owned by a portfolio manager (as determined pursuant to Rule 16a- 1(a)(2) under the Securities Exchange Act of 1934), that has been allocated to subaccounts that have purchased shares of the Funds. A portfolio manager is presumed to be the beneficial owner of subaccount securities that are held by his or her immediate family members that share the same household as the portfolio manager.
2	The Fund did not commence operations until March 25, 2009.
3	Became portfolio manager of the Fund effective February, 2009.
4	Became portfolio manager of the Fund effective as of the date of this SAI.
5	GSAM portfolio managers are prohibited from investing in the funds for which GSAM serves as sub-adviser.
6	Became portfolio manager of the Fund effective March 31, 2009.
7	Became portfolio manager of the Fund effective as of the date of this SAI.
8	Became portfolio manager of the Fund effective February 2, 2009.
9	Became portfolio manager of the Fund effective April 1, 2009.

C-6

DESCRIPTION OF COMPENSATION STRUCTURE

Aberdeen Asset Management Inc.

Aberdeen compensates the Fund’s portfolio managers for their management of the Fund. The Fund’s portfolio managers’ compensation consists of an industry competitive salary and a year-end discretionary cash bonus based on client service, asset growth and the performance of the Fund.

AllianceBernstein L.P.

AllianceBernstein's compensation program for investment professionals is designed to be competitive and effective in order to attract and retain the highest caliber employees. The compensation program for investment professionals is designed to reflect their ability to generate long-term investment success for our clients, including shareholders of the AllianceBernstein Mutual Funds. Investment professionals do not receive any direct compensation based upon the investment returns of any individual client account, nor is compensation tied directly to the level or change in level of assets under management. Investment professionals' annual compensation is comprised of the following:

     (i) Fixed base salary: This is generally the smallest portion of compensation. The base salary is a relatively low, fixed salary within a similar range for all investment professionals. The base salary is determined at the outset of employment based on level of experience, does not change significantly from year-to-year and hence, is not particularly sensitive to performance.

     (ii) Discretionary incentive compensation in the form of an annual cash bonus: AllianceBernstein's overall profitability determines the total amount of incentive compensation available to investment professionals. This portion of compensation is determined subjectively based on qualitative and quantitative factors. In evaluating this component of an investment professional's compensation, AllianceBernstein considers the contribution to his/her team or discipline as it relates to that team's overall contribution to the long-term investment success, business results and strategy of AllianceBernstein. Quantitative factors considered include, among other things, relative investment performance (e.g., by comparison to competitor or peer group funds or similar styles of investments, and appropriate, broad-based or specific market indices), and consistency of performance. There are no specific formulas used to determine this part of an investment professional's compensation and the compensation is not tied to any pre-determined or specified level of performance. AllianceBernstein also considers qualitative factors such as the complexity and risk of investment strategies involved in the style or type of assets managed by the investment professional; success of marketing/business development efforts and client servicing; seniority/length of service with the firm; management and supervisory responsibilities; and fulfillment of AllianceBernstein's leadership criteria.

     (iii) Discretionary incentive compensation in the form of awards under AllianceBernstein's Partners Compensation Plan ("deferred awards"): AllianceBernstein’s overall profitability determines the total amount of deferred awards available to investment professionals. The deferred awards are allocated among investment professionals based on criteria similar to those used to determine the annual cash bonus. There is no fixed formula for determining these amounts. Deferred awards, for which there are various investment options, vest over a four-year period and are generally forfeited if the employee resigns or AllianceBernstein terminates his/her employment. Investment options under the deferred awards plan include many of the same AllianceBernstein Mutual Funds offered to mutual fund investors, thereby creating a close alignment between the financial interests of the investment professionals and those of AllianceBernstein's clients and mutual fund shareholders with respect to the performance of those mutual funds. AllianceBernstein also permits deferred award recipients to allocate up to 50% of their award to investments in AllianceBernstein's publicly traded equity securities. (1)

C-7

     (iv) Contributions under AllianceBernstein's Profit Sharing/401(k) Plan: The contributions are based on AllianceBernstein's overall profitability. The amount and allocation of the contributions are determined at the sole discretion of AllianceBernstein.

___________________________

(1) Prior to 2002, investment professional compensation also included discretionary long-term incentive in the form of restricted grants of AllianceBernstein's Master Limited Partnership Units.

American Century Investment Management, Inc./American Century Global Investment Management, Inc. (“American Century”)

Compensation

American Century portfolio manager compensation is structured to align the interests of portfolio managers with those of the shareholders whose assets they manage. As of December 31, 2008, it included the components described below, each of which is determined with reference to a number of factors such as overall performance, market competition, and internal equity. Compensation is not directly tied to the value of assets held in client portfolios.

Base Salary

Portfolio managers receive base pay in the form of a fixed annual salary.

Bonus

A significant portion of portfolio manager compensation takes the form of an annual incentive bonus tied to performance. Bonus payments are determined by a combination of factors. One factor is fund investment performance. For most American Century mutual funds, investment performance is measured by a combination of one- and three-year pre-tax performance relative to various benchmarks and/or internally-customized peer groups. The performance comparison periods may be adjusted based on a fund’s inception date or a portfolio manager’s tenure on the fund. Custom peer groups are constructed using all the funds in the indicated categories as a starting point. Funds are then eliminated from the peer group based on a standardized methodology designed to result in a final peer group that is both more stable over the long term (i.e., has less peer turnover) and that more closely represents the fund’s true peers based on internal investment mandates. Beginning in 2008, American Century Investments is placing increased emphasis on long-term performance and is phasing in five year performance periods.

Portfolio managers may have responsibility for multiple American Century mutual funds. In such cases, the performance of each is assigned a percentage weight appropriate for the portfolio manager’s relative levels of responsibility.

Portfolio managers also may have responsibility for portfolios that are managed in a fashion similar to that of other American Century mutual funds. This is the case for the American Century-advised portion of the NVIT Small Company fund. If the performance of a similarly managed account is considered for purposes of compensation, it is either measured in the same way as a comparable American Century mutual fund (i.e., relative to the performance of a benchmark and/or peer group) or relative to the performance of such mutual fund. Performance of the American Century-advised portion of the NVIT Multi-Manager Small Company Fund is measured relative to the performance of a comparable American Century mutual fund. Performance of the American Century NVIT Multi Cap Value Fund and the American Century-advised portions of the NVIT Multi-Manager Mid Cap Value Fund, NVIT Multi-Manager Mid Cap Growth Fund and NVIT Multi-Manager International Growth Fund are not separately considered in determining portfolio manager compensation.

A second factor in the bonus calculation relates to the performance of a number of American Century funds managed according to one of the following investment styles: U.S. growth, U.S. value, international and

C-8

fixed-income. Performance is measured for each product individually as described above and then combined to create an overall composite for the product group. These composites may measure one-year performance (equal weighted) or a combination of one- and three year performance (equal or asset weighted) depending on the portfolio manager’s responsibilities and products managed. This feature is designed to encourage effective teamwork among portfolio management teams in achieving long-term investment success for similarly styled portfolios.

A portion of portfolio managers’ bonuses may be tied to individual performance goals, such as research projects and the development of new products.

Restricted Stock Plans

Portfolio managers are eligible for grants of restricted stock of ACC. These grants are discretionary, and eligibility and availability can vary from year to year. The size of an individual’s grant is determined by individual and product performance as well as other product-specific considerations. Grants can appreciate/depreciate in value based on the performance of the ACC stock during the restriction period (generally three years).

Deferred Compensation Plans

Portfolio managers are eligible for grants of deferred compensation. These grants are used in very limited situations, primarily for retention purposes. Grants are fixed and can appreciate/depreciate in value based on the performance of the American Century mutual funds in which the portfolio manager chooses to invest them.

BlackRock Investment Management, LLC

BlackRock’s financial arrangements with its portfolio managers, its competitive compensation and its career path emphasis at all levels reflect the value senior management places on key resources. Compensation may include a variety of components and may vary from year to year based on a number of factors. The principal components of compensation include a base salary, a performance-based discretionary bonus, participation in various benefits programs and one or more of the incentive compensation programs established by BlackRock such as its Long-Term Retention and Incentive Plan and Restricted Stock Program.

Base compensation. Generally, portfolio managers receive base compensation based on their seniority and/or their position with the firm. Senior portfolio managers who perform additional management functions within the portfolio management group or within BlackRock may receive additional compensation for serving in these other capacities.

Discretionary Incentive Compensation

Discretionary incentive compensation is a function of several components: the performance of BlackRock, Inc., the performance of the portfolio manager’s group within BlackRock, the investment performance, including risk-adjusted returns, of the firm’s assets under management or supervision by that portfolio manager relative to predetermined benchmarks, and the individual’s seniority, role within the portfolio management team, teamwork and contribution to the overall performance of these portfolios and BlackRock. In most cases, including for the portfolio managers of the Fund, these benchmarks are the same as the benchmark or benchmarks against which the performance of the Fund or other accounts managed by the portfolio managers are measured. BlackRock’s Chief Investment Officers determine the benchmarks against which the performance of funds and other accounts managed by each portfolio manager is compared and the period of time over which performance is evaluated. With respect to the portfolio managers, such benchmarks for the Funds include the following:

Portfolio	Fund(s) Managed	Benchmarks Applicable to Each
Manager		Manager

C-9

Scott Amero	NVIT Bond Index Fund	A combination of market-based indices
(e.g., Citigroup 1-Year Treasury Index,
Merrill Lynch 1-3 Year Treasury Index,
Barclays Capital Intermediate
Government Index, Barclays Capital
Intermediate Gov/Credit Index, Barclays
Capital Aggregate Index, Barclays
Capital Intermediate Aggregate Index,
Barclays Capital U.S. Corporate High
Yield 2% Issuer Cap Index and others),
certain customized indices and certain
fund industry peer groups.
Curtis Arledge	NVIT Bond Index Fund	A combination of market-based indices
(e.g., Citigroup 1-Year Treasury Index,
Merrill Lynch 1-3 Year Treasury Index,
Merrill Lynch Government Corporate 1-
3 Year Index), certain customized
indices and certain fund industry peer
groups.
Debra Jelilian	NVIT International Index Fund	A combination of market-based indices
	NVIT Mid Cap Index Fund	(e.g., The S&P 500 Index), certain
	NVIT S&P 500 Index Fund	customized indices and certain fund
	NVIT Small Cap Index Fund	industry peer groups.
Matthew Marra	NVIT Bond Index Fund	A combination of market-based indices
(e.g., Barclays Capital Intermediate
Government Index, Barclays Capital
Intermediate Government/Credit Index,
Barclays Capital U.S. Aggregate Index),
certain customized indices and certain
fund industry peer groups.
Andrew J. Phillips	NVIT Bond Index Fund	A combination of market-based indices
(e.g., custom 50% Barclays Capital
Mortgage /50% Merrill Lynch 10-Year
Treasury Index, Barclays Capital GNMA
MBS Index, Barclays Capital
Intermediate Government Index,
Barclays Capital Intermediate
Government/Credit Index, Barclays
Capital U.S. Aggregate Index), certain
customized indices and certain fund
industry peer groups.

BlackRock’s Chief Investment Officers make a subjective determination with respect to the portfolio managers’ compensation based on the performance of the funds and other accounts managed by each portfolio manager relative to the various benchmarks noted above. Performance of equity funds is measured on a pre-tax basis over various time periods including 1, 3 and 5-year periods. Performance of fixed income funds is measured on both a pre-tax and after-tax basis over various time periods including 1, 3, 5 and 10-year periods, as applicable.

Distribution of Discretionary Incentive Compensation

Discretionary incentive compensation is distributed to portfolio managers in a combination of cash and BlackRock, Inc. restricted stock units which vest ratably over a number of years. The BlackRock, Inc. restricted stock units, if properly vested, will be settled in BlackRock, Inc. common stock. Typically, the cash bonus, when combined with base salary, represents more than 60% of total compensation for the portfolio managers. Paying a portion of annual bonuses in stock puts compensation earned by a portfolio

C-10

manager for a given year “at risk” based on BlackRock’s ability to sustain and improve its performance over future periods.

     Long-Term Retention and Incentive Plan (“LTIP”) — The LTIP is a long-term incentive plan that seeks to reward certain key employees. Prior to 2006, the plan provided for the grant of awards that were expressed as an amount of cash that, if properly vested and subject to the attainment of certain performance goals, will be settled in cash and/or in BlackRock, Inc. common stock. Beginning in 2006, awards are granted under the LTIP in the form of BlackRock, Inc. restricted stock units that, if properly vested and subject to the attainment of certain performance goals, will be settled in BlackRock, Inc. common stock. Messrs. Amero, Marra, Phillips and Ms. Jelilian each received awards under the LTIP.

     Deferred Compensation Program — A portion of the compensation paid to eligible BlackRock employees may be voluntarily deferred into an account that tracks the performance of certain of the firm’s investment products. Each participant in the deferred compensation program is permitted to allocate his deferred amounts among the various investment options. Messrs. Amero, Marra, Phillips and Ms. Jelilian each has participated in the deferred compensation program.

     Options and Restricted Stock Awards — A portion of the annual compensation of certain employees is mandatorily deferred into BlackRock restricted stock units. Prior to the mandatory deferral into restricted stock units, BlackRock granted stock options to key employees, including certain portfolio managers who may still hold unexercised or unvested options. BlackRock, Inc. also granted restricted stock awards designed to reward certain key employees as an incentive to contribute to the long-term success of BlackRock. These awards vest over a period of years. Messrs. Amero, Marra and Phillips have each been granted stock options and/or restricted stock in prior years.

Other compensation benefits. In addition to base compensation and discretionary incentive compensation, portfolio managers may be eligible to receive or participate in one or more of the following:

     Incentive Savings Plans — BlackRock, Inc. has created a variety of incentive savings plans in which BlackRock employees are eligible to participate, including a 401(k) plan, the BlackRock Retirement Savings Plan (RSP), and the BlackRock Employee Stock Purchase Plan (ESPP). The employer contribution components of the RSP include a company match equal to 50% of the first 6% of eligible pay contributed to the plan capped at $4,000 per year, and a company retirement contribution equal to 3% of eligible compensation, plus an additional contribution of 2% for any year in which BlackRock has positive net operating income. The RSP offers a range of investment options, including registered investment companies managed by the firm. BlackRock contributions follow the investment direction set by participants for their own contributions or, absent employee investment direction, are invested into a balanced portfolio. The ESPP allows for investment in BlackRock common stock at a 5% discount on the fair market value of the stock on the purchase date. Annual participation in the ESPP is limited to the purchase of 1,000 shares or a dollar value of $25,000. Each portfolio manager is eligible to participate in these plans.

Deutsche Asset Management

Portfolio managers are eligible for total compensation comprised of base salary and discretionary incentive compensation.

Base Salary – Base salary generally represents a smaller percentage of portfolio managers’ total compensation than discretionary incentive compensation. Base salary is linked to job function, responsibilities and financial services industry peer comparison through the use of extensive market data surveys.

Discretionary Incentive Compensation – Generally, discretionary incentive compensation comprises a greater proportion of total compensation as a portfolio manager’s seniority and compensation levels increase. Discretionary incentive compensation is determined based on an analysis of a number of factors, including among other things, the performance of Deutsche Bank, the performance of the Asset

C-11

Management division, and the employee’s individual contribution. In evaluating individual contribution, management will consider a combination of quantitative and qualitative factors. A portion of the portfolio manager’s discretionary incentive compensation may be delivered in long-term equity programs (usually in the form or Deutsche Bank equity) (the “Equity Plan”). Top performing portfolio managers may earn discretionary incentive compensation that is a multiple of their base salary.

  The quantitative analysis of a portfolio manager’s individual performance is based on, among other factors, performance of all of the accounts managed by the portfolio manager (which includes the fund and any other accounts managed by the portfolio manager) over a one-, three-, and five-year period relative to the appropriate Morningstar and Lipper peer group universes and/or benchmark index(es) with respect to each account. Additionally, the portfolio manager’s retail/institutional asset mix is weighted, as appropriate for evaluation purposes. Generally the benchmark index used is a benchmark index set forth in the fund's prospectus to which the fund's performance is compared. Additional or different appropriate peer group or benchmark indices may also be used. Primary weight is given to pre-tax portfolio performance over three-year and five-year time periods (adjusted as appropriate if the portfolio manager has served for less than five years) with lesser consideration given to portfolio performance over a one-year period. The increase or decrease in a fund’s assets due to the purchase or sale of fund shares is not considered a material factor.
  The qualitative analysis of a portfolio manager’s individual performance is based on, among other things, the results of an annual management and internal peer review process, and management's assessment of overall portfolio manager contributions to investor relations, the investment process and overall performance (distinct from fund and other account performance). Other factors, including contributions made to the investment team, as well as adherence to Compliance Policies and Procedures, Risk Management procedures, the firm’s Code of Ethics and “living the values” of the Advisor are also factors.

The quantitative analysis of a portfolio manager’s performance is given more weight in determining discretionary incentive compensation than the qualitative portion.

Certain portfolio managers may also participate in the Equity Plan. The amount of equity awarded under the long-term equity programs is generally based on the individual’s total compensation package and may comprise from 0% to 30% of the total compensation award. As discretionary incentive compensation increases, the percentage of compensation awarded in Deutsche Bank equity also increases. Portfolio managers may receive a portion of their equity compensation in the form of shares in the proprietary mutual funds that they manage or support.

Epoch Investment Partners, Inc. (“Epoch”)

Mr. Priest, Mr. Pearl and Mr. Welhoelter are shareholders of Epoch Holding Company, the parent company of Epoch. For their services, Mr. Priest, Mr. Pearl and Mr. Welhoelter receive a fixed annual salary plus a discretionary bonus determined by Epoch’s management committee. Mr. Priest, Mr. Pearl and Mr. Welhoelter do not receive pre- or after-tax performance compensation that is based upon the NVIT Multi-Manager Small Cap Value Fund, any other commingled account, or any private account or the value of assets held by such entities. Mr. Priest, Mr. Pearl and Mr. Welhoelter do not receive any special or additional compensation from Epoch for their services as Portfolio Managers to the NVIT Multi-Manager Small Cap Value Fund.

Federated Investment Management Company

Mark Durbiano is paid a fixed base salary and a variable annual incentive. Base salary is determined within a market competitive position-specific salary range, based on the portfolio manager’s experience and performance. The annual incentive amount is determined based primarily on Investment Product Performance (IPP) and, to a lesser extent, Financial Success, and may be paid entirely in cash, or in a

C-12

combination of cash and restricted stock of Federated Investors, Inc. (Federated). The total combined annual incentive opportunity is intended to be competitive in the market for this portfolio manager role.

Mr. Durbiano’s IPP is measured on a rolling 1, 3, and 5 calendar year pre-tax gross total return basis vs. the high yield portion of the Portfolio’s benchmark (i.e. Barclays Capital U.S. Corporate High Yield 2% Issuer Constrained Index), and vs. the high yield portion of the Portfolio’s designated peer group of comparable accounts. Performance periods are adjusted if a portfolio manager has been managing an account for less than five years; accounts with less than one-year of performance history under a portfolio manager may be excluded. As noted above, Mr. Durbiano is also the portfolio manager for other accounts in addition to the Portfolio. Such other accounts may have different benchmarks. The performance of certain of these accounts is excluded when calculating IPP. Within each performance measurement period, IPP is calculated with an equal weighting of each included account managed by the portfolio manager. In addition, Mr. Durbiano serves on one or more Investment Teams that establish guidelines on various performance drivers (e.g., currency, duration, sector, volatility, and/or yield curve) for taxable fixed income funds. A portion of the IPP score is based on Federated's senior management's assessment of team contributions. A portion of the bonus tied to the IPP score maybe adjusted based on management's assessment of overall contributions to fund performance and any other factors as deemed relevant.

The Financial Success category is designed to tie the portfolio manager’s bonus, in part, to Federated’s overall financial results. Funding for the Financial Success category may be determined on a product or asset class basis, as well as on corporate financial results. Senior Management determines individual Financial Success bonuses on a discretionary basis, considering overall contributions and any other factors deemed relevant.

Gartmore Global Partners

1) Base salary.

This is fixed compensation based on the skills and experience of the individual subject to a firmwide salary ceiling. This is paid monthly.

2) Discretionary Bonus.

The calculation of this bonus is entirely discretionary based on the overall performance of the individual for the preceding calendar year. Amongst other factors, this is assessed on investment performance over a variety of timeframes (i.e. 1, 3 and 5 years) and contribution to the business (i.e. assets under management, fund sales etc). Investment performance is measured against the relevant peer group or benchmark index. Bonus payments are paid annually, by March of the following year.

3) Equity ownership

For key individuals, equity ownership is available. This is entirely discretionary.

Goldman Sachs Asset Management, L.P.

GSAM’s Value Team Base Salary and Performance Bonus. GSAM’s Value Team (“Value Team”) compensation package for its portfolio managers is comprised of a base salary and a performance bonus. The performance bonus is a function of each portfolio manager’s individual performance and his or her contribution to overall team performance. Portfolio managers are rewarded for their ability to outperform a benchmark while managing risk appropriately. Compensation is also influenced by the Value Team’s total revenues for the past year which in part is derived from advisory fees, and for certain accounts performance based fees. Anticipated compensation levels among competitor firms may also be considered, but are not a principal factor.

The performance bonus is significantly influenced by 3 year period of investment performance. The following criteria are considered:

  Individual performance (relative, absolute)
  Team performance (relative, absolute)

C-13

  Consistent performance that aligns with clients’ objectives
  Achievement of top rankings (relative and competitive)

In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401(k) program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm’s Partner Compensation Plan, which covers many of the firm’s senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman Sachs’ overall financial performance.

Quantitative Domestic and Quantitative International Equity Portfolio Management Teams Base Salary and Performance Bonus. GSAM provides compensation packages for its investment professionals, which are comprised of a base salary and a performance bonus. The year-end performance bonus is a function of each professional’s individual performance; his or her contribution to the overall performance of the group; the performance of GSAM; the profitability of Goldman, Sachs & Co.; and anticipated compensation levels among competitor firms.

Portfolio management teams are rewarded for their ability to outperform a benchmark while managing risk exposure. An individual’s compensation depends on his/her contribution to the team as well as his/her ability to work as a member of the team.

The portfolio management team’s performance measures are aligned with GSAM’s goals to: (1) exceed benchmark over one-year and three-year periods; (2) manage portfolios within a defined range around a targeted tracking error; (3) perform consistently with objectives and client commitments; (4) achieve top tier rankings and ratings; and (5) manage all similarly mandated accounts in a consistent manner.

Performance-related remuneration for portfolio managers is significantly influenced by the following criteria: (1) overall portfolio performance and consistency of performance over time; (2) consistency of performance across accounts with similar profiles; (3) compliance with risk budgets; and (4) communication with other portfolio managers within the research process.

Other Compensation. In addition to base salary and performance bonus, GSAM has a number of additional benefits/deferred compensation programs for all portfolio managers in place including (i) a 401(k) program that enables employees to direct a percentage of their pretax salary and bonus income into a tax-qualified retirement plan; (ii) a profit sharing program to which Goldman, Sachs & Co. makes a pretax contribution; and (iii) investment opportunity programs in which certain professionals are eligible to participate subject to certain net worth requirements. Portfolio managers may also receive grants of restricted stock units and/or stock options as part of their compensation.

Certain GSAM portfolio managers may also participate in the firm’s Partner Compensation Plan, which covers many of the firm’s senior executives. In general, under the Partner Compensation Plan, participants receive a base salary and a bonus (which may be paid in cash or in the form of an equity-based award) that is linked to Goldman, Sachs & Co.’s overall financial performance.

Invesco Aim Capital Management, Inc.

     Invesco Aim seeks to maintain a compensation program that is competitively positioned to attract and retain high-caliber investment professionals. Portfolio managers receive a base salary, an incentive bonus opportunity and an equity compensation opportunity. Portfolio manager compensation is reviewed and may be modified each year as appropriate to reflect changes in the market, as well as to adjust the factors

C-14

used to determine bonuses to promote good sustained fund performance. Invesco Aim evaluates competitive market compensation by reviewing compensation survey results conducted by an independent third party of investment industry compensation. Each portfolio manager’s compensation consists of the following three elements:

  Base salary. Each portfolio manager is paid a base salary. In setting the base salary, Invesco Aim’s intention is to be competitive in light of the particular portfolio manager’s experience and responsibilities.
  Annual bonus. The portfolio managers are eligible, along with other employees of Invesco Aim to participate in a discretionary year-end bonus pool. The Compensation Committee of Invesco reviews and approves the amount of the bonus pool available for investment centers. The Compensation Committee considers investment performance and financial results in its review. In addition, while having no direct impact on individual bonuses, assets under management are considered when determining the starting bonus funding levels. Each portfolio manager is eligible to receive an annual cash bonus which is based on quantitative (i.e. investment performance) and non- quantitative factors (which may include, but are not limited to, individual performance, risk management and teamwork).

Each portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager as described in Table 1 below.

Table 1

Sub-Advisor	Performance time period[2]
Invesco Aim[3]	One-, Three- and Five-year performance against
Fund peer group.

     High investment performance (against applicable peer group) would deliver compensation generally associated with top pay in the industry (determined by reference to the third-party provided compensation survey information) and poor investment performance (versus applicable peer group) would result in low bonus compared to the applicable peer group or no bonus at all. These decisions are reviewed and approved collectively by senior leadership which has responsibility for executing the compensation approach across the organization.

  Equity-based compensation. Portfolio managers may be awarded options to purchase common shares and/or granted restricted shares of Invesco stock from pools determined from time to time by the Remuneration Committee of the Invesco Board of Directors. Awards of equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees.

J.P. Morgan Investment Management Inc.

J.P. Morgan Investment Management Inc. ("JP Morgan'')'s Portfolio managers participate in a competitive compensation program that is designed to attract and retain outstanding people and closely link the performance of investment professionals to client investment objectives. The total compensation program includes a base salary fixed from year to year and a variable performance bonus consisting of cash incentives and restricted stock and may include mandatory notional investments (as described below) in selected mutual funds advised by JP Morgan or its affiliates. These elements reflect individual performance and the performance of JP Morgan's business as a whole.

Each portfolio manager's performance is formally evaluated annually based on a variety of factors including the aggregate size and blended performance of the portfolios such portfolio manager manages.

2 Rolling time periods based on calendar year end.

3 Portfolio Managers may be granted a short-term award that vests on a pro-rata basis over a three year period and final payments are based on the performance of eligible funds selected by the manager at the time the award is granted.

C-15

Individual contribution relative to client goals carries the highest impact. Portfolio manager compensation is primarily driven by meeting or exceeding clients' risk and return objectives, relative performance to competitors or competitive indices and compliance with firm policies and regulatory requirements. In evaluating each portfolio manager's performance with respect to the mutual funds he or she manages, the funds' pre-tax performance is compared to the appropriate market peer group and to each fund's benchmark index listed in the fund's prospectus over one, three and five year periods (or such shorter time as the portfolio manager has managed the fund). Investment performance is generally more heavily weighted to the long term.

Awards of restricted stock are granted as part of an employee's annual performance bonus and comprise from 0% to 35% of a portfolio manager's total bonus. As the level of incentive compensation increases, the percentage of compensation awarded in restricted stock also increases. Up to 50% of the restricted stock portion of a portfolio manager's bonus may instead be subject to a mandatory notional investment in selected mutual funds advised by the Adviser or its affiliates. When these awards vest over time, the portfolio manager receives cash equal to the market value of the notional investment in the selected mutual funds.

Neuberger Berman Fixed Income LLC

Portfolio Managers are typically compensated through salary and an annual discretionary, performance-based bonus, with bonus being a variable but significant portion of total compensation. Bonus compensation is awarded from a bonus pool. The allocation of bonus compensation to each Portfolio Manager is based on investment performance metrics and an assessment of competitive industry compensation data and overall contributions to the entire investment management business, including Neuberger Berman Fixed Income LLC (“NBFI”). No substantial portion of a Portfolio Manager's compensation is dependent on the performance of any one account.

Until January 2009, certain Portfolio Managers had additional compensation consisting of payments based on the overall financial performance of NBFI if such Portfolio Manager was a principal of the predecessor firm to NBFI.

NBFI’s prior compensation arrangements included participation by employees, including Portfolio Managers, in the Lehman Brothers Equity Award Program. NBFI expects to establish a deferred/contingent compensation program pursuant to which Portfolio Managers will receive a portion of their total compensation in the form of a deferred payment, subject to vesting.

Logan Circle Partners, L.P.

Logan Circle Partners employees are paid a base salary and bonus (with various percentage ranges). All full-time, founding members are equity holders in the firm. Employees’ equity will vest at the end of a five-year period. Logan Circle Partners strongly believes that a partnership structure allows us to attract, retain and motivate employees.

Morgan Stanley Investment Management Inc./Van Kampen Asset Management

     Portfolio managers receive a combination of base compensation and discretionary compensation, comprising a cash bonus and several deferred compensation programs described below. The methodology used to determine portfolio manager compensation is applied across all funds/accounts managed by the portfolio managers.

     BASE SALARY COMPENSATION. Generally, portfolio managers receive base salary compensation based on the level of their position with the Investment Adviser.

     DISCRETIONARY COMPENSATION. In addition to base compensation, portfolio managers may receive discretionary compensation.

Discretionary compensation can include:

C-16

  Cash Bonus.
  Morgan Stanley's Long Term Incentive Compensation awards - a mandatory program that defers a portion of discretionary year-end compensation into restricted stock units or other awards based on Morgan Stanley common stock or other investments that are subject to vesting and other conditions.
  Investment Management Alignment Plan (IMAP) awards - a mandatory program that defers a portion of discretionary year-end compensation and notionally invests it in designated funds advised by the Investment Adviser or its affiliates. The award is subject to vesting and other conditions. Portfolio managers must notionally invest a minimum of 25% to a maximum of 100% of the IMAP deferral into a combination of the designated funds they manage that are included in the IMAP fund menu, which may or may not include the Fund.
  Voluntary Deferred Compensation Plans - voluntary programs that permit certain employees to elect to defer a portion of their discretionary year-end compensation and directly or notionally invest the deferred amount: (1) across a range of designated investment funds, including funds advised by the Investment Adviser or its affiliates; and/or (2) in Morgan Stanley stock units.

     Several factors determine discretionary compensation, which can vary by portfolio management team and circumstances. In order of relative importance, these factors include:

  Investment performance. A portfolio manager's compensation is linked to the pre-tax investment performance of the funds/accounts managed by the portfolio manager. Investment performance is calculated for one-, three- and five-year periods measured against a fund's/account's primary benchmark (as set forth in the fund's prospectus), indices and/or peer groups where applicable. Generally, the greatest weight is placed on the three- and five-year periods.
  Revenues generated by the investment companies, pooled investment vehicles and other accounts managed by the portfolio manager.
  Contribution to the business objectives of the Investment Adviser.
  The dollar amount of assets managed by the portfolio manager.
  Market compensation survey research by independent third parties.
  Other qualitative factors, such as contributions to client objectives.
  Performance of Morgan Stanley and Morgan Stanley Investment Management, and the overall performance of the investment team(s) of which the portfolio manager is a member.

Morley Capital Management, Inc.

Morley provides salaries that are in line with the market and a generous bonus program that links bonuses to individual, team and overall company performance. Morley employs an annual performance review system with quarterly progress updates. It is a scorecard approach that defines quantifiable goals and objectives, including both professional and personal developmental areas. For portfolio managers, scorecard items include investment performance.

A comprehensive benefits package is also offered, which includes a 401(k) Plan and group insurance coverage for employees and their families. When it is available, Morley’s key staff are eligible to participate in the LTIP (Long-Term Incentive Plan) from the Principal Financial Group.

Nationwide Asset Management, LLC

NWAM’s compensation program consists of base salary, annual incentives and long-term incentives; hereby known as “Compensation Structure.” Annually, the “Compensation Structure” is reviewed for competitiveness by using the McLagan Compensation surveys.

C-17

The “Compensation Structure” is designed to motivate and reward individual and team actions and behaviors that drive a high performance organization and deliver risk-adjusted investment returns that are aligned with the strategy of Nationwide and our business partners.

A.	Align interests of NWAM and business partners and foster collaboration
B.	Base a substantial portion of NWAM compensation directly on NWAM
C.	Recognize qualitative and well as quantitative performance
D.	Encourage a higher level of intelligent investment risk taking and entrepreneurial attitudes and behaviors
E.	Provide a high degree of “line of sight” for NWAM participants and other business partners
F.	Attract and retain individuals with skills critical to the NWAM strategy
G.	Target median total compensation for the industry
H.	Utilize variable compensation (annual and long term) to close compensation market gaps.

Neuberger Berman Management LLC

A portion of the compensation paid to each Portfolio Manager is determined by comparisons to predetermined peer groups and benchmarks, as opposed to a system dependent on a percent of management fees. The Portfolio Managers are paid a base salary that is not dependent on performance. Each Portfolio Manager also has a “target bonus,” which is set each year and can be increased or decreased prior to payment based in part on performance measured against the relevant peer group and benchmark. Performance is measured on a three-year rolling average in order to emphasize longer-term performance. There is also a subjective component to determining the bonus, which consists of the following factors: (i) the individual’s willingness to work with the marketing and sales groups; (ii) his or her effectiveness in building a franchise; and (iii) client servicing. Senior management determines this component in appropriate cases.

There are additional components that comprise the Portfolio Managers’ compensation packages, including: (i) whether the Portfolio Manager was a partner/principal of Neuberger Berman prior to Neuberger Berman Inc.’s initial public offering; (ii) for more recent hires, incentives that may have been negotiated at the time the Portfolio Manager joined the Neuberger Berman complex; and (iii) the total amount of assets for which the Portfolio Manager is responsible.

NB Management’s Portfolio Managers have always had a degree of independence that they would not get at other firms that have, for example, investment committees. NB Management believes that its Portfolio Managers are retained not only through compensation and opportunities for advancement, but also by a collegial and stable money management environment.

In addition, there are additional stock and option award programs available.

NB Management believes the measurement versus the peer groups on a three- year rolling average basis creates a meaningful disincentive to try and beat the peer group and benchmark in any given year by taking undue risks in portfolio management. The incentive is to be a solid performer over the longer-term, not necessarily to be a short-term winner in any given year.

OppenheimerFunds, Inc.

As of December 31, 2008, the portfolio managers are employed and compensated by the sub-adviser, not the fund. Under the sub-adviser’s compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds and accounts they manage, rather than on the financial success of the sub-adviser. This is intended to align the portfolio managers and analysts’ interests with the success of the funds and accounts and their shareholders. The portfolio manager’s compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common

C-18

stock of the sub-adviser’s holding company parent. Senior portfolio managers may also be eligible to participate in the sub-adviser’s deferred compensation plan. To help the sub-adviser attract and retain talent, the base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions. The annual discretionary bonus is determined by senior management of the sub-adviser and is based on a number of factors, including a fund’s pre-tax performance for periods of up to five years, measured against an appropriate Lipper benchmark selected by management. The Lipper benchmark with respect to the NVIT Multi-Manager Small Cap Growth Fund is Lipper – Small Cap Growth Funds and with respect to the Oppenheimer NVIT Large Cap Growth Fund is Lipper—Large Cap Growth Funds. Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The portfolio manager’s compensation is not based on the total value of the fund’s portfolio assets, although the fund’s investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the fund and other funds and accounts managed by the portfolio manager. The compensation structure of the other funds and accounts managed by the portfolio manager is the same as the compensation structure of the fund, described above.

Putnam Investment Management, LLC

In order to attract and retain top talent, Putnam offers competitive compensation packages. Our total compensation program, which includes base salary, incentive pay, and other retirement and benefit perquisites, compares favorably with other firms in the industry. Putnam’s Human Resources Department periodically conducts reviews to ensure that our compensation packages remain competitive.

While there is no guarantee that investment objectives will be met, our investment compensation program aligns manager goals with the firm’s chief objective — providing our clients with superior, repeatable investment results over the long term. It emphasizes long-term performance goals and does not offer any extra incentives for outperforming by a wide margin over short-term periods.

The portion of Putnam Investments’ total incentive compensation pool that is available to Putnam Management’s Investment Division is based primarily, across all of the portfolios it manages, on a research driven approach to seek superior investment results over time, though there is no assurance that any objective may be achieved. Within that pool, the portion of the incentive compensation available to each manager is determined on that same basis, where:

  Portfolio managers who achieve top-quartile returns, consistent with fund mandates and strong risk controls, are eligible for full bonuses
  Portfolio managers who deliver median performance will receive 50% of their target bonus
  Portfolio managers who deliver bottom-quartile performance will typically receive no bonus

Performance relative to benchmark is also considered. In addition to incentive compensation, investment team members receive annual salaries that are typically based on seniority and experience. Incentive compensation generally represents at least 70% of the total compensation paid to investment team members.

Additional Putnam compensation

Executives, portfolio managers, analysts, and traders also participate in the following aspects of the Putnam Investments investment compensation program, which is designed to foster Putnam’s long-term success by promoting staff retention:

  Putnam’s Equity Incentive Plan (EIP), furthers employee ownership in the firm. Under the terms of the EIP, up to 10% of the equity in Putnam may be issued in non-voting Putnam shares and distributed to Putnam professionals.
  Putnam Investments Profit Sharing Retirement Plan, to which the maximum allowable contributions (15% of base salary) have been made since the plan’s inception in 1961.

C-19

  Sponsorship of professional education and investment training programs. For example, we reimburse the tuition costs of employees pursuing Chartered Financial Analyst (CFA) designation and provide tuition assistance to those pursuing higher education in job-related fields.

In addition to direct compensation, Putnam also provides a carefully designed package of employee benefits, which includes comprehensive medical insurance, dental assistance programs, life insurance, and a variety of other benefits standard for our industry.

RiverSource Investments, LLC

Portfolio manager compensation is typically comprised of a base salary, an annual cash bonus, a portion of which may be subject to a mandatory deferral program, and in some cases an equity incentive award in the form of stock options and/or restricted stock. The annual cash bonus (and in certain cases the equity incentive award) is paid from a team bonus pool that is based on the performance of the accounts managed by the portfolio management team, which might include RiverSource Funds, third-party mutual funds, wrap accounts, institutional portfolios and private funds. Funding for the bonus pool varies by portfolio management team but in most cases is based on the level of assets under management and investment performance relative to a peer group or benchmark, which may be a different benchmark than the one used to measure performance. Exceptions to this general approach to bonus pool funding are the Contrarian Equity Team, where one member of the team does not participate in the pool but instead receives a bonus based on management fees on one product and asset retention efforts associated with other products managed by the team. In addition, where a team manages long/short portfolios (including private funds), the bonus pool is also funded by a percentage of any performance fees generated.

Senior management of RiverSource Investments has the discretion to increase or decrease the size of the bonus pool and to determine the exact amount of each portfolio manager’s bonus based on his/her performance as an employee. In addition, RiverSource Investments portfolio managers are provided with a benefits package, including life insurance, health insurance, and participation in a company 401(k) plan, comparable to that received by other RiverSource Investments employees. Certain investment personnel are also eligible to defer a portion of their compensation. An individual making this type of election can allocate the deferral to the returns associated with one or more products they manage or support or to certain other products managed by their investment team. Depending upon their job level, RiverSource Investments portfolio managers may also be eligible for other benefits or perquisites that are available to all RiverSource Investments employees at the same job level.

Templeton Investment Counsel, LLC

The manager seeks to maintain a compensation program that is competitively positioned to attract, retain and motivate top-quality investment professionals. Portfolio managers receive a base salary, a cash incentive bonus opportunity, an equity compensation opportunity, and a benefits package. Portfolio manager compensation is reviewed annually and the level of compensation is based on individual performance, the salary range for a portfolio manager’s level of responsibility and Franklin Templeton guidelines. Portfolio managers are provided no financial incentive to favor one fund or account over another. Each portfolio manager’s compensation consists of the following three elements:

Base salary. Each portfolio manager is paid a base salary.

Annual bonus. Annual bonuses are structured to align the interests of the portfolio manager with those of the Fund’s shareholders. Each portfolio manager is eligible to receive an annual bonus. Bonuses generally are split between cash (50% to 65%) and restricted shares of Resources stock (17.5% to 25%) and mutual fund shares (17.5% to 25%). The deferred equity-based compensation is intended to build a vested interest of the portfolio manager in the financial performance of both Resources and mutual funds advised by the manager. The bonus plan is intended to provide a competitive level of annual bonus compensation that is tied to the portfolio manager achieving consistently strong investment performance, which aligns the financial incentives of the portfolio manager and Fund shareholders. The Chief Investment Officer of the manager and/or other

C-20

officers of the manager, with responsibility for the Fund, have discretion in the granting of annual bonuses to portfolio managers in accordance with Franklin Templeton guidelines. The following factors are generally used in determining bonuses under the plan:

Investment performance. Primary consideration is given to the historic investment performance over the 1, 3 and 5 preceding years of all accounts managed by the portfolio manager. The pre-tax performance of each fund managed is measured relative to a relevant peer group and/or applicable benchmark as appropriate.

Research. Where the portfolio management team also has research responsibilities, each portfolio manager is evaluated on the number and performance of recommendations over time, productivity and quality of recommendations, and peer evaluation.

Non-investment performance. For senior portfolio managers, there is a qualitative evaluation based on leadership and the mentoring of staff.

Responsibilities. The characteristics and complexity of funds managed by the portfolio manager are factored in the manager’s appraisal.

Additional long-term equity-based compensation. Portfolio managers may also be awarded restricted shares or units of Resources stock or restricted shares or units of one or more mutual funds, and options to purchase common shares of Resources stock. Awards of such deferred equity-based compensation typically vest over time, so as to create incentives to retain key talent.

Portfolio managers also participate in benefit plans and programs available generally to all employees of the manager.

Thompson, Siegel & Walmsley LLC

TS&W believes the firm’s compensation structure is competitive within the industry, both nationally and regionally. Co-Portfolio Mangers for the TS&W Mid Cap Value strategy, Brett P. Hawkins, CFA, CPA and John (Jack) Pickler, CFA, are considered key employees and are subject to the following compensation description.

Compensation is comprised of a base salary and a discretionary performance bonus that is based on the overall success of the firm, an individual’s responsibility and his/her performance versus expectations, which are reviewed annually. In concurrence with Old Mutual (US) Holdings Inc., in May 2007, TS&W began to offer key employees the opportunity to purchase equity interest in TS&W and facilitate the awarding of equity interest to certain key employees as a component of long-term incentive compensation. Old Mutual (US) Holdings Inc. remains a majority owner. TS&W’s compensation strategy is to provide reasonable base salaries commensurate with an individual’s responsibility and provide performance bonus awards that can exceed base salary. Additionally, there is a qualified profit sharing plan and a long-term incentive plan.

TS&W’s key management and investment professionals have employment contracts that contain both non-compete and non-solicit provisions. Employment contracts were signed by 16 key employees effective January 1, 2007. Fifteen were for 3 years and one for 5 years.

Brett P. Hawkins, CFA, CPA also serves as a Co-Portfolio Manager on TS&W’s SMID strategy team and John (Jack) Pickler, CFA serves as a Co-Portfolio Manager to the Large Cap Value team. TS&W does not consider any material conflicts arising as a result of their additional portfolio manager responsibilities.

Waddell & Reed Investment Management Company (“WRIMCO”)

WRIMCO believes that, integral to the retention of investment professionals are: a) a competitive base salary that is commensurate with the individual's level of experience and responsibility; b) an attractive

C-21

bonus structure linked to investment performance, described below; and c) eligibility for a stock incentive plan in shares of WDR that rewards teamwork. Awards of equity-based compensation typically vest over time, so as to create an incentive to retain key talent; and d) to the extent a portfolio manager also manages institutional separate accounts, he or she will share in a percentage of the revenues earned, on behalf of such accounts, by WRIMCO.

Portfolio managers can receive significant annual performance-based bonuses. The better the pre-tax performance of the portfolio relative to an appropriate benchmark, the more bonus compensation the manager receives. The primary benchmark is the portfolio manager's percentile ranking against the performance of managers of the same investment style at other firms. Half of a portfolio manager's bonus is based upon a three-year period, and half is based upon a one-year period. For truly exceptional results, bonuses can be several multiples of base salary. In cases where portfolio managers have more than one portfolio to manage, all the portfolios are similar in investment style and all are taken into account in determining bonuses. Thirty percent of annual performance-based bonuses is deferred for a three-year period. During that time, the deferred portion of bonuses is deemed invested in one or more mutual funds managed by WRIMCO (or its affiliate), with a minimum of 50% of the deferred bonus required to be invested in a mutual fund managed by the portfolio manager. In addition to the deferred portion of bonuses being deemed invested in mutual funds managed by WRIMCO (or its affiliate), WDR's 401(k) plan offers mutual funds managed by WRIMCO (or its affiliate) as investment options. No compensation is based upon the amount of the mutual fund assets under management.

Wellington Management Company, LLP

Wellington Management receives a fee based on the assets under management of the NVIT Multi-Manager Large Cap Value Fund (the “Fund”) as set forth in the Subadvisory Agreement between Wellington Management and Nationwide Fund Advisors on behalf of the Fund. Wellington Management pays its investment professionals out of its total revenues and other resources, including the advisory fees earned with respect to the Fund. The following information is as of December 31, 2008.

Wellington Management’s compensation structure is designed to attract and retain high-caliber investment professionals necessary to deliver high quality investment management services to its clients. Wellington Management’s compensation of the Fund’s managers listed in the prospectus who are primarily responsible for the day-to-day management of the Fund (“Investment Professionals”) includes a base salary and incentive components. The base salary for each Investment Professional who is as a partner of Wellington Management, is determined by the Managing Partners of the firm. A partner’s base salary is generally a fixed amount that may change as a result of an annual review. The base salary for the other Investment Professionals is determined by the Investment Professional’s experience and performance in their roles as Investment Professionals. Base salaries for Wellington Management’s employees are reviewed annually and may be adjusted based on the recommendation of the Investment Professional’s manager, using guidelines established by Wellington Management’s Compensation Committee, which has final oversight responsibility for base salaries of employees of the firm. Each Investment Professional is eligible to receive an incentive payment based on the revenues earned by Wellington Management from the Fund managed by the Investment Professional and generally each other account managed by such Investment Professional. Each Investment Professional’s incentive payment relating to the Fund is linked to the gross pre-tax performance of the portion of the Fund managed by the Investment Professional compared to the benchmark index and/or peer group identified below over one and three year periods, with an emphasis on three year results. Wellington Management applies similar incentive compensation structures (although the benchmarks or peer groups, time periods and rates may differ) to other accounts managed by the Investment Professionals, including accounts with performance fees.

Portfolio-based incentives across all accounts managed by an investment professional can, and typically do, represent a significant portion of an investment professional’s overall compensation; incentive compensation varies significantly by individual and can vary significantly from year to year. The Investment Professionals may also be eligible for bonus payments based on their overall contribution to Wellington Management’s business operations. Senior management at Wellington Management may reward individuals as it deems appropriate based on factors other than account performance. Each partner

C-22

of Wellington Management is eligible to participate in a partner-funded tax qualified retirement plan, the contributions to which are made pursuant to an actuarial formula, as a partner of the firm. Messrs. Fassnacht and Mordy are partners of the firm.

Fund NVIT Multi-Manager Large Cap Value Fund Wells Capital Management, Inc.	Benchmark Index and/or Peer Group for Incentive Period Russell 1000 Value

The compensation structure for Wells Capital Management's portfolio managers includes a competitive fixed base salary plus variable incentives (Wells Capital Management utilizes investment management compensation surveys as confirmation). Incentive bonuses are typically tied to pre-tax relative investment performance of all accounts under his or her management within acceptable risk parameters. Relative investment performance is generally evaluated for 1- and 3-year performance results versus the relevant benchmarks and/or peer groups consistent with the investment style. This evaluation takes into account relative performance of the accounts to each account’s individual benchmark and/or the relative composite performance of all accounts to one or more relevant benchmarks consistent with the overall investment style. In the case of each Fund, the benchmark(s) against which the performance of the Fund’s portfolio may be compared for these purposes generally are indicated in the “Performance” sections of the Prospectuses.

C-23

OTHER MANAGED ACCOUNTS (As of December 31, 2008)

The following chart summarizes information regarding accounts for which each portfolio manager has day-to-day management responsibilities. Accounts are grouped into the following three categories: (1) mutual funds; (2) other pooled investment vehicles; and (3) other accounts. To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is provided separately.

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager
and Total Assets by Category
Aberdeen Asset Management Inc.
Paul Atkinson	Mutual Funds: 8 accounts, $1,276,546,200 total assets
Other Pooled Investment Vehicles: 5 accounts, $438,246,475 total assets
Other Accounts: 3 accounts, $482,505,185 total assets
Chris Baggini	Mutual Funds: 8 accounts, $745,177,947 total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 1 account, $9,732,549 total assets
Ralph Bassett	Mutual Funds: 7 accounts, $630,561,075 total assets
Other Pooled Investment Vehicles: 5 accounts, $438,246,475 total assets
Other Accounts: 1 account, $444,645,191 total assets
Douglas Burtnick	Mutual Funds: 8 accounts, $745,177,947 total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 1 account, $9,732,549 total assets
Joseph A. Cerniglia	Mutual Funds: 1 account, $645,985,125 total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 2 accounts, $37,859,994 total assets
Jarett Fisher	Mutual Funds: 1 account, $645,985,125 total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 2 accounts, $37,859,994 total assets
Jason Kotik	Mutual Funds: 7 accounts, $630,561,075 total assets
Other Pooled Investment Vehicles: 2 accounts, $68,584,572 total assets
Other Accounts: 0 accounts, $0 total assets
Robert Mattson	Mutual Funds: 7 accounts, $630,561,075 total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 0 accounts, $0 total assets
Michael Manzo	Mutual Funds: 7 accounts, $630,561,075 total assets
Other Pooled Investment Vehicles: 2 accounts, $68,584,572 total assets
Other Accounts: 0 accounts, $0 total assets
Stuart Quint	Mutual Funds: 7 accounts, $630,561,075 total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 0 accounts, $0 total assets
Francis Radano, III	Mutual Funds: 8 accounts, $1,276,546,200 total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 2 accounts, $37,859,994 total assets
Jean Rhee	Mutual Funds: 7 accounts, $630,561,075 total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 0 accounts, $0 total assets
Shahreza Yusof	Mutual Funds: 8 accounts, $1,276,546,200 total assets

C-24

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager
and Total Assets by Category
Other Pooled Investment Vehicles: 5 accounts, $438,246,475 total assets
Other Accounts: 1 account, $444,645,191 total assets
AllianceBernstein L.P.
Henry S. D’Auria	Mutual Funds: 85 accounts, $25.84 billion total assets (2
accounts, $2.63 billion total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 102 accounts, $17.59 billion total assets (7 accounts, $513 million total assets for which the advisory fee is based on performance)
Other Accounts: 921 accounts, $72.6 billion total assets (134 accounts, $10.63 billion total assets for which the advisory fee is based on performance)
Paul J. DeNoon	Mutual Funds: 18 accounts, $6.94 billion total assets (1 account,
$11 million total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 34 accounts, $9.59 billion total assets (1 account, $133 million total assets for which the advisory fee is based on performance)
Other Accounts: 102 accounts, $18.8 billion total assets (4
accounts, $2.47 billion total assets for which the advisory fee is based on performance)
Scott DiMaggio	Mutual Funds: 18 accounts, $8.18 billion total assets
Other Pooled Investment Vehicles: 24 accounts, $8.11 billion total assets
Other Accounts: 131 accounts, $20.54 billion total assets (4 accounts, $2.47 billion total assets for which the advisory fee is based on performance)
Sharon E. Fay	Mutual Funds: 126 accounts, $39.1 billion total assets (3
accounts, $6.35 billion total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 155 accounts, $19.89 billion total assets (8 accounts, $513 million total assets for which the advisory fee is based on performance)
Other Accounts: 37,544 accounts, $99.16 billion total assets (142 accounts, $11.25 billion total assets for which the advisory fee is based on performance)
Eric Franco	Mutual Funds: 1 account, $224 million total assets
Other Pooled Investment Vehicles: 1 account, $114 million total assets
Other Accounts: 16 accounts, $1.18 billion total assets (3
accounts, $200 million total assets for which the advisory fee is based on performance)
Arif Husain	Mutual Funds: 17 accounts, $6.84 billion total assets (1 account,
$11 million total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 32 accounts, $8.62 billion total assets (1 account, $133 million total assets for which the advisory fee is based on performance)
Other Accounts: 98 accounts, $17 billion total assets (4 accounts,
$2.47 billion total assets for which the advisory fee is based on performance)
Joseph G. Paul[1]	Mutual Funds: 106 accounts, $35.9 billion total assets (3

C-25

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager
and Total Assets by Category
accounts, $6.35 billion total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 132 accounts, $15.56 billion total assets (3 accounts, $202 million total assets for which the advisory fee is based on performance)
Other Accounts: 37,380 accounts, $81 billion total assets (110 accounts, $6.89 billion total assets for which the advisory fee is based on performance)
Michael Mon	Mutual Funds: 15 accounts, $6.83 billion total assets
Other Pooled Investment Vehicles: 25 accounts, $8.84 billion total assets
Other Accounts: 98 accounts, $18.67 billion total assets (4
accounts, $2.47 billion total assets for which the advisory fee is based on performance)
Douglas J. Peebles	Mutual Funds: 39 accounts, $17.55 billion total assets (1 account,
$11 million total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 72 accounts, $11.67 billion total assets (1 account, $133 million total assets for which the advisory fee is based on performance)
Other Accounts: 259 accounts, $31.3 billion total assets (8
accounts, $3.1 billion total assets for which the advisory fee is based on performance)
Matthew Sheridan	Mutual Funds: 15 accounts, $6.83 billion total assets
Other Pooled Investment Vehicles: 25 accounts, $8.84 billion total assets
Other Accounts: 98 accounts, $18.67 billion total assets (4
accounts, $2.47 billion total assets for which the advisory fee is based on performance)
Kevin F. Simms	Mutual Funds: 126 accounts, $39.1 billion total assets (3
accounts, $6.35 billion total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 165 accounts, $22.55 billion total assets (9 accounts, $1.03 billion total assets for which the advisory fee is based on performance)
Other Accounts: 37,544 accounts, $99.16 billion total assets (142 accounts, $11.25 billion total assets for which the advisory fee is based on performance)
American Century Investment Management,
Inc.
Phillip N. Davidson	Mutual Funds: 9 accounts, $8.2 billion total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 1 account, $85.1 million total assets
Brad Eixmann	Mutual Funds: 7 accounts, $2.5 billion total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 2 accounts, $77.6 million total assets
Brian Ertley	Mutual Funds: 6 accounts, $736.7 million total assets
Other Pooled Investment Vehicles: 1 account, $61.6 million total assets
Other Accounts: 3 accounts, $107.3 million total assets
Glenn Fogle	Mutual Funds: 7 accounts, $2.5 billion total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 2 accounts, $77.6 million total assets

C-26

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager
and Total Assets by Category
Melissa Fong	Mutual Funds: 4 accounts, $617.1 million total assets
Other Pooled Investment Vehicles: 1 account, $61.6 million total assets
Other Accounts: 1 account, $105.5 million total assets
Michael Liss	Mutual Funds: 9 accounts, $8.2 billion total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 1 account, $85.1 million total assets
Kevin Toney	Mutual Funds: 9 accounts, $8.2 billion total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 1 account, $85.1 million total assets
Thomas P. Vaiana	Mutual Funds: 8 accounts, $3.2 billion total assets
Other Pooled Investment Vehicles: 2 accounts, $94.1 million
total assets
Other Accounts: 3 accounts, $115.4 million total assets
Wilhelmine von Turk	Mutual Funds: 4 accounts, $617.1 million total assets
Other Pooled Investment Vehicles: 1 account, $61.6 million total assets
Other Accounts: 1 account, $105.5 million total assets
American Century Global Investment
Management, Inc.
Brian Brady	Mutual Funds: 5 accounts, $1.1 billion total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 3 accounts, $155.8 million total assets
Mark S. Kopinski	Mutual Funds: 7 accounts, $1.3 billion total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 5 accounts, $222.5 million total assets
BlackRock Investment Management, LLC
Scott Amero	Mutual Funds: 33 accounts, $23.59 billion total assets
Other Pooled Investment Vehicles: 39 accounts, $7.68 billion total assets (3 accounts, $1.62 billion total assets for which the advisory fee is based on performance)
Other Accounts: 241 accounts, $71.36 billion total assets (18 accounts, $5.81 billion total assets for which the advisory fee is based on performance)
Curtis Arledge[2]	Mutual Funds: 23 accounts, $19.72 billion total assets
Other Pooled Investment Vehicles: 4 accounts, $1.97 billion total assets (1 account, $1.18 billion total assets for which the advisory fee is based on performance)
Other Accounts: 1 account, $205.1 million total assets
Debra Jelilian[3]	Mutual Funds: 20 accounts, $9.94 billion total assets
Other Pooled Investment Vehicles: 28 accounts, $14 billion total assets
Other Accounts: 31 accounts, $29.22 billion total assets (1
account, $690.4 million total assets for which the advisory fee is based on performance)
Matthew Marra	Mutual Funds: 24 accounts, $19.06 billion total assets
Other Pooled Investment Vehicles: 18 accounts, $6.30 billion total assets (1 account, $768.2 million total assets for which the advisory fee is based on performance)
Other Accounts: 277 accounts, $92.44 billion total assets (14 accounts, $6.41 billion total assets for which the advisory fee is based on performance)

C-27

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager
and Total Assets by Category
Andrew Phillips	Mutual Funds: 32 accounts, $22.42 billion total assets
Other Pooled Investment Vehicles: 19 accounts, $6.49 billion total assets (1 account, $768.2 million total assets for which the advisory fee is based on performance)
Other Accounts: 274 accounts, $109.5 billion total assets (17 accounts, $6.84 billion total assets for which the advisory fee is based on performance)
Deutsche Asset Management
Julie Abbett	Mutual Funds: 22 accounts, $6,174,647,824 total assets
Other Pooled Investment Vehicles: 18 accounts, $211,430,184
total assets
Other Accounts: 4 accounts, $372,201,540 total assets
James Francis	Mutual Funds: 22 accounts, $6,174,647,824 total assets
Other Pooled Investment Vehicles: 18 accounts, $211,430,184
total assets
Other Accounts: 4 accounts, $372,201,540 total assets
Epoch Investment Partners, Inc.
David N. Pearl	Mutual Funds: 4 accounts, $620,477,152 total assets
Other Pooled Investment Vehicles: 39 accounts, $2,433,924,090 total assets (1 account, $71,780,261 total assets for which the advisory fee is based on performance)
Other Accounts: 135 accounts, $2,222,113,673 total assets (9 accounts, $366,539,363 total assets for which the advisory fee is based on performance)
William W. Priest	Mutual Funds: 4 accounts, $620,477,152 total assets
Other Pooled Investment Vehicles: 39 accounts, $2,433,924,090 total assets (1 account, $71,780,261 total assets for which the advisory fee is based on performance)
Other Accounts: 135 accounts, $2,222,113,673 total assets (9 accounts, $366,539,363 total assets for which the advisory fee is based on performance)
Michael A. Welhoelter	Mutual Funds: 4 accounts, $620,477,152 total assets
Other Pooled Investment Vehicles: 39 accounts, $2,433,924,090 total assets (1 account, $71,780,261 total assets for which the advisory fee is based on performance)
Other Accounts: 135 accounts, $2,222,113,673 total assets (9 accounts, $366,539,363 total assets for which the advisory fee is based on performance)
Federated Investment Management
Company
Mark Durbiano	Mutual Funds: 8 accounts, $2.26 billion total assets
Other Pooled Investment Vehicles: 3 accounts, $84.6 million total assets
Other Accounts: 1 account, $30.96 million total assets
Gartmore Global Partners
Gerald Campbell	Mutual Funds: 1 account, $71.49 million total assets
Other Pooled Investment Vehicles: 5 accounts, $212.8 million total assets
Other Accounts: 5 accounts, $713 million total assets
Michael J. Gleason	Mutual Funds: 1 account, $71.49 million total assets
Other Pooled Investment Vehicles: 5 accounts, $212.8 million total assets

C-28

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager
and Total Assets by Category
Other Accounts: 5 accounts, $713 million total assets
Brian O’Neill	Mutual Funds: 1 account, $53.3 million total assets (all of which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 3 accounts, $272.8 million total assets
Other Accounts: 1 account, $13 million total assets
Christopher Palmer	Mutual Funds: 3 accounts, $358 million total assets
Other Pooled Investment Vehicles: 6 accounts, $1.19 billion total assets (1 account, $11.5 million total assets for which the advisory fee is based on performance)
Other Accounts: 7 accounts, $246.9 million total assets (6
accounts, $165 million total assets for which the advisory fee is based on performance)
Neil Rogan	Mutual Funds: 2 accounts, $97.5 million total assets (1 account,
$21 million total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 6 accounts, $1.04 billion total assets (2 accounts, $805 million total assets for which the
advisory fee is based on performance)
Other Accounts: 9 accounts, $1.06 billion total assets (4 accounts,
$460 million total assets for which the advisory fee is based on performance)
Alexandre Voitenok	Mutual Funds: 1 account, $71.49 million total assets
Other Pooled Investment Vehicles: 5 accounts, $212.8 million total assets
Other Accounts: 5 accounts, $713 million total assets
Ben Walker	Mutual Funds: 2 accounts, $85.7 million total assets (each for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 1 account, $36.8 million total assets
Other Accounts: 4 accounts, $265 million total assets (3
accounts, $252 million total assets for which the advisory fee is based on performance)
Goldman Sachs Asset Management, L.P.
Andrew Alford	Mutual Funds: 64 accounts, $18.4 billion total assets
Other Pooled Investment Vehicles: 74 accounts, $12 billion total assets (34 accounts, $5.4 billion total assets for which the advisory fee is based on performance)
Other Accounts: 714 accounts, $51.6 billion total assets (74 accounts, $27.1 billion total assets for which the advisory fee is based on performance)
Dolores Bamford	Mutual Funds: 47 accounts, $10.12 billion total assets
Other Pooled Investment Vehicles: 2 accounts, $148 million total assets (all for which the advisory fee is based on performance)
Other Accounts: 217 accounts, $8.82 billion total assets (3
accounts, $147 million total assets for which the advisory fee is based on performance)
David L. Berdon	Mutual Funds: 40 accounts, $8.93 billion total assets
Other Pooled Investment Vehicles: 2 accounts, $148 million total assets (all for which the advisory fee is based on performance)
Other Accounts: 202 accounts, $8.06 billion total assets (2
accounts, $51.6 million total assets for which the advisory fee is based on performance)

C-29

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager
and Total Assets by Category
Andrew Braun	Mutual Funds: 40 accounts, $8.93 billion total assets
Other Pooled Investment Vehicles: 2 accounts, $148 million total assets (all for which the advisory fee is based on performance)
Other Accounts: 202 accounts, $8.06 billion total assets (2
accounts, $51.6 million total assets for which the advisory fee is based on performance)
Sean Butkus	Mutual Funds: 47 accounts, $10.12 billion total assets
Other Pooled Investment Vehicles: 2 accounts, $148 million total assets (all for which the advisory fee is based on performance)
Other Accounts: 217 accounts, $8.82 billion total assets (3
accounts, $147 million total assets for which the advisory fee is based on performance)
Scott Carroll	Mutual Funds: 47 accounts, $10.12 billion total assets
Other Pooled Investment Vehicles: 2 accounts, $148 million total assets (all for which the advisory fee is based on performance)
Other Accounts: 217 accounts, $8.82 billion total assets (3
accounts, $147 million total assets for which the advisory fee is based on performance)
Kent Daniel[4]	Mutual Funds: 0 accounts, $0 total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 0 accounts, $0 total assets
Katinka Domotorffy[4]	Mutual Funds: 64 accounts, $18.4 billion total assets
Other Pooled Investment Vehicles: 74 accounts, $12 billion total assets (34 accounts, $5.4 billion total assets for which the advisory fee is based on performance)
Other Accounts: 714 accounts, $51.6 billion total assets (74 accounts, $27.1 billion total assets for which the advisory fee is based on performance)
Sean Gallagher	Mutual Funds: 40 accounts, $8.93 billion total assets
Other Pooled Investment Vehicles: 2 accounts, $148 million total assets (all for which the advisory fee is based on performance)
Other Accounts: 202 accounts, $8.06 billion total assets (2
accounts, $51.6 million total assets for which the advisory fee is based on performance)
Eileen Rominger	Mutual Funds: 40 accounts, $8.93 billion total assets
Other Pooled Investment Vehicles: 2 accounts, $148 million total assets (all for which the advisory fee is based on performance)
Other Accounts: 202 accounts, $8.06 billion total assets (2
accounts, $51.6 million total assets for which the advisory fee is based on performance)
Invesco Aim Capital Management, Inc.
Shuxin Cao	Mutual Funds: 12 accounts, $5,665,223,037 total assets
Other Pooled Investment Vehicles: 1 account, $176,815,129 total assets
Other Accounts: 4,289 accounts, $895,234,107 total assets
Matthew W. Dennis	Mutual Funds: 9 accounts, $4,979,939,541 total assets
Other Pooled Investment Vehicles: 4 accounts, $203,579,912
total assets
Other Accounts: 4,289 accounts, $895,234,107 total assets
Jason T. Holzer	Mutual Funds: 12 accounts, $5,682,147,463 total assets
Other Pooled Investment Vehicles: 10 accounts, $2,545,541,530 total assets

C-30

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager
and Total Assets by Category
Other Accounts: 4,289 accounts, $895,234,107 total assets
Clas G. Olsson	Mutual Funds: 10 accounts, $5,040,447,422 total assets
Other Pooled Investment Vehicles: 10 accounts, $2,545,541,530 total assets
Other Accounts: 4,289 accounts, $895,234,107 total assets
Barrett K. Sides	Mutual Funds: 10 accounts, $4,622,794,219 total assets
Other Pooled Investment Vehicles: 3 accounts, $345,647,512
total assets
Other Accounts: 4,289 accounts, $895,234,107 total assets
J.P. Morgan Investment Management Inc.
Christopher Blum	Mutual Funds: 21 accounts, $5.31 billion total assets
Other Pooled Investment Vehicles: 12 accounts, $2.06 billion total assets (1 account, $10.7 million total assets for which the advisory fee is based on performance)
Other Accounts: 8 accounts, $246.66 million total assets ( 2 accounts, $56.37million total assets for which the advisory fee is based on performance)
Jeroen Huysinga	Mutual Funds: 5 accounts, $556.35 million total assets
Other Pooled Investment Vehicles: 8 accounts, $1.84 billion total assets (1 account, $116.5 million total assets for which the advisory fee is based on performance)
Other Accounts: 15 accounts, $1.29 billion total assets (5
accounts, $310.53 million total assets for which the advisory fee is based on performance)
Georgina Perceval Maxwell	Mutual Funds: 1 account, $16.4 million total assets
Other Pooled Investment Vehicles: 8 accounts, $790.65 million total assets
Other Accounts: 7 accounts, $1.14 billion total assets (2
accounts, $702.11 million total assets for which the advisory fee is based on performance)
Dennis Ruhl	Mutual Funds: 15 accounts, $2.3 billion total assets
Other Pooled Investment Vehicles: 5 accounts, $288.82 million total assets (1 account, $10.7 million total assets for which the advisory fee is based on performance)
Other Accounts: 8 accounts, $246.66 million total assets (2
accounts, $56.37 million total assets for which the advisory fee is based on performance)
Gerd Woort-Menker	Mutual Funds: 5 accounts, $1.37 billion total assets
Other Pooled Investment Vehicles: 6 accounts, $753.18 million total assets
Other Accounts: 2 accounts, $67.71 million total assets
Neuberger Berman Fixed Income LLC
Thanos Bardas	Mutual Funds: 3 accounts, $122.6 million total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 33 accounts, $9.43 billion total assets (1
account, $861.3 million total assets for which the advisory fee is based on performance)
Andrew A. Johnson	Mutual Funds: 2 accounts, $553.8 million total assets
Other Pooled Investment Vehicles: 4 accounts, $1.58 billion total assets
Other Accounts: 56 accounts, $19.5 billion total assets (15
accounts, $4.73 billion total assets for which the advisory fee is

C-31

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager
and Total Assets by Category
based on performance)
Logan Circle Partners, L.P.
Andrew Kronschnabel[9]	Mutual Funds: 0 accounts, $0 total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 16 accounts, $1.18 billion total assets (3
accounts, $200 million total assets for which the advisory fee is based on performance)
Stephen Cianci[5]	Mutual Funds: 0 accounts, $0 total assets
Other Pooled Investment Vehicles: 0 accounts, $0total assets
Other Accounts: 13 accounts, $693 million total assets
Scott Moses[5]	Mutual Funds: 0 accounts, $0 total assets
Other Pooled Investment Vehicles: 0 accounts, $0total assets
Other Accounts: 2 accounts, $71 million total assets
Timothy Rabe[5]	Mutual Funds: 1 account, $54 million total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 6 accounts, $171 million total assets
Morgan Stanley Investment Management
Inc.
Sam Chainani	Mutual Funds: 27 accounts, $10.2 billion total assets
Other Pooled Investment Vehicles: 2 accounts, $464 million total assets
Other Accounts: 4376 accounts, $3 billion total assets
David Cohen	Mutual Funds: 27 accounts, $10.2 billion total assets
Other Pooled Investment Vehicles: 2 accounts, $464 million total assets
Other Accounts: 4376 accounts, $3 billion total assets
Dennis Lynch	Mutual Funds: 27 accounts, $10.2 billion total assets
Other Pooled Investment Vehicles: 2 accounts, $464 million total assets
Other Accounts: 4376 accounts, $3 billion total assets
Armistead Nash	Mutual Funds: 8 accounts, $5.7 billion total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 0accounts, $0 total assets
Alexander Norton	Mutual Funds: 27 accounts, $10.2 billion total assets
Other Pooled Investment Vehicles: 2 accounts, $464 million total assets
Other Accounts: 4376 accounts, $3 billion total assets
Jason Yeung	Mutual Funds: 27 accounts, $10.2 billion total assets
Other Pooled Investment Vehicles: 2 accounts, $464 million total assets
Other Accounts: 4376 accounts, $3 billion total assets
Morley Capital Management, Inc.
Perpetua Phillips	Mutual Funds: 2 accounts, $409 million total assets
Other Pooled Investment Vehicles: 5 accounts, $4.26 billion total assets
Other Accounts: 5 accounts, $1.82 billion total assets
Paul Rocheleau	Mutual Funds: 2 accounts, $409 million total assets
Other Pooled Investment Vehicles: 5 accounts, $4.26 billion total assets
Other Accounts: 8 accounts, $2.39 billion total assets
Nationwide Asset Management, LLC
Joel S. Buck[6]	Mutual Funds: 2 accounts, $231.4 million total assets

C-32

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager
and Total Assets by Category
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 5 accounts, $1.3 billion total assets
Gary S. Davis	Mutual Funds: 1 account, $78.3 million total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 2 accounts, $600.5 million total assets
Gary R. Hunt	Mutual Funds: 1 account, $168 million total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 1 account, $11 million total assets
Neuberger Berman Management LLC
Robert D’Alelio	Mutual Funds: 1 account, $7.72 billion total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 37 accounts, $1.55 billion total assets
John Barker	Mutual Funds: 2 accounts, $39 million total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 660 accounts, $5.55 billion total assets
Ingrid Dyott	Mutual Funds: 4 accounts, $1.88 billion total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 266 accounts, $1.07 billion total assets
Lawrence Fisher	Mutual Funds: 2 accounts, $39 million total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 660 accounts, $5.55 billion total assets
Daniel Fletcher	Mutual Funds: 2 accounts, $39 million total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 660 accounts, $5.55 billion total assets
Arthur Moretti	Mutual Funds: 4 accounts, $1.88 billion total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 266 accounts, $1.07 billion total assets
S. Basu Mullick	Mutual Funds: 4 accounts, $2.4 billion total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 5 accounts, $744 million total assets
Daniel H. Rosenblatt	Mutual Funds: 2 accounts, $39 million total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 660 accounts, $5.55 billion total assets
Kenneth J. Turek	Mutual Funds: 4 accounts, $801 million total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 9 accounts, $529 million total assets
Judith Vale	Mutual Funds: 1 account, $7.72 billion total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 37 accounts, $1.55 billion total assets
OppenheimerFunds, Inc.
Marc L. Baylin	Mutual Funds: 8 accounts, $8,987,300,000 total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 1 account, $575 million total assets
Ronald J. Zibelli, Jr.	Mutual Funds: 4 accounts, $1,439,000,000 total assets
Other Pooled Investment Vehicles: 3 accounts, $21,000,000 total assets
Other Accounts: 0 accounts, $0 total assets
Putnam Investment Management, LLC
Eric N. Harthun	Mutual Funds: 5 accounts, $925,900,000 total assets
Other Pooled Investment Vehicles: 5 accounts, $53,700,000 total assets
Other Accounts: 7 accounts, $467,700,000 total assets

C-33

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager
and Total Assets by Category
Edward T. Shadek, Jr.	Mutual Funds: 2 accounts, $424,500,000 total assets
Other Pooled Investment Vehicles: 2 accounts, $44,200,000 total assets
Other Accounts: 6 accounts, $569,800,000 total assets
RiverSource Investments LLC
Steve Schroll	Mutual Funds: 15 accounts, $11,990,076,152 total assets (10
accounts[7], $11,651,254,974 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 2 accounts, $36,917,223 total assets
Other Accounts[8]: 10 accounts, $368,725,075 total assets
Laton Spahr	Mutual Funds: 15 accounts, $11,990,076,152 total assets (10
accounts[7], $11,651,254,974 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 2 accounts, $36,917,223 total assets
Other Accounts[8]: 10 accounts, $368,725,075 total assets
Warren Spitz	Mutual Funds: 15 accounts, $11,990,076,152 total assets (10
accounts[7], $11,651,254,974 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 2 accounts, $36,917,223 total assets
Other Accounts[8]: 10 accounts, $368,725,075 total assets
Paul Stocking	Mutual Funds: 15 accounts, $11,990,076,152 total assets (10
accounts[7], $11,651,254,974 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 2 accounts, $36,917,223 total assets
Other Accounts[8]: 10 accounts, $368,725,075 total assets
Templeton Investment Counsel, LLC
Antonio Docal	Mutual Funds: 8 accounts, $6.19 billion total assets
Other Pooled Investment Vehicles: 4 accounts, $662 million total assets
Other Accounts: 50 accounts, $4.78 billion total assets
Gary P. Motyl	Mutual Funds: 12 accounts, $9.69 billion total assets
Other Pooled Investment Vehicles: 7 accounts, $1.07 billion total assets
Other Accounts: 47 accounts, $6.59 billion total assets
Peter Nori	Mutual Funds: 11 accounts, $11 billion total assets
Other Pooled Investment Vehicles: 3 accounts, $882 million total assets
Other Accounts: 30 accounts, $3.42 billion total assets
Thompson, Siegel & Walmsley LLC
Brett P. Hawkins	Mutual Funds: 1 account, $53.6 million total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 56 accounts, $1.1 billion total assets
John S. Pickler	Mutual Funds: 1 account, $53.6 million total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 62 accounts, $1.7 billion total assets
Van Kampen Asset Management
Devin Armstrong	Mutual Funds: 6 accounts, $9.9 billion total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets

C-34

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager
and Total Assets by Category
Other Accounts: 7725 accounts, $5.7 billion total assets
B. Robert Baker, Jr.	Mutual Funds: 6 accounts, $9.9 billion total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 7725 accounts, $5.7 billion total assets
Theodore R. Bigman	Mutual Funds: 12 accounts, $3.3 billion total assets
Other Pooled Investment Vehicles: 6 accounts, $1.2 billion total assets
Other Accounts: 607 accounts, $6.6 billion total assets (10
accounts, $485 million total assets for which the advisory fee is based on performance)
Kevin Holt	Mutual Funds: 6 accounts, $9.9 billion total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 7725 accounts, $5.7 billion total assets
Jason Leder	Mutual Funds: 6 accounts, $9.9 billion total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 7725 accounts, $5.7 billion total assets
James Warwick	Mutual Funds: 6 accounts, $9.9 billion total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 7725 accounts, $5.7 billion total assets
Waddell & Reed
Kenneth McQuade	Mutual Funds: 5 accounts, $669,850,918 total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 26 accounts, $1,309,489,554 total assets
Mark Seferovich	Mutual Funds: 4 accounts, $379,751,721 total assets
Other Pooled Investment Vehicles: : 0 accounts, $0 total assets
Other Accounts: 28 accounts, $1,309,454,146 total assets
Wellington Management Company, LLP
David R. Fassnacht, CFA	Mutual Funds: 6 accounts, $1.2 billion total assets
Other Pooled Investment Vehicles: 10 accounts, $984 million
total assets
Other Accounts: 3 accounts, $901 million total assets (1 account,
$825 million total assets for which the advisory fee is based on performance)
James N. Mordy, CFA	Mutual Funds: 11 accounts, $9.5 billion total assets (1 account,
$7.02 billion total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 3 accounts, $65 million total assets
Other Accounts: 11 accounts, $1.07 billion total assets (2
accounts, $44 million total assets for which the advisory fee is based on performance)
David W. Palmer, CFA	Mutual Funds: 4 accounts, $1.13 billion total assets
Other Pooled Investment Vehicles: 0 accounts, $0 total assets
Other Accounts: 1 account, $2 million total assets
Wells Capital Management, Inc.
Michael Harris	Mutual Funds: 9 accounts, $2.76 billion total assets
Other Pooled Investment Vehicles: 3 accounts, $37 million total assets
Other Accounts: 121 accounts, $4.26 billion total assets
Thomas J. Pence	Mutual Funds: 12 accounts, $3.35 billion total assets
Other Pooled Investment Vehicles: 4 accounts, $48 million total assets

C-35

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager
and Total Assets by Category
Other Accounts: 194 accounts, $5.24 billion total assets

1	Became portfolio manager of the Fund in February 2009. Information is as of December 31, 2008.
2	Became portfolio manager of the Fund as of the date of this SAI. Information is as of December 31, 2008.
3	Ms. Jelilian’s assets managed are presented as of January 31, 2009 due to the assignment of additional registered investment companies following the December 31, 2008 fiscal year end.
4	Became portfolio manager of the Fund effective March 31, 2009. Information is as of December 31, 2008.
5	Became portfolio manager of the Fund on February 2, 2009. Information is as of December 31, 2008.
6	Became portfolio manager of the Fund on April 1, 2009. Information is as of December 31, 2008.
7	Number of accounts for which the advisory fee is paid in part or wholly on performance and the aggregate net assets in those accounts.
8	Reflects each wrap program strategy as a single client, rather than counting each participant in the program as a separate client.
9	Became portfolio manager of the Fund as of the date of this SAI.

POTENTIAL CONFLICTS OF INTEREST Aberdeen Asset Management Inc.

     The portfolio managers' management of "other accounts" may give rise to potential conflicts of interest in connection with their management of the Fund's investments, on the one hand, and the investments of the other accounts, on the other. The other accounts may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio manager could favor one account over another. However, Aberdeen believes that these risks are mitigated by the fact that: (i) accounts with like investment strategies managed by a particular portfolio manager are generally managed in a similar fashion, subject to exceptions to account for particular investment restrictions or policies applicable only to certain accounts, differences in cash flows and account sizes, and similar factors; and (ii) portfolio manager personal trading is monitored to avoid potential conflicts. In addition, Aberdeen has adopted trade allocation procedures that require equitable allocation of trade orders for a particular security among participating accounts.

     In some cases, another account managed by the same portfolio manager may compensate Aberdeen based on the performance of the portfolio held by that account. The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities.

     Another potential conflict could include instances in which securities considered as investments for the Fund also may be appropriate for other investment accounts managed by Aberdeen or its affiliates. Whenever decisions are made to buy or sell securities by the Fund and one or more of the other accounts simultaneously, Aberdeen may aggregate the purchases and sales of the securities and will allocate the securities transactions in a manner that it believes to be equitable under the circumstances. As a result of the allocations, there may be instances where the Fund will not participate in a transaction that is allocated among other accounts. While these aggregation and allocation policies could have a detrimental effect on the price or amount of the securities available to the Fund from time to time, it is the opinion of Aberdeen that the benefits from Aberdeen’s organization outweigh any disadvantage that may arise from exposure to simultaneous transactions.

AllianceBernstein L.P.

Investment Professional Conflict of Interest Disclosure

C-36

     As an investment adviser and fiduciary, AllianceBernstein owes its clients and shareholders an undivided duty of loyalty. We recognize that conflicts of interest are inherent in our business and accordingly have developed policies and procedures (including oversight monitoring) reasonably designed to detect, manage and mitigate the effects of actual or potential conflicts of interest in the area of employee personal trading, managing multiple accounts for multiple clients, including AllianceBernstein Mutual Funds, and allocating investment opportunities. Investment professionals, including portfolio managers and research analysts, are subject to the above mentioned policies and oversight monitoring to ensure that all clients are treated equitably. We place the interests of our clients first and expect all of our employees to meet their fiduciary duties.

Employee Personal Trading -------------------------

     AllianceBernstein has adopted a Code of Business Conduct and Ethics that is designed to detect and prevent conflicts of interest when investment professionals and other personnel of AllianceBernstein own, buy or sell securities which may be owned by, or bought or sold for, clients. Personal securities transactions by an employee may raise a potential conflict of interest when an employee owns or trades in a security that is owned or considered for purchase or sale by a client, or recommended for purchase or sale by an employee to a client. Subject to the reporting requirements and other limitations of its Code of Business Conduct and Ethics, AllianceBernstein permits its employees to engage in personal securities transactions, and also allows them to acquire investments in the AllianceBernstein Mutual Funds through direct purchase and/or notionally in connection with deferred incentive compensation awards. AllianceBernstein's Code of Ethics and Business Conduct requires disclosure of all personal accounts and maintenance of brokerage accounts with designated broker-dealers approved by AllianceBernstein. The Code also requires pre-clearance of all securities transactions (except transactions in open-end mutual funds) and imposes a one-year holding period for securities purchased by employees to discourage short-term trading.

Managing Multiple Accounts for Multiple Clients -----------------------------------------------

     AllianceBernstein has compliance policies and oversight monitoring in place to address conflicts of interest relating to the management of multiple accounts for multiple clients. Conflicts of interest may arise when an investment professional has responsibilities for the investments of more than one account because the investment professional may be unable to devote equal time and attention to each account. The investment professional or investment professional teams for each client may have responsibilities for managing all or a portion of the investments of multiple accounts with a common investment strategy, including other registered investment companies, unregistered investment vehicles, such as hedge funds, pension plans, separate accounts, collective trusts and charitable foundations. Among other things, AllianceBernstein's policies and procedures provide for the prompt dissemination to investment professionals of initial or changed investment recommendations by analysts so that investment professionals are better able to develop investment strategies for all accounts they manage. In addition, investment decisions by investment professionals are reviewed for the purpose of maintaining uniformity among similar accounts and ensuring that accounts are treated equitably. No investment professional that manages client accounts carrying performance fees is compensated directly or specifically for the performance of those accounts. Investment professional compensation reflects a broad contribution in multiple dimensions to long-term investment success for our clients and is not tied specifically to the performance of any particular client's account, nor is it directly tied to the level or change in level of assets under management.

Allocating Investment Opportunities -----------------------------------

     AllianceBernstein has policies and procedures intended to address conflicts of interest relating to the allocation of investment opportunities. These policies and procedures are designed to ensure that information relevant to investment decisions is disseminated promptly within its portfolio management teams and investment opportunities are allocated equitably among different clients. The investment

C-37

professionals at AllianceBernstein routinely are required to select and allocate investment opportunities among accounts. Portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar accounts, which minimizes the potential for conflicts of interest relating to the allocation of investment opportunities. Nevertheless, investment opportunities may be allocated differently among accounts due to the particular characteristics of an account, such as size of the account, cash position, tax status, risk tolerance and investment restrictions or for other reasons.

     AllianceBernstein's procedures are also designed to prevent potential conflicts of interest that may arise when AllianceBernstein has a particular financial incentive, such as a performance-based management fee, relating to an account. An investment professional may perceive that he or she has an incentive to devote more time to developing and analyzing investment strategies and opportunities or allocating securities preferentially to accounts for which AllianceBernstein could share in investment gains.

     To address these conflicts of interest, AllianceBernstein's policies and procedures require, among other things, the prompt dissemination to investment professionals of any initial or changed investment recommendations by analysts; the aggregation of orders to facilitate best execution for all accounts; price averaging for all aggregated orders; objective allocation for limited investment opportunities (e.g., on a rotational basis) to ensure fair and equitable allocation among accounts; and limitations on short sales of securities. These procedures also require documentation and review of justifications for any decisions to make investments only for select accounts or in a manner disproportionate to the size of the account.

American Century Investment Management, Inc./American Century Global Investment Management Inc.

Certain conflicts of interest may arise in connection with the management of multiple portfolios. Potential conflicts include, for example, conflicts among investment strategies and conflicts in the allocation of investment opportunities. American Century has adopted policies and procedures that are designed to minimize the effects of these conflicts.

Responsibility for managing American Century client portfolios is organized according to investment discipline. Investment disciplines include, for example, quantitative equity, small- and mid-cap growth, large-cap growth, value, international, fixed income, asset allocation, and sector funds. Within each discipline are one or more portfolio teams responsible for managing specific client portfolios. Generally, client portfolios with similar strategies are managed by the same team using the same objective, approach, and philosophy. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which minimizes the potential for conflicts of interest.

For each investment strategy, one portfolio is generally designated as the “policy portfolio.” Other portfolios with similar investment objectives, guidelines and restrictions are referred to as “tracking portfolios.” When managing policy and tracking portfolios, a portfolio team typically purchases and sells securities across all portfolios that the team manages. American Century’s trading systems include various order entry programs that assist in the management of multiple portfolios, such as the ability to purchase or sell the same relative amount of one security across several funds. In some cases a tracking portfolio may have additional restrictions or limitations that cause it to be managed separately from the policy portfolio. Portfolio managers make purchase and sale decisions for such portfolios alongside the policy portfolio to the extent the overlap is appropriate, and separately, if the overlap is not.

American Century may aggregate orders to purchase or sell the same security for multiple portfolios when it believes such aggregation is consistent with its duty to seek best execution on behalf of its clients. Orders of certain client portfolios may, by investment restriction or otherwise, be determined not available for aggregation. American Century has adopted policies and procedures to minimize the risk that a client portfolio could be systematically advantaged or disadvantaged in connection with the aggregation of orders. To the extent equity trades are aggregated, shares purchased or sold are generally allocated to the participating portfolios pro rata based on order size. Because initial public offerings (IPOs) are usually available in limited supply and in amounts too small to permit across-the-board pro rata allocations, American Century has adopted special procedures designed to promote a fair and equitable allocation of

C-38

IPO securities among clients over time. Fixed income securities transactions are not executed through a centralized trading desk. Instead, portfolio teams are responsible for executing trades with broker/dealers in a predominantly dealer marketplace. Trade allocation decisions are made by the portfolio manager at the time of trade execution and orders entered on the fixed income order management system.

Finally, investment of American Century’s corporate assets in proprietary accounts may raise additional conflicts of interest. To mitigate these potential conflicts of interest, American Century has adopted policies and procedures intended to provide that trading in proprietary accounts is performed in a manner that does not give improper advantage to American Century to the detriment of client portfolios.

BlackRock Investment Management, LLC

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:

Certain investments may be appropriate for the Portfolios and also for other clients advised by BlackRock and its affiliates, including other client accounts managed by a Portfolio's portfolio management team. Investment decisions for a Portfolio and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. Frequently, a particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of BlackRock and its affiliates may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results for a Portfolio may differ from the results achieved by other clients of BlackRock and its affiliates and results among clients may differ. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by BlackRock to be equitable to each. BlackRock will not determine allocations based on whether it receives a performance based fee from the client. In some cases, the allocation procedure could have an adverse effect on the price or amount of the securities purchased or sold by a Portfolio. Purchase and sale orders for a Portfolio may be combined with those of other clients of BlackRock and its affiliates in the interest of achieving the most favorable net results to the Portfolio.

To the extent that each Portfolio's portfolio management team has responsibilities for managing accounts in addition to the Portfolios, a portfolio manager will need to divide his time and attention among relevant accounts.

In some cases, a real, potential or apparent conflict may also arise where (i) BlackRock may have an incentive, such as a performance based fee, in managing one account and not with respect to other accounts it manages or (ii) where a member of a Portfolio's portfolio management team owns an interest in one fund or account he or she manages and not another.

Deutsche Asset Management

An investment professional may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the Fund. The subadvisor has in place a Code of Ethics that is designed to address conflicts of interest and that, among other things, imposes restrictions on the ability of portfolio managers and other “access persons” to invest in securities that may be recommended or traded in the Fund and other client accounts.

Real, potential or apparent conflicts of interest may arise when a portfolio manager has day-to-day portfolio management responsibilities with respect to more than one fund or account, including the following:

  Certain investments may be appropriate for the Fund and also for other clients advised by the subadvisor, including other client accounts managed by the Fund’s portfolio management team.

C-39

  Investment decisions for the Fund and other clients are made with a view to achieving their respective investment objectives and after consideration of such factors as their current holdings, availability of cash for investment and the size of their investments generally. A particular security may be bought or sold for only one client or in different amounts and at different times for more than one but less than all clients. Likewise, because clients of the subadvisor may have differing investment strategies, a particular security may be bought for one or more clients when one or more other clients are selling the security. The investment results achieved for the Fund may differ from the results achieved for other clients of the subadvisor. In addition, purchases or sales of the same security may be made for two or more clients on the same day. In such event, such transactions will be allocated among the clients in a manner believed by the subadvisor to be most equitable to each client, generally utilizing a pro rata allocation methodology. In some cases, the allocation procedure could potentially have an adverse effect or positive effect on the price or amount of the securities purchased or sold by the Fund. Purchase and sale orders for the Fund may be combined with those of other clients of the subadvisor in the interest of achieving the most favorable net results to the Fund and the other clients.
  To the extent that a portfolio manager has responsibilities for managing multiple client accounts, a portfolio manager will need to divide time and attention among relevant accounts. The subadvisor attempts to minimize these conflicts by aligning its portfolio management teams by investment strategy and by employing similar investment models across multiple client accounts.
  In some cases, an apparent conflict may arise where the subadvisor has an incentive, such as a performance-based fee, in managing one account and not with respect to other accounts it manages. The subadvisor will not determine allocations based on whether it receives a performance-based fee from the client. Additionally, the subadvisor has in place supervisory oversight processes to periodically monitor performance deviations for accounts with like strategies.
  The subadvisor and its affiliates and the investment team of the Fund may manage other mutual funds and separate accounts on a long-short basis. The simultaneous management of long and short portfolios creates potential conflicts of interest including the risk that short sale activity could adversely affect the market value of the long positions (and vice versa), the risk arising from sequential orders in long and short positions, and the risks associated with receiving opposing orders at the same time. The subadvisor has adopted procedures that it believes are reasonably designed to mitigate these potential conflicts of interest. Included in these procedures are specific guidelines developed to ensure fair and equitable treatment for all clients whose accounts are managed by each Fund’s portfolio management team. The subadvisor and the portfolio management team have established monitoring procedures, a protocol for supervisory reviews, as well as compliance oversight to ensure that potential conflicts of interest relating to this type of activity are properly addressed.

The subadvisor is owned by Deutsche Bank AG, a multi-national financial services company. Therefore, the subadvisor is affiliated with a variety of entities that provide, and/or engage in commercial banking, insurance, brokerage, investment banking, financial advisory, broker-dealer activities (including sales and trading), hedge funds, real estate and private equity investing, in addition to the provision of investment management services to institutional and individual investors. Since Deutsche Bank AG, its affiliates, directors, officers and employees (the “Firm”) are engaged in businesses and have interests other than managing asset management accounts, such other activities involve real, potential or apparent conflicts of interest. These interests and activities include potential advisory, transactional and financial activities and other interests in securities and companies that may be directly or indirectly purchased or sold by the Firm for its clients’ advisory accounts. These are considerations of which advisory clients should be aware and which may cause conflicts that could be to the disadvantage of the subadvisor’s advisory clients. The subadvisor has instituted business and compliance policies, procedures and disclosures that are designed to identify, monitor and mitigate conflicts of interest and, as appropriate, to report them to the Fund’s Board.

Epoch Investment Partners, Inc. (“Epoch”)

C-40

Epoch does not believe that any material conflicts exist between Mr. Priest’s, Mr. Pearl’s and Mr. Welhoelter’s portfolio management of the Nationwide Multi-Manager NVIT Small Cap Value Fund (the “Fund”) and their management of other commingled and private accounts. Epoch believes that the allocation of investment opportunities is not an issue between the Fund and the other commingled and private accounts because investment opportunities are allocated pro-rata for all accounts with the same investment objectives, policies and guidelines. Some of these other commingled and private accounts have different investment objectives, strategies and policies than the Fund. For example, some of the other commingled accounts invest all, or a substantial portion of their assets in non-U.S. securities or in large-, mid- or small-capitalization securities. Other private accounts are managed using a “balanced” investment strategy that allocates a portion of the assets to fixed income securities and the remainder to equity securities.

Federated Investment Management Company

As a general matter, certain conflicts of interest may arise in connection with a portfolio manager's management of a fund's investments, on the one hand, and the investments of other accounts for which the portfolio manager is responsible, on the other. For example, it is possible that the various accounts managed could have different investment strategies that, at times, might conflict with one another to the possible detriment of the Fund. Alternatively, to the extent that the same investment opportunities might be desirable for more than one account, possible conflicts could arise in determining how to allocate them. Other potential conflicts might include conflicts created by specific portfolio manager compensation arrangements, and conflicts relating to selection of brokers or dealers to execute fund portfolio trades and/or specific uses of commissions from Fund portfolio trades (for example, research, or "soft dollars"). The Sub-Adviser has adopted policies and procedures and has structured the portfolio managers' compensation in a manner reasonably designed to safeguard the Fund from being negatively affected as a result of any such potential conflicts.

Gartmore Global Partners (“GGP”)

Conflicts of Interest

As a registered adviser, and as a fiduciary to our advisory clients, our firm has a duty to always act in the best interests of our clients’ and treat them fairly. GGP must ensure that conflicts of interest are properly managed and full and fair disclosure of all material facts including conflicts of interest is made to or our clients or to potential clients.

The following is a list of some potential conflicts of interest that can arise in the course of normal investment management business activities together with a summary of GGP’s policy in that area:

Dealing in investments as agent for more than one party

Conflicts of interest exist when a portfolio management firm manages multiple client portfolios. GGP addresses these potential conflicts through the operation of dealing policies designed to ensure the fair and equal treatment of all clients e.g. the allocation of aggregated trades among clients.

Side-by-Side management

Conflicts of interest exist when a portfolio management firm manages multiple client portfolios and in particular when a traditional long-only fund, is managed by the same portfolio management firm as a hedge fund. In addition to the dealing policies identified above, Gartmore has undertaken a full review of the potential conflicts associated with side-by-side management to ensure that all clients are treated fairly on an ongoing basis.

Dealing in investments as principal in connections with the provision of seed capital

A conflict of interest exists when a portfolio management firm manages its own money alongside client money. GGP generally does not trade for its own account. However, GGP and its affiliates have provided the seed capital to certain investment vehicles that have been established by GGP group entities. GGP serves as the investment manager to these investment vehicles. GGP operates dealing policies designed to

C-41

ensure the fair and equal treatment of all clients e.g. the allocation of aggregated trades among clients. These policies ensure that any portfolios in which GGP has an investment interest do not receive favorable treatment relative to other client portfolios.

Directorships and External Arrangements

Certain GGP staff may hold positions in external organizations. There is a potential risk that GGP personnel may place their own interests (resulting from outside employment /directorships) ahead of the interests of GGP clients. Before accepting an executive or non-executive directorship or any other appointment in another company, employees, including executive directors, must obtain the prior approval of GGP’s Legal Department.

GGP is owned by a special purpose investment entity whose interests are partly owned members of GGP’s management and executive teams and a number of employees.

The Legal Department will only permit appointments that would not present a conflict of interest with the GGP employee’s responsibilities to GGP clients.

Dual agency

Dual Agency (also known as Cross Trading) concerns those transactions where GGP may act as agent for both the buyer and seller. In such circumstances there is a potential conflict of interest as it may be possible to favour one client over another when establishing the execution price and/or commission rate. It is GGP’s policy that it will not engage in dual agency transactions on behalf of clients.

Employee Compensation

There is a potential risk that GGP’s compensation structure may incentivize employees to place their interests ahead of client interests, or, place one client’s interests ahead of another. GGP’s compensation structure does not provide incentives for any member staff to favour any client (or group of clients). Incentives (Bonus and Equity Programs) focus on the key areas of research quality, long-term and short-term performance, teamwork, client service and marketing. At GGP, the investment management of particular portfolios is not “star manager” based but uses a team system.

This means that GGP’s investment professionals are primarily assessed on their contribution to the team’s effort and results, though with an important element of their assessment being focused on the quality of their individual research contribution.

Cherry Picking

Cherry picking is an abusive practice whereby an investment firm misrepresents its stock selecting skills by only showing top performing securities in promoting its investment services. GGP’s production of marketing materials is centrally controlled and independently reviewed to ensure that all materials are clear, fair and not misleading.

Goldman Sachs Asset Management, L.P.

Conflicts of Interest. GSAM’s portfolio managers are often responsible for managing one or more of the Portfolios as well as other accounts, including proprietary accounts, separate accounts and other pooled investment vehicles, such as unregistered hedge funds. A portfolio manager may manage a separate account or other pooled investment vehicle which may have materially higher fee arrangements than the Portfolio and may also have a performance-based fee. The side-by-side management of these funds may raise potential conflicts of interest relating to cross trading, the allocation of investment opportunities and the aggregation and allocation of trades.

GSAM has a fiduciary responsibility to manage all client accounts in a fair and equitable manner. It seeks to provide best execution of all securities transactions and aggregate and then allocate securities to client accounts in a fair and timely manner. To this end, GSAM has developed policies and procedures designed to mitigate and manage the potential conflicts of interest that may arise from side-by-side management. In addition, GSAM has adopted policies limiting the circumstances under which cross-trades may be effected

C-42

between a Portfolio and another client account. GSAM conducts periodic reviews of trades for consistency with these policies.

Invesco Aim Capital Management, Inc.

     Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one Fund or other account. More specifically, portfolio managers who manage multiple Funds and /or other accounts may be presented with one or more of the following potential conflicts:

  The management of multiple Funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each Fund and/or other account. Invesco Aim seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment models that are used in connection with the management of the Funds.
  If a portfolio manager identifies a limited investment opportunity which may be suitable for more than one Fund or other account, a Fund may not be able to take full advantage of that opportunity due to an allocation of filled purchase or sale orders across all eligible Funds and other accounts. To deal with these situations, Invesco Aim and the Funds have adopted procedures for allocating portfolio transactions across multiple accounts.
  With respect to securities transactions for the Funds, Invesco Aim determines which broker to use to execute each order, consistent with its duty to seek best execution of the transaction. However, with respect to certain other accounts (such as mutual funds for which Invesco Aim or an affiliate acts as sub-advisor, other pooled investment vehicles that are not registered mutual funds, and other accounts managed for organizations and individuals), Invesco Aim may be limited by the client with respect to the selection of brokers or may be instructed to direct trades through a particular broker. In these cases, trades for a Fund in a particular security may be placed separately from, rather than aggregated with, such other accounts. Having separate transactions with respect to a security may temporarily affect the market price of the security or the execution of the transaction, or both, to the possible detriment of the Fund or other account(s) involved.
  Finally, the appearance of a conflict of interest may arise where Invesco Aim has an incentive, such as a performance-based management fee, which relates to the management of one Fund or account but not all Funds and accounts with respect to which a portfolio manager has day-to-day management responsibilities.

     Invesco Aim and the Funds have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

J.P. Morgan Investment Management Inc.

The potential for conflicts of interest exists when portfolio managers manage Other Accounts with similar investment objectives and strategies as the Fund. Potential conflicts may include, for example, conflicts between investment strategies and conflicts in the allocation of investment opportunities.

Responsibility for managing JP Morgan's and its affiliates clients' portfolios is organized according to investment strategies within asset classes. Generally, client portfolios with similar strategies are managed by portfolio managers in the same portfolio management group using the same objectives, approach and philosophy. Underlying sectors or strategy allocations within a larger portfolio are likewise managed by portfolio managers who use the same approach and philosophy as similarly managed portfolios. Therefore,

C-43

portfolio holdings, relative position sizes and industry and sector exposures tend to be similar across similar portfolios and strategies, which minimize the potential for conflicts of interest.

JP Morgan and/or its affiliates may receive more compensation with respect to certain Other Accounts than that received with respect to the Fund or may receive compensation based in part on the performance of certain Other Accounts. This may create a potential conflict of interest for JP Morgan and its affiliates or its portfolio managers by providing an incentive to favor these Other Accounts when, for example, placing securities transactions. In addition, JP Morgan or its affiliates could be viewed as having a conflict of interest to the extent that JP Morgan or an affiliate has a proprietary investment in Other Accounts, the portfolio managers have personal investments in Other Accounts or the Other Accounts are investment options in JP Morgan's or its affiliate's employee benefit plans. Potential conflicts of interest may arise with both the aggregation and allocation of securities transactions and allocation of investment opportunities because of market factors or investment restrictions imposed upon JP Morgan and its affiliates by law, regulation, contract or internal policies. Allocations of aggregated trades, particularly trade orders that were only partially completed due to limited availability and allocation of investment opportunities generally, could raise a potential conflict of interest, as JP Morgan or its affiliates may have an incentive to allocate securities that are expected to increase in value to favored accounts. Initial public offerings, in particular, are frequently of very limited availability. JP Morgan and its affiliates may be perceived as causing accounts they manage to participate in an offering to increase JP Morgan's or its affiliates' overall allocation of securities in that offering.

A potential conflict of interest also may be perceived to arise if transactions in one account closely follow related transactions in a different account, such as when a purchase increases the value of securities previously purchased by another account, or when a sale in one account lowers the sale price received in a sale by a second account. If JP Morgan or its affiliates manages accounts that engage in short sales of securities of the type in which the Fund invests, JP Morgan or its affiliates could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall.

As an internal policy matter, JP Morgan may from time to time maintain certain overall investment limitations on the securities positions or positions in other financial instruments JP Morgan or its affiliates will take on behalf of its various clients due to, among other things, liquidity concerns and regulatory restrictions. Such policies may preclude an account from purchasing particular securities or financial instruments, even if such securities or financial instruments would otherwise meet the account's objectives.

The goal of JP Morgan and its affiliates is to meet their fiduciary obligation with respect to all clients. JP Morgan and its affiliates have policies and procedures designed to manage conflicts. JP Morgan and its affiliates monitor a variety of areas, including compliance with fund guidelines, review of allocation decisions and compliance with JP Morgan's Codes of Ethics and JPMorgan Chase & Co.’s Code of Conduct. With respect to the allocation of investment opportunities, JP Morgan and its affiliates also have certain policies designed to achieve fair and equitable allocation of investment opportunities among its clients over time. For example:

Orders for the same equity security traded through a single trading desk or system are aggregated on a continual basis throughout each trading day consistent with JP Morgan's and its affiliates duty of best execution for its clients. If aggregated trades are fully executed, accounts participating in the trade will be allocated their pro rata share on an average price basis. Partially completed orders generally will be allocated among the participating accounts on a pro-rata average price basis, subject to certain limited exceptions. For example, accounts that would receive a de minims allocation relative to their size may be excluded from the order. Another exception may occur when thin markets or price volatility require that an aggregated order be completed in multiple executions over several days. If partial completion of the order would result in an uneconomic allocation to an account due to fixed transaction or custody costs, JP Morgan or its affiliates may exclude small orders until 50% of the total order is completed. Then the small orders will be executed. Following this procedure, small orders will lag in the early execution of the order, but will be completed before completion of the total order.

C-44

Purchases of money market instruments and fixed income securities cannot always be allocated pro rata across the accounts with the same investment strategy and objective. However, JP Morgan and its affiliates attempt to mitigate any potential unfairness by basing non-pro rata allocations traded through a single trading desk or system upon an objective predetermined criteria for the selection of investments and a disciplined process for allocating securities with similar duration, credit quality and liquidity in the good faith judgment of JP Morgan or its affiliates so that fair and equitable allocation will occur over time.

Neuberger Berman Fixed Income LLC

NBFI’s portfolio managers are often responsible for managing multiple accounts (including proprietary accounts), which may include separately managed advisory accounts (managed on behalf of institutions such as pension and other retirement plans, corporations, insurance companies, foundations, endowments, trusts, and individuals), mutual funds, various pooled investment vehicles and wrap fee programs. Actual or potential conflicts of interest may arise between a portfolio manager’s management of the investments in the Fund and the management of other accounts. As a result, NBFI and its affiliates have adopted policies and procedures designed to mitigate and manage these conflicts.

Accounts other than the Fund may or may not have similar investment objectives and strategies, benchmarks and time horizons as the Fund. Generally, portfolios in a particular product strategy with similar strategies and objectives are managed similarly. However, portfolio managers make investment decisions for each portfolio based on the investment objectives, policies, and other relevant investment considerations that the managers believe are applicable to that portfolio. Consequently, portfolio managers may take actions on behalf of the Fund that may differ from the timing or nature of action taken with respect to other accounts. For instance, portfolio managers may purchase or sell certain securities for one account and not another. Securities purchased in one account may perform better than the securities purchased in another. Similarly, the sale of securities from one account may cause that account to perform better than others if the value of those securities still held in the other accounts decline. Furthermore, a portfolio manager managing more than one account could take positions in certain accounts that appear inconsistent. A portfolio manager may take a short position in a security that may be held long in another account he manages. For instance, where a portfolio manager wants to take a short position in an account that prohibits shorting, a similar effect may be accomplished by holding the security long but underweighting its position relative to a benchmark.. Additional reasons for such portfolio positionings may include, but are not limited to, suitability, capital structure arbitrage, model driven trading, hedging, and client direction. NBFI has policies and procedures in place that seek to manage and monitor this conflict.

Potential conflicts of interest may also arise when aggregating and/or allocating trades. NBFI will frequently aggregate trades (both buys and sells) for a client with other NBFI clients when it is determined that such aggregation should result in a more favorable trade execution for such client. NBFI has also adopted trade allocation policies and procedures that seek to treat all clients fairly and equitably when there is a limited investment opportunity that may be suitable for more than one portfolio. NBFI’s trade allocation procedures seek to ensure that no client is favored over another. However, there are numerous factors that might affect whether a particular account participates in a trade allocation or be allocated a different amount than other accounts. Such factors include, but are not limited to, client guidelines, suitability, cash flows, strategy or product specific considerations, issuer or sector exposure considerations and de minimis allocations.

The fees charged to advisory clients by NBFI may differ depending upon a number of factors, including but not limited to, the particular strategy, the size of the portfolio being managed and the investment vehicle. In addition, certain accounts are subject to performance based fees. These differences may give rise to a potential conflict that a portfolio manager may favor the higher fee-paying account over others. To address this conflict, NBFI, as discussed above, has adopted allocation policies that are intended to fairly allocate investment opportunities among client accounts.

Logan Circle Partners, L.P.

C-45

Logan Circle Partners has implemented policies and procedures designed to prevent and monitor potential conflicts of interests. These policies and procedures include but are not limited to the Code of Ethics and Trading procedures.

Morgan Stanley Investment Management Inc. and Van Kampen Asset Management

Because the portfolio managers may manage assets for other investment companies, pooled investment vehicles and/or other accounts (including institutional clients, pension plans and certain high net worth individuals), there may be an incentive to favor one client over another resulting in conflicts of interest. For instance, the Investment Adviser may receive fees from certain accounts that are higher than the fee it receives from the Fund, or it may receive a performance-based fee on certain accounts. In those instances, the portfolio managers may have an incentive to favor the higher and/or performance-based fee accounts over the Fund. In addition, a conflict of interest could exist to the extent the Investment Adviser has proprietary investments in certain accounts, where portfolio managers have personal investments in certain accounts or when certain accounts are investment options in the Investment Adviser’s employee benefits and/or deferred compensation plans. The portfolio manager may have an incentive to favor these accounts over others. If the Investment Adviser manages accounts that engage in short sales of securities of the type in which the Fund invests, the Investment Adviser could be seen as harming the performance of the Fund for the benefit of the accounts engaging in short sales if the short sales cause the market value of the securities to fall. The Investment Adviser has adopted trade allocation and other policies and procedures that it believes are reasonably designed to address these and other conflicts of interest.

Morley Capital Management, Inc.

It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of the Funds and other similar accounts. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and the other accounts he/she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. Morley Capital Management has established policies and procedures designed to resolve material conflicts of interest in a fair and equitable manner. When such conflicts arise, employees of Morley Capital Management, including portfolio management staff, seek to resolve the conflict in manner equitable to all parities although there is no guarantee that procedures adopted under such policies will detect or resolve every situation in which a conflict exists.

Nationwide Asset Management, LLC

It is possible that conflicts of interest may arise in connection with the portfolio managers’ management of the Funds on the one hand and other accounts for which the portfolio manager is responsible on the other. For example, a portfolio manager may have conflicts of interest in allocating management time, resources and investment opportunities among the Fund and other accounts she advises. In addition, due to differences in the investment strategies or restrictions between the Fund and the other accounts, a portfolio manager may take action with respect to another account that differs from the action taken with respect to the Fund. In some cases, another account managed by the same portfolio manager may compensate NWAM or its affiliate based on the performance of the portfolio held by that account. The existence of such a performance-based fee may create additional conflicts of interest for the portfolio manager in the allocation of management time, resources and investment opportunities. Whenever conflicts of interest arise, the portfolio manager will endeavor to exercise her discretion in a manner that she believes is equitable to all interested persons. NWAM has adopted policies that are designed to eliminate or minimize conflicts of interest, although there is no guarantee that procedures adopted under such policies will detect each and every situation in which a conflict arises.

Neuberger Berman Management LLC

C-46

Actual or apparent conflicts of interest may arise when a Portfolio Manager has day-to-day management responsibilities with respect to more than one Fund or other account. The management of multiple funds and accounts (including proprietary accounts) may give rise to potential conflicts of interest if the funds and accounts have different or similar objectives, benchmarks, time horizons, and fees as the Portfolio Manager must allocate his time and investment ideas across multiple funds and accounts. The Portfolio Manager may execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Moreover, if a Portfolio Manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, a Fund may not be able to take full advantage of that opportunity. Securities selected for funds or accounts other than the fund may outperform the securities selected for the fund. NB Management, Neuberger Berman and each Fund have adopted certain compliance procedures which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

OppenheimerFunds, Inc.

In addition to managing the Fund’s investment portfolio, Mr. Zibelli and Mr. Baylin also manage other investment portfolios and other accounts, on behalf of the Manager or its affiliates. Potentially, at times, those responsibilities could conflict with the interests of the Fund. That may occur whether the investment objectives and strategies of the other funds or accounts are the same as, or different from, the Fund’s investment objectives or strategies. For example the Portfolio Manager may need to allocate investment opportunities between the Fund and another fund or account having similar objectives or strategies, or he may need to execute transactions for another fund or account that could have a negative impact on the values of securities held by the Fund. Not all funds and accounts advised by the Manager have the same management fee. If the management fee structure of another fund or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund or account. However, the Manager’s compliance procedures and Code of Ethics recognize the Manager’s fiduciary obligation to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Manager from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of ethics may not always be adequate to do so. At various times, the Fund’s Portfolio Manager may manage other funds or accounts with investment objectives and strategies similar to those of the Fund, or he may manage funds or accounts with different investment objectives and strategies.

Putnam Investment Management, LLC

Potential conflicts of interest in managing multiple accounts. Like other investment professionals with multiple clients, the fund’s Portfolio Manager(s) may face certain potential conflicts of interest in connection with managing both the fund and the other accounts. The paragraphs below describe some of these potential conflicts, which Putnam Management believes are faced by investment professionals at most major financial firms. As described below, Putnam Management and the Trustees of the Putnam funds have adopted compliance policies and procedures that attempt to address certain of these potential conflicts.

The management of accounts with different advisory fee rates and/or fee structures, including accounts that pay advisory fees based on account performance (“performance fee accounts”), may raise potential conflicts of interest by creating an incentive to favor higher-fee accounts. These potential conflicts may include, among others:

  The most attractive investments could be allocated to higher-fee accounts or performance fee accounts.
  The trading of higher-fee accounts could be favored as to timing and/or execution price. For example, higher-fee accounts could be permitted to sell securities earlier than other accounts when a prompt sale is desirable or to buy securities at an earlier and more opportune time.
  The trading of other accounts could be used to benefit higher-fee accounts (front- running).
  The investment management team could focus their time and efforts primarily on higher-fee accounts due to a personal stake in compensation.

C-47

Putnam Management attempts to address these potential conflicts of interest relating to higher-fee accounts through various compliance policies that are generally intended to place all accounts, regardless of fee structure, on the same footing for investment management purposes. For example, under Putnam Management’s policies:

• Performance fee accounts must be included in all standard trading and allocation procedures with all other accounts.

• All accounts must be allocated to a specific category of account and trade in parallel with allocations of similar accounts based on the procedures generally applicable to all accounts in those groups (e.g., based on relative risk budgets of accounts).

• All trading must be effected through Putnam’s trading desks and normal queues and procedures must be followed (i.e., no special treatment is permitted for performance fee accounts or higher-fee accounts based on account fee structure).

  Front running is strictly prohibited.
  The fund’s Portfolio Manager(s) may not be guaranteed or specifically allocated any portion of a performance fee.

As part of these policies, Putnam Management has also implemented trade oversight and review procedures in order to monitor whether particular accounts (including higher-fee accounts or performance fee accounts) are being favored over time.

Potential conflicts of interest may also arise when the Portfolio Manager(s) have personal investments in other accounts that may create an incentive to favor those accounts. As a general matter and subject to limited exceptions, Putnam Management’s investment professionals do not have the opportunity to invest in client accounts, other than the Putnam funds. However, in the ordinary course of business, Putnam Management or related persons may from time to time establish “pilot” or “incubator” funds for the purpose of testing proposed investment strategies and products prior to offering them to clients. These pilot accounts may be in the form of registered investment companies, private funds such as partnerships or separate accounts established by Putnam Management or an affiliate. Putnam Management or an affiliate supplies the funding for these accounts. Putnam employees, including the fund’s Portfolio Manager(s), may also invest in certain pilot accounts. Putnam Management, and to the extent applicable, the Portfolio Manager(s) will benefit from the favorable investment performance of those funds and accounts. Pilot funds and accounts may, and frequently do, invest in the same securities as the client accounts. Putnam Management’s policy is to treat pilot accounts in the same manner as client accounts for purposes of trading allocation – neither favoring nor disfavoring them except as is legally required. For example, pilot accounts are normally included in Putnam Management’s daily block trades to the same extent as client accounts (except that pilot accounts do not participate in initial public offerings).

A potential conflict of interest may arise when the fund and other accounts purchase or sell the same securities. On occasions when the Portfolio Manager(s) consider the purchase or sale of a security to be in the best interests of the fund as well as other accounts, Putnam Management’s trading desk may, to the extent permitted by applicable laws and regulations, aggregate the securities to be sold or purchased in order to obtain the best execution and lower brokerage commissions, if any. Aggregation of trades may create the potential for unfairness to the fund or another account if one account is favored over another in allocating the securities purchased or sold – for example, by allocating a disproportionate amount of a security that is likely to increase in value to a favored account. Putnam Management’s trade allocation policies generally provide that each day’s transactions in securities that are purchased or sold by multiple accounts are, insofar as possible, averaged as to price and allocated between such accounts (including the fund) in a manner which in Putnam Management’s opinion is equitable to each account and in accordance with the amount being purchased or sold by each account. Certain exceptions exist for specialty, regional or sector accounts. Trade allocations are reviewed on a periodic basis as part of Putnam Management’s trade oversight procedures in an attempt to ensure fairness over time across accounts.

C-48

“Cross trades,” in which one Putnam account sells a particular security to another account (potentially saving transaction costs for both accounts), may also pose a potential conflict of interest. Cross trades may be seen to involve a potential conflict of interest if, for example, one account is permitted to sell a security to another account at a higher price than an independent third party would pay, or if such trades result in more attractive investments being allocated to higher-fee accounts. Putnam Management and the fund’s Trustees have adopted compliance procedures that provide that any transactions between the fund and another Putnam-advised account are to be made at an independent current market price, as required by law.

Another potential conflict of interest may arise based on the different investment objectives and strategies of the fund and other accounts. For example, another account may have a shorter-term investment horizon or different investment objectives, policies or restrictions than the fund. Depending on another account’s objectives or other factors, the Portfolio Manager(s) may give advice and make decisions that may differ from advice given, or the timing or nature of decisions made, with respect to the fund. In addition, investment decisions are the product of many factors in addition to basic suitability for the particular account involved. Thus, a particular security may be bought or sold for certain accounts even though it could have been bought or sold for other accounts at the same time. More rarely, a particular security may be bought for one or more accounts managed by the Portfolio Manager(s) when one or more other accounts are selling the security (including short sales). There may be circumstances when purchases or sales of portfolio securities for one or more accounts may have an adverse effect on other accounts. As noted above, Putnam Management has implemented trade oversight and review procedures to monitor whether any account is systematically favored over time.

The fund’s Portfolio Manager(s) may also face other potential conflicts of interest in managing the fund, and the description above is not a complete description of every conflict that could be deemed to exist in managing both the fund and other accounts.

RiverSource Investments, LLC

RiverSource Investments portfolio managers may manage one or more mutual funds as well as other types of accounts, including hedge funds, proprietary accounts, separate accounts for institutions and individuals, and other pooled investment vehicles. Portfolio managers make investment decisions for an account or portfolio based on its investment objectives and policies, and other relevant investment considerations. A portfolio manager may manage another account whose fees may be materially greater than the management fees paid by the Fund and may include a performance based fee. Management of multiple funds and accounts may create potential conflicts of interest relating to the allocation of investment opportunities, competing investment decisions made for other accounts and the aggregation and allocation of trades. In addition, RiverSource Investments monitors a variety of areas (e.g., allocation of investment opportunities) and compliance with the firm’s Code of Ethics, and places additional investment restrictions on portfolio managers who manage hedge funds and certain other accounts.

RiverSource Investments has a fiduciary responsibility to all of the clients for which it manages accounts. RiverSource Investments seeks to provide best execution of all securities transactions and to aggregate securities transactions and then allocate securities to client accounts in a fair and equitable basis over time. RiverSource Investments has developed policies and procedures, including brokerage and trade allocation policies and procedures, designed to mitigate and manage the potential conflicts of interest that may arise from the management of multiple types of accounts for multiple clients.

In addition to the accounts above, portfolio managers may manage accounts in a personal capacity that may include holdings that are similar to, or the same as, those of the fund. The investment manager’s Code of Ethics is designed to address conflicts and, among other things, imposes restrictions on the ability of the portfolio managers and other “investment access persons” to invest in securities that may be recommended or traded in the fund and other client accounts.

Templeton Investment Counsel, LLC

C-49

Conflicts. The management of multiple funds, including the Fund, and accounts may also give rise to potential conflicts of interest if the funds and other accounts have different objectives, benchmarks, time horizons, and fees as the portfolio manager must allocate his or her time and investment ideas across multiple funds and accounts. The manager seeks to manage such competing interests for the time and attention of portfolio managers by having portfolio managers focus on a particular investment discipline. Most other accounts managed by a portfolio manager are managed using the same investment strategies that are used in connection with the management of the Funds. Accordingly, portfolio holdings, position sizes, and industry and sector exposures tend to be similar across similar portfolios, which may minimize the potential for conflicts of interest. As noted above, the separate management of the trade execution and valuation functions from the portfolio management process also helps to reduce potential conflicts of interest. However, securities selected for funds or accounts other than the Fund may outperform the securities selected for the Fund. Moreover, if a portfolio manager identifies a limited investment opportunity that may be suitable for more than one fund or other account, the Fund may not be able to take full advantage of that opportunity due to an allocation of that opportunity across all eligible funds and other accounts. The manager seeks to manage such potential conflicts by using procedures intended to provide a fair allocation of buy and sell opportunities among funds and other accounts. The structure of a portfolio manager’s compensation may give rise to potential conflicts of interest. A portfolio manager’s base pay and bonus tend to increase with additional and more complex responsibilities that include increased assets under management. As such, there may be an indirect relationship between a portfolio manager’s marketing or sales efforts and his or her bonus. Finally, the management of personal accounts by a portfolio manager may give rise to potential conflicts of interest. While the funds and the manager have adopted a code of ethics which they believe contains provisions reasonably necessary to prevent a wide range of prohibited activities by portfolio managers and others with respect to their personal trading activities, there can be no assurance that the code of ethics addresses all individual conduct that could result in conflicts of interest. The manager and the Fund have adopted certain compliance procedures that are designed to address these, and other, types of conflicts. However, there is no guarantee that such procedures will detect each and every situation where a conflict arises.

Thompson, Siegel & Walmsley LLC

The portfolio managers’ management of “other accounts” may give rise to potential conflicts of interest in connection with their management of the Fund’s investments, on the one hand, and the investments of the other account, on the other. The other account may have the same investment objective as the Fund. Therefore, a potential conflict of interest may arise as a result of the identical investment objectives, whereby the portfolio managers could favor one account over another. Another potential conflict could include the portfolio managers’ knowledge about the size, timing, and possible market impact of Fund trades, whereby the portfolio managers could use this information to the advantage of another account and to the disadvantage of the Fund.

Waddell & Reed Investment Management Company

Actual or apparent conflicts of interest may arise when a portfolio manager has day-to-day management responsibilities with respect to more than one fund or account, such as the following:

  The management of multiple funds and/or other accounts may result in a portfolio manager devoting unequal time and attention to the management of each fund and/or other account.
  WRIMCO seeks to manage such competing interests for the time and attention of the portfolio managers by having a portfolio manager focus on a particular investment discipline. Most other accounts managed by the portfolio managers are managed using the same investment models that are used in connection with the management of this Fund.
  The portfolio manager might execute transactions for another fund or account that may adversely impact the value of securities held by the fund. Securities selected for funds or accounts other than the fund might outperform the securities selected for the Fund. Waddell & Reed seeks to manage

C-50

this potential conflict by requiring all portfolio transactions to be allocated pursuant to Waddell & Reed’s adopted Allocation Procedures.

WRIMCO and the Funds have adopted certain compliance procedures, including the Code of Ethics and Allocation Procedures, as identified, which are designed to address these types of conflicts. However, there is no guarantee that such procedures will detect each and every situation in which a conflict arises.

Wellington Management Company, LLP

     Individual investment professionals at Wellington Management manage multiple accounts for multiple clients. These accounts may include mutual funds, separate accounts (assets managed on behalf of institutions, such as pension funds, insurance companies, foundations, or separately managed account programs sponsored by financial intermediaries), bank common trust accounts, and hedge funds. The Fund’s managers listed in the prospectus, who are primarily responsible for the day-to-day management of the Fund (“Investment Professionals”), generally manage accounts in several different investment styles. These accounts may have investment objectives, strategies, time horizons, tax considerations, and risk profiles that differ from those of the Fund. The Investment Professionals make investment decisions for each account, including the Fund, based on the investment objectives, policies, practices, benchmarks, cash flows, tax and other relevant investment considerations applicable to that account. Consequently, the Investment Professionals may purchase or sell securities, including IPOs, for one account and not another account, and the performance of securities purchased for one account may vary from the performance of securities purchased for other accounts. Alternatively, these accounts may be managed in a similar fashion to the Fund and thus the accounts may have similar, and in some cases nearly identical, objectives, strategies, and/or holdings to that of the Fund.

     The Investment Professionals or other investment professionals at Wellington Management may place transactions on behalf of other accounts that are directly or indirectly contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely impact the Fund depending on market conditions. For example, an Investment Professional may purchase a security in one account while appropriately selling that same security in another account. Similarly, an Investment Professional may purchase the same security for the Fund and one or more other accounts at or about the same time, and in those instances the other accounts will have access to their respective holdings prior to the public disclosure of the Fund's holdings. In addition, some of these accounts have fee structures, including performance fees, which are or have the potential to be higher, in some cases significantly higher, than the fees Wellington Management receives for managing the Fund. Because incentive payments paid by Wellington Management to the Investment Professionals are tied to revenues earned by Wellington Management, and, where noted, to the performance achieved by the manager in each account, the incentives associated with any given account may be significantly higher or lower than those associated with other accounts managed by a given Investment Professional. Finally, the Investment Professionals may hold shares or investments in the other pooled investment vehicles and/or other accounts identified above.

     Wellington Management's goal is to meet its fiduciary obligation to treat all clients fairly and provide high quality investment services to all of its clients. Wellington Management has adopted and implemented policies and procedures, including brokerage and trade allocation policies and procedures, which it believes address the conflicts associated with managing multiple accounts for multiple clients. In addition, Wellington Management monitors a variety of areas, including compliance with primary account guidelines, the allocation of IPOs, and compliance with the firm's Code of Ethics, and places additional investment restrictions on investment professionals who manage hedge funds and certain other accounts. Furthermore, senior investment and business personnel at Wellington Management periodically review the performance of Wellington Management's investment professionals. Although Wellington Management does not track the time an investment professional spends on a single account, Wellington Management does periodically assess whether an investment professional has adequate time and resources to effectively manage the investment professional's various client mandates.

Wells Capital Management, Inc.

C-51

Wells Capital Management’s Portfolio Managers often provide investment management for separate accounts advised in the same or similar investment style as that provided to mutual funds. While management of multiple accounts could potentially lead to conflicts of interest over various issues such as trade allocation, fee disparities and research acquisition, Wells Capital Management has implemented policies and procedures for the express purpose of ensuring that clients are treated fairly and that potential conflicts of interest are minimized.

C-52

APPENDIX D
5% SHAREHOLDERS

Name and Address of Shareholder	Number of Shares	Percentage of the class
	Beneficially Owned	Held by the
		Shareholder
AllianceBernstein NVIT Global Fixed Income Fund Class III

NATIONWIDE MUTUAL INSURANCE COMPANY
1 NATIONWIDE PLAZA 1-33-13
ATTN DARREN R COBLE
COLUMBUS OH 43215-2220

	2,499,000.000	100.00%
AllianceBernstein NVIT Global Fixed Income Fund Class VI

NATIONWIDE MUTUAL INSURANCE COMPANY
1 NATIONWIDE PLAZA 1-33-13
ATTN DARREN R COBLE
COLUMBUS OH 43215-2220

	1,000.000	100.00%
American Century NVIT Multi Cap Value Fund Class I

NATIONWIDE MUTUAL INSURANCE COMPANY
1 NATIONWIDE PLAZA 1-33-13
ATTN DARREN R COBLE
COLUMBUS OH 43215-2220

	299,000.000	100.00%
American Century NVIT Multi Cap Value Fund Class II

NATIONWIDE MUTUAL INSURANCE COMPANY
1 NATIONWIDE PLAZA 1-33-13
ATTN DARREN R COBLE
COLUMBUS OH 43215-2220

	1,000.000	100.00%
Federated NVIT High Income Bond Fund Class I

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	12,337,505.921	96.59%
Federated NVIT High Income Bond Fund Class III

NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	18,849,000.792	78.44%

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	5,005,446.683	20.83%
Gartmore NVIT Developing Markets Fund Class II

AMERICAN SKANDIA LIFE ASSURANCE CORP
CLASS SAF
C/O WILLIAM SUES
MAIL STOP 02-07-01
213 WASHINGTON STREET
NEWARK NJ 07102

	22,846,913.666	81.27%
PRUCO LIFE INSURANCE COMPANY
OF ARIZONA
213 WASHINGTON ST 7FL
NEWARK NJ 07102

	2,749,852.023	9.78%
MONUMENTAL LIFE INS CO
4333 EDGEWOOD RD NE
C/O ADVISORS EDGE SELECT
CEDAR RAPIDS IA 52499-0001

	1,857,288.024	6.61%
Gartmore NVIT Emerging Markets Fund Class I

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	3,834,115.924	93.91%
Gartmore NVIT Emerging Markets Fund Class II

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	316,147.516	100.00%
Gartmore NVIT Emerging Markets Fund Class III

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	8,922,421.846	78.61%

NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	1,970,131.686	17.36%
Gartmore NVIT Emerging Markets Fund Class VI

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	4,992,828.287	100.00%
Gartmore NVIT Global Utilities Fund Class I

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	575,563.584	90.35%
NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	51,102.593	8.02%
Gartmore NVIT Global Utilities Fund Class II

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	50,560.510	100.00%
Gartmore NVIT Global Utilities Fund Class III

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	2,510,272.550	92.87%
NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	151,959.460	5.62%
Gartmore NVIT International Equity Fund Class I

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	1,265,187.637	96.89%
Gartmore NVIT International Equity Fund Class III

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	5,500,883.326	96.76%
Gartmore NVIT International Equity Fund Class VI

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	648,703.725	98.01%
Gartmore NVIT Worldwide Leaders Fund Class I

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	1,367,533.536	97.59%
Gartmore NVIT Worldwide Leaders Fund Class III

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	972,293.696	99.93%
J.P. Morgan NVIT Balanced Fund Class I

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	9,809,679.205	99.67%
J.P. Morgan NVIT Balanced Fund Class IV

NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	3,748,493.532	86.04%

NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	608,323.216	13.96%
NVIT Bond Index Fund Class Y

NVIT
INVESTOR DESTINATIONS MODERATE
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

	53,123,138.086	46.85%
NVIT
INVESTOR DESTINATIONS MODERATELY
CONSERVATIVE
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

	22,247,407.712	19.62%
NVIT
INVESTOR DESTINATIONS MODERATELY
AGGRESSIVE
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

	22,168,252.471	19.55%
NVIT
INVESTOR DESTINATIONS CONSERVATIVE
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

	13,623,201.630	12.02%
NVIT Core Bond Fund Class I

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	399,500.866	95.75%
NVIT Core Bond Fund Class II

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	617,384.095	99.83%
NVIT Core Bond Fund Class Y

NVIT
CARDINAL BALANCED
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	2,993,322.583	28.10%
NVIT
CARDINAL MODERATE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	2,125,592.420	19.95%
NVIT
CARDINAL CONSERVATIVE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	1,710,558.184	16.06%
NVIT
CARDINAL CAPITAL APPRECIATION
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	1,651,164.493	15.50%
NVIT
CARDINAL MODERATE CONSERVATIVE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	1,095,047.671	10.28%
NVIT
CARDINAL MODERATE AGGRESSIVE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	1,057,496.432	9.93%
NVIT Core Plus Bond Fund Class I

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	30,237.770	91.02%
NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	2,749.545	8.28%
NVIT Core Plus Bond Fund Class II

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	328,648.084	99.69%
NVIT Core Plus Bond Fund Class Y

NVIT
CARDINAL BALANCED
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	2,996,332.461	28.10%
NVIT
CARDINAL MODERATE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	2,127,640.174	19.95%
NVIT
CARDINAL CONSERVATIVE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	1,712,252.454	16.06%
NVIT
CARDINAL CAPITAL APPRECIATION
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	1,652,789.162	15.50%
NVIT
CARDINAL MODERATE CONSERVATIVE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	1,096,117.549	10.28%
NVIT
CARDINAL MODERATE AGGRESSIVE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	1,058,576.482	9.93%
NVIT Enhanced Income Fund Class Y

NVIT
INVESTOR DESTINATIONS MODERATE
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

	8,949,466.893	38.78%

NVIT
INVESTOR DESTINATIONS MODERATELY
CONSERVATIVE
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

	5,725,376.433	24.81%
NVIT
INVESTOR DESTINATIONS CONSERVATIVE
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

	5,136,117.376	22.26%
NVIT
INVESTOR DESTINATIONS MODERATELY
AGGRESSIVE
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

	3,253,477.864	14.10%
NVIT Global Financial Services Fund Class I

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	496,116.131	91.60%
NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	34,840.278	6.43%
NVIT Global Financial Services Fund Class II

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	106,910.023	100.00%
NVIT Global Financial Services Fund Class III

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	1,547,093.413	96.35%
NVIT Government Bond Fund Class I

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	105,437,510.824	98.99%
NVIT Government Bond Fund Class II

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	1,032,896.574	100.00%
NVIT Government Bond Fund Class III

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	1,765,218.676	94.00%
NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	112,684.789	6.00%
NVIT Government Bond Fund Class IV

NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	2,176,162.037	76.03%
NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	686,259.459	23.97%
NVIT Growth Fund Class I

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	9,178,036.613	98.55%
NVIT Growth Fund Class IV

NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	1,728,335.518	82.73%
NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	360,689.335	17.27%
NVIT Health Sciences Fund Class I

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	440,679.255	84.33%
NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	46,869.155	8.97%
NVIT Health Sciences Fund Class II

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	162,059.264	100.00%
NVIT Health Sciences Fund Class III

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	2,260,495.764	81.29%
NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	445,506.377	16.02%
NVIT Health Sciences Fund Class VI

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	1,637,497.912	100.00%

NVIT International Index Fund Class II

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	684,869.417	54.35%
NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	575,094.628	45.64%
NVIT International Index Fund Class VI

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	171,520.787	100.00%
NVIT International Index Fund Class VIII

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	1,359,481.289	99.99%
NVIT International Index Fund Class Y

NVIT
INVESTOR DESTINATIONS MODERATELY
AGGRESSIVE
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

	43,124,912.922	39.32%
NVIT
INVESTOR DESTINATIONS MODERATE
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

	39,706,585.138	36.20%
NVIT
INVESTOR DESTINATIONS AGGRESSIVE
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

	13,363,964.985	12.18%

NVIT
INVESTOR DESTINATIONS MODERATELY
CONSERVATIVE
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

	10,166,159.813	9.27%
NVIT Mid Cap Growth Fund Class I

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	2,173,245.258	99.36%
NVIT Mid Cap Growth Fund Class II

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	1,065,671.203	99.99%
NVIT Mid Cap Growth Fund Class III

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	31,315.315	97.05%
NVIT Mid Cap Growth Fund Class IV

NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	2,021,106.373	83.37%
NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	403,079.570	16.63%
NVIT Mid Cap Index Fund Class I

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	19,612,793.853	94.94%
NVIT Mid Cap Index Fund Class II

GREAT WEST LIFE & ANNUITY INS CO
8515 E ORCHARD RD
GREENWOOD VILLAGE CO 80111

	605,127.947	65.25%
SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	304,082.519	32.79%
NVIT Mid Cap Index Fund Class Y

NVIT
INVESTOR DESTINATIONS MODERATELY
AGGRESSIVE
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

	20,682,603.337	38.46%
NVIT
INVESTOR DESTINATIONS MODERATE
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

	19,841,025.305	36.89%
NVIT
INVESTOR DESTINATIONS MODERATELY
CONSERVATIVE
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

	5,946,200.953	11.06%
NVIT
INVESTOR DESTINATIONS AGGRESSIVE
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

	5,614,990.816	10.44%
NVIT Money Market Fund Class I

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	1,714,757,877.391	98.70%
NVIT Money Market Fund Class ID

NVIT
INVESTOR DESTINATIONS CONSERVATIVE
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

	34,187,222.760	24.68%

NVIT
INVESTOR DESTINATIONS MODERATELY
CONSERVATIVE
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

	33,629,540.800	24.28%
NVIT
INVESTOR DESTINATIONS MODERATE
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

	32,388,796.300	23.39%
NVIT
CARDINAL BALANCED
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	11,686,107.790	8.44%
NVIT
CARDINAL CONSERVATIVE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	8,347,704.920	6.03%
NVIT
CARDINAL MODERATE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	8,298,730.110	5.99%
NVIT Money Market Fund Class IV

NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	64,792,947.920	77.27%
NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	19,058,314.340	22.73%
NVIT Money Market Fund Class V

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	595,174,158.870	91.26%

NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	57,033,641.170	8.74%
NVIT Money Market Fund II N/A

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	382,019,825.600	100.00%
NVIT Multi Sector Bond Fund Class I

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	18,976,175.331	97.64%
NVIT Multi-Manager International Growth Fund Class I

NATIONWIDE MUTUAL INSURANCE COMPANY
1 NATIONWIDE PLAZA 1-33-13
ATTN DARREN R COBLE
COLUMBUS OH 43215-2220

	1,005.123	100.00%
NVIT Multi-Manager International Growth Fund Class II

NATIONWIDE MUTUAL INSURANCE COMPANY
1 NATIONWIDE PLAZA 1-33-13
ATTN DARREN R COBLE
COLUMBUS OH 43215-2220

	1,003.270	100.00%
NVIT Multi-Manager International Growth Fund Class III

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	1,314,256.923	94.00%
NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	83,545.834	5.98%
NVIT Multi-Manager International Growth Fund Class VI

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	33,021,963.490	100.00%
NVIT Multi-Manager International Growth Fund Class Y

NVIT
CARDINAL MODERATE AGGRESSIVE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	2,970,834.241	26.99%
NVIT
CARDINAL CAPITAL APPRECIATION
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	2,781,507.150	25.27%
NVIT
CARDINAL MODERATE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	2,147,599.161	19.51%
NVIT
CARDINAL BALANCED
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	2,017,666.876	18.33%
NVIT Multi-Manager International Value Fund Class I

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	154,109.930	100.00%
NVIT Multi-Manager International Value Fund Class II

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	123,005.636	100.00%
NVIT Multi-Manager International Value Fund Class III

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	3,490,739.765	52.47%

NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	1,906,447.997	28.65%
NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	1,215,212.707	18.27%
NVIT Multi-Manager International Value Fund Class IV

NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	2,516,940.590	80.11%
NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	624,728.924	19.89%
NVIT Multi-Manager International Value Fund Class VI

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	11,848,627.526	100.00%
NVIT Multi-Manager International Value Fund Class Y

NVIT
CARDINAL MODERATE AGGRESSIVE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	2,721,680.219	26.99%
NVIT
CARDINAL CAPITAL APPRECIATION
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	2,547,724.305	25.27%
NVIT
CARDINAL MODERATE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	1,966,808.671	19.50%

NVIT
CARDINAL BALANCED
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	1,848,281.233	18.33%
NVIT Multi-Manager Large Cap Growth Fund Class I

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	45,155.212	88.22%
NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	4,269.998	8.34%
NVIT Multi-Manager Large Cap Growth Fund Class II

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	178,348.253	99.44%
NVIT Multi-Manager Large Cap Growth Fund Class Y

NVIT
CARDINAL CAPITAL APPRECIATION
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	4,039,893.492	21.20%
NVIT
CARDINAL MODERATE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	3,899,534.516	20.46%
NVIT
CARDINAL BALANCED
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	3,815,221.597	20.02%
NVIT
CARDINAL MODERATE AGGRESSIVE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	3,774,641.477	19.80%

NATIONWIDE MUTUAL INSURANCE COMPANY
1 NATIONWIDE PLAZA 1-33-13
ATTN DARREN R COBLE
COLUMBUS OH 43215-2220

	1,673,520.408	8.78%
NVIT
CARDINAL MODERATE CONSERVATIVE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	956,886.138	5.02%
NVIT Multi-Manager Large Cap Value Fund Class I

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	25,471.616	79.50%
NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	5,906.805	18.44%
NVIT Multi-Manager Large Cap Value Fund Class II

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	782,510.815	99.87%
NVIT Multi-Manager Large Cap Value Fund Class Y

NVIT
CARDINAL CAPITAL APPRECIATION
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	4,473,945.685	21.36%
NVIT
CARDINAL MODERATE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	4,317,996.545	20.62%
NVIT
CARDINAL BALANCED
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	4,225,535.199	20.17%

NVIT
CARDINAL MODERATE AGGRESSIVE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	4,180,858.230	19.96%
NATIONWIDE MUTUAL INSURANCE COMPANY
1 NATIONWIDE PLAZA 1-33-13
ATTN DARREN R COBLE
COLUMBUS OH 43215-2220

	1,689,891.071	8.07%
NVIT
CARDINAL MODERATE CONSERVATIVE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	1,059,712.313	5.06%
NVIT Multi-Manager Mid Cap Growth Fund Class I

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	629,361.073	94.30%
NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	37,324.322	5.59%
NVIT Multi-Manager Mid Cap Growth Fund Class II

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	17,176,136.682	100.00%
NVIT Multi-Manager Mid Cap Growth Fund Class Y

NVIT
CARDINAL CAPITAL APPRECIATION
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	1,659,590.232	23.50%
NVIT
CARDINAL MODERATE AGGRESSIVE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	1,635,679.149	23.17%

NVIT
CARDINAL BALANCED
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	1,543,092.860	21.85%
NVIT
CARDINAL MODERATE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	1,314,499.214	18.62%
NVIT
CARDINAL MODERATE CONSERVATIVE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	483,795.607	6.85%
NVIT Multi-Manager Mid Cap Value Fund Class I

NATIONWIDE MUTUAL INSURANCE COMPANY
1 NATIONWIDE PLAZA 1-33-13
ATTN DARREN R COBLE
COLUMBUS OH 43215-2220

	1,017.331	100.00%
NVIT Multi-Manager Mid Cap Value Fund Class II

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	17,208,776.126	99.73%
NVIT Multi-Manager Mid Cap Value Fund Class Y

NVIT
CARDINAL CAPITAL APPRECIATION
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	1,691,440.215	23.50%
NVIT
CARDINAL MODERATE AGGRESSIVE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	1,667,349.010	23.17%
NVIT
CARDINAL BALANCED
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	1,572,866.638	21.86%

NVIT
CARDINAL MODERATE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	1,339,570.114	18.61%
NVIT
CARDINAL MODERATE CONSERVATIVE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	493,081.927	6.85%
NVIT Multi-Manager Small Cap Growth Fund Class I

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	4,392,565.091	96.17%
NVIT Multi-Manager Small Cap Growth Fund Class II

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	1,063,207.946	100.00%
NVIT Multi-Manager Small Cap Growth Fund Class III

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	24,576.892	97.55%
NVIT Multi-Manager Small Cap Growth Fund Class Y

NVIT
CARDINAL MODERATE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	382,230.484	28.72%
NVIT
CARDINAL CAPITAL APPRECIATION
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	371,210.042	27.89%
NVIT
CARDINAL MODERATE AGGRESSIVE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	317,086.196	23.82%

NVIT
CARDINAL BALANCED
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	224,350.359	16.85%
NVIT Multi-Manager Small Cap Value Fund Class I

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	28,056,905.731	98.21%
NVIT Multi-Manager Small Cap Value Fund Class II

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	3,692,950.228	100.00%
NVIT Multi-Manager Small Cap Value Fund Class III

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	68,751.881	96.59%
NVIT Multi-Manager Small Cap Value Fund Class IV

NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	2,575,217.893	78.96%
NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	686,209.053	21.04%
NVIT Multi-Manager Small Cap Value Fund Class Y

NVIT
CARDINAL MODERATE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	605,163.220	28.71%

NVIT
CARDINAL CAPITAL APPRECIATION
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	587,820.667	27.89%
NVIT
CARDINAL MODERATE AGGRESSIVE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	502,233.807	23.83%
NVIT
CARDINAL BALANCED
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	355,314.436	16.86%
NVIT Multi-Manager Small Company Fund Class I

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	26,869,922.528	98.68%
NVIT Multi-Manager Small Company Fund Class II

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	3,678,273.471	100.00%
NVIT Multi-Manager Small Company Fund Class III

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	125,508.456	94.69%
NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	7,031.485	5.31%
NVIT Multi-Manager Small Company Fund Class IV

NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	1,471,639.188	80.45%

NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	357,555.528	19.55%
NVIT Multi-Manager Small Company Fund Class Y

NVIT
CARDINAL BALANCED
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	209,149.291	28.85%
NVIT
CARDINAL MODERATE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	178,120.573	24.57%
NVIT
CARDINAL CAPITAL APPRECIATION
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	173,010.305	23.86%
NVIT
CARDINAL MODERATE AGGRESSIVE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	147,811.685	20.39%
NVIT Nationwide Fund Class I

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	93,582,449.613	97.92%
NVIT Nationwide Fund Class II

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	47,696,615.938	100.00%
NVIT Nationwide Fund Class III

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	54,263.294	94.07%

NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	3,422.049	5.93%
NVIT Nationwide Fund Class IV

NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	12,465,475.096	94.26%
NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	758,855.541	5.74%
NVIT Nationwide Leaders Fund Class I

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	265,964.753	99.87%
NVIT Nationwide Leaders Fund Class III

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	1,410,200.066	99.40%
NVIT S&P 500 Index Fund Class IV

NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	17,882,832.331	79.91%
NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	4,496,149.397	20.09%
NVIT S&P 500 Index Fund Class Y

NVIT
INVESTOR DESTINATIONS MODERATE
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

	110,292,001.270	43.09%
NVIT
INVESTOR DESTINATIONS MODERATELY
AGGRESSIVE
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

	89,437,113.822	34.94%
NVIT
INVESTOR DESTINATIONS AGGRESSIVE
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

	27,696,211.303	10.82%
NVIT
INVESTOR DESTINATIONS MODERATELY
CONSERVATIVE
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

	22,017,999.655	8.60%
NVIT Short Term Bond Fund Class I

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	45,434.460	97.80%
NVIT Short Term Bond Fund Class II

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	3,125,103.439	99.85%
NVIT Short Term Bond Fund Class Y

NVIT
CARDINAL BALANCED
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	2,745,933.741	27.98%
NVIT
CARDINAL CONSERVATIVE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	2,521,901.267	25.70%

NVIT
CARDINAL MODERATE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	1,671,361.050	17.03%
NVIT
CARDINAL CAPITAL APPRECIATION
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	1,136,023.543	11.58%
NVIT
CARDINAL MODERATE CONSERVATIVE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	1,045,537.352	10.65%
NVIT
CARDINAL MODERATE AGGRESSIVE
C/O CITI FUND SERVICES
3435 STELZER RD
COLUMBUS OH 43219

	692,926.918	7.06%
NVIT Small Cap Index Fund Class Y

NVIT
INVESTOR DESTINATIONS MODERATE
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

	19,884,298.484	48.15%
NVIT
INVESTOR DESTINATIONS MODERATELY
AGGRESSIVE
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

	13,797,398.732	33.41%
NVIT
INVESTOR DESTINATIONS AGGRESSIVE
3435 STELZER RD
C/O BISYS FUND SERV
COLUMBUS OH 43219

	7,494,072.704	18.15%
NVIT Technology and Communications Fund Class I

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	2,895,242.296	94.18%
NVIT Technology and Communications Fund Class II

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	252,332.742	100.00%
NVIT Technology and Communications Fund Class III

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	2,775,600.558	71.16%
NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	984,413.754	25.24%
NVIT Technology and Communications Fund Class VI

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	2,100,268.158	100.00%
NVIT U.S. Growth Leaders Fund Class I

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	769,754.339	75.36%
NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	205,395.089	20.11%
NVIT U.S. Growth Leaders Fund Class II

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	2,274,749.746	100.00%
NVIT U.S. Growth Leaders Fund Class III

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	1,589,451.193	99.62%
Neuberger Berman NVIT Multi Cap Opportunities Fund Class I

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	230,853.633	69.37%
NATIONWIDE MUTUAL INSURANCE COMPANY
1 NATIONWIDE PLAZA 1-33-13
ATTN DARREN R COBLE
COLUMBUS OH 43215-2220

	99,000.000	29.75%
Neuberger Berman NVIT Multi Cap Opportunities Fund Class II

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	462,704.772	99.78%
Neuberger Berman NVIT Socially Responsible Fund Class I

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	1,013,761.789	100.00%
Neuberger Berman NVIT Socially Responsible Fund Class II

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	44,910,357.287	99.78%
Oppenheimer NVIT Large Cap Growth Fund Class I

NATIONWIDE MUTUAL INSURANCE COMPANY
1 NATIONWIDE PLAZA 1-33-13
ATTN DARREN R COBLE
COLUMBUS OH 43215-2220

	299,000.000	100.00%
Oppenheimer NVIT Large Cap Growth Fund Class II

NATIONWIDE MUTUAL INSURANCE COMPANY
1 NATIONWIDE PLAZA 1-33-13
ATTN DARREN R COBLE
COLUMBUS OH 43215-2220

	1,000.000	100.00%
Templeton NVIT International Value Fund Class III

NATIONWIDE MUTUAL INSURANCE COMPANY
1 NATIONWIDE PLAZA 1-33-13
ATTN DARREN R COBLE
COLUMBUS OH 43215-2220

	500,000.000	100.00%
Van Kampen NVIT Comstock Value Fund Class I

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	6,077,064.185	98.86%
Van Kampen NVIT Comstock Value Fund Class II

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	15,343,583.986	99.68%
Van Kampen NVIT Comstock Value Fund Class IV

NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	2,183,325.868	78.93%
NATIONWIDE INVESTMENT SERVICES CORP.
C/O IPO PORTFOLIO ACCOUNTING
ONE NATIONWIDE PLAZA
COLUMBUS OH 43215

	582,811.986	21.07%
Van Kampen NVIT Real Estate Fund Class I

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	366,079.000	53.13%

NATIONWIDE MUTUAL INSURANCE COMPANY
1 NATIONWIDE PLAZA 1-33-13
ATTN DARREN R COBLE
COLUMBUS OH 43215-2220

	313,294.881	45.47%
Van Kampen NVIT Real Estate Fund Class II

SECURITY DISTRIBUTORS, INC.
ONE SECURITY BENEFIT PLACE
TOPEKA KS 66636-0001

	477,580.168	99.78%